As filed with the Securities and Exchange                                         Registration No. 033-75988*

Commission on April 18, 2017                                                           Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 54 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code:  (860) 580-2824

J. Neil McMurdie, Senior Counsel

Voya Legal Services

One Orange Way, C2N, Windsor, Connecticut  06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2017, pursuant to paragraph (b) of Rule 485

If appropriate check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual, Deferred, Fixed and Variable Annuity Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:  033-75972; 033-76024; and 033-89858.

PART A
Voya Retirement Insurance and Annuity Company Variable Annuity Account C Voya Pension IRA Contract Prospectus - MAY 1, 2017

The Contracts. The contracts described in this prospectus are individual, deferred, fixed and variable annuity contracts issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). They are issued to you, the contract holder (may also be referred to as contract owner), as either a traditional Individual Retirement Annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended (“Tax Code”) or a Roth IRA under Tax Code Section 408A. Additionally, the traditional IRA may be used as a funding option for a Simplified Employee Pension (“SEP”) plan under Tax Code Section 408(k). The contracts are not currently available as a Simple IRA under Tax Code Section 408(p). The contracts are no longer available for new sales. Existing contracts will continue to accept additional purchase payments subject to the terms of the contract.

Why Reading This Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully and keep it for future reference.

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated With Investing in the Funds. Information about the risks of investing in the funds through the contract is located in the “Investment Options” section on page 11. The particular risks associated with each fund are detailed in the fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses and retain them for future reference.

Fixed Interest Options:

•      Guaranteed Interest Account (“GIA”) (1992 and 1994 contracts only)

•      Fixed Account

•      Guaranteed Accumulation Account (“GAA”) (2004 contracts only, where available)

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate GAA prospectus. Not all fixed interest options may be available for current or future investment.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

The contracts described in this prospectus are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”). The contracts are subject to investment risk, including the possible loss of the principal amount invested.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2017 Statement of Additional Information (“SAI”) by indicating your request on your application or calling the Company at 1-800-584-6001 or writing to us at the address referenced under “Contract Overview - Questions: Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds, or a GAA prospectus, by calling that number. The contract prospectus, the GAA prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75988. The number assigned to the registration statement for the GAA is 333-210551. The SAI table of contents is listed on page 42 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.75988-17

Contract Prospectus – MAY 1, 2017 (Continued)

The Funds*

AB VPS Growth and Income Portfolio (Class A)

Calvert VP SRI Balanced Portfolio (Class I)

Fidelity® VIP Contrafund® Portfolio (Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Fidelity® VIP Overseas Portfolio (Initial Class)

Franklin Small Cap Value VIP Fund (Class 2)

Invesco V.I. American Franchise Fund (Series I)

Invesco V.I. Core Equity Fund (Series I)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio
(Class VC)

Oppenheimer Main Street Small Cap Fund®/VA
(Non-Service Shares)

PIMCO Real Return Portfolio (Administrative Class)

Pioneer High Yield VCT Portfolio (Class I)

Voya Balanced Portfolio (Class I)

Voya Global Bond Portfolio (Class I)

Voya Global Equity Portfolio (Class I)

Voya Government Money Market Portfolio (Class I)

Voya Growth and Income Portfolio (Class I)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Index Plus MidCap Portfolio (Class I)

Voya Index Plus SmallCap Portfolio (Class I)

Voya Intermediate Bond Portfolio (Class I)

Voya International Index Portfolio (Class I)

Voya Large Cap Growth Portfolio (Class I)

Voya Large Cap Value Portfolio (Class I)

Voya MidCap Opportunities Portfolio (Class I)

Voya Multi-Manager Large Cap Core Portfolio (Class I)

Voya RussellTM Large Cap Growth Index Portfolio
(Class I)

Voya RussellTM Large Cap Value Index Portfolio     (Class I)
Voya Small Company Portfolio (Class I)

Voya SmallCap Opportunities Portfolio (Class I)

Voya Solution 2025 Portfolio (Class S)(1)

Voya Solution 2035 Portfolio (Class S)(1)

Voya Solution 2045 Portfolio (Class S)(1)

Voya Solution Income Portfolio (Class S)(1)

Voya Strategic Allocation Conservative Portfolio (Class I)(1)

Voya Strategic Allocation Growth Portfolio
(Class I)(1)

Voya Strategic Allocation Moderate Portfolio
(Class I)(1)

VY® American Century Small-Mid Cap Value Portfolio (Class S)

VY® Baron Growth Portfolio (Class S)

VY® Clarion Global Real Estate Portfolio (Class I)

VY® Columbia Contrarian Core Portfolio (Class S)

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class I)

VY® JPMorgan Mid Cap Value Portfolio (Class S)(2)

VY® Oppenheimer Global Portfolio (Class I)

VY® Pioneer High Yield Portfolio (Class I)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class I)

VY® Templeton Foreign Equity Portfolio (Class I)

Wanger Select

Wanger USA

_______________

*      See “APPENDIX IV – Fund Descriptions” for further information about the funds.

(1)         These funds are structured as “fund of funds” that invest directly in shares of underlying funds. See “Fees - Fund of Funds” for additional information.

(2)   The VY® JPMorgan Mid Cap Value Portfolio is only available to individuals invested in the fund as of the close of business on February 7, 2014.

PRO.75988-17 3

TABLE OF CONTENTS

Contract Overview	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Design
2004 Contracts, 1994 Contracts and 1992 Contracts
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

Fee Table	6
Condensed Financial Information	8
The Company	8
contract purchase	9
Right to Cancel	11
Investment Options	11
Fees	14
Your Account Value	20
Transfers	21
Withdrawals	25
Systematic Distribution Options	26
Death Benefit	26
Income Phase	28
FEDERAL Tax Considerations	32
Contract Distribution	37
Other Topics	39
Contents of the Statement of Additional Information	42
Appendix I - Guaranteed Interest Account	43
Appendix II - Fixed Account	44
Appendix III - Guaranteed Accumulation Account	45
Appendix IV - Fund DESCRIPTIONS	47
Appendix V - Condensed Financial Information	CFI 1

PRO.75988-17 4

Contract Overview

The following is intended as an overview. Please read each section of this prospectus for additional information.

Questions: Contacting the Company. To answer your questions, contact your sales representative or write or call our Home Office at:

Customer Service

Defined Contribution Administration

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact us or your sales representative to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative requirements for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

Contract Design

The contracts described in this prospectus are individual, deferred, fixed and variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals.

2004 Contracts, 1994 Contracts, and 1992 Contracts

Throughout the prospectus we refer to 2004 contracts, 1994 contracts, and 1992 contracts.

2004 Contracts. We began selling these contracts in April, 2004 (subject to regulatory approval) and stopped sale of them during 2010. You have a 2004 contract if your contract form number, located at the bottom left corner of each page of your contract begins with IRA-CDA-03.

1994 Contracts. We began selling these contracts in 1994 and stopped sale of them during 2004. These contracts were sold in states that had not approved the 2004 contract. You have a 1994 contract if your contract form number, located on the bottom left corner of each page of your contract, begins with the letters IRA-CDA-IC. In some cases the form number will appear as IRA-CDA-93, IRA-CDA-97, or IRA-CDA-98.

1992 Contracts. We began selling these contracts in 1992 and stopped sale of them during 1994. You have a 1992 contract if your contract form number, located on the bottom left corner of each page of your contract, begins with the letters IP-CDA-IB.

Contract Facts

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right to Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death during both the accumulation and income phases (described in “Contract Phases,” below). The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “Income Phase.”

Withdrawals. During the accumulation phase, you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. See “Withdrawals” and “FEDERAL Tax CONSIDERATIONS.” Amounts withdrawn from the GAA may be subject to a market value adjustment. See “Appendix III.”

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

PRO.75988-17 5

Fees. Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation. You generally will not pay taxes on any earnings from the annuity contracts described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs and Roth IRAs) also defer payment of taxes on earnings until they are withdrawn. Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits (such as the guaranteed death benefit available under the 2004 contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your decision with your financial representative. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

Contract Phases

Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:

•      Fixed Interest Options; or

•      Variable Investment Options (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its corresponding fund.

Payments to Your Account
|| Step 1 ||
Voya Retirement Insurance and Annuity Company
|| Step 2 ||
Fixed Interest Options	Variable Annuity Account C Variable Investment Options

The Subaccounts
	A	B	Etc.
|| Step 3 ||
	Mutual Fund A	Mutual Fund B

Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options. See “Income Phase.” In general, you may:

•      Receive income phase payments for a specified period of time or for life;

•      Receive income phase payments monthly, quarterly, semi-annually or annually;

•      Select an income phase option that provides for payments to your beneficiary; and

•      Select income phase payments that are fixed or vary based on the performance of the variable investment options you select.

PRO.75988-17 6

Fee Table

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning, and withdrawing account value from your contract. See “Income Phase” for fees that may apply after you begin receiving payments under the contract.

In this section:

•       Maximum Transaction Expenses;

•       Maximum Periodic Fees and Charges;

•       Fund Fees and Expenses; and

•       Examples.

See “Fees” for:

•       Early Withdrawal Charge Schedules;

•       How, When and Why Fees are Deducted;

•       Reduction, Waiver and/or Elimination of Certain Fees;

•       Fund Redemption Fees; and

•      Premium and Other Taxes.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% of purchase payments may also be deducted.*

Early Withdrawal Charge[1] (as a percentage of amount withdrawn)
Applicable to contracts issued with:
Early Withdrawal Schedule A	1.00%
Early Withdrawal Schedule B	5.00%
Early Withdrawal Schedule C	6.00%

Transfer Charges	$10.00[2]

Maximum Periodic Fees and Charges The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Maximum Annual Maintenance Fee	$25.00[3]
Separate Account Annual Expenses (as a percentage of average account value)
Maximum Mortality and Expense Risk Charge[4]	1.25%
Maximum Administrative Expense Charge[5]	0.25%
Maximum Total Separate Account Annual Expenses	1.50%

________________________________

1    This is a deferred sales charge. See “Fees - Early Withdrawal Charge” for a description of which early withdrawal charge schedule applies to each contract. The early withdrawal charge reduces over time. The total early withdrawal charge deducted will not exceed 8.5% of the total purchase payments made to the contract. These fees may be waived in certain circumstances. See the “Fees” section.

2   During the accumulation phase, we allow you 12 free transfers among investment options each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See “Transfers.”

3    The annual maintenance fee may be waived if your account value is $10,000 or greater on the day before the maintenance fee is deducted. Additionally, for 1992 contracts, if the initial purchase payment was $10,000 or greater, the annual maintenance fee is $0. See “Fees - Annual Maintenance Fee.”

4   This illustrates the maximum mortality and expense risk charge that may be deducted under the contracts. For 2004 and 1994 contracts, which are not currently sold, this charge may be reduced to 1.15% under certain circumstances. See “Fees - Mortality and Expense Risk Charge.”

5   We currently do not impose this charge. However, if allowed by your contract, we reserve the right to charge up to 0.25% annually. See “Fees - Administrative Expense Charge.”

*  State premium taxes may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

PRO.75988-17 7

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	0.39%	1.41%

See the “FEES – Fund Fees and Expenses” section of this prospectus for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include transaction expenses (assuming no loans), maintenance fees (converted to a percentage of assets equal to 0.0014%), maximum separate account annual expenses and fund fees and expenses applicable to that type of contract.

Maximum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your entire account value at the end of the applicable time period:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Based on Early Withdrawal Schedule A	$308	$943	$1,602	$3,366	$308	$943	$1,602	$3,366

Based on Early Withdrawal Schedule B	$818	$1,472	$2,043	$3,366	$308	$943	$1,602	$3,366

Based on Early Withdrawal Schedule C	$920	$1,366	$1,822	$3,366	$308	$943	$1,602	$3,366

PRO.75988-17 8

Minimum Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Example (A) If you withdraw your entire account value at the end of the applicable time period:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Based on Early Withdrawal Schedule A	$206	$637	$1,094	$2,361	$206	$637	$1,094	$2,361

Based on Early Withdrawal Schedule B	$721	$1,183	$1,557	$2,361	$206	$637	$1,094	$2,361

Based on Early Withdrawal Schedule C	$824	$1,074	$1,326	$2,361	$206	$637	$1,094	$2,361

* Example B will not apply during the income phase if you select a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal within five years after you begin receiving payments (or within three years for 1992 contracts). In these circumstances, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. Refer to Example A.

Condensed Financial Information

Understanding Condensed Financial Information. In Appendix V of this prospectus, we provide condensed financial information about the Variable Annuity Account C subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to the consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

The Company

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

PRO.75988-17 9

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, Connecticut  06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

CONTRACT Purchase

Contracts Available for Purchase. The contracts available for purchase are intended to qualify under the Tax Code as one of the following:

•      A traditional Individual Retirement Annuity (“IRA”) under Tax Code Section 408(b); or

•      A Roth IRA under Tax Code Section 408A.

The traditional IRA may be used as a funding option for a Simplified Employee Pension (“SEP”) plan under Tax Code Section 408(k). The contract is not available as a “Simple IRA” as defined in Tax Code Section 408(p).

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA depends upon your adjusted gross income.

How to Purchase. Complete the application and submit it and your initial purchase payment to the Company directly or through your sales representative. An account will not be set up until payment is received.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

Purchase Payment Methods. The following purchase payment methods are allowed:

•      Annual contributions. The initial purchase payment must be at least $5,000 and subsequent payments may be added as long as they meet our minimum requirements in place at that time. Installment purchase payments are allowed, provided that each installment purchase payment must be at least $85 (or $1,000 annually). Monthly installments must be made via automatic bank check plan (Pre-authorized Payment Plan Agreement). The first payment must be received with the application. We reserve the right to waive or modify these requirements on a nondiscriminatory basis.

PRO.75988-17 10

•      Rollovers or transfers from one or more of the following sources:

>     A traditional IRA under Tax Code Section 408(b);

>     A Roth IRA under Tax Code Section 408A;

>     An individual retirement account under Tax Code Section 408(a) or 403(a);

>     A tax-deferred annuity or custodial account under Tax Code Section 403(b);

>     A qualified pension or profit sharing plan under Tax Code Section 401(a) or 401(k); or

        >     A governmental plan that qualifies under Tax Code Section 457(b).

Rollovers or transfers must meet current minimum underwriting requirements, and subsequent rollovers or payments may be added as long as they meet our minimum requirements at time of deposit.

Rollovers and direct transfers are permitted from a 401, 403(a), 403(b) or governmental 457(b) arrangement to a traditional IRA, and beginning in 2008, to a Roth IRA, subject to payment of ordinary income tax.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there are currently no limits on the number of investment options you may select. When selecting investment options, you may find it helpful to review the “Investment Options” section.

Factors to Consider in the Purchase Decision. The decision to purchase the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•      Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•      Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

•      Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•      Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Purchase in the State of New York. The 1994 contract was not available in the State of New York.

Other Products. We and our affiliates offer various other products with different features and terms than the contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative.

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Right to Cancel

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a written notice of cancellation.

Refunds. We will issue you a refund within seven calendar days of our receipt of your contract and notice of cancellation. Your refund will equal all purchase payments made.

If the purchase payments for your cancelled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

Replacement Contracts Issued After April 1, 2004. Subject to regulatory approval of the 2004 contracts, you may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a notice of cancellation. Your refund will equal all purchase payments made if canceled within 10 days. After 10 days, your refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested, except in states that require return of premium throughout the free look period.

Investment Options

The contract offers variable investment options and fixed interest options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Variable Annuity Account C. Each subaccount invests in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed on the front of this prospectus. We also provide a brief description of each fund in APPENDIX IV. Please refer to the fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge, from the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

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Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•      Mixed funding - bought for annuities and life insurance; and

•      Shared funding - bought by more than one company.

Possible Conflicts of Interest. With respect to insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. With respect to the insurance-dedicated funds, In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Selection of Underlying Funds. The underlying funds available through the contract described in this prospectus are determined by the Company. When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue from the Funds.”)  We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations under the contract. We have included the certain of the funds at least in part because they are managed or sub-advised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

PRO.75988-17 13

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts. Additionally:

•      During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and

•      During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

We do not guarantee that each fund will always be available for investment through the contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•          Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for contracts we issue;

•          Combine two or more subaccounts;

•          Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.” See also “TRANSFERS.” for information about making subaccount allocation changes;

•          Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:

>      A fund no longer suits the purposes of your contract;

>      There is a change in laws or regulations;

>      There is a change in the fund’s investment objectives or restrictions;

>      The fund is no longer available for investment; or

>      Another reason we deem a substitution is appropriate.

•          Stop selling the contract;

•          Limit or eliminate any voting rights for the separate account; or

•          Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the contract belongs.

Fixed Interest Options

For descriptions of the fixed interest options that may be available through the contract, see the appendices and the GAA prospectus. The GAA prospectus may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

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Selecting Investment Options

When selecting investment options:

•      Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your individual circumstances and your financial goals;

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen; and

•      Be informed. Read this prospectus, all of the information that is available to you regarding the funds—including each fund’s prospectus, statement of additional information, and annual and semi-annual reports, the fund prospectuses, the GIA, Fixed Account and GAA appendices and the GAA prospectus. After you select the options for your account dollars, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•      Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts or in some states.

Fees

The charges we assess and the deductions we make under the contract are in consideration for:  (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume. The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and “Fee Table” for information on fees.

Transaction Fees

Types of Fees

The following types of fees or deductions may affect your account:

•       Transaction Fees:

>    Early Withdrawal Charge;

>    Transfer Charge;

>    Fund Redemption Fees;

•       Periodic Fees and Charges:

>    Annual Maintenance Fee;

>    Mortality and Expense Risk Charge;

>    Administrative Expense Charge;

•       Fund Fees and Expenses; and

•       Premium and Other Taxes.

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract. The schedules are listed below and appear on your contract schedule page. The charge will never be more than 8.5% of your total purchase payments to the contract.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

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Early Withdrawal Charge Schedules

(Your contract schedule page shows which of the following early withdrawal charge schedules applies to you.)

Schedule A

Contract Years Fewer than 1 1 or more	Early Withdrawal Charge 1% 0%

Schedule A applies to 2004 and 1994 contracts established with amounts that were transferred or rolled over from the Company’s unregistered contracts, including amounts rolled over into a Roth IRA in connection with a conduit traditional IRA and Company general account contracts issued in connection with Tax Code Sections 401, 403 and governmental 457 plans. It also applies to previously-issued 1992 contracts established with amounts transferred from certain contracts issued by the Company under certain pension or profit sharing retirement plans only where you were not subject to an early withdrawal charge (deferred sales charge) under the prior contract at the time of transfer. The early withdrawal charge is based on the number of completed contract years since the date of initial payment to the new contract.

Schedule B

Contract Years Less than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more but fewer than 8 8 or more but fewer than 9 9 or more	Early Withdrawal Charge 5% 4% 3% 2% 1% 0%

Schedule B applies to 1992 contracts established with amounts that were transferred from certain existing contracts issued by the Company where the contract holder had been subject to an early withdrawal charge (deferred sales charge). The beginning early withdrawal charge is based on the number of completed contract years since the initial payment to the predecessor contract.

Schedule C

Contract Years Less than 2 2 or more but fewer than 3 3 or more but fewer than 4 4 or more but fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more	Early Withdrawal Charge 6% 5% 4% 3% 2% 1% 0%

Schedule C applies to 2004 and 1994 contracts established with amounts that were transferred from contracts or arrangements offered by the Company or certain Company affiliates in connection with Tax Code Sections 401, 403 and 457 plans (other than those contracts described above under Schedule A), and rollovers from IRAs under Tax Code Sections 408 and 408A (to the extent such rollovers are allowed by the Company). Rather than assessing an early withdrawal charge on the predecessor contract, the early withdrawal charge is based on the number of completed contract years since the date of initial payment to the predecessor contract or arrangement. We may also apply this early withdrawal charge schedule on this basis to certain external rollovers in a non-discriminatory manner. See “Fees - Reduction or Elimination of Certain Fees.” For amounts rolled over from non-annuity contract arrangements offered by the Company or certain Company affiliates in connection with Tax Code Sections 401, 403, and 457 plans, this will normally result in there being no early withdrawal charge applicable to the new contract. Schedule C also applies to all new purchases that are not connected with an internal transfer (e.g., external rollovers or contracts established with at least a $1,000 annual contribution), and to internal rollovers from certain variable life insurance contracts funding Tax Code Section 401 qualified plans.

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Waiver. The early withdrawal charge is waived if the amount withdrawn is due to one or more of the following:

•      Used to provide income phase payments to you;

•      Paid due to your death;

•      Withdrawn under a systematic distribution option (see “Systematic Distribution Options”);

•      Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months; or

•      Withdrawn in an amount of 10% or less of your account value, provided you are at least age 59½. This waiver applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals, unless your contract is issued in the states of Washington, Florida or New Jersey. The 10% amount will be calculated using your account value as of the date the request is received in good order at our Home Office. When a systematic distribution option is selected, this provision includes any amounts paid under that election.

Transfer Charge

Maximum Amount. During the accumulation phase, we currently allow you 12 free transfers each calendar year. We reserve the right, however, to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Fund Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $25.00

When/How. Each year, during the accumulation phase, we deduct this fee on your contract anniversary. It is deducted on a proportional basis from each subaccount and fixed interest option in which you have an allocation.

Purpose. This fee reimburses us for our administrative expenses related to establishing and maintaining your account.

Reduction or Elimination. We will eliminate the maintenance fee if your account value is $10,000 or greater on the day before the maintenance fee is deducted. For 1992 contracts, the maintenance fee is also eliminated if your initial purchase payment was $10,000 or greater.

Additionally, we may reduce or eliminate the maintenance fee if we anticipate savings on our administrative expenses for the sale because of one or more of the following:

•      The size and type of group to whom the contract is offered; or

•      The amount of expected purchase payments.

We will not unfairly discriminate against any person if we increase, reduce or eliminate the maintenance fee. We will make any increase, reduction or elimination according to our own rules in effect at the time we approve an application for a contract. We reserve the right to change these rules from time to time. Any increase will not result in an annual maintenance fee in excess of the maximum amount shown above and in the Fee Table.

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Mortality and Expense Risk Charge

Maximum Amount. This charge, on an annual basis, is equal to 1.25% of your account value invested in the subaccounts. We may charge a different fee for different funds (but not beyond the maximum amount).

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option. This charge is deducted during the accumulation phase and the income phase.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contracts, namely:

•      Mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract; and

•      Expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this charge.

Reduction. For 2004 and 1994 contracts, which we currently do not sell, we will reduce this charge to 1.15% provided one or more of the following conditions are met:

•      The contract has remained in the accumulation phase for ten years following the initial payment;

•      The initial payment is $250,000 or more; or

•      The value of the contract is $250,000 or more on any anniversary of the date the initial purchase payment was applied.

Administrative Expense Charge

Maximum Amount. We reserve the right to charge up to 0.25% annually of your account value invested in the subaccounts. We currently do not impose this charge.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase and/or the income phase. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our cost of providing administrative expenses under the contracts and in relation to the separate account and subaccounts.

Reduction or Elimination of Certain Fees

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the annual maintenance fee, the expense risk charge or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

•      The size and type of group to whom the contract is offered;

•      The type and frequency of administrative and sales services provided;

•      The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees; or

•      Any other circumstances that reduce distribution or administrative expenses.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval. The exact amount of contract charges applicable to a particular contract will be stated in that contract.

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Fund Fees and Expenses

As shown in the fund prospectuses and described in “FEE TABLE – Fund Fees and Expenses,” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fee and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fee and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, 12b-1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

PRO.75988-17 19

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2016, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

• Fidelity Investments® • OppenheimerFunds, Inc. • Franklin® Templeton® Investments • Columbia Wanger Asset Management • PIMCO Funds	• Lord Abbett Funds • Invesco Investments • Pioneer Investments® • Calvert Funds • AllianceBernstein Investments

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2016, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

Fund of Funds

Certain funds may be structured as “fund of funds.”  These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

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Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct premium taxes from your account value or from your purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL Tax Considerations.”

Your Account Value

During the accumulation phase, your account value at any given time equals:

•      The current dollar value of amounts held in the subaccounts which takes into account investment performance and fees deducted from the subaccounts; plus

•      The current dollar value of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (“AUV”). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge (if any) and any other fees deducted daily from amounts in the separate account. We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the net investment factor of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•      The net assets of the fund held by the subaccount as of the current valuation; minus

•      The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•      Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•      The total value of the subaccount’s units at the preceding valuation; minus

•      A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees, deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

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Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5,000.	$5, 000 Purchase Payment
|| Step 1 ||

Step 2:

•      You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV); and

•      You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Voya Retirement Insurance and Annuity Company
|| Step 2 ||
Variable Annuity Account C
	Subaccount A 300 accumulation units	Subaccount B 100 accumulation units	Etc.
|| Step 3 ||
Step 3: The separate account purchases shares of the applicable funds at the current market value (net asset value or NAV).	Mutual Fund A	Mutual Fund B

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in the “Purchase” section. Subsequent purchase payments or transfers directed to the subaccounts that are received in good order by the close of business of the NYSE will purchase subaccount accumulation units at the AUV next computed as of the close of business of the NYSE on that day. The value of subaccounts may vary day to day. Subsequent purchase payments and transfers received in good order after the close of the NYSE will purchase accumulation units at the AUV computed as of the close of the NYSE on the next business day.

Transfers

During the accumulation phase, you may transfer amounts among the available subaccounts. We allow you 12 free transfers each calendar year. We reserve the right to charge $10.00 for each additional transfer. We currently do not impose this charge.

Transfers from fixed interest options are restricted as outlined in the appendices. Transfers must be made in accordance with the terms of the contract. You may not make transfers once you enter the income phase. See “Income Phase.”

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

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•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•          We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participant’s in such products; and

•          Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define “Excessive Trading” as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit  (VRU), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

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If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible.  A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

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As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or contract value to the fund or all funds within the fund family.

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Dollar Cost Averaging Program. The 2004 and 1994 contracts permit participation in our dollar cost averaging program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain variable investment options to one or more of the subaccounts you select. The amount applied must be no less than $100 per month over a period of at least 12 months. Allocations for periods of longer than 24 months must be consented to by the Company. Dollar cost averaging is not available for fixed interest options (the Fixed Account, the GIA or the GAA).

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in the “Contract Overview - Questions: Contacting the Company” section. The Company may change or discontinue the dollar cost averaging program at any time.

Dollar cost averaging is not available if you elect to participate in the asset rebalancing program. Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Asset Rebalancing Program. Under the 2004 contracts you may participate in asset rebalancing. Asset rebalancing allows you to reallocate your account value in the investments and percentages you identify. Account values invested in certain investment options may not be available for rebalancing under this program. We automatically reallocate your account value annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available for your contract, you may elect the asset rebalancing program by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time. The Company may change or discontinue the asset rebalancing program at any time.

Asset rebalancing is not available if you elect to participate in the dollar cost averaging program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

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Withdrawals

You may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal. You must select the withdrawal amount:

•      Full Withdrawal: You will receive, reduced by any required tax, your account value allocated to the subaccounts, the GIA (with reduced interest yield), the Fixed Account, and the GAA (plus or minus any applicable market value adjustment), minus any applicable early withdrawal charge, redemption fees, and annual maintenance fee; or

•      Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, redemption fees, and any positive or negative market value adjustment for amounts withdrawn from the GAA or a reduced interest yield from the GIA;

•       Select investment options. If you do not specify, we will withdraw dollars proportionally from each of your investment options; and

•      Properly complete a disbursement form and submit it to our Home Office.

See the appendices and the GAA prospectus for more information about withdrawals from the fixed interest options.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or on such later date as you specify on the disbursement form.

Taxes, Fees and Other Deductions

Amounts withdrawn may be subject to one or more of the following:

•       Early Withdrawal Charge (see “Fees - Early Withdrawal Charge”)

•       Annual Maintenance Fee (see “Fees - Annual Maintenance Fee”)

•       Market Value Adjustment (see “Appendix III” and the GAA prospectus)

•       Fund Redemption Fees (see “Fees – Fund Redemption Fees”)

•       Tax Penalty (see “FEDERAL Tax Considerations”)

•       Tax Withholding (see “FEDERAL Tax Considerations”)

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in “Contract Overview - Questions: Contacting the Company.”

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your disbursement form in good order.

Reinstatement Privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of your withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested.

We will credit the amount reinvested proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any annual maintenance fee that fell due after the withdrawal and before the reinvestment. Provided all options are available, we will reinvest in the same investment options and proportions in place at the time of withdrawal. If an investment option is closed or otherwise no longer available, amounts to be allocated to any such option will be reinvested in a replacement option as directed by your plan sponsor.  If your plan sponsor has not designated a replacement option, unless we receive alternative allocation instructions, amounts that would have been reinvested in the investment option that is closed or unavailable may be automatically allocated among the other available investment options according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available investment options, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Special rules apply to reinstatements of amounts withdrawn from the GIA and the GAA. See the appendices Seek competent advice regarding the tax consequences associated with reinstatement.

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Systematic Distribution Options

These options may be exercised at any time during the accumulation phase of the contract. The following systematic distribution options may be available:

•      Systematic Withdrawal Option (“SWO”). SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like periodic income while retaining investment flexibility for amounts accumulated in the account. We will not deduct an early withdrawal charge from amounts paid under SWO; however, a market value adjustment may apply to amounts paid from the GAA. See “Appendix III” and the GAA prospectus for more information about the market value adjustment; and

•      Estate Conservation Option (“ECO”). ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law, beginning generally at age 70½, and pay you that amount once a year. ECO is not available under Roth IRA contracts. We will not deduct an early withdrawal charge nor apply a market value adjustment to any part of your account value paid under an ECO.

Features of a Systematic Distribution Option

A systematic distribution option allows you to receive regular payments from the contract, without moving into the income phase.

By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview - Questions: Contacting the Company.”

Systematic Distribution Option Availability. If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time, and/or change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or call us at the number listed in “Contract Overview - Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Home Office. Once revoked, ECO may not be elected again unless allowed under the Tax Code.

Taxation. Taking a withdrawal under a systematic distribution option may have tax consequences. If you are concerned about tax implications, consult a tax and/or legal adviser before electing an option. See “FEDERAL TAX CONSIDERATIONS.”

Death Benefit

During the Accumulation Phase. The contract provides a death benefit in the event of your death during the accumulation phase.

Who Receives the Death Benefit Proceeds? If you would like certain individuals to receive the death benefit when it becomes payable, you may name them as your beneficiaries. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or by calling us at the number listed in “Contract Overview - Questions: Contacting the Company.”

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “Income Phase.”

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Death Benefit Amount. The amount of the death benefit is equal to your account value as of the next time we value your account following the date on which we receive proof of your death and a payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

Until a death benefit request is received in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Guaranteed Death Benefit (2004 Contracts Only). Subject to state regulatory approval, the 2004 Contracts provide a guaranteed death benefit if the contract beneficiary elects a lump-sum distribution or an income phase payment option. For those contracts, the guaranteed death benefit is the greater of:

•      Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA; or

•      The sum of payments (minus any applicable premium tax) made to your account, adjusted for withdrawals made from your account, as of the day the notice of death and request for payment are received in good order at our Home Office. The adjustment for withdrawals will be proportionate, reducing the sum of all purchase payments made in the same proportion that the account value was reduced by the withdrawal.

For amounts held in the GIA, the full annual Guaranteed Interest Rate will be credited. For amounts held in the GAA, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it will be deducted only if the death benefit is paid more than six months after your death. We describe the market value adjustment in APPENDIX III and in the GAA prospectus.

Death Benefit Payment Options. Unless otherwise requested, we will mail payment to the beneficiary within seven calendar days after we receive proof of death and payment request acceptable to us. If allowed by the Tax Code, and not otherwise restricted by the contract holder, the designated beneficiary may elect to have the death benefit proceeds paid in any one of the following ways:

•       Lump-sum payment;

•       Payment in accordance with any of the available income phase payment options. See “Income Phase;” or

•      If the beneficiary is your spouse, payment in accordance with any of the available systematic distribution options. See “Systematic Distribution Options.”

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

PRO.75988-17 28

The following options are also available to the beneficiary; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

•      Leave the account value invested in the contract; or

•      For certain contracts, leave the account value on deposit in the Company’s general account, and receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary can withdraw the balance on deposit at any time or request to receive income payments in accordance with any of the available income phase payment options. See “Income Phase.”

Unless otherwise restricted by the contract holder, the beneficiary may choose to apply any portion of the death benefit to an annuity option or to receive a lump-sum payment.

Taxation. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Income Phase

During the income phase you stop contributing dollars to the contract and start receiving payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:

•      Payment start date;

•      Payment option (see the income phase payment options table in this section);

•      Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•      Choice of fixed, variable or a combination of both fixed and variable payments; and

•      Selection of subaccounts and an assumed net investment rate (only if variable payments are elected).

We may have used the following terms in prior prospectuses:

Annuity Phase-Income Phase

Annuity Option-Income Phase Payment Option

Annuity Payment-Income Phase Payment

Annuitization-Initiating Income Phase Payments

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed payments. As a general rule, more frequent income phase payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select, based on the subaccounts available during the income phase at the time you make your selection. The subaccounts available for investment during the income phase may be different than those available for investment during the accumulation phase. For information about the subaccounts available during the income phase, please contact Customer Service. We allow 12 free transfers per calendar year. We reserve the right to allow additional transfers in excess of 12 per calendar year. For variable payments, an assumed net investment rate must be selected.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3.5%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Payment amounts will decline if the investment performance is less than 5% after deduction of fees.

PRO.75988-17 29

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “Contract Overview - Questions: Contacting the Company.”

Minimum Payment Amounts for 2004 Contracts (subject to regulatory approval)

The income phase payment option you select must result in one of the following:

•      A first income phase payment of at least $100; or

•      Total yearly income phase payments of at least $500.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

In New York, the income phase payment option you select must result in one of the following:

•      A first income phase payment of at least $20; or

•      Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Minimum Payment Amounts for 1994 Contracts

The income phase payment option you select must result in one of the following:

•      A first income phase payment of at least $50; or

•      Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Minimum Payment Amounts for 1992 Contracts

The payment option you select must result in one of the following:

•      A first payment of at least $20; or

•      Total yearly payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Restrictions on Start Dates and the Duration of Payments. When income phase payments start, the age of the annuitant plus the number of years for which income phase payments are guaranteed must not exceed 95. Certain tax rules may also limit the length of income phase payments. For Roth IRAs those minimum distribution rules do not apply. See “FEDERAL Tax Considerations.”

Regardless of your income phase payment start date, your income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option may have adverse tax consequences. You should consult with a tax and/or legal adviser if you are considering this course of action.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables on the following page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts.

This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative expense charge from amounts held in the subaccounts. See “Fees.”

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Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following Income Phase Payment Options table. If a lump-sum payment is due as a death benefit, payment will be sent within seven calendar days following our receipt of proof of death and the payment request in good order at our Home Office. Any death benefit payable must be distributed to the beneficiary at least as rapidly as under the method of distribution in effect on the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may be restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Calculation of Death Benefit. We will calculate the value of any death benefit at the next valuation after we receive proof of death acceptable to us and the payment request in good order. Such value will be reduced by any payments made after the date of death.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “FEDERAL Tax Considerations” for additional information.

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Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

Terms to Understand:

•      Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based; and

•      Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Payment Options

Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.

Death Benefit-None: All payments end upon the annuitant’s death.

Life Income- Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5, 10, 15 or 20 years or as otherwise specified in the contract.

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income- Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.

Continuing Payments: When you select this option you choose for either:

•     100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

•     100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment will continue to the second annuitant on the annuitant’s death.

Death Benefit-None: All payments end upon the deaths of both annuitants.

Life Income- Two Lives- Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for ten or more years as specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Nonlifetime Payment Option
Nonlifetime- Guaranteed Payments*

Length of Payments: You may select payments for 3 through 30 years under 1992 contracts or 5 through 30 years under 2004 and 1994 contracts. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payments: If the “Nonlifetime-Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years (for 2004 and 1994 contracts) or three years (for 1992 contracts) of payments have been completed will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “Fees - Early Withdrawal Charge.”

________________

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.

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Calculation of Lump-Sum Payments. If a lump-sum payment is available to a beneficiary or to you under the income phase payment options listed in the table above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5% assumed net investment rate for variable payments.)

FEDERAL Tax Considerations

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•      Your tax position (or the tax position of the designated beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contract;

•      Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

•      This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•      We do make any guarantee about the tax treatment of the contract or transactions involving the contract; and

•      No assurance can be given that the Internal Revenue Service (“IRS”) would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

In this section:

•       Introduction;

•       Taxation of Qualified Contracts;

•       Possible Changes in Taxation; and

•       Taxation of the Company.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (qualified contracts). Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to a favorable income tax treatment under Sections 408 or 408A of the Tax Code. Employers or individuals intending to use the contract with such plans should seek tax and legal advice.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•      Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. Sales of the contract for use with IRAs or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with the IRA qualification requirements.

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Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. You may roll over a distribution from and IRA only once in any 12 month period. Beginning in 2015, you will not be able to roll over any portion of an IRA distribution if you rolled over a distribution the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. Beginning in 2015, you will not be able to roll over any portion of a Roth IRA distribution if you rolled over another IRA distribution during the preceding 1-year period. This limit applies by aggregating all of your IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of this limit. Please note that this one-rollover-per-year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% additional tax may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract holders, participants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

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Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs above. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments (i.e., annuity), rollovers, exchanges and death benefit proceeds. We report the gross and taxable portions of all distributions to the IRS.

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:

•      The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•      You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with an IRA or Roth IRA unless certain exceptions, including one or more of the following, have occurred:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      You have separated from service with the plan sponsor at or after age 55;

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•      The distribution is a qualified reservist distribution as defined under the Tax Code.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other additional taxes in other circumstances.

Qualified Distributions - Roth IRA. A partial or full distribution of purchase payments to a Roth IRA account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth IRA account is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

>      The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

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>      If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account;

>      The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

Lifetime Required Minimum Distributions (IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      Start date for distributions;

•      The time period in which all amounts in your contract(s) must be distributed; and

•      Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•      Over your life or the joint lives of you and your designated beneficiary; or

•      Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2017, your entire balance must be distributed to the designated beneficiary by December 31, 2022. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

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Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•      December 31 of the calendar year following the calendar year of your death; or

•      December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-Resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and treaty status. We may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

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Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

Contract Distribution

General. The Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of (“FINRA”) and the Securities Investor Protection Corporation (“SIPC”). Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid range up to 7.0% of all amounts contributed to a contract. The Company may also pay asset-based service fees ranging up to 0.50%.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7.0% of total purchase payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

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We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rate noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•      Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•      Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•      Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

•      Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

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The following is a list of the top 25 distributors that, during 2016, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

•         Voya Financial Advisors, Inc.

•         LPL Financial Corporation

•         Regulus Advisors, LLC

•         Morgan Stanley Smith Barney LLC

•         Cetera Investment Services LLC

•         Lincoln Financial Advisors Corporation

•         Harbour Investments, Inc.

•         Woodbury Financial Services, Inc.

•         Kestra Investment Services, LLC

•         PlanMember Securities Corporation

•         American Portfolios Financial Services, Inc.

•         Signator Financial Services, Inc.

•         MSI Financial Services, Inc.

•         GWN Securities Inc.

•         Securities America, Inc.

•         Sigma Financial Corporation

•         NYLIFE Securities LLC

•         Royal Alliance Associates, Inc.

•         Geneos Wealth Management, Inc.

•         First Allied Securities, Inc.

•         Huckin Financial Group, Inc.

•         Northwestern Mutual Investment Services, Inc.

•         Ameriprise Financial Services, Inc.

•         Cadaret, Grant & Co., Inc.

•         Coordinated Capital Securities, Inc.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your application materials.

Other Topics

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

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Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to our Service Center in writing at the addresses provided in “Contract Overview—Questions:  Contacting the Company” or by calling 1-800-584-6001.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value.  There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•      On any valuation date when the NYSE is closed (except customary holidays or weekends or when trading on the NYSE is restricted);

•      When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount’s assets; or

•      During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or other regulatory proceeding.

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Contract Modification

We may modify the contract when we deem an amendment appropriate by providing you written notice 30 days before the effective date of the change. The most likely reason for a change to the contract would be to ensure compliance with applicable law. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Involuntary Terminations

1992 and 1994 Contracts: Following the completion of two contract years in which no purchase payments have been made, the Company reserves the right to pay the contract’s current account value to you if that value is less than $1,500, provided the Company gives you 90 days written notice. Such value paid may not utilize the reinvestment privilege. The full value payable to you will not be reduced by any early withdrawal charge, and amounts withdrawn from the GIA, if applicable, will not receive a reduced rate of interest. Amounts withdrawn from the GIA will receive a guaranteed effective annual yield to the date of contract termination as if the amounts had remained in the GIA until the end of a guaranteed term, see “Appendix I.” This provision does not apply if you have initiated income phase payments.

2004 Contracts: Subject to state regulatory approval, following the completion of three contract years in which no purchase payments have been made, the Company reserves the right to pay the contract’s current account value to you if that value is less than $2,000, provided the Company gives you 90 days written notice. Such value paid may not utilize the reinvestment privilege. The full value payable to you will not be reduced by any early withdrawal charge. Amounts withdrawn from the GAA will receive the greater of: (a) the aggregate MVA amount from all guaranteed terms prior to the end of those terms; or (b) the applicable portion of your account value in the GAA. This provision does not apply if you have initiated income phase payments.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC’s ability to distribute the contract or upon the separate account.

•          Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•          Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

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Contents of the Statement of Additional Information

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

• General Information and History	2
• Variable Annuity Account C	2
• Offering and Purchase of Contracts	3
• Income Phase Payments	3
• Performance Reporting	4
• Sales Material and Advertising	5
• Experts	5
• Financial Statements of the Separate Account	S-1
• Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

PRO.75988-17 43

Appendix I Guaranteed Interest Account (Offered under 1992 and 1994 contracts only, subject to regulatory approval)

The Guaranteed Interest Account (“GIA”) is an investment option that may be available during the accumulation phase. Amounts allocated to GIA are held in a nonunitized separate account of the Company, as described below.

General Disclosure. Interests in GIA have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding GIA, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding GIA has not been reviewed by the SEC.

Overview. Amounts that you invest in GIA will earn a guaranteed interest rate if amounts are left in GIA for the specified period of time. Interest is credited daily at a rate that will provide the guaranteed effective yield by the end of the stated period of time. If amounts are withdrawn or transferred before the end of a stated period of time (except if pursuant to the Company’s termination of the contract, see “Other Topics - Involuntary Terminations”), we will pay a reduced rate of interest, but never less than the minimum stated in the contract.

During a stated period, you may apply all or a portion of your account value to any or all available guaranteed terms within the short-term and long-term classifications.

• Short-Term Classification - Three years or less • Long-Term Classification - Ten years or less, but greater than three years

As a guaranteed term matures, assets accumulating under GIA may be (a) transferred to a new guaranteed term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge and/or tax liabilities.

Allocations to a Nonunitized Separate Account of the Company. Amounts allocated to both long-term and short-term classifications of GIA will be deposited in a nonunitized separate account. To the extent provided in the contract, the assets of the separate account are not chargeable with liabilities resulting from any other business of the Company. Income, gains and losses of the separate account are credited to or charged against the separate account without regard to other income, gains or losses of the Company.

Mortality and Expense Risk Charge. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

Transfers. Transfers are permitted from guaranteed terms of one classification to available guaranteed terms of another classification. We will apply a reduced rate of interest to amounts transferred prior to the end of a guaranteed term. Transfers of GIA values due to a maturity are not subject to a reduced rate of interest.

Income Phase. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts that have been accumulating under GIA transferred to one or more of the subaccounts currently available during the income phase to provide variable income phase payments. GIA cannot be used as an investment option during the income phase.

Reinstatement Privilege. Any amounts reinvested in GIA will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal.

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Appendix II Fixed Account

General Disclosure

•      The Fixed Account is an investment option that may be available during the accumulation phase under the contracts.

•      Amounts allocated to the Fixed Account are held in the Company’s general account, which supports insurance and annuity obligations.

•      Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

•      Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

•      Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

•      Additional information about this option may be found in the contract.

Interest Rates

•      The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.

•      Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for up to six months or as provided by applicable federal or state law. Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

•      The Fixed Account withdrawal value exceeds $100,000 ($250,000 for 1992 contracts); or

•      The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

During the payment period, the interest rate credited to amounts held in the Fixed Account will be determined in the manner set forth in the contract. In no event will the interest rate be less than the guaranteed minimum stated in the contract.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account. Under certain contracts, the 10% minimum is assessed on the account value as of January 1 of a calendar year.

Additionally, your account value remaining in the Fixed Account may be transferred in its entirety to any other investment option if one of the following applies:

•      Your account value in the Fixed Account is $2,000 or less; or

•      You transferred the maximum amount allowed from the Fixed Account in the last four consecutive calendar years and no additional payments have been allocated to the Fixed Account during that same time period.

Income Phase. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments. The Fixed Account is not available as an investment option during the income phase.

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Appendix III Guaranteed Accumulation Account ( For contracts issued on or after April 1, 2004, subject to regulatory approval of the contract)

The Guaranteed Accumulation Account (“GAA”) is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts allocated to the GAA will be deposited in a nonunitized separate account established by the Company. This appendix is only a summary of certain facts pertaining to the GAA. Review the GAA prospectus before investing in this option. You may obtain a GAA prospectus by writing or calling us at the address and phone number listed in “Contract Overview - Questions: Contacting the Company.” The GAA may not be available in all contracts or states, and if permitted under the contract we may close or restrict the GAA to current or future investment.

The GAA is not available in the states of Maryland and Washington.

General Disclosure. Amounts that you invest in the GAA will earn a guaranteed interest rate if amounts are left in the GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a market value adjustment, which may be positive or negative.

When you decide to invest money in the GAA, you will want to contact your sales representative or our Home Office to learn:

•      The interest rate we will apply to the amounts that you invest in the GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the GAA.

•      The period of time your account dollars need to remain in the GAA in order to earn that rate. You are required to leave your account dollars in the GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. To have a particular interest rate and guaranteed term apply to your account dollars, you must invest them during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond with interest rates available on fixed income investments we may buy using deposits directed to the GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions. If all or a portion of your account value in the GAA is withdrawn, you may incur the following:

•      Market Value Adjustment (MVA) - as described in this appendix and in the GAA prospectus;

•      Tax Penalties and/or Tax Withholding. See “FEDERAL Tax Considerations;”

•      Early Withdrawal Charge. See “Fees;” or

•      Maintenance Fee. See “Fees.”

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

PRO.75988-17 46

Market Value Adjustment (“MVA”). If you withdraw or transfer your account value from the GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

•      If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the GAA.

•      If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your sales representative or our Home Office to learn the details about the guaranteed term(s) currently being offered. In general we offer the following guaranteed terms:

•      Short Term - three years or fewer; and

•      Long Term - 10 years or less, but greater than three years.

At the end of a guaranteed term you may:

•      Transfer dollars to a new guaranteed term, if available;

•      Transfer dollars to other available investment options; or

•      Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this appendix.

Transfers. Generally, account dollars invested in the GAA may be transferred among guaranteed terms offered through the GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

The Income Phase. The GAA can not be used as an investment option during the income phase, however, by making a request in good order to our Home Office at least 30 days in advance, you may elect to transfer your GAA dollars to any of the subaccounts available during the income phase.

Reinstatement Privilege. If amounts are withdrawn from the GAA and then reinvested in the GAA, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal and any taxes that were withheld may also not be refunded, unless required by law.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC Web site at http://www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The number assigned to the registration statement for this offering is 333-210551.

PRO.75988-17 47

Appendix IV FUND DescriptionS

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview – Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the variable share class of each fund offered through your contract, please see the cover page.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
AB VPS Growth and Income Portfolio Investment Adviser: AllianceBernstein, L.P.	Seeks long-term growth of capital.
Calvert VP SRI Balanced Portfolio Investment Adviser: Calvert Research and Management	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Fidelity® VIP Contrafund® Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

PRO.75988-17 48

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Growth Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks to achieve capital appreciation.
Fidelity® VIP Overseas Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term growth of capital.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Advisory Services, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.
Invesco V.I. American Franchise Fund Investment Adviser: Invesco Advisers, Inc.	Seeks capital growth.
Invesco V.I. Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio Investment Adviser: Lord, Abbett & Co. LLC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Oppenheimer Main Street Small Cap Fund®/VA Investment Adviser: OFI Global Asset Management, Inc. Subadviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
PIMCO Real Return Portfolio Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Pioneer High Yield VCT Portfolio Investment Adviser: Pioneer Investment Management, Inc.	Maximize total return through a combination of income and capital appreciation.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Global Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.

PRO.75988-17 49

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Global Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.

Voya Government Money Market Portfolio*

        Investment Adviser: Voya Investments, LLC

        Subadviser: Voya Investment Management Co. LLC

*There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Multi-Manager Large Cap Core Portfolio

        Investment Adviser: Voya Investments, LLC

        Subadviser: Columbia Management Investment Advisers, LLC and The London Company of Virginia, LLC d/b/a The London Company

Seeks reasonable income and capital growth.
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution 2025 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2035 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2045 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks high total return consisting of capital appreciation and current income.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return consisting of long-term capital appreciation and current income.
VY® Invesco Comstock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.
VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
VY® Oppenheimer Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® Pioneer High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Pioneer Investment Management, Inc.	Seeks to maximize total return through income and capital appreciation.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® Templeton Foreign Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.

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APPENDIX V
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2016, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2016, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2016 are not reflected in the following information.

TABLE I

FOR CONTRACTS ISSUED AFTER MARCH 1994 WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.25%* (Selected data for accumulation units outstanding throughout each period)

*This table applies to all 1994 and 1992 internal rollover contracts issued on or after March 23, 1994 and all contracts not connected with an internal transfer (i.e., external rollovers or contracts established with at least a $1,000 annual purchase payment) issued on or after March 29, 1994.

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS GROWTH AND INCOME PORTFOLIO (CLASS A)
Value at beginning of period	$19.30	$19.21	$17.76	$13.33	$11.48	$10.93	$9.79	$8.20	$13.99	$13.48
Value at end of period	$21.21	$19.30	$19.21	$17.76	$13.33	$11.48	$10.93	$9.79	$8.20	$13.99
Number of accumulation units outstanding at end of period	16,958	8,868	9,663	14,459	12,307	23,795	24,674	25,204	20,173	21,490
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$16.23	$16.80	$15.52	$13.32	$12.20	$11.82	$10.67	$8.63	$12.72	$12.53
Value at end of period	$17.29	$16.23	$16.80	$15.52	$13.32	$12.20	$11.82	$10.67	$8.63	$12.72
Number of accumulation units outstanding at end of period	20,270	19,518	27,865	38,311	42,861	50,022	58,823	63,256	63,182	78,954
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$57.50	$57.84	$52.32	$40.35	$35.10	$36.46	$31.49	$23.50	$33.19	$35.65
Value at end of period	$61.34	$57.50	$57.84	$52.32	$40.35	$35.10	$36.46	$31.49	$23.50	$33.19
Number of accumulation units outstanding at end of period	117,474	141,713	203,124	282,740	340,957	422,375	496,918	538,064	593,820	958,445
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$41.13	$43.37	$40.39	$31.92	$27.55	$27.63	$24.30	$18.89	$33.36	$33.28
Value at end of period	$47.94	$41.13	$43.37	$40.39	$31.92	$27.55	$27.63	$24.30	$18.89	$33.36
Number of accumulation units outstanding at end of period	63,856	73,221	93,506	135,540	163,893	197,012	249,907	278,676	309,038	445,258
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$47.03	$44.43	$40.42	$30.02	$26.51	$26.79	$21.84	$17.24	$33.04	$26.36
Value at end of period	$46.82	$47.03	$44.43	$40.42	$30.02	$26.51	$26.79	$21.84	$17.24	$33.04
Number of accumulation units outstanding at end of period	62,757	77,805	95,605	125,115	158,611	197,485	254,807	309,061	369,712	446,283
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.16	$21.65	$23.85	$18.51	$15.53	$18.98	$16.99	$13.60	$24.50	$21.15
Value at end of period	$20.77	$22.16	$21.65	$23.85	$18.51	$15.53	$18.98	$16.99	$13.60	$24.50
Number of accumulation units outstanding at end of period	16,910	27,362	35,035	46,061	53,111	67,648	81,993	94,880	95,292	115,366
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25
Value at end of period	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60
Number of accumulation units outstanding at end of period	19,366	21,527	35,240	64,545	75,875	92,163	108,930	107,114	112,832	158,588
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.21	$53.24	$49.71	$35.92	$37.16
Value at end of period	$55.76	$55.21	$53.24	$49.71	$35.92
Number of accumulation units outstanding at end of period	2,480	3,004	3,634	7,144	8,150

CFI 1

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.16	$15.21	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96
Value at end of period	$15.42	$14.16	$15.21	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63
Number of accumulation units outstanding at end of period	10,462	11,608	16,195	22,675	34,866	48,093	61,889	84,001	96,278	120,761
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88
Value at end of period	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78
Number of accumulation units outstanding at end of period	22,447	24,739	53,573	98,115	114,312	143,372	171,002	192,649	214,957	288,949
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$24.15	$25.99	$23.51	$16.88	$14.49	$15.00	$12.31	$9.09	$14.80	$15.17
Value at end of period	$28.16	$24.15	$25.99	$23.51	$16.88	$14.49	$15.00	$12.31	$9.09	$14.80
Number of accumulation units outstanding at end of period	5,386	10,509	10,876	15,416	13,965	14,854	16,141	17,519	16,323	17,687
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$13.61	$14.16	$13.91	$15.51	$14.45	$13.10	$12.27	$10.50	$11.43	$10.48
Value at end of period	$14.14	$13.61	$14.16	$13.91	$15.51	$14.45	$13.10	$12.27	$10.50	$11.43
Number of accumulation units outstanding at end of period	59,391	73,492	90,090	99,675	152,325	147,255	177,481	159,058	152,363	120,178
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.42	$17.31	$17.51	$15.83	$13.81	$14.22	$12.20	$7.70	$12.00	$11.54
Value at end of period	$18.53	$16.42	$17.31	$17.51	$15.83	$13.81	$14.22	$12.20	$7.70	$12.00
Number of accumulation units outstanding at end of period	10,303	12,159	14,487	17,431	22,700	28,047	33,367	30,403	30,427	36,546
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$35.82	$36.96	$35.23	$30.57	$27.24	$27.95	$24.80	$21.06	$20.75	$28.45
Value at end of period	$38.14	$35.82	$36.96	$35.23	$30.57	$27.24	$27.95	$24.80	$21.06	$20.75
Number of accumulation units outstanding at end of period	345,708	384,128	484,415	563,770	642,569	732,105	861,258	962,054	1,052,479	1,978,099
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72
Value at end of period	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51
Number of accumulation units outstanding at end of period	22,770	31,274	55,824	89,188	131,096	165,580	207,684	214,718	230,527	300,459
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.35	$10.04
Value at end of period	$9.79	$9.35
Number of accumulation units outstanding at end of period	41,515	55,499
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.23	$14.40	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42	$13.60	$14.65
Value at end of period	$14.07	$14.23	$14.40	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42	$13.60
Number of accumulation units outstanding at end of period	122,860	130,916	150,970	233,114	301,927	369,309	498,631	642,598	819,904	949,865
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$35.92	$36.90	$33.75	$26.15	$22.87	$23.22	$20.60	$16.02	$17.20	$24.52
Value at end of period	$38.94	$35.92	$36.90	$33.75	$26.15	$22.87	$23.22	$20.60	$16.02	$17.20
Number of accumulation units outstanding at end of period	1,535,872	1,660,911	1,849,585	2,100,010	2,271,041	2,556,515	2,878,412	3,148,271	3,507,351	6,387,560
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.53	$31.66	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84
Value at end of period	$34.34	$31.53	$31.66	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65
Number of accumulation units outstanding at end of period	62,467	72,737	102,431	157,563	206,465	259,678	306,362	357,128	464,534	734,724
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30
Value at end of period	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23
Number of accumulation units outstanding at end of period	52,011	59,560	76,209	110,131	138,645	176,725	230,315	248,891	282,101	351,703

CFI 2

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56
Value at end of period	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26
Number of accumulation units outstanding at end of period	33,164	40,977	52,391	67,153	76,879	114,111	146,243	147,976	160,870	225,813
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$26.29	$26.47	$25.12	$25.47	$23.58	$22.20	$20.46	$18.57	$17.41	$19.63
Value at end of period	$27.09	$26.29	$26.47	$25.12	$25.47	$23.58	$22.20	$20.46	$18.57	$17.41
Number of accumulation units outstanding at end of period	222,578	258,951	290,172	368,229	437,159	486,840	557,328	610,080	703,103	1,041,449
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.08	$15.40	$16.58	$13.82	$11.79	$13.59	$12.76	$11.75
Value at end of period	$15.01	$15.08	$15.40	$16.58	$13.82	$11.79	$13.59	$12.76
Number of accumulation units outstanding at end of period	11,608	16,168	21,045	30,534	35,877	44,618	51,501	63,037
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.30	$17.42	$15.53	$12.01	$10.30	$10.31
Value at end of period	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	70,929	82,286	110,850	64,744	93,808	115,822
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	93,581	127,249	183,886	361,037	369,725	481,503	169,416	177,039	208,365	386,352
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93
Value at end of period	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81
Number of accumulation units outstanding at end of period	14,430	21,766	30,055	47,344	38,752	41,819	43,947	40,168	38,226	36,925
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.27	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Value at end of period	$16.41	$15.27	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	24,435	23,505	25,844	36,860	40,900	42,168	43,750	45,998	53,096	63,763
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54	$10.70
Value at end of period	$26.46	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	5,297	6,512	7,289	8,069	6,308	9,308	7,426	3,779
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.53	$21.54	$19.40	$14.90	$12.98	$13.03	$11.85	$10.06
Value at end of period	$23.44	$20.53	$21.54	$19.40	$14.90	$12.98	$13.03	$11.85
Number of accumulation units outstanding at end of period	10,783	11,817	11,066	11,916	9,833	9,106	7,285	5,624
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89
Value at end of period	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66
Number of accumulation units outstanding at end of period	24,761	28,460	29,463	38,784	41,205	44,785	42,299	37,868	33,604	43,773
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86
Value at end of period	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13
Number of accumulation units outstanding at end of period	19,212	23,613	28,875	43,255	54,488	70,568	93,255	106,861	127,455	184,024

CFI 3

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13
Value at end of period	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53
Number of accumulation units outstanding at end of period	70,091	88,092	94,916	118,633	132,518	130,512	118,932	104,636	94,699	96,780
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47
Value at end of period	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97
Number of accumulation units outstanding at end of period	48,058	50,315	51,838	66,375	81,789	82,886	84,650	90,548	61,690	48,485
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81
Value at end of period	$16.26	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38
Number of accumulation units outstanding at end of period	30,057	42,649	54,355	53,110	52,201	57,105	57,417	43,818	31,958	32,509
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92
Value at end of period	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35
Number of accumulation units outstanding at end of period	49,128	60,064	35,167	42,337	52,824	56,910	74,367	72,886	83,879	82,717
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$24.18	$24.53	$23.30	$21.05	$18.97	$18.87	$17.21	$14.78	$19.58	$18.74
Value at end of period	$25.24	$24.18	$24.53	$23.30	$21.05	$18.97	$18.87	$17.21	$14.78	$19.58
Number of accumulation units outstanding at end of period	10,088	11,044	15,918	20,866	20,966	24,154	36,538	43,030	41,204	68,736
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$26.23	$26.87	$25.53	$21.12	$18.60	$19.40	$17.38	$14.05	$19.02	$21.45
Value at end of period	$27.69	$26.23	$26.87	$25.53	$21.12	$18.60	$19.40	$17.38	$14.05	$19.02
Number of accumulation units outstanding at end of period	17,452	24,075	35,782	37,550	54,734	56,232	61,445	68,407	78,270	131,378
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$24.98	$25.44	$24.14	$20.97	$18.69	$19.03	$17.20	$14.30	$20.82	$19.99
Value at end of period	$26.30	$24.98	$25.44	$24.14	$20.97	$18.69	$19.03	$17.20	$14.30	$20.82
Number of accumulation units outstanding at end of period	15,849	16,915	28,251	29,861	37,305	45,221	61,831	61,258	67,904	117,612
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74
Value at end of period	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09
Number of accumulation units outstanding at end of period	9,970	9,920	13,723	16,946	20,980	26,539	27,189	23,363	20,234	28,857
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46
Value at end of period	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29
Number of accumulation units outstanding at end of period	13,540	22,030	40,218	62,138	72,406	82,602	94,802	102,106	109,538	147,604
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.37	$13.73	$12.19	$11.87	$9.54	$10.18	$8.86	$6.71	$9.76
Value at end of period	$13.32	$13.37	$13.73	$12.19	$11.87	$9.54	$10.18	$8.86	$6.71
Number of accumulation units outstanding at end of period	13,318	27,684	33,010	48,419	58,138	75,895	85,910	93,397	95,555
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$17.93	$17.63	$15.83	$11.89	$10.73	$11.40	$10.30	$7.92	$13.20	$12.83
Value at end of period	$19.20	$17.93	$17.63	$15.83	$11.89	$10.73	$11.40	$10.30	$7.92	$13.20
Number of accumulation units outstanding at end of period	5,259	9,845	11,388	17,547	16,449	17,199	22,789	28,798	20,118	27,513
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34
Value at end of period	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84
Number of accumulation units outstanding at end of period	19,115	27,197	63,615	101,932	118,493	140,585	162,807	168,228	194,660	252,597

CFI 4

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89
Value at end of period	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16
Number of accumulation units outstanding at end of period	186,328	209,742	294,710	306,144	413,160	505,095	529,145	613,905	786,937	1,094,386
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29
Value at end of period	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47
Number of accumulation units outstanding at end of period	9,281	17,074	39,075	60,883	72,103	86,725	101,121	115,321	126,246	164,644
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.86	$13.57
Value at end of period	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.86
Number of accumulation units outstanding at end of period	193,588	240,747	319,745	471,467	585,644	736,171	897,465	1,036,918	1,246,857	1,617,476
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58
Value at end of period	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08
Number of accumulation units outstanding at end of period	6,677	10,308	15,399	21,864	20,228	23,668	32,714	34,905	13,367	7,554
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.80	$11.95
Value at end of period	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.80
Number of accumulation units outstanding at end of period	100,790	119,746	135,842	178,474	245,829	290,619	378,375	485,922	604,355	750,960
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.56	$19.09	$17.99	$14.04	$12.13	$12.39	$10.92	$8.85	$13.93	$13.69
Value at end of period	$20.59	$17.56	$19.09	$17.99	$14.04	$12.13	$12.39	$10.92	$8.85	$13.93
Number of accumulation units outstanding at end of period	32,170	41,198	57,045	76,162	84,196	101,970	109,455	97,480	61,259	67,678
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$50.21	$45.88	$42.75	$31.08	$26.47	$27.09	$23.47	$16.63	$23.96	$26.84
Value at end of period	$50.34	$50.21	$45.88	$42.75	$31.08	$26.47	$27.09	$23.47	$16.63	$23.96
Number of accumulation units outstanding at end of period	42,796	52,780	69,913	92,543	116,377	146,417	164,373	170,770	193,057	304,258
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	46,794	67,361	117,511	155,505	183,767	151,947	179,000	203,607	229,208
WANGER SELECT
Value at beginning of period	$21.72	$21.93	$21.53	$16.20	$13.85	$17.04	$13.63	$8.30	$16.51	$15.28
Value at end of period	$24.31	$21.72	$21.93	$21.53	$16.20	$13.85	$17.04	$13.63	$8.30	$16.51
Number of accumulation units outstanding at end of period	15,940	21,282	28,323	42,113	47,599	54,084	61,267	49,113	43,854	72,592
WANGER USA
Value at beginning of period	$22.81	$23.24	$22.46	$17.00	$14.34	$15.05	$12.35	$8.80	$14.10	$14.19
Value at end of period	$25.61	$22.81	$23.24	$22.46	$17.00	$14.34	$15.05	$12.35	$8.80	$14.10
Number of accumulation units outstanding at end of period	6,176	10,851	14,743	16,637	17,097	19,606	30,665	28,913	20,389	26,978

CFI 5

Condensed Financial Information (continued)

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.15%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS GROWTH AND INCOME PORTFOLIO (CLASS A)
Value at beginning of period	$19.52	$19.41	$17.93	$13.44	$11.57	$11.00	$9.84	$8.24	$14.04	$13.51
Value at end of period	$21.48	$19.52	$19.41	$17.93	$13.44	$11.57	$11.00	$9.84	$8.24	$14.04
Number of accumulation units outstanding at end of period	12,427	14,698	10,069	19,496	23,210	17,313	16,324	18,335	24,219	23,811
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$16.52	$17.08	$15.77	$13.52	$12.37	$11.97	$10.80	$8.72	$12.84	$12.64
Value at end of period	$17.61	$16.52	$17.08	$15.77	$13.52	$12.37	$11.97	$10.80	$8.72	$12.84
Number of accumulation units outstanding at end of period	39,100	38,888	32,942	29,085	26,374	18,118	15,355	11,703	5,011	3,808
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$58.70	$58.98	$53.30	$41.07	$35.69	$37.03	$31.96	$23.82	$41.92	$36.06
Value at end of period	$62.68	$58.70	$58.98	$53.30	$41.07	$35.69	$37.03	$31.96	$23.82	$41.92
Number of accumulation units outstanding at end of period	287,931	299,396	296,846	280,332	280,518	279,728	315,649	315,243	319,440	342,474
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$42.03	$44.27	$41.19	$32.52	$28.04	$28.09	$24.68	$19.17	$33.82	$33.70
Value at end of period	$49.04	$42.03	$44.27	$41.19	$32.52	$28.04	$28.09	$24.68	$19.17	$33.82
Number of accumulation units outstanding at end of period	189,289	205,992	216,961	210,591	219,356	226,281	226,599	252,568	275,725	304,489
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$48.06	$45.36	$41.23	$30.59	$26.98	$27.24	$22.19	$17.49	$33.50	$26.69
Value at end of period	$47.89	$48.06	$45.36	$41.23	$30.59	$26.98	$27.24	$22.19	$17.49	$33.50
Number of accumulation units outstanding at end of period	232,676	256,157	277,644	271,808	287,644	313,273	325,156	335,811	319,697	325,931
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.64	$22.10	$24.32	$18.86	$15.80	$19.30	$17.26	$13.80	$24.83	$21.42
Value at end of period	$21.25	$22.64	$22.10	$24.32	$18.86	$15.80	$19.30	$17.26	$13.80	$24.83
Number of accumulation units outstanding at end of period	53,520	56,873	68,426	67,546	74,186	71,351	71,459	73,107	75,548	76,116
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$25.91	$28.30	$28.46	$21.13	$18.06	$18.98	$14.97	$11.73	$17.71	$18.35
Value at end of period	$33.34	$25.91	$28.30	$28.46	$21.13	$18.06	$18.98	$14.97	$11.73	$17.71
Number of accumulation units outstanding at end of period	60,918	62,815	62,981	47,686	41,991	41,336	41,173	44,261	50,836	60,348
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.42	$53.39	$49.80	$35.95	$37.16
Value at end of period	$56.03	$55.42	$53.39	$49.80	$35.95
Number of accumulation units outstanding at end of period	9,682	10,825	12,877	11,518	11,607
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.39	$15.45	$14.45	$11.31	$10.05	$10.17	$9.39	$7.40	$10.72	$10.03
Value at end of period	$15.69	$14.39	$15.45	$14.45	$11.31	$10.05	$10.17	$9.39	$7.40	$10.72
Number of accumulation units outstanding at end of period	43,480	52,780	56,603	60,883	54,164	51,361	46,783	39,399	33,779	26,340
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.09	$21.12	$19.16	$14.87	$13.13	$13.84	$11.16	$8.92	$14.88	$14.96
Value at end of period	$23.12	$20.09	$21.12	$19.16	$14.87	$13.13	$13.84	$11.16	$8.92	$14.88
Number of accumulation units outstanding at end of period	100,514	104,697	89,423	58,512	50,953	53,997	56,134	57,194	65,316	84,896
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
Value at beginning of period	$24.43	$26.26	$23.73	$17.02	$14.60	$15.10	$12.38	$9.13	$14.85	$15.21
Value at end of period	$28.51	$24.43	$26.26	$23.73	$17.02	$14.60	$15.10	$12.38	$9.13	$14.85
Number of accumulation units outstanding at end of period	10,975	9,108	7,381	5,706	5,824	10,557	8,234	4,254	2,431	2,462

CFI 6

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$13.76	$14.31	$14.04	$15.65	$14.55	$13.18	$12.34	$10.54	$11.47	$10.50
Value at end of period	$14.31	$13.76	$14.31	$14.04	$15.65	$14.55	$13.18	$12.34	$10.54	$11.47
Number of accumulation units outstanding at end of period	34,872	38,890	42,666	50,171	63,478	46,047	50,020	51,250	37,301	17,197
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.61	$17.49	$17.68	$15.96	$13.91	$14.31	$12.26	$7.73	$12.11	$11.57
Value at end of period	$18.76	$16.61	$17.49	$17.68	$15.96	$13.91	$14.31	$12.26	$7.73	$12.11
Number of accumulation units outstanding at end of period	17,320	12,750	17,392	21,766	25,859	16,366	27,493	26,898	15,535	20,503
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$36.63	$37.75	$35.95	$31.16	$27.74	$28.43	$25.20	$21.38	$30.08	$28.83
Value at end of period	$39.04	$36.63	$37.75	$35.95	$31.16	$27.74	$28.43	$25.20	$21.38	$30.08
Number of accumulation units outstanding at end of period	250,082	278,799	294,054	313,549	324,846	324,121	364,204	377,418	345,778	342,599
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.93	$13.68	$13.77	$14.51	$13.61	$13.27	$11.59	$9.64	$11.54	$10.74
Value at end of period	$13.59	$12.93	$13.68	$13.77	$14.51	$13.61	$13.27	$11.59	$9.64	$11.54
Number of accumulation units outstanding at end of period	95,753	120,892	134,284	118,529	151,995	144,899	150,242	153,233	113,577	122,959
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.36	$10.04
Value at end of period	$9.81	$9.36
Number of accumulation units outstanding at end of period	130,863	127,518
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.54	$14.71	$14.88	$15.05	$15.22	$15.39	$15.53	$15.66	$15.43	$14.84
Value at end of period	$14.40	$14.54	$14.71	$14.88	$15.05	$15.22	$15.39	$15.53	$15.66	$15.43
Number of accumulation units outstanding at end of period	152,186	162,837	186,648	201,570	189,288	194,459	227,376	306,696	395,971	355,261
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$36.72	$37.69	$34.43	$26.66	$23.29	$23.63	$20.94	$16.26	$26.38	$24.84
Value at end of period	$39.85	$36.72	$37.69	$34.43	$26.66	$23.29	$23.63	$20.94	$16.26	$26.38
Number of accumulation units outstanding at end of period	676,121	724,060	783,571	840,360	893,323	944,848	1,031,140	999,125	1,005,253	1,062,860
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$32.14	$32.24	$28.65	$21.80	$19.27	$19.51	$17.32	$14.22	$22.91	$22.06
Value at end of period	$35.04	$32.14	$32.24	$28.65	$21.80	$19.27	$19.51	$17.32	$14.22	$22.91
Number of accumulation units outstanding at end of period	232,092	248,678	252,739	259,095	251,178	244,931	258,853	277,492	222,560	241,622
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.13	$37.21	$34.36	$25.83	$22.20	$22.72	$18.85	$14.48	$23.45	$22.49
Value at end of period	$42.20	$36.13	$37.21	$34.36	$25.83	$22.20	$22.72	$18.85	$14.48	$23.45
Number of accumulation units outstanding at end of period	108,224	112,367	110,592	98,450	90,733	84,304	83,893	87,447	84,062	110,910
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.79	$25.91	$24.85	$17.62	$15.86	$16.16	$13.31	$10.78	$16.42	$17.71
Value at end of period	$31.20	$24.79	$25.91	$24.85	$17.62	$15.86	$16.16	$13.31	$10.78	$16.42
Number of accumulation units outstanding at end of period	61,008	68,681	59,364	56,971	54,826	39,741	37,243	45,381	44,586	51,422
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$26.88	$27.03	$25.64	$25.96	$24.01	$22.58	$20.80	$18.86	$20.84	$19.89
Value at end of period	$27.73	$26.88	$27.03	$25.64	$25.96	$24.01	$22.58	$20.80	$18.86	$20.84
Number of accumulation units outstanding at end of period	276,663	297,062	224,629	205,568	218,656	214,559	211,714	227,411	271,720	273,498
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.18	$15.49	$16.66	$13.87	$11.82	$13.62	$12.77	$11.75
Value at end of period	$15.13	$15.18	$15.49	$16.66	$13.87	$11.82	$13.62	$12.77
Number of accumulation units outstanding at end of period	35,652	34,481	28,180	27,974	28,952	27,231	28,826	23,114

CFI 7

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.40	$17.50	$15.58	$12.03	$10.31	$10.31
Value at end of period	$18.91	$18.40	$17.50	$15.58	$12.03	$10.31
Number of accumulation units outstanding at end of period	444,177	487,326	511,647	375,459	404,010	441,265
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.79	$13.54	$12.44	$9.62	$8.48	$8.29	$7.02	$6.31	$9.13	$9.35
Value at end of period	$14.40	$12.79	$13.54	$12.44	$9.62	$8.48	$8.29	$7.02	$6.31	$9.13
Number of accumulation units outstanding at end of period	339,506	348,700	330,219	275,556	185,196	206,781	102,662	102,343	123,193	152,878
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$25.65	$25.82	$23.99	$18.39	$16.29	$16.56	$12.85	$9.19	$14.91	$11.99
Value at end of period	$27.20	$25.65	$25.82	$23.99	$18.39	$16.29	$16.56	$12.85	$9.19	$14.91
Number of accumulation units outstanding at end of period	53,358	61,700	57,897	55,800	18,090	13,419	9,950	6,259	7,609	4,256
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.41	$15.65	$13.73	$10.63	$9.73	$10.28	$8.96	$7.28	$11.25	$10.80
Value at end of period	$16.58	$15.41	$15.65	$13.73	$10.63	$9.73	$10.28	$8.96	$7.28	$11.25
Number of accumulation units outstanding at end of period	40,639	42,275	40,298	34,416	34,910	58,812	60,013	44,407	42,407	48,143
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.31	$23.80	$21.28	$16.31	$14.41	$13.99	$12.54	$10.70
Value at end of period	$26.67	$25.31	$23.80	$21.28	$16.31	$14.41	$13.99	$12.54
Number of accumulation units outstanding at end of period	18,110	7,642	8,264	6,222	3,965	3,850	3,309	2,460
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.66	$21.66	$19.49	$14.95	$13.01	$13.05	$11.86	$10.07
Value at end of period	$23.62	$20.66	$21.66	$19.49	$14.95	$13.01	$13.05	$11.86
Number of accumulation units outstanding at end of period	9,722	9,478	7,413	6,886	7,289	5,091	3,857	1,006
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$17.04	$17.39	$16.66	$12.12	$10.64	$10.67	$8.16	$6.30	$9.72	$8.94
Value at end of period	$19.10	$17.04	$17.39	$16.66	$12.12	$10.64	$10.67	$8.16	$6.30	$9.72
Number of accumulation units outstanding at end of period	38,093	39,206	33,272	32,025	22,298	15,611	13,140	18,869	24,725	26,057
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$47.77	$48.71	$46.25	$33.96	$30.00	$31.12	$25.31	$20.07	$29.44	$28.13
Value at end of period	$58.79	$47.77	$48.71	$46.25	$33.96	$30.00	$31.12	$25.31	$20.07	$29.44
Number of accumulation units outstanding at end of period	68,984	71,568	78,879	81,516	80,113	75,275	78,420	71,252	61,879	42,763
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.63	$14.82	$14.20	$12.34	$11.01	$11.49	$10.22	$8.22	$12.57	$12.15
Value at end of period	$15.32	$14.63	$14.82	$14.20	$12.34	$11.01	$11.49	$10.22	$8.22	$12.57
Number of accumulation units outstanding at end of period	46,591	44,652	40,957	39,724	37,995	66,293	66,959	73,998	38,679	23,038
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.27	$15.52	$14.85	$12.48	$10.97	$11.64	$10.28	$8.10	$13.01	$12.49
Value at end of period	$16.03	$15.27	$15.52	$14.85	$12.48	$10.97	$11.64	$10.28	$8.10	$13.01
Number of accumulation units outstanding at end of period	32,386	35,505	29,901	24,353	25,595	28,998	21,245	16,123	14,093	9,628
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.64	$15.97	$15.23	$12.48	$10.93	$11.66	$10.24	$7.98	$13.42	$12.83
Value at end of period	$16.45	$15.64	$15.97	$15.23	$12.48	$10.93	$11.66	$10.24	$7.98	$13.42
Number of accumulation units outstanding at end of period	31,666	17,721	7,515	7,045	7,102	5,801	5,937	5,331	5,144	9,264
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.86	$14.01	$13.40	$12.67	$11.68	$11.77	$10.87	$9.38	$11.38	$10.94
Value at end of period	$14.32	$13.86	$14.01	$13.40	$12.67	$11.68	$11.77	$10.87	$9.38	$11.38
Number of accumulation units outstanding at end of period	23,117	28,984	25,186	35,964	30,634	36,169	25,075	24,467	16,265	12,055

CFI 8

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$24.68	$25.02	$23.73	$21.42	$19.29	$19.17	$17.46	$14.98	$19.83	$18.96
Value at end of period	$25.79	$24.68	$25.02	$23.73	$21.42	$19.29	$19.17	$17.46	$14.98	$19.83
Number of accumulation units outstanding at end of period	26,898	30,455	34,462	30,234	40,068	43,123	42,457	45,771	65,112	74,172
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$26.77	$27.40	$26.01	$21.50	$18.91	$19.70	$17.63	$14.24	$22.53	$21.70
Value at end of period	$28.30	$26.77	$27.40	$26.01	$21.50	$18.91	$19.70	$17.63	$14.24	$22.53
Number of accumulation units outstanding at end of period	72,740	83,665	82,889	83,283	87,138	91,643	92,843	108,072	113,613	108,059
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$25.49	$25.94	$24.59	$21.34	$19.00	$19.33	$17.45	$14.49	$21.09	$20.22
Value at end of period	$26.88	$25.49	$25.94	$24.59	$21.34	$19.00	$19.33	$17.45	$14.49	$21.09
Number of accumulation units outstanding at end of period	38,074	40,571	33,882	40,422	41,689	46,372	50,996	65,329	70,920	61,955
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.53	$28.34	$25.49	$19.63	$17.07	$17.83	$14.78	$11.02	$15.18	$15.81
Value at end of period	$33.77	$27.53	$28.34	$25.49	$19.63	$17.07	$17.83	$14.78	$11.02	$15.18
Number of accumulation units outstanding at end of period	24,013	25,283	22,993	22,841	20,992	17,737	18,995	19,558	18,367	18,245
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.37	$30.22	$29.30	$21.35	$18.05	$17.86	$14.28	$10.68	$18.40	$17.54
Value at end of period	$29.55	$28.37	$30.22	$29.30	$21.35	$18.05	$17.86	$14.28	$10.68	$18.40
Number of accumulation units outstanding at end of period	61,726	68,522	65,409	68,980	55,890	52,256	58,356	55,457	62,552	62,614
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.47	$13.82	$12.25	$11.92	$9.57	$10.20	$8.87	$6.71	$9.75
Value at end of period	$13.43	$13.47	$13.82	$12.25	$11.92	$9.57	$10.20	$8.87	$6.71
Number of accumulation units outstanding at end of period	40,771	36,751	31,303	31,542	25,693	19,437	22,102	19,956	26,156
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$18.63	$18.30	$16.41	$12.32	$11.10	$11.78	$10.63	$8.17	$13.60	$13.21
Value at end of period	$19.97	$18.63	$18.30	$16.41	$12.32	$11.10	$11.78	$10.63	$8.17	$13.60
Number of accumulation units outstanding at end of period	12,696	9,453	12,571	9,241	8,926	9,259	9,687	18,468	13,189	11,418
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.20	$20.66	$19.15	$14.35	$12.23	$12.64	$11.10	$8.74	$13.92	$14.41
Value at end of period	$22.36	$19.20	$20.66	$19.15	$14.35	$12.23	$12.64	$11.10	$8.74	$13.92
Number of accumulation units outstanding at end of period	81,682	81,321	56,220	36,451	31,888	33,284	36,607	40,516	58,062	71,171
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.47	$18.05	$16.76	$13.56	$12.17	$12.44	$11.20	$9.24	$12.20	$11.91
Value at end of period	$19.91	$17.47	$18.05	$16.76	$13.56	$12.17	$12.44	$11.20	$9.24	$12.20
Number of accumulation units outstanding at end of period	471,898	542,604	495,938	513,935	520,006	457,038	463,140	467,664	431,867	500,010
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.72	$31.01	$27.28	$20.98	$17.68	$17.56	$14.45	$11.63	$17.57	$17.37
Value at end of period	$33.70	$29.72	$31.01	$27.28	$20.98	$17.68	$17.56	$14.45	$11.63	$17.57
Number of accumulation units outstanding at end of period	50,260	53,473	39,686	30,889	24,944	22,449	26,798	39,922	36,419	46,166
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.13	$18.59	$18.38	$14.62	$12.16	$13.38	$11.66	$8.45	$14.33	$13.60
Value at end of period	$18.96	$19.13	$18.59	$18.38	$14.62	$12.16	$13.38	$11.66	$8.45	$14.33
Number of accumulation units outstanding at end of period	746,384	785,878	807,164	802,636	823,853	816,369	858,128	839,689	799,139	763,499
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
Value at beginning of period	$17.64	$18.71	$18.86	$16.98	$14.78	$15.06	$12.80	$7.75	$11.10	$10.58
Value at end of period	$19.93	$17.64	$18.71	$18.86	$16.98	$14.78	$15.06	$12.80	$7.75	$11.10
Number of accumulation units outstanding at end of period	12,831	15,056	12,915	9,561	9,112	14,551	13,775	3,846	2,310	1,693

CFI 9

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.59	$22.40	$20.26	$15.16	$13.21	$13.87	$10.92	$7.54	$13.42	$11.98
Value at end of period	$23.99	$22.59	$22.40	$20.26	$15.16	$13.21	$13.87	$10.92	$7.54	$13.42
Number of accumulation units outstanding at end of period	399,247	425,051	442,063	468,137	488,498	507,768	532,837	493,208	449,142	408,576
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.76	$19.29	$18.16	$14.16	$12.22	$12.47	$10.98	$8.88	$13.98	$13.72
Value at end of period	$20.85	$17.76	$19.29	$18.16	$14.16	$12.22	$12.47	$10.98	$8.88	$13.98
Number of accumulation units outstanding at end of period	64,467	72,957	65,875	62,449	50,067	47,749	51,235	60,676	15,633	21,012
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$51.25	$46.79	$43.55	$31.63	$26.91	$27.51	$23.82	$16.85	$29.50	$27.15
Value at end of period	$51.43	$51.25	$46.79	$43.55	$31.63	$26.91	$27.51	$23.82	$16.85	$29.50
Number of accumulation units outstanding at end of period	130,958	146,749	143,546	144,409	136,276	133,587	152,580	156,450	152,373	166,327
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.49	$9.93	$10.75	$9.04	$7.69	$8.84	$8.22	$6.29	$10.20
Value at end of period	$9.55	$9.49	$9.93	$10.75	$9.04	$7.69	$8.84	$8.22	$6.29
Number of accumulation units outstanding at end of period	221,803	250,559	225,501	243,606	268,959	261,051	295,861	309,721	309,317
WANGER SELECT
Value at beginning of period	$21.96	$22.16	$21.74	$16.34	$13.95	$17.15	$13.70	$8.34	$16.56	$15.32
Value at end of period	$24.61	$21.96	$22.16	$21.74	$16.34	$13.95	$17.15	$13.70	$8.34	$16.56
Number of accumulation units outstanding at end of period	32,840	33,500	30,146	28,632	27,271	30,307	42,185	37,077	31,462	36,670
WANGER USA
Value at beginning of period	$23.07	$23.48	$22.67	$17.14	$14.45	$15.15	$12.42	$8.83	$14.82	$14.22
Value at end of period	$25.93	$23.07	$23.48	$22.67	$17.14	$14.45	$15.15	$12.42	$8.83	$14.82
Number of accumulation units outstanding at end of period	10,429	8,990	7,963	8,875	8,554	7,488	6,911	5,915	3,092	3,492

TABLE III
FOR CERTAIN CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
AB VPS GROWTH AND INCOME PORTFOLIO (CLASS A)
(Funds were first received in this option during May 2013)
Value at beginning of period	$19.30	$19.21	$17.76	$15.52
Value at end of period	$21.21	$19.30	$19.21	$17.76
Number of accumulation units outstanding at end of period	1,352	1,352	3,248	3,809
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$15.84	$16.40	$15.15	$13.00	$11.91	$11.53	$10.42	$8.42	$12.41	$12.23
Value at end of period	$16.87	$15.84	$16.40	$15.15	$13.00	$11.91	$11.53	$10.42	$8.42	$12.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	490	490
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.26	$24.41	$22.08	$17.03	$14.81	$15.38	$13.29	$9.92	$17.47	$15.04
Value at end of period	$25.88	$24.26	$24.41	$22.08	$17.03	$14.81	$15.38	$13.29	$9.92	$17.47
Number of accumulation units outstanding at end of period	15,515	16,406	18,511	21,113	19,205	20,731	21,642	25,384	28,662	35,909
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.74	$18.70	$17.42	$13.76	$11.88	$11.91	$10.48	$8.15	$14.39	$14.35
Value at end of period	$20.67	$17.74	$18.70	$17.42	$13.76	$11.88	$11.91	$10.48	$8.15	$14.39
Number of accumulation units outstanding at end of period	11,380	12,455	15,212	16,314	16,552	18,584	20,873	22,817	22,882	26,556

CFI 10

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.75	$19.60	$17.83	$13.25	$11.69	$11.82	$9.64	$7.61	$14.58	$11.63
Value at end of period	$20.66	$20.75	$19.60	$17.83	$13.25	$11.69	$11.82	$9.64	$7.61	$14.58
Number of accumulation units outstanding at end of period	8,058	8,490	11,231	17,095	14,417	22,396	25,565	27,198	26,650	26,193
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$16.97	$16.58	$18.27	$14.18	$11.89	$14.54	$13.01	$10.41	$18.76	$16.20
Value at end of period	$15.91	$16.97	$16.58	$18.27	$14.18	$11.89	$14.54	$13.01	$10.41	$18.76
Number of accumulation units outstanding at end of period	1,191	1,335	1,335	1,335	1,335	1,335	1,649	1,750	2,668	3,014
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$21.97	$24.02	$24.18	$17.97	$15.37	$16.17	$12.77	$10.01	$15.14	$15.70
Value at end of period	$28.24	$21.97	$24.02	$24.18	$17.97	$15.37	$16.17	$12.77	$10.01	$15.14
Number of accumulation units outstanding at end of period	177	177	177	204	203	203	203	1,047	1,839	2,685
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$55.21	$53.24	$49.71	$35.92	$37.16
Value at end of period	$55.76	$55.21	$53.24	$49.71	$35.92
Number of accumulation units outstanding at end of period	40	41	41	63	83
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.02	$20.44	$19.14	$14.99	$13.33	$13.51	$12.48	$9.85	$14.28	$13.38
Value at end of period	$20.71	$19.02	$20.44	$19.14	$14.99	$13.33	$13.51	$12.48	$9.85	$14.28
Number of accumulation units outstanding at end of period	276	414	400	357	391	430	471	518	856	921
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.95	$20.99	$19.06	$14.81	$13.09	$13.81	$11.15	$8.92	$14.89	$14.99
Value at end of period	$22.93	$19.95	$20.99	$19.06	$14.81	$13.09	$13.81	$11.15	$8.92	$14.89
Number of accumulation units outstanding at end of period	1,265	1,286	1,302	1,388	1,548	3,005	3,001	7,775	7,744	9,637
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (NON-SERVICE SHARES)
(Funds were first received in this option during January 2007)
Value at beginning of period	$24.15	$25.99	$23.51	$16.88	$14.49	$15.00	$12.31	$9.09	$14.80	$15.36
Value at end of period	$28.16	$24.15	$25.99	$23.51	$16.88	$14.49	$15.00	$12.31	$9.09	$14.80
Number of accumulation units outstanding at end of period	884	905	1,363	1,396	1,472	878	915	949	949	651
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$13.61	$14.16	$13.91	$15.51	$14.45	$13.10	$12.27	$10.69	$11.43	$10.48
Value at end of period	$14.14	$13.61	$14.16	$13.91	$15.51	$14.45	$13.10	$12.27	$10.50	$11.43
Number of accumulation units outstanding at end of period	0	0	0	0	0	403	404	404	0	0
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$16.42	$17.31	$17.51	$15.83	$13.81	$14.22	$12.20	$7.70	$12.07	$11.54
Value at end of period	$18.53	$16.42	$17.31	$17.51	$15.83	$13.81	$14.22	$12.20	$7.70	$12.07
Number of accumulation units outstanding at end of period	144	145	144	145	142	142	142	209	209	209
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$15.55	$16.05	$15.30	$13.27	$11.83	$12.14	$10.77	$9.14	$12.88	$12.35
Value at end of period	$16.56	$15.55	$16.05	$15.30	$13.27	$11.83	$12.14	$10.77	$9.14	$12.88
Number of accumulation units outstanding at end of period	106,212	118,541	128,929	138,491	146,712	170,176	181,648	221,847	217,888	256,682
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72
Value at end of period	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51
Number of accumulation units outstanding at end of period	4,363	3,710	3,629	3,633	3,090	3,032	3,772	4,195	4,493	4,119
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$9.35	$10.04
Value at end of period	$9.79	$9.35
Number of accumulation units outstanding at end of period	690	690

CFI 11

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.21	$10.34	$10.47	$10.60	$10.73	$10.86	$10.97	$11.07	$10.92	$10.51
Value at end of period	$10.10	$10.21	$10.34	$10.47	$10.60	$10.73	$10.86	$10.97	$11.07	$10.92
Number of accumulation units outstanding at end of period	8,304	8,408	8,432	8,459	12,733	12,760	16,143	43,015	42,731	39,600
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$19.75	$20.29	$18.56	$14.38	$12.58	$12.77	$11.33	$8.81	$14.30	$13.48
Value at end of period	$21.41	$19.75	$20.29	$18.56	$14.38	$12.58	$12.77	$11.33	$8.81	$14.30
Number of accumulation units outstanding at end of period	207,559	235,119	260,422	285,864	282,201	309,547	345,829	381,830	443,036	526,556
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.28	$19.36	$17.22	$13.12	$11.61	$11.76	$10.45	$8.59	$13.85	$13.36
Value at end of period	$21.00	$19.28	$19.36	$17.22	$13.12	$11.61	$11.76	$10.45	$8.59	$13.85
Number of accumulation units outstanding at end of period	10,001	8,438	10,008	10,901	11,648	14,733	19,641	23,700	27,581	35,459
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$22.13	$22.81	$21.09	$15.87	$13.65	$13.98	$11.61	$8.93	$14.48	$13.90
Value at end of period	$25.82	$22.13	$22.81	$21.09	$15.87	$13.65	$13.98	$11.61	$8.93	$14.48
Number of accumulation units outstanding at end of period	6,879	7,738	7,990	7,927	8,853	9,106	10,496	10,733	11,403	12,482
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.37	$21.31	$20.46	$14.52	$13.08	$13.35	$11.00	$8.92	$13.60	$14.69
Value at end of period	$25.61	$20.37	$21.31	$20.46	$14.52	$13.08	$13.35	$11.00	$8.92	$13.60
Number of accumulation units outstanding at end of period	2,790	1,684	1,706	1,695	2,025	2,078	2,509	2,510	3,033	3,811
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.58	$14.67	$13.93	$14.12	$13.07	$12.31	$11.35	$10.30	$11.39	$10.88
Value at end of period	$15.02	$14.58	$14.67	$13.93	$14.12	$13.07	$12.31	$11.35	$10.30	$11.39
Number of accumulation units outstanding at end of period	50,302	50,655	52,059	56,530	77,155	77,896	86,785	93,826	94,934	110,152
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$15.08	$15.40	$16.58	$13.82	$11.79	$13.59	$12.76	$11.75
Value at end of period	$15.01	$15.08	$15.40	$16.58	$13.82	$11.79	$13.59	$12.76
Number of accumulation units outstanding at end of period	621	180	189	198	668	713	713	714
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$18.30	$17.42	$15.53	$12.01	$10.30	$10.31
Value at end of period	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	14,754	15,488	15,950	6,282	7,379	9,571
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	5,884	6,711	7,034	7,430	7,819	6,242	6,417	6,873	7,277	7,157
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$27.75	$27.95	$26.00	$19.95	$17.69	$18.01	$15.37	$10.01	$15.46
Value at end of period	$29.40	$27.75	$27.95	$26.00	$19.95	$17.69	$18.01	$13.99	$10.01
Number of accumulation units outstanding at end of period	1,417	1,434	1,452	1,204	850	536	1,629	0	128
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
Value at beginning of period	$15.27	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Value at end of period	$16.41	$15.27	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23
Number of accumulation units outstanding at end of period	537	627	707	793	886	986	1,337	1,925	1,337	954

CFI 12

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54	$10.70
Value at end of period	$26.46	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	677	613	533	533	533	533	533	533
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2015)
Value at beginning of period	$20.53	$21.69
Value at end of period	$23.44	$20.53
Number of accumulation units outstanding at end of period	341	95
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2010)
Value at beginning of period	$24.91	$25.45	$24.40	$17.77	$15.62	$15.68	$14.09
Value at end of period	$27.90	$24.91	$25.45	$24.40	$17.77	$15.62	$15.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	476
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$24.37	$24.87	$23.64	$17.38	$15.36	$15.95	$12.99	$10.31	$15.14	$14.48
Value at end of period	$29.96	$24.37	$24.87	$23.64	$17.38	$15.36	$15.95	$12.99	$10.31	$15.14
Number of accumulation units outstanding at end of period	1,491	1,906	1,938	2,745	3,430	3,876	4,142	3,863	4,001	6,156
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13
Value at end of period	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53
Number of accumulation units outstanding at end of period	1,897	1,069	1,069	1,069	1,069	1,126	2,055	2,055	2,054	990
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.66
Value at end of period	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97
Number of accumulation units outstanding at end of period	2,137	1,944	1,655	1,557	1,338	959	606	2,485	2,324	2,200
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2009)
Value at beginning of period	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19	$9.94
Value at end of period	$16.26	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	516
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$11.23
Value at end of period	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35
Number of accumulation units outstanding at end of period	2,916	2,915	0	0	0	0	0	1,178	1,178	1,178
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$15.36	$15.59	$14.80	$13.37	$12.06	$11.99	$10.93	$9.39	$12.44	$11.91
Value at end of period	$16.04	$15.36	$15.59	$14.80	$13.37	$12.06	$11.99	$10.93	$9.39	$12.44
Number of accumulation units outstanding at end of period	1,258	1,336	1,414	1,493	1,564	1,639	1,717	1,981	2,031	4,636
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.35	$16.76	$15.92	$13.17	$11.60	$12.10	$10.83	$8.76	$13.87	$13.37
Value at end of period	$17.27	$16.35	$16.76	$15.92	$13.17	$11.60	$12.10	$10.83	$8.76	$13.87
Number of accumulation units outstanding at end of period	5,395	6,205	6,203	4,224	4,224	4,227	5,809	6,827	6,825	6,873
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.81	$16.11	$15.29	$13.27	$11.83	$12.05	$10.89	$9.05	$13.19	$12.66
Value at end of period	$16.66	$15.81	$16.11	$15.29	$13.27	$11.83	$12.05	$10.89	$9.05	$13.19
Number of accumulation units outstanding at end of period	1,043	1,065	1,086	1,107	1,624	1,784	1,784	3,125	3,127	3,126

CFI 13

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$25.75	$26.54	$23.89	$18.41	$16.03	$16.76	$13.91	$10.38	$14.31	$14.92
Value at end of period	$31.55	$25.75	$26.54	$23.89	$18.41	$16.03	$16.76	$13.91	$10.38	$14.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	125	125	140	222	584
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$25.01	$26.67	$25.88	$18.87	$15.97	$15.82	$12.66	$9.48	$16.35	$15.60
Value at end of period	$26.02	$25.01	$26.67	$25.88	$18.87	$15.97	$15.82	$12.66	$9.48	$16.35
Number of accumulation units outstanding at end of period	211	212	242	256	252	252	252	252	416	654
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$13.37	$13.73	$12.19	$11.87	$9.54	$10.18	$8.86	$6.71	$9.76
Value at end of period	$13.32	$13.37	$13.73	$12.19	$11.87	$9.54	$10.18	$8.86	$6.71
Number of accumulation units outstanding at end of period	850	1,063	1,096	1,126	1,156	1,183	2,312	2,321	2,320
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.63	$20.06	$18.61	$13.96	$11.92	$12.32	$10.84	$8.54	$13.61	$14.10
Value at end of period	$21.67	$18.63	$20.06	$18.61	$13.96	$11.92	$12.32	$10.84	$8.54	$13.61
Number of accumulation units outstanding at end of period	489	449	934	916	1,777	2,823	3,895	3,665	3,977	4,392
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89
Value at end of period	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16
Number of accumulation units outstanding at end of period	23,681	25,067	27,886	27,556	25,236	26,022	13,887	15,282	18,209	23,379
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$25.51	$26.63	$23.45	$18.05	$15.23	$15.15	$12.47	$10.05	$15.20	$15.04
Value at end of period	$28.89	$25.51	$26.63	$23.45	$18.05	$15.23	$15.15	$12.47	$10.05	$15.20
Number of accumulation units outstanding at end of period	0	1,175	1,176	1,176	1,795	619	1,191	1,192	1,691	1,803
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57
Value at end of period	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29
Number of accumulation units outstanding at end of period	13,358	15,653	17,200	18,052	21,550	26,172	30,879	36,078	37,415	64,751
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2009)
Value at beginning of period	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$12.31
Value at end of period	$19.72	$17.47	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	1	1	1	0	0	0	37	834
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95
Value at end of period	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39
Number of accumulation units outstanding at end of period	7,038	7,876	9,065	10,067	10,521	11,092	13,349	15,255	17,666	18,121
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.56	$19.09	$17.99	$14.04	$12.13	$12.53	$10.92	$8.85	$13.93	$13.69
Value at end of period	$20.59	$17.56	$19.09	$17.99	$14.04	$12.13	$12.39	$10.92	$8.85	$13.93
Number of accumulation units outstanding at end of period	2,385	1,165	1,165	1,165	1,165	1,165	0	0	0	2,912
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$24.75	$22.62	$21.07	$15.32	$13.05	$13.35	$11.57	$8.20	$14.36	$13.23
Value at end of period	$24.81	$24.75	$22.62	$21.07	$15.32	$13.05	$13.35	$11.57	$8.20	$14.36
Number of accumulation units outstanding at end of period	2,352	2,734	2,982	5,508	5,753	5,202	6,388	7,774	7,794	10,691
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.47	$9.41	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	14,171	14,755	14,922	40,433	41,167	41,332	44,096	45,068	47,388

CFI 14

Condensed Financial Information (continued)

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007
WANGER SELECT
Value at beginning of period	$21.72	$21.93	$21.53	$16.20	$13.85	$17.04	$13.63	$8.30	$16.51	$15.28
Value at end of period	$24.31	$21.72	$21.93	$21.53	$16.20	$13.85	$17.04	$13.63	$8.30	$16.51
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	2,934
WANGER USA
Value at beginning of period	$22.81	$23.24	$22.46	$17.00	$14.34	$15.05	$12.35	$8.80	$14.77	$14.19
Value at end of period	$25.61	$22.81	$23.24	$22.46	$17.00	$14.34	$15.05	$12.35	$8.80	$14.77
Number of accumulation units outstanding at end of period	549	549	549	549	0	0	0	0	0	0

CFI 15

Please attach to your application

I hereby acknowledge receipt of a Variable Annuity Account C Individual Variable Annuity Contract Prospectus dated May 1, 2017 for Individual Retirement Annuities and Simplified Employee Pension Plans.

___ Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.75988-17) dated May 1, 2017.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.75988-17

PART B

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated May 1, 2017

VOYA PENSION IRA

Individual Deferred Fixed or Variable Annuity Contracts for Individual

Retirement Annuities under Section 408(b), Roth Individual

Retirement Annuities under Section 408A and Simplified

Employee Pension Plans under Section 408(k)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the “separate account”) dated May 1, 2017.

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service

Defined Contribution Administration,

P.O. Box 990063
Hartford, CT  06199-0063

1-800-584-6001

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976.  Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.  From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract.  (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority (“FINRA”), and the Securities Investor Protection Corporation (“SIPC”). Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Purchase” and “Your Account Value.”  The contracts are no longer available for new sales. Existing contracts will continue to accept additional purchase payments subject to the terms of the contract.

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2016, 2015 and 2014 amounted to $51,308,844.30, $51,416,775.23 and $50,785,659.69 , respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the 10th valuation day before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a 10 valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

3

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779*= .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.000442. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.400000) to produce an annuity unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.405928, which produces an income phase payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968= .9998663^30.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

•      Standardized average annual total returns; and

•      Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., maintenance fees (if any), mortality and expense risk charges, administrative expense charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

4

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contract and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2016, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2016 and 2015, and for each of the three years in the period ended December 31, 2016, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

5

FINANCIAL STATEMENTS
Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2016
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2016

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants of
Voya Retirement Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2016, of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”), and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2016 and 2015. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity Account C of Voya Retirement Insurance and Annuity Company at December 31, 2016, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2016 and 2015, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
April 4, 2017

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	AB Growth and Income Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A
Assets
Investments in mutual funds
at fair value	$178	$655	$6,893	$82	$3,791
Total assets	178	655	6,893	82	3,791
Net assets	$178	$655	$6,893	$82	$3,791

Net assets
Accumulation units	$178	$655	$6,893	$82	$3,791
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$178	$655	$6,893	$82	$3,791

Total number of mutual fund shares	32,098	20,996	548,371	10,773	176,501

Cost of mutual fund shares	$143	$596	$6,882	$81	$4,107

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5
Assets
Investments in mutual funds
at fair value	$72	$547	$12	$190	$269
Total assets	72	547	12	190	269
Net assets	$72	$547	$12	$190	$269

Net assets
Accumulation units	$72	$547	$12	$190	$269
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$72	$547	$12	$190	$269

Total number of mutual fund shares	2,208	17,753	650	5,776	65,118

Cost of mutual fund shares	$79	$590	$10	$243	$267

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Assets
Investments in mutual funds
at fair value	$717	$40	$318	$23,516	$33,203
Total assets	717	40	318	23,516	33,203
Net assets	$717	$40	$318	$23,516	$33,203

Net assets
Accumulation units	$717	$40	$318	$23,407	$32,846
Contracts in payout (annuitization)	—	—	—	109	357
Total net assets	$717	$40	$318	$23,516	$33,203

Total number of mutual fund shares	18,705	1,401	16,977	438,904	960,193

Cost of mutual fund shares	$684	$35	$331	$18,846	$27,721

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$481	$3,644	$293	$6	$546
Total assets	481	3,644	293	6	546
Net assets	$481	$3,644	$293	$6	$546

Net assets
Accumulation units	$481	$3,644	$293	$6	$546
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$481	$3,644	$293	$6	$546

Total number of mutual fund shares	23,954	404,938	17,522	253	22,992

Cost of mutual fund shares	$503	$3,639	$215	$4	$584

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$37,550	$67,948	$4,359	$212	$24,388
Total assets	37,550	67,948	4,359	212	24,388
Net assets	$37,550	$67,948	$4,359	$212	$24,388

Net assets
Accumulation units	$37,550	$67,948	$4,359	$212	$24,388
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$37,550	$67,948	$4,359	$212	$24,388

Total number of mutual fund shares	1,249,154	1,526,918	176,565	7,926	2,111,481

Cost of mutual fund shares	$37,522	$59,100	$4,171	$195	$26,097

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N
Assets
Investments in mutual funds
at fair value	$9,606	$1,482	$84,728	$4,659	$38,429
Total assets	9,606	1,482	84,728	4,659	38,429
Net assets	$9,606	$1,482	$84,728	$4,659	$38,429

Net assets
Accumulation units	$9,606	$1,482	$84,728	$4,659	$38,429
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,606	$1,482	$84,728	$4,659	$38,429

Total number of mutual fund shares	269,443	27,281	1,559,502	126,880	942,124

Cost of mutual fund shares	$8,949	$1,434	$72,389	$4,546	$40,464

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$506	$11,259	$11,019	$1,363	$1,228
Total assets	506	11,259	11,019	1,363	1,228
Net assets	$506	$11,259	$11,019	$1,363	$1,228

Net assets
Accumulation units	$506	$11,259	$11,019	$1,363	$1,228
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$506	$11,259	$11,019	$1,363	$1,228

Total number of mutual fund shares	10,755	175,020	430,270	60,598	26,392

Cost of mutual fund shares	$551	$12,187	$12,745	$1,391	$1,296

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Assets
Investments in mutual funds
at fair value	$12,358	$136	$15,474	$10,133	$49,756
Total assets	12,358	136	15,474	10,133	49,756
Net assets	$12,358	$136	$15,474	$10,133	$49,756

Net assets
Accumulation units	$12,358	$136	$15,474	$10,133	$49,552
Contracts in payout (annuitization)	—	—	—	—	204
Total net assets	$12,358	$136	$15,474	$10,133	$49,756

Total number of mutual fund shares	277,643	6,551	774,109	796,643	24,235,668

Cost of mutual fund shares	$13,821	$134	$16,241	$10,201	$45,221

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A	ColumbiaSM Acorn® Fund - Class Z
Assets
Investments in mutual funds
at fair value	$2,866	$770	$9,073	$43	$1
Total assets	2,866	770	9,073	43	1
Net assets	$2,866	$770	$9,073	$43	$1

Net assets
Accumulation units	$2,866	$770	$9,073	$43	$1
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,866	$770	$9,073	$43	$1

Total number of mutual fund shares	49,730	17,683	138,249	3,221	89

Cost of mutual fund shares	$2,891	$737	$10,171	$67	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Columbia Mid Cap Value Fund - Class A	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Diversified Income Fund - Class A
Assets
Investments in mutual funds
at fair value	$8,702	$2	$298	$50	$4,210
Total assets	8,702	2	298	50	4,210
Net assets	$8,702	$2	$298	$50	$4,210

Net assets
Accumulation units	$8,702	$2	$298	$50	$4,210
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,702	$2	$298	$50	$4,210

Total number of mutual fund shares	594,837	134	13,979	1,079	489,009

Cost of mutual fund shares	$9,926	$2	$351	$49	$4,396

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class	Emerging Markets Core Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$4,601	$2,668	$15	$525	$723
Total assets	4,601	2,668	15	525	723
Net assets	$4,601	$2,668	$15	$525	$723

Net assets
Accumulation units	$4,601	$2,668	$15	$525	$723
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,601	$2,668	$15	$525	$723

Total number of mutual fund shares	209,417	44,600	508	44,975	41,659

Cost of mutual fund shares	$6,121	$2,390	$14	$540	$707

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R
Assets
Investments in mutual funds
at fair value	$8,970	$191	$300	$760	$2
Total assets	8,970	191	300	760	2
Net assets	$8,970	$191	$300	$760	$2

Net assets
Accumulation units	$8,970	$191	$300	$760	$2
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,970	$191	$300	$760	$2

Total number of mutual fund shares	373,613	5,012	1,629	3,662	92

Cost of mutual fund shares	$7,832	$194	$281	$711	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$5,138	$268,183	$1,447	$269,002	$262,156
Total assets	5,138	268,183	1,447	269,002	262,156
Net assets	$5,138	$268,183	$1,447	$269,002	$262,156

Net assets
Accumulation units	$5,138	$268,183	$1,447	$265,217	$261,493
Contracts in payout (annuitization)	—	—	—	3,785	663
Total net assets	$5,138	$268,183	$1,447	$269,002	$262,156

Total number of mutual fund shares	116,121	6,060,625	53,679	12,244,062	4,420,096

Cost of mutual fund shares	$4,943	$238,985	$1,457	$247,960	$164,298

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$11,293	$25,749	$1,197,401	$199,247	$8
Total assets	11,293	25,749	1,197,401	199,247	8
Net assets	$11,293	$25,749	$1,197,401	$199,247	$8

Net assets
Accumulation units	$11,259	$25,749	$1,189,658	$199,247	$8
Contracts in payout (annuitization)	34	—	7,743	—	—
Total net assets	$11,293	$25,749	$1,197,401	$199,247	$8

Total number of mutual fund shares	2,099,103	1,445,742	36,088,033	876,003	222

Cost of mutual fund shares	$12,023	$24,615	$993,424	$132,700	$7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Assets
Investments in mutual funds
at fair value	$19,664	$1,664	$232	$35	$260
Total assets	19,664	1,664	232	35	260
Net assets	$19,664	$1,664	$232	$35	$260

Net assets
Accumulation units	$19,664	$1,664	$232	$35	$260
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$19,664	$1,664	$232	$35	$260

Total number of mutual fund shares	1,286,882	55,166	1,755	1,189	8,219

Cost of mutual fund shares	$18,840	$1,744	$282	$32	$299

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Assets
Investments in mutual funds
at fair value	$128,525	$14	$12,049	$368,594	$—
Total assets	128,525	14	12,049	368,594	—
Net assets	$128,525	$14	$12,049	$368,594	$—

Net assets
Accumulation units	$127,126	$14	$12,049	$368,594	$—
Contracts in payout (annuitization)	1,399	—	—	—	—
Total net assets	$128,525	$14	$12,049	$368,594	$—

Total number of mutual fund shares	6,638,663	653	291,613	8,841,304	3

Cost of mutual fund shares	$116,207	$15	$11,479	$288,207	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Aspen Series Balanced Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$6	$157	$1,273	$3,046	$127
Total assets	6	157	1,273	3,046	127
Net assets	$6	$157	$1,273	$3,046	$127

Net assets
Accumulation units	$6	$157	$1,273	$3,046	$127
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$6	$157	$1,273	$3,046	$127

Total number of mutual fund shares	228	10,627	58,971	56,620	4,193

Cost of mutual fund shares	$6	$157	$1,249	$2,863	$118

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Select Class
Assets
Investments in mutual funds
at fair value	$238	$14	$58	$52	$724
Total assets	238	14	58	52	724
Net assets	$238	$14	$58	$52	$724

Net assets
Accumulation units	$238	$14	$58	$52	$724
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$238	$14	$58	52	$724

Total number of mutual fund shares	4,022	1,212	1,429	1,798	47,691

Cost of mutual fund shares	$200	$15	$48	$51	$667

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	JPMorgan Government Bond Fund - Select Class	Lazard International Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class
Assets
Investments in mutual funds
at fair value	$942	$278	$440	$433	$15,278
Total assets	942	278	440	433	15,278
Net assets	$942	$278	$440	$433	$15,278

Net assets
Accumulation units	$942	$278	$440	$433	$15,278
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$942	$278	$440	$433	$15,278

Total number of mutual fund shares	89,784	16,987	2,127	28,137	442,066

Cost of mutual fund shares	$969	$286	$458	$450	$14,371

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4
Assets
Investments in mutual funds
at fair value	$1,170	$25	$195	$24	$2,586
Total assets	1,170	25	195	24	2,586
Net assets	$1,170	$25	$195	$24	$2,586

Net assets
Accumulation units	$1,170	$25	$195	$24	$2,586
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,170	$25	$195	$24	$2,586

Total number of mutual fund shares	102,765	1,170	10,874	2,269	600,051

Cost of mutual fund shares	$1,186	$25	$241	$25	$2,607

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3
Assets
Investments in mutual funds
at fair value	$898	$1,242	$213	$96,369	$2
Total assets	898	1,242	213	96,369	2
Net assets	$898	$1,242	$213	$96,369	$2

Net assets
Accumulation units	$898	$1,242	$213	$95,668	$2
Contracts in payout (annuitization)	—	—	—	701	—
Total net assets	$898	$1,242	$213	$96,369	$2

Total number of mutual fund shares	31,302	56,550	16,470	3,776,211	205

Cost of mutual fund shares	$630	$1,512	$209	$64,266	$2
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3
Assets
Investments in mutual funds
at fair value	$97	$10,546	$17,807	$50	$294
Total assets	97	10,546	17,807	50	294
Net assets	$97	$10,546	$17,807	$50	$294

Net assets
Accumulation units	$97	$10,546	$17,807	$50	$294
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$97	$10,546	$17,807	$50	$294

Total number of mutual fund shares	4,201	1,001,495	1,689,455	2,111	8,482

Cost of mutual fund shares	$100	$10,833	$18,399	$50	$296

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Institutional Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$640	$1,355	$12,306	$1,718	$135,484
Total assets	640	1,355	12,306	1,718	135,484
Net assets	$640	$1,355	$12,306	$1,718	$135,484

Net assets
Accumulation units	$640	$1,355	$12,306	$1,718	$135,484
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$640	$1,355	$12,306	$1,718	$135,484

Total number of mutual fund shares	10,686	39,726	631,376	49,660	3,884,278

Cost of mutual fund shares	$632	$1,328	$13,162	$1,802	$118,622

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y
Assets
Investments in mutual funds
at fair value	$324	$1,841	$64	$197,196	$35,494
Total assets	324	1,841	64	197,196	35,494
Net assets	$324	$1,841	$64	$197,196	$35,494

Net assets
Accumulation units	$324	$1,841	$64	$197,196	$35,494
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$324	$1,841	$64	$197,196	$35,494

Total number of mutual fund shares	6,327	190,590	1,275	6,082,534	1,110,214

Cost of mutual fund shares	$328	$2,031	$68	$174,803	$37,012

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y	Oppenheimer Main Street Fund® - Class A
Assets
Investments in mutual funds
at fair value	$38	$163	$255	$365	$182
Total assets	38	163	255	365	182
Net assets	$38	$163	$255	$365	$182

Net assets
Accumulation units	$38	$163	$255	$365	$182
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$38	$163	$255	$365	$182

Total number of mutual fund shares	2,628	29,125	7,349	9,930	3,881

Cost of mutual fund shares	$40	$173	$265	$352	$179

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA
Assets
Investments in mutual funds
at fair value	$14	$211	$90	$64	$27,621
Total assets	14	211	90	64	27,621
Net assets	$14	$211	$90	$64	$27,621

Net assets
Accumulation units	$—	$211	$90	$—	$27,621
Contracts in payout (annuitization)	14	—	—	64	—
Total net assets	$14	$211	$90	$64	$27,621

Total number of mutual fund shares	188	6,038	18,233	2,270	1,147,056

Cost of mutual fund shares	$15	$168	$95	$54	$28,233

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Parnassus Core Equity FundSM - Investor Shares	Pax Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y
Assets
Investments in mutual funds
at fair value	$25,372	$38,128	$1,570	$98,105	$14,268
Total assets	25,372	38,128	1,570	98,105	14,268
Net assets	$25,372	$38,128	$1,570	$98,105	$14,268

Net assets
Accumulation units	$25,372	$38,128	$1,570	$98,105	$14,268
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$25,372	$38,128	$1,570	$98,105	$14,268

Total number of mutual fund shares	645,764	1,706,728	223,077	7,995,509	429,504

Cost of mutual fund shares	$24,949	$38,252	$1,537	$111,445	$14,529

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Pioneer High Yield Fund - Class A	Pioneer Strategic Income Fund - Class A	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,175	$992	$7,280	$—	$19,606
Total assets	1,175	992	7,280	—	19,606
Net assets	$1,175	$992	$7,280	$—	$19,606

Net assets
Accumulation units	$1,175	$992	$7,280	$—	$19,606
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,175	$992	$7,280	$—	$19,606

Total number of mutual fund shares	123,700	93,388	451,303	6	2,108,196

Cost of mutual fund shares	$1,240	$1,004	$9,343	$—	$21,246

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R4	Royce Total Return Fund - K Class	Ave Maria Rising Dividend Fund
Assets
Investments in mutual funds
at fair value	$79	$10,001	$112	$2	$4,066
Total assets	79	10,001	112	2	4,066
Net assets	$79	$10,001	$112	$2	$4,066

Net assets
Accumulation units	$79	$10,001	$112	$2	$4,066
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$79	$10,001	$112	$2	$4,066

Total number of mutual fund shares	6,082	749,678	8,380	271	242,196

Cost of mutual fund shares	$85	$9,355	$101	$3	$4,125

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N
Assets
Investments in mutual funds
at fair value	$15,154	$12,935	$1,228	$301	$5,929
Total assets	15,154	12,935	1,228	301	5,929
Net assets	$15,154	$12,935	$1,228	$301	$5,929

Net assets
Accumulation units	$15,154	$12,935	$1,228	$301	$5,929
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$15,154	$12,935	$1,228	$301	$5,929

Total number of mutual fund shares	332,104	442,363	43,034	9,067	581,881

Cost of mutual fund shares	$15,338	$12,504	$1,127	$300	$6,170

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4
Assets
Investments in mutual funds
at fair value	$510	$27,244	$129,353	$32	$3
Total assets	510	27,244	129,353	32	3
Net assets	$510	$27,244	$129,353	$32	$3

Net assets
Accumulation units	$510	$27,244	$129,353	$32	$3
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$510	$27,244	$129,353	$32	$3

Total number of mutual fund shares	72,960	2,277,950	10,779,431	1,072	109

Cost of mutual fund shares	$532	$29,252	$141,240	$33	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio
Assets
Investments in mutual funds
at fair value	$6,257	$14,039	$103	$199	$33
Total assets	6,257	14,039	103	199	33
Net assets	$6,257	$14,039	$103	$199	$33

Net assets
Accumulation units	$6,257	$14,039	$103	$199	$33
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$6,257	$14,039	$103	$199	$33

Total number of mutual fund shares	651,128	1,168,940	6,013	9,004	1,557

Cost of mutual fund shares	$5,874	$15,679	$82	$186	$32

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$115	$1,674	$38	$250,957	$60
Total assets	115	1,674	38	250,957	60
Net assets	$115	$1,674	$38	$250,957	$60

Net assets
Accumulation units	$115	$1,674	$38	$236,293	$60
Contracts in payout (annuitization)	—	—	—	14,664	—
Total net assets	$115	$1,674	$38	$250,957	$60

Total number of mutual fund shares	2,978	46,286	915	16,808,881	4,968

Cost of mutual fund shares	$102	$1,606	$33	$196,967	$57

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Real Estate Fund - Class A	Voya Large-Cap Growth Fund - Class A	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$841	$158	$149	$3,178	$743
Total assets	841	158	149	3,178	743
Net assets	$841	$158	$149	$3,178	$743

Net assets
Accumulation units	$841	$158	$149	$3,178	$743
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$841	$158	$149	$3,178	$743

Total number of mutual fund shares	46,747	5,201	14,994	376,105	74,479

Cost of mutual fund shares	$877	$154	$149	$3,282	$748

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$463,454	$2,631	$5,274	$39	$31,164
Total assets	463,454	2,631	5,274	39	31,164
Net assets	$463,454	$2,631	$5,274	$39	$31,164

Net assets
Accumulation units	$449,492	$2,631	$5,274	$39	$31,164
Contracts in payout (annuitization)	13,962	—	—	—	—
Total net assets	$463,454	$2,631	$5,274	$39	$31,164

Total number of mutual fund shares	36,607,716	209,148	510,014	3,901	3,113,255

Cost of mutual fund shares	$462,209	$2,691	$5,237	$40	$32,095

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$21,510	$121	$430,272	$6,892	$21
Total assets	21,510	121	430,272	6,892	21
Net assets	$21,510	$121	$430,272	$6,892	$21

Net assets
Accumulation units	$21,510	$121	$429,191	$6,892	$21
Contracts in payout (annuitization)	—	—	1,081	—	—
Total net assets	$21,510	$121	$430,272	$6,892	$21

Total number of mutual fund shares	2,148,884	7,453	24,813,837	406,143	1,752

Cost of mutual fund shares	$22,170	$129	$429,163	$7,415	$19

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$328,460	$1,668	$10	$13,095	$387
Total assets	328,460	1,668	10	13,095	387
Net assets	$328,460	$1,668	$10	$13,095	$387

Net assets
Accumulation units	$324,981	$1,668	$10	$12,871	$387
Contracts in payout (annuitization)	3,479	—	—	224	—
Total net assets	$328,460	$1,668	$10	$13,095	$387

Total number of mutual fund shares	27,371,674	140,633	1,023	879,418	25,960

Cost of mutual fund shares	$284,752	$1,681	$10	$12,423	$344

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$20,177	$48	$38	$84,613	$90
Total assets	20,177	48	38	84,613	90
Net assets	$20,177	$48	$38	$84,613	$90

Net assets
Accumulation units	$20,177	$48	$38	$84,613	$90
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$20,177	$48	$38	$84,613	$90

Total number of mutual fund shares	1,463,149	5,250	3,367	7,219,513	2,566

Cost of mutual fund shares	$20,507	$51	$41	$78,711	$85

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$2,120	$61,308	$30,214	$50,547	$26,466
Total assets	2,120	61,308	30,214	50,547	26,466
Net assets	$2,120	$61,308	$30,214	$50,547	$26,466

Net assets
Accumulation units	$—	$61,308	$30,214	$50,547	$26,466
Contracts in payout (annuitization)	2,120	—	—	—	—
Total net assets	$2,120	$61,308	$30,214	$50,547	$26,466

Total number of mutual fund shares	57,786	1,676,008	1,941,789	3,284,385	988,640

Cost of mutual fund shares	$1,644	$46,083	$32,923	$52,141	$27,825

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$28,398	$266	$19,344	$17,732	$28
Total assets	28,398	266	19,344	17,732	28
Net assets	$28,398	$266	$19,344	$17,732	$28

Net assets
Accumulation units	$28,398	$266	$19,344	$17,732	$28
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$28,398	$266	$19,344	$17,732	$28

Total number of mutual fund shares	1,054,135	18,402	1,280,197	1,179,777	1,514

Cost of mutual fund shares	$27,999	$312	$23,973	$21,422	$26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$38,416	$27,747	$52	$450	$266,487
Total assets	38,416	27,747	52	450	266,487
Net assets	$38,416	$27,747	$52	$450	$266,487

Net assets
Accumulation units	$38,416	$27,747	$52	$450	$266,487
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$38,416	$27,747	$52	$450	$266,487

Total number of mutual fund shares	1,960,976	1,433,962	3,588	18,335	10,454,557

Cost of mutual fund shares	$36,829	$26,530	$58	$476	$274,582

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$710,826	$1,281	$101,935	$89	$6,961
Total assets	710,826	1,281	101,935	89	6,961
Net assets	$710,826	$1,281	$101,935	$89	$6,961

Net assets
Accumulation units	$710,826	$1,281	$101,377	$89	$6,961
Contracts in payout (annuitization)	—	—	558	—	—
Total net assets	$710,826	$1,281	$101,935	$89	$6,961

Total number of mutual fund shares	27,875,528	93,996	7,349,346	6,978	545,077

Cost of mutual fund shares	$682,970	$1,253	$96,410	$83	$6,779

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A
Assets
Investments in mutual funds
at fair value	$713	$4,876	$228,794	$162	$294
Total assets	713	4,876	228,794	162	294
Net assets	$713	$4,876	$228,794	$162	$294

Net assets
Accumulation units	$713	$4,876	$227,531	$162	$294
Contracts in payout (annuitization)	—	—	1,263	—	—
Total net assets	$713	$4,876	$228,794	$162	$294

Total number of mutual fund shares	72,654	492,555	228,793,973	8,579	6,135

Cost of mutual fund shares	$851	$6,286	$228,794	$162	$269
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$28	$285	$76,457	$704	$8,027
Total assets	28	285	76,457	704	8,027
Net assets	$28	$285	$76,457	$704	$8,027

Net assets
Accumulation units	$28	$285	$74,794	$695	$8,027
Contracts in payout (annuitization)	—	—	1,663	9	—
Total net assets	$28	$285	$76,457	$704	$8,027

Total number of mutual fund shares	584	27,881	7,337,565	67,652	792,403

Cost of mutual fund shares	$29	$297	$83,120	$731	$8,830

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$2,415	$4,345	$9,330	$3,721	$2,640
Total assets	2,415	4,345	9,330	3,721	2,640
Net assets	$2,415	$4,345	$9,330	$3,721	$2,640

Net assets
Accumulation units	$2,415	$4,345	$9,330	$3,721	$2,640
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,415	$4,345	$9,330	$3,721	$2,640

Total number of mutual fund shares	241,035	440,694	911,993	368,038	265,043

Cost of mutual fund shares	$2,558	$4,650	$10,444	$4,103	$2,885

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$9,650	$1,755	$2,669	$2,292	$1,009
Total assets	9,650	1,755	2,669	2,292	1,009
Net assets	$9,650	$1,755	$2,669	$2,292	$1,009

Net assets
Accumulation units	$9,650	$1,755	$2,669	$2,292	$1,009
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$9,650	$1,755	$2,669	$2,292	$1,009

Total number of mutual fund shares	915,524	168,794	260,673	172,494	76,686

Cost of mutual fund shares	$10,686	$1,855	$2,870	$2,393	$1,047

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$831	$3,658	$895	$1,145	$437
Total assets	831	3,658	895	1,145	437
Net assets	$831	$3,658	$895	$1,145	$437

Net assets
Accumulation units	$831	$3,658	$895	$1,145	$437
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$831	$3,658	$895	$1,145	$437

Total number of mutual fund shares	63,605	367,287	90,790	118,559	40,974

Cost of mutual fund shares	$877	$3,654	$896	$1,147	$454

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$2,609	$135,518	$11,067	$386	$3,095
Total assets	2,609	135,518	11,067	386	3,095
Net assets	$2,609	$135,518	$11,067	$386	$3,095

Net assets
Accumulation units	$2,609	$135,518	$11,067	$386	$3,095
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,609	$135,518	$11,067	$386	$3,095

Total number of mutual fund shares	238,445	12,524,809	1,051,979	36,025	281,859

Cost of mutual fund shares	$2,893	$143,785	$12,275	$401	$3,431

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$136,495	$13,278	$33	$2,351	$102,771
Total assets	136,495	13,278	33	2,351	102,771
Net assets	$136,495	$13,278	$33	$2,351	$102,771

Net assets
Accumulation units	$136,495	$13,278	$33	$2,351	$102,771
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$136,495	$13,278	$33	$2,351	$102,771

Total number of mutual fund shares	12,557,077	1,265,791	3,066	215,334	9,542,348

Cost of mutual fund shares	$147,757	$14,682	$37	$2,451	$113,126

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$7,798	$1,073	$18,451	$1,438	$4,837
Total assets	7,798	1,073	18,451	1,438	4,837
Net assets	$7,798	$1,073	$18,451	$1,438	$4,837

Net assets
Accumulation units	$7,798	$1,073	$18,451	$1,438	$4,837
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7,798	$1,073	$18,451	$1,438	$4,837

Total number of mutual fund shares	741,969	85,772	1,490,368	116,787	526,855

Cost of mutual fund shares	$8,994	$1,067	$19,928	$1,519	$5,361

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,009	$6,602	$63,458	$5,591	$6,427
Total assets	1,009	6,602	63,458	5,591	6,427
Net assets	$1,009	$6,602	$63,458	$5,591	$6,427

Net assets
Accumulation units	$1,009	$6,602	$63,458	$5,591	$6,427
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,009	$6,602	$63,458	$5,591	$6,427

Total number of mutual fund shares	90,855	580,136	5,625,751	508,712	680,820

Cost of mutual fund shares	$1,005	$6,654	$63,100	$5,570	$7,075

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$75	$32,821	$68,126	$315	$123,986
Total assets	75	32,821	68,126	315	123,986
Net assets	$75	$32,821	$68,126	$315	$123,986

Net assets
Accumulation units	$75	$32,821	$66,948	$315	$123,099
Contracts in payout (annuitization)	—	—	1,178	—	887
Total net assets	$75	$32,821	$68,126	$315	$123,986

Total number of mutual fund shares	6,249	2,580,295	5,424,015	12,701	4,781,584

Cost of mutual fund shares	$72	$32,984	$66,495	$311	$106,798

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$13,696	$159	$7,084	$408	$64,533
Total assets	13,696	159	7,084	408	64,533
Net assets	$13,696	$159	$7,084	$408	$64,533

Net assets
Accumulation units	$13,554	$159	$7,084	$408	$63,425
Contracts in payout (annuitization)	142	—	—	—	1,108
Total net assets	$13,696	$159	$7,084	$408	$64,533

Total number of mutual fund shares	645,746	8,615	373,637	23,518	3,698,153

Cost of mutual fund shares	$13,365	$110	$5,883	$286	$44,331

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$1,585	$320,439	$1,687	$344	$8,433
Total assets	1,585	320,439	1,687	344	8,433
Net assets	$1,585	$320,439	$1,687	$344	$8,433

Net assets
Accumulation units	$1,585	$317,893	$1,687	$344	$8,433
Contracts in payout (annuitization)	—	2,546	—	—	—
Total net assets	$1,585	$320,439	$1,687	$344	$8,433

Total number of mutual fund shares	35,964	7,143,091	37,930	17,804	426,964

Cost of mutual fund shares	$1,607	$285,921	$1,692	$323	$8,753

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$67,799	$373	$512,098	$1,103	$33,378
Total assets	67,799	373	512,098	1,103	33,378
Net assets	$67,799	$373	$512,098	$1,103	$33,378

Net assets
Accumulation units	$66,380	$373	$509,030	$1,103	$32,593
Contracts in payout (annuitization)	1,419	—	3,068	—	785
Total net assets	$67,799	$373	$512,098	$1,103	$33,378

Total number of mutual fund shares	3,462,647	23,447	30,923,784	68,998	2,855,301

Cost of mutual fund shares	$63,346	$357	$449,189	$1,104	$34,743

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$856	$319	$389,971	$1,069	$1,119
Total assets	856	319	389,971	1,069	1,119
Net assets	$856	$319	$389,971	$1,069	$1,119

Net assets
Accumulation units	$856	$319	$388,107	$1,069	$1,119
Contracts in payout (annuitization)	—	—	1,864	—	—
Total net assets	$856	$319	$389,971	$1,069	$1,119

Total number of mutual fund shares	73,393	34,677	38,880,470	110,108	15,425

Cost of mutual fund shares	$877	$323	$356,558	$1,144	$1,134

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$359,212	$3,555	$223	$81,205	$250
Total assets	359,212	3,555	223	81,205	250
Net assets	$359,212	$3,555	$223	$81,205	$250

Net assets
Accumulation units	$356,816	$3,555	$223	$79,592	$250
Contracts in payout (annuitization)	2,396	—	—	1,613	—
Total net assets	$359,212	$3,555	$223	$81,205	$250

Total number of mutual fund shares	4,638,589	47,425	20,445	7,375,608	22,810

Cost of mutual fund shares	$314,419	$3,713	$224	$78,570	$268

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$3,517	$31,090	$69,555	$62,777	$1,308
Total assets	3,517	31,090	69,555	62,777	1,308
Net assets	$3,517	$31,090	$69,555	$62,777	$1,308

Net assets
Accumulation units	$3,517	$30,409	$68,916	$61,498	$1,308
Contracts in payout (annuitization)	—	681	639	1,279	—
Total net assets	$3,517	$31,090	$69,555	$62,777	$1,308

Total number of mutual fund shares	185,687	2,479,242	5,025,686	4,763,055	47,564

Cost of mutual fund shares	$3,261	$29,253	$51,650	$50,405	$1,279

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global Equity Portfolio - Class I	Voya Global Equity Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,180,483	$335	$88,186	$11,258	$332,137
Total assets	1,180,483	335	88,186	11,258	332,137
Net assets	$1,180,483	$335	$88,186	$11,258	$332,137

Net assets
Accumulation units	$1,110,307	$335	$86,858	$11,258	$328,068
Contracts in payout (annuitization)	70,176	—	1,328	—	4,069
Total net assets	$1,180,483	$335	$88,186	$11,258	$332,137

Total number of mutual fund shares	42,356,776	12,154	9,574,993	1,223,731	13,730,331

Cost of mutual fund shares	$999,651	$368	$90,596	$11,540	$208,721

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$298	$361,836	$282	$163,309	$275
Total assets	298	361,836	282	163,309	275
Net assets	$298	$361,836	$282	$163,309	$275

Net assets
Accumulation units	$298	$360,219	$282	$161,778	$275
Contracts in payout (annuitization)	—	1,617	—	1,531	—
Total net assets	$298	$361,836	$282	$163,309	$275

Total number of mutual fund shares	12,431	16,544,847	13,082	6,068,721	10,318

Cost of mutual fund shares	$208	$287,114	$257	$93,209	$172

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$29,891	$7	$40,899	$1,182	$93,725
Total assets	29,891	7	40,899	1,182	93,725
Net assets	$29,891	$7	$40,899	$1,182	$93,725

Net assets
Accumulation units	$29,490	$7	$40,506	$1,182	$93,725
Contracts in payout (annuitization)	401	—	393	—	—
Total net assets	$29,891	$7	$40,899	$1,182	$93,725

Total number of mutual fund shares	3,392,899	777	1,501,443	43,623	5,383,403

Cost of mutual fund shares	$30,933	$7	$36,968	$837	$77,102

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$400	$490	$13,396	$12,817	$105,572
Total assets	400	490	13,396	12,817	105,572
Net assets	$400	$490	$13,396	$12,817	$105,572

Net assets
Accumulation units	$—	$490	$13,396	$12,817	$105,572
Contracts in payout (annuitization)	400	—	—	—	—
Total net assets	$400	$490	$13,396	$12,817	$105,572

Total number of mutual fund shares	23,132	23,341	642,171	450,813	7,019,426

Cost of mutual fund shares	$334	$446	$12,140	$11,378	$103,959

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$45,782	$169,597	$401	$16,169	$132,120
Total assets	45,782	169,597	401	16,169	132,120
Net assets	$45,782	$169,597	$401	$16,169	$132,120

Net assets
Accumulation units	$45,782	$166,743	$401	$16,169	$132,120
Contracts in payout (annuitization)	—	2,854	—	—	—
Total net assets	$45,782	$169,597	$401	$16,169	$132,120

Total number of mutual fund shares	3,070,539	7,667,123	18,539	1,535,495	10,706,626

Cost of mutual fund shares	$43,952	$140,211	$342	$16,480	$148,181

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select
Assets
Investments in mutual funds
at fair value	$1,066	$56,707	$99	$41,297	$61,099
Total assets	1,066	56,707	99	41,297	61,099
Net assets	$1,066	$56,707	$99	$41,297	$61,099

Net assets
Accumulation units	$1,066	$56,707	$99	$41,297	$61,099
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,066	$56,707	$99	$41,297	$61,099

Total number of mutual fund shares	90,973	2,210,793	4,083	1,746,931	3,198,882

Cost of mutual fund shares	$1,183	$55,478	$102	$52,133	$76,731

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A	Wells Fargo Small Company Growth Fund - Administrator Class
Assets
Investments in mutual funds
at fair value	$68,640	$2,724	$152,821	$153	$216
Total assets	68,640	2,724	152,821	153	216
Net assets	$68,640	$2,724	$152,821	$153	$216

Net assets
Accumulation units	$68,640	$2,724	$152,821	$153	$216
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$68,640	$2,724	$152,821	$153	$216

Total number of mutual fund shares	2,587,251	67,017	3,749,293	7,308	5,003

Cost of mutual fund shares	$80,811	$2,680	$122,155	$172	$213
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2016
(Dollars in thousands)

Wells Fargo Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$124,195
Total assets	124,195
Net assets	$124,195

Net assets
Accumulation units	$124,195
Contracts in payout (annuitization)	—
Total net assets	$124,195

Total number of mutual fund shares	3,754,397

Cost of mutual fund shares	$85,625

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	AB Growth and Income Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$3	$5	$118	$3	$11
Expenses:
Mortality and expense risks and other charges	1	7	—	1	36
Total expenses	1	7	—	1	36
Net investment income (loss)	2	(2)	118	2	(25)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	27	(26)	(1)	5
Capital gains distributions	9	32	—	—	345
Total realized gain (loss) on investments
and capital gains distributions	15	59	(26)	(1)	350
Net unrealized appreciation
(depreciation) of investments	—	2	133	4	65
Net realized and unrealized gain (loss)
on investments	15	61	107	3	415
Net increase (decrease) in net assets
resulting from operations	$17	$59	$225	$5	$390

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$—	$8	$—	$—	$12
Expenses:
Mortality and expense risks and other charges	1	4	—	2	2
Total expenses	1	4	—	2	2
Net investment income (loss)	(1)	4	—	(2)	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	1	(1)	(17)	(3)
Capital gains distributions	6	—	—	4	—
Total realized gain (loss) on investments
and capital gains distributions	—	1	(1)	(13)	(3)
Net unrealized appreciation
(depreciation) of investments	7	(13)	3	(15)	14
Net realized and unrealized gain (loss)
on investments	7	(12)	2	(28)	11
Net increase (decrease) in net assets
resulting from operations	$6	$(8)	$2	$(30)	$21

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Net investment income (loss)
Investment income:
Dividends	$4	$1	$1	$—	$248
Expenses:
Mortality and expense risks and other charges	9	—	2	249	343
Total expenses	9	—	2	249	343
Net investment income (loss)	(5)	1	(1)	(249)	(95)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(87)	(1)	(28)	1,306	1,148
Capital gains distributions	6	—	5	2,159	2,221
Total realized gain (loss) on investments
and capital gains distributions	(81)	(1)	(23)	3,465	3,369
Net unrealized appreciation
(depreciation) of investments	181	7	64	(2,957)	(360)
Net realized and unrealized gain (loss)
on investments	100	6	41	508	3,009
Net increase (decrease) in net assets
resulting from operations	$95	$7	$40	$259	$2,914

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$6	$—	$7
Expenses:
Mortality and expense risks and other charges	6	39	2	—	4
Total expenses	6	39	2	—	4
Net investment income (loss)	(6)	(39)	4	—	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(58)	72	1	6	(72)
Capital gains distributions	4	143	10	—	12
Total realized gain (loss) on investments
and capital gains distributions	(54)	215	11	6	(60)
Net unrealized appreciation
(depreciation) of investments	72	(136)	23	(4)	157
Net realized and unrealized gain (loss)
on investments	18	79	34	2	97
Net increase (decrease) in net assets
resulting from operations	$12	$40	$38	$2	$100

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$246	$924	$66	$1	$487
Expenses:
Mortality and expense risks and other charges	367	660	28	1	264
Total expenses	367	660	28	1	264
Net investment income (loss)	(121)	264	38	—	223

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,209	2,151	388	(1)	(807)
Capital gains distributions	4,266	1,810	109	5	32
Total realized gain (loss) on investments
and capital gains distributions	5,475	3,961	497	4	(775)
Net unrealized appreciation
(depreciation) of investments	(2,994)	1,005	(190)	32	1,465
Net realized and unrealized gain (loss)
on investments	2,481	4,966	307	36	690
Net increase (decrease) in net assets
resulting from operations	$2,360	$5,230	$345	$36	$913

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N
Net investment income (loss)
Investment income:
Dividends	$199	$18	$1,255	$83	$118
Expenses:
Mortality and expense risks and other charges	112	7	663	13	293
Total expenses	112	7	663	13	293
Net investment income (loss)	87	11	592	70	(175)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	684	23	2,503	32	(1,465)
Capital gains distributions	158	45	2,549	124	1,526
Total realized gain (loss) on investments
and capital gains distributions	842	68	5,052	156	61
Net unrealized appreciation
(depreciation) of investments	138	73	2,998	277	6,985
Net realized and unrealized gain (loss)
on investments	980	141	8,050	433	7,046
Net increase (decrease) in net assets
resulting from operations	$1,067	$152	$8,642	$503	$6,871

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$3	$31	$133	$24	$—
Expenses:
Mortality and expense risks and other charges	4	105	129	7	5
Total expenses	4	105	129	7	5
Net investment income (loss)	(1)	(74)	4	17	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	(702)	227	27	(24)
Capital gains distributions	34	646	—	82	28
Total realized gain (loss) on investments
and capital gains distributions	31	(56)	227	109	4
Net unrealized appreciation
(depreciation) of investments	20	1,479	(1,665)	65	(54)
Net realized and unrealized gain (loss)
on investments	51	1,423	(1,438)	174	(50)
Net increase (decrease) in net assets
resulting from operations	$50	$1,349	$(1,434)	$191	$(55)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Net investment income (loss)
Investment income:
Dividends	$—	$1	$64	$175	$906
Expenses:
Mortality and expense risks and other charges	134	1	151	100	524
Total expenses	134	1	151	100	524
Net investment income (loss)	(134)	—	(87)	75	382

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,212)	(1)	(598)	55	127
Capital gains distributions	297	5	721	—	1,378
Total realized gain (loss) on investments
and capital gains distributions	(915)	4	123	55	1,505
Net unrealized appreciation
(depreciation) of investments	234	15	2,520	44	1,345
Net realized and unrealized gain (loss)
on investments	(681)	19	2,643	99	2,850
Net increase (decrease) in net assets
resulting from operations	$(815)	$19	$2,556	$174	$3,232

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A	ColumbiaSM Acorn® Fund - Class Z
Net investment income (loss)
Investment income:
Dividends	$63	$17	$257	$—	$—
Expenses:
Mortality and expense risks and other charges	16	3	94	—	—
Total expenses	16	3	94	—	—
Net investment income (loss)	47	14	163	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	49	(253)	(12)	(3)
Capital gains distributions	—	21	873	17	—
Total realized gain (loss) on investments
and capital gains distributions	(3)	70	620	5	(3)
Net unrealized appreciation
(depreciation) of investments	(14)	(39)	(537)	—	3
Net realized and unrealized gain (loss)
on investments	(17)	31	83	5	—
Net increase (decrease) in net assets
resulting from operations	$30	$45	$246	$5	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Columbia Mid Cap Value Fund - Class A	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Delaware Diversified Income Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$62	$—	$—	$—	$138
Expenses:
Mortality and expense risks and other charges	67	—	2	—	37
Total expenses	67	—	2	—	37
Net investment income (loss)	(5)	—	(2)	—	101

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(450)	—	(21)	—	(24)
Capital gains distributions	591	—	12	—	—
Total realized gain (loss) on investments
and capital gains distributions	141	—	(9)	—	(24)
Net unrealized appreciation
(depreciation) of investments	877	—	54	1	38
Net realized and unrealized gain (loss)
on investments	1,018	—	45	1	14
Net increase (decrease) in net assets
resulting from operations	$1,013	$—	$43	$1	$115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class	Emerging Markets Core Equity Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$1	$13	$—	$7	$10
Expenses:
Mortality and expense risks and other charges	—	12	—	—	—
Total expenses	—	12	—	—	—
Net investment income (loss)	1	1	—	7	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(20)	(54)	(3)	2	1
Capital gains distributions	1,297	—	—	1	—
Total realized gain (loss) on investments
and capital gains distributions	1,277	(54)	(3)	3	1
Net unrealized appreciation
(depreciation) of investments	(1,452)	420	4	(15)	23
Net realized and unrealized gain (loss)
on investments	(175)	366	1	(12)	24
Net increase (decrease) in net assets
resulting from operations	$(174)	$367	$1	$(5)	$34

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R
Net investment income (loss)
Investment income:
Dividends	$65	$4	$5	$15	$1
Expenses:
Mortality and expense risks and other charges	—	2	3	8	—
Total expenses	—	2	3	8	—
Net investment income (loss)	65	2	2	7	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(31)	8	(9)	76	(16)
Capital gains distributions	271	3	14	67	—
Total realized gain (loss) on investments
and capital gains distributions	240	11	5	143	(16)
Net unrealized appreciation
(depreciation) of investments	1,326	12	36	(72)	19
Net realized and unrealized gain (loss)
on investments	1,566	23	41	71	3
Net increase (decrease) in net assets
resulting from operations	$1,631	$25	$43	$78	$4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$49	$3,378	$6	$5,794	$102
Expenses:
Mortality and expense risks and other charges	32	2,317	14	2,520	2,579
Total expenses	32	2,317	14	2,520	2,579
Net investment income (loss)	17	1,061	(8)	3,274	(2,477)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	223	(4,812)	2	(9,715)	17,369
Capital gains distributions	—	—	65	16,384	26,373
Total realized gain (loss) on investments
and capital gains distributions	223	(4,812)	67	6,669	43,742
Net unrealized appreciation
(depreciation) of investments	(250)	3,219	11	29,724	(42,225)
Net realized and unrealized gain (loss)
on investments	(27)	(1,593)	78	36,393	1,517
Net increase (decrease) in net assets
resulting from operations	$(10)	$(532)	$70	$39,667	$(960)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$577	$385	$9,465	$2,793	$—
Expenses:
Mortality and expense risks and other charges	119	260	10,975	2,135	—
Total expenses	119	260	10,975	2,135	—
Net investment income (loss)	458	125	(1,510)	658	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(158)	1,357	(370)	4,239	—
Capital gains distributions	—	46	95,062	185	—
Total realized gain (loss) on investments
and capital gains distributions	(158)	1,403	94,692	4,424	—
Net unrealized appreciation
(depreciation) of investments	1,056	(3,270)	(13,762)	13,898	1
Net realized and unrealized gain (loss)
on investments	898	(1,867)	80,930	18,322	1
Net increase (decrease) in net assets
resulting from operations	$1,356	$(1,742)	$79,420	$18,980	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$292	$29	$3	$—	$—
Expenses:
Mortality and expense risks and other charges	228	10	2	—	2
Total expenses	228	10	2	—	2
Net investment income (loss)	64	19	1	—	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	85	14	(35)	4	(20)
Capital gains distributions	881	71	7	—	16
Total realized gain (loss) on investments
and capital gains distributions	966	85	(28)	4	(4)
Net unrealized appreciation
(depreciation) of investments	(657)	88	(22)	5	17
Net realized and unrealized gain (loss)
on investments	309	173	(50)	9	13
Net increase (decrease) in net assets
resulting from operations	$373	$192	$(49)	$9	$11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Net investment income (loss)
Investment income:
Dividends	$897	$—	$29	$2,045	$—
Expenses:
Mortality and expense risks and other charges	1,022	—	77	3,378	—
Total expenses	1,022	—	77	3,378	—
Net investment income (loss)	(125)	—	(48)	(1,333)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,408	—	1,067	5,311	—
Capital gains distributions	16,486	—	701	21,055	—
Total realized gain (loss) on investments
and capital gains distributions	20,894	—	1,768	26,366	—
Net unrealized appreciation
(depreciation) of investments	8,132	—	(895)	563	—
Net realized and unrealized gain (loss)
on investments	29,026	—	873	26,929	—
Net increase (decrease) in net assets
resulting from operations	$28,901	$—	$825	$25,596	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Aspen Series Balanced Portfolio - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$—	$2	$41	$—	$3
Expenses:
Mortality and expense risks and other charges	—	—	9	25	1
Total expenses	—	—	9	25	1
Net investment income (loss)	—	2	32	(25)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	72	(210)	1
Capital gains distributions	—	—	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	—	—	72	(210)	3
Net unrealized appreciation
(depreciation) of investments	1	—	16	342	—
Net realized and unrealized gain (loss)
on investments	1	—	88	132	3
Net increase (decrease) in net assets
resulting from operations	$1	$2	$120	$107	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Select Class
Net investment income (loss)
Investment income:
Dividends	$2	$—	$1	$—	$10
Expenses:
Mortality and expense risks and other charges	3	—	1	1	5
Total expenses	3	—	1	1	5
Net investment income (loss)	(1)	—	—	(1)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	29	(1)	4	9	—
Capital gains distributions	16	—	—	3	4
Total realized gain (loss) on investments
and capital gains distributions	45	(1)	4	12	4
Net unrealized appreciation
(depreciation) of investments	(21)	2	(4)	(13)	63
Net realized and unrealized gain (loss)
on investments	24	1	—	(1)	67
Net increase (decrease) in net assets
resulting from operations	$23	$1	$—	$(2)	$72
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	JPMorgan Government Bond Fund - Select Class	Lazard Emerging Markets Equity Portfolio - Open Shares	Lazard International Equity Portfolio - Open Shares	Lazard US Mid Cap Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$27	$—	$1	$—	$2
Expenses:
Mortality and expense risks and other charges	10	—	1	25	4
Total expenses	10	—	1	25	4
Net investment income (loss)	17	—	—	(25)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11)	—	—	243	(2)
Capital gains distributions	3	—	—	—	17
Total realized gain (loss) on investments
and capital gains distributions	(8)	—	—	243	15
Net unrealized appreciation
(depreciation) of investments	(5)	—	(8)	(378)	8
Net realized and unrealized gain (loss)
on investments	(13)	—	(8)	(135)	23
Net increase (decrease) in net assets
resulting from operations	$4	$—	$(8)	$(160)	$21

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	LKCM Aquinas Catholic Equity Fund	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$1	$—	$21	$24	$—
Expenses:
Mortality and expense risks and other charges	2	2	123	14	—
Total expenses	2	2	123	14	—
Net investment income (loss)	(1)	(2)	(102)	10	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(27)	254	(7)	(1)
Capital gains distributions	31	39	1,127	—	1
Total realized gain (loss) on investments
and capital gains distributions	31	12	1,381	(7)	—
Net unrealized appreciation
(depreciation) of investments	(17)	7	1,749	(5)	2
Net realized and unrealized gain (loss)
on investments	14	19	3,130	(12)	2
Net increase (decrease) in net assets
resulting from operations	$13	$17	$3,028	$(2)	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$1	$32	$5	$—
Expenses:
Mortality and expense risks and other charges	2	—	8	7	9
Total expenses	2	—	8	7	9
Net investment income (loss)	(2)	1	24	(2)	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(35)	—	(1)	66	(80)
Capital gains distributions	—	—	—	—	154
Total realized gain (loss) on investments
and capital gains distributions	(35)	—	(1)	66	74
Net unrealized appreciation
(depreciation) of investments	21	1	(21)	68	141
Net realized and unrealized gain (loss)
on investments	(14)	1	(22)	134	215
Net increase (decrease) in net assets
resulting from operations	$(16)	$2	$2	$132	$206

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$3	$460	$—	$1	$135
Expenses:
Mortality and expense risks and other charges	2	855	—	1	—
Total expenses	2	855	—	1	—
Net investment income (loss)	1	(395)	—	—	135

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(45)	2,044	—	(2)	3
Capital gains distributions	7	5,230	—	5	141
Total realized gain (loss) on investments
and capital gains distributions	(38)	7,274	—	3	144
Net unrealized appreciation
(depreciation) of investments	60	6,246	—	3	(233)
Net realized and unrealized gain (loss)
on investments	22	13,520	—	6	(89)
Net increase (decrease) in net assets
resulting from operations	$23	$13,125	$—	$6	$46

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$276	$—	$4	$—	$11
Expenses:
Mortality and expense risks and other charges	154	1	2	5	—
Total expenses	154	1	2	5	—
Net investment income (loss)	122	(1)	2	(5)	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	44	—	—	(6)	(9)
Capital gains distributions	252	1	—	35	49
Total realized gain (loss) on investments
and capital gains distributions	296	1	—	29	40
Net unrealized appreciation
(depreciation) of investments	(253)	3	1	69	49
Net realized and unrealized gain (loss)
on investments	43	4	1	98	89
Net increase (decrease) in net assets
resulting from operations	$165	$3	$3	$93	$100

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$134	$8	$1,072	$3	$64
Expenses:
Mortality and expense risks and other charges	114	8	1,075	1	19
Total expenses	114	8	1,075	1	19
Net investment income (loss)	20	—	(3)	2	45

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	190	125	2,704	(3)	(30)
Capital gains distributions	780	51	4,108	—	84
Total realized gain (loss) on investments
and capital gains distributions	970	176	6,812	(3)	54
Net unrealized appreciation
(depreciation) of investments	18	(197)	(5,378)	8	(70)
Net realized and unrealized gain (loss)
on investments	988	(21)	1,434	5	(16)
Net increase (decrease) in net assets
resulting from operations	$1,008	$(21)	$1,431	$7	$29

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Nuveen U.S. Infrastructure Bond Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$25	$—	$445	$183	$3
Expenses:
Mortality and expense risks and other charges	7	1	2,039	153	—
Total expenses	7	1	2,039	153	—
Net investment income (loss)	18	(1)	(1,594)	30	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	1	9,950	(137)	(5)
Capital gains distributions	24	3	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	11	4	9,950	(137)	(5)
Net unrealized appreciation
(depreciation) of investments	47	(6)	2,665	2,331	11
Net realized and unrealized gain (loss)
on investments	58	(2)	12,615	2,194	6
Net increase (decrease) in net assets
resulting from operations	$76	$(3)	$11,021	$2,224	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y	Oppenheimer Main Street Fund® - Class A	Oppenheimer Discovery Mid Cap Growth Fund/VA
Net investment income (loss)
Investment income:
Dividends	$4	$3	$2	$1	$—
Expenses:
Mortality and expense risks and other charges	1	2	3	1	—
Total expenses	1	2	3	1	—
Net investment income (loss)	3	1	(1)	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	4	1	—
Capital gains distributions	—	—	—	2	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	4	3	1
Net unrealized appreciation
(depreciation) of investments	(5)	(6)	(2)	3	(1)
Net realized and unrealized gain (loss)
on investments	(5)	(6)	2	6	—
Net increase (decrease) in net assets
resulting from operations	$(2)	$(5)	$1	$6	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Core Equity FundSM - Investor Shares
Net investment income (loss)
Investment income:
Dividends	$2	$4	$1	$132	$244
Expenses:
Mortality and expense risks and other charges	2	1	1	220	190
Total expenses	2	1	1	220	190
Net investment income (loss)	—	3	—	(88)	54

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(1)	2	328	88
Capital gains distributions	14	—	8	976	681
Total realized gain (loss) on investments
and capital gains distributions	16	(1)	10	1,304	769
Net unrealized appreciation
(depreciation) of investments	(18)	2	(3)	2,862	1,289
Net realized and unrealized gain (loss)
on investments	(2)	1	7	4,166	2,058
Net increase (decrease) in net assets
resulting from operations	$(2)	$4	$7	$4,078	$2,112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Pax Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$499	$10	$2,269	$258	$72
Expenses:
Mortality and expense risks and other charges	407	12	817	102	12
Total expenses	407	12	817	102	12
Net investment income (loss)	92	(2)	1,452	156	60

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	749	(25)	(2,002)	66	(136)
Capital gains distributions	661	—	—	1,400	—
Total realized gain (loss) on investments
and capital gains distributions	1,410	(25)	(2,002)	1,466	(136)
Net unrealized appreciation
(depreciation) of investments	288	129	4,863	499	252
Net realized and unrealized gain (loss)
on investments	1,698	104	2,861	1,965	116
Net increase (decrease) in net assets
resulting from operations	$1,790	$102	$4,313	$2,121	$176

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Pioneer Strategic Income Fund - Class A	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$34	$42	$2	$919	$—
Expenses:
Mortality and expense risks and other charges	6	70	1	173	—
Total expenses	6	70	1	173	—
Net investment income (loss)	28	(28)	1	746	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(37)	(2,139)	6	(562)	—
Capital gains distributions	—	—	4	—	—
Total realized gain (loss) on investments
and capital gains distributions	(37)	(2,139)	10	(562)	—
Net unrealized appreciation
(depreciation) of investments	76	2,546	2	2,101	—
Net realized and unrealized gain (loss)
on investments	39	407	12	1,539	—
Net increase (decrease) in net assets
resulting from operations	$67	$379	$13	$2,285	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R4	Royce Total Return Fund - K Class	Ave Maria Rising Dividend Fund
Net investment income (loss)
Investment income:
Dividends	$1	$144	$2	$—	$41
Expenses:
Mortality and expense risks and other charges	1	80	—	—	18
Total expenses	1	80	—	—	18
Net investment income (loss)	—	64	2	—	23

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	323	3	—	2
Capital gains distributions	4	171	2	—	210
Total realized gain (loss) on investments
and capital gains distributions	3	494	5	—	212
Net unrealized appreciation
(depreciation) of investments	3	686	8	—	(30)
Net realized and unrealized gain (loss)
on investments	6	1,180	13	—	182
Net increase (decrease) in net assets
resulting from operations	$6	$1,244	$15	$—	$205

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N
Net investment income (loss)
Investment income:
Dividends	$56	$30	$5	$4	$117
Expenses:
Mortality and expense risks and other charges	143	—	5	3	52
Total expenses	143	—	5	3	52
Net investment income (loss)	(87)	30	—	1	65

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	321	(79)	13	1	(9)
Capital gains distributions	—	174	68	4	91
Total realized gain (loss) on investments
and capital gains distributions	321	95	81	5	82
Net unrealized appreciation
(depreciation) of investments	413	551	140	19	(204)
Net realized and unrealized gain (loss)
on investments	734	646	221	24	(122)
Net increase (decrease) in net assets
resulting from operations	$647	$676	$221	$25	$(57)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4
Net investment income (loss)
Investment income:
Dividends	$9	$777	$3,249	$—	$—
Expenses:
Mortality and expense risks and other charges	3	126	1,216	—	—
Total expenses	3	126	1,216	—	—
Net investment income (loss)	6	651	2,033	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(25)	(1,270)	(4,026)	—	(10)
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(25)	(1,270)	(4,026)	—	(10)
Net unrealized appreciation
(depreciation) of investments	68	2,131	8,137	1	6
Net realized and unrealized gain (loss)
on investments	43	861	4,111	1	(4)
Net increase (decrease) in net assets
resulting from operations	$49	$1,512	$6,144	$1	$(4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio
Net investment income (loss)
Investment income:
Dividends	$118	$570	$3	$6	$—
Expenses:
Mortality and expense risks and other charges	—	141	1	2	—
Total expenses	—	141	1	2	—
Net investment income (loss)	118	429	2	4	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16)	(420)	3	17	—
Capital gains distributions	12	—	7	14	2
Total realized gain (loss) on investments
and capital gains distributions	(4)	(420)	10	31	2
Net unrealized appreciation
(depreciation) of investments	513	1,805	1	(10)	2
Net realized and unrealized gain (loss)
on investments	509	1,385	11	21	4
Net increase (decrease) in net assets
resulting from operations	$627	$1,814	$13	$25	$4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$4	$—	$4,535	$2
Expenses:
Mortality and expense risks and other charges	1	6	—	2,692	1
Total expenses	1	6	—	2,692	1
Net investment income (loss)	(1)	(2)	—	1,843	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	8	1	886	(2)
Capital gains distributions	—	16	2	—	—
Total realized gain (loss) on investments
and capital gains distributions	(2)	24	3	886	(2)
Net unrealized appreciation
(depreciation) of investments	16	68	6	13,463	10
Net realized and unrealized gain (loss)
on investments	14	92	9	14,349	8
Net increase (decrease) in net assets
resulting from operations	$13	$90	$9	$16,192	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Real Estate Fund - Class A	Voya Large-Cap Growth Fund - Class A	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$32	$—	$1	$94	$31
Expenses:
Mortality and expense risks and other charges	6	1	—	27	8
Total expenses	6	1	—	27	8
Net investment income (loss)	26	(1)	1	67	23

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	113	—	—	(57)	4
Capital gains distributions	45	8	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	158	8	—	(57)	4
Net unrealized appreciation
(depreciation) of investments	(163)	(3)	—	19	12
Net realized and unrealized gain (loss)
on investments	(5)	5	—	(38)	16
Net increase (decrease) in net assets
resulting from operations	$21	$4	$1	$29	$39

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$11,007	$58	$132	$3	$2,012
Expenses:
Mortality and expense risks and other charges	4,264	10	34	—	191
Total expenses	4,264	10	34	—	191
Net investment income (loss)	6,743	48	98	3	1,821

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,639	5	(105)	—	(451)
Capital gains distributions	3,882	22	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	5,521	27	(105)	—	(451)
Net unrealized appreciation
(depreciation) of investments	4,001	27	210	4	2,427
Net realized and unrealized gain (loss)
on investments	9,522	54	105	4	1,976
Net increase (decrease) in net assets
resulting from operations	$16,265	$102	$203	$7	$3,797
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$1,353	$—	$2,412	$18	$—
Expenses:
Mortality and expense risks and other charges	201	—	3,882	26	—
Total expenses	201	—	3,882	26	—
Net investment income (loss)	1,152	—	(1,470)	(8)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(333)	12	10,506	(40)	—
Capital gains distributions	—	16	55,599	780	1
Total realized gain (loss) on investments
and capital gains distributions	(333)	28	66,105	740	1
Net unrealized appreciation
(depreciation) of investments	1,724	(27)	(52,031)	(545)	1
Net realized and unrealized gain (loss)
on investments	1,391	1	14,074	195	2
Net increase (decrease) in net assets
resulting from operations	$2,543	$1	$12,604	$187	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$7,650	$36	$—	$293	$7
Expenses:
Mortality and expense risks and other charges	2,990	10	—	121	4
Total expenses	2,990	10	—	121	4
Net investment income (loss)	4,660	26	—	172	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10,772	(40)	—	682	13
Capital gains distributions	9,625	54	—	505	14
Total realized gain (loss) on investments
and capital gains distributions	20,397	14	—	1,187	27
Net unrealized appreciation
(depreciation) of investments	12,898	172	—	(357)	(4)
Net realized and unrealized gain (loss)
on investments	33,295	186	—	830	23
Net increase (decrease) in net assets
resulting from operations	$37,955	$212	$—	$1,002	$26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$386	$—	$—	$1,218	$1
Expenses:
Mortality and expense risks and other charges	90	—	—	739	—
Total expenses	90	—	—	739	—
Net investment income (loss)	296	—	—	479	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(75)	(2)	—	2,972	—
Capital gains distributions	995	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	920	(2)	—	2,972	—
Net unrealized appreciation
(depreciation) of investments	746	3	(3)	(3,438)	(1)
Net realized and unrealized gain (loss)
on investments	1,666	1	(3)	(466)	(1)
Net increase (decrease) in net assets
resulting from operations	$1,962	$1	$(3)	$13	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$41	$981	$238	$273	$—
Expenses:
Mortality and expense risks and other charges	22	562	137	439	—
Total expenses	22	562	137	439	—
Net investment income (loss)	19	419	101	(166)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	119	3,447	34	522	(5)
Capital gains distributions	—	—	2,591	4,091	3
Total realized gain (loss) on investments
and capital gains distributions	119	3,447	2,625	4,613	(2)
Net unrealized appreciation
(depreciation) of investments	(60)	(2,083)	656	521	4
Net realized and unrealized gain (loss)
on investments	59	1,364	3,281	5,134	2
Net increase (decrease) in net assets
resulting from operations	$78	$1,783	$3,382	$4,968	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$567	$572	$2	$271	$203
Expenses:
Mortality and expense risks and other charges	99	227	1	192	176
Total expenses	99	227	1	192	176
Net investment income (loss)	468	345	1	79	27

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	113	643	(10)	(755)	(1,309)
Capital gains distributions	2,392	2,714	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	2,505	3,357	(10)	(755)	(1,309)
Net unrealized appreciation
(depreciation) of investments	1,224	727	36	2,714	3,015
Net realized and unrealized gain (loss)
on investments	3,729	4,084	26	1,959	1,706
Net increase (decrease) in net assets
resulting from operations	$4,197	$4,429	$27	$2,038	$1,733

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$—	$259	$119	$1	$5
Expenses:
Mortality and expense risks and other charges	—	145	224	—	2
Total expenses	—	145	224	—	2
Net investment income (loss)	—	114	(105)	1	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	474	465	—	4
Capital gains distributions	2	2,853	2,044	4	46
Total realized gain (loss) on investments
and capital gains distributions	1	3,327	2,509	4	50
Net unrealized appreciation
(depreciation) of investments	3	3,260	2,191	(4)	(23)
Net realized and unrealized gain (loss)
on investments	4	6,587	4,700	—	27
Net increase (decrease) in net assets
resulting from operations	$4	$6,701	$4,595	$1	$30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$4,129	$9,279	$24	$2,148	$1
Expenses:
Mortality and expense risks and other charges	1,093	6,173	4	719	—
Total expenses	1,093	6,173	4	719	—
Net investment income (loss)	3,036	3,106	20	1,429	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	577	7,892	47	4,490	1
Capital gains distributions	21,388	58,523	135	9,446	—
Total realized gain (loss) on investments
and capital gains distributions	21,965	66,415	182	13,936	1
Net unrealized appreciation
(depreciation) of investments	(6,679)	(24,469)	7	405	(1)
Net realized and unrealized gain (loss)
on investments	15,286	41,946	189	14,341	—
Net increase (decrease) in net assets
resulting from operations	$18,322	$45,052	$209	$15,770	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$103	$29	$173	$190	$6
Expenses:
Mortality and expense risks and other charges	71	6	47	1,624	1
Total expenses	71	6	47	1,624	1
Net investment income (loss)	32	23	126	(1,434)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	190	(10)	(88)	—	4
Capital gains distributions	—	218	1,430	217	—
Total realized gain (loss) on investments
and capital gains distributions	190	208	1,342	217	4
Net unrealized appreciation
(depreciation) of investments	(162)	(162)	(1,058)	—	(9)
Net realized and unrealized gain (loss)
on investments	28	46	284	217	(5)
Net increase (decrease) in net assets
resulting from operations	$60	$69	$410	$(1,217)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$2	$—	$4	$1,374	$12
Expenses:
Mortality and expense risks and other charges	2	—	1	745	4
Total expenses	2	—	1	745	4
Net investment income (loss)	—	—	3	629	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	1	(5)	(666)	(24)
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	6	1	(5)	(666)	(24)
Net unrealized appreciation
(depreciation) of investments	(11)	(1)	20	4,236	64
Net realized and unrealized gain (loss)
on investments	(5)	—	15	3,570	40
Net increase (decrease) in net assets
resulting from operations	$(5)	$—	$18	$4,199	$48

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$179	$51	$83	$190	$78
Expenses:
Mortality and expense risks and other charges	71	20	22	88	30
Total expenses	71	20	22	88	30
Net investment income (loss)	108	31	61	102	48

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(55)	(146)	(18)	(45)	(162)
Capital gains distributions	503	166	286	702	336
Total realized gain (loss) on investments
and capital gains distributions	448	20	268	657	174
Net unrealized appreciation
(depreciation) of investments	(133)	74	(92)	(182)	49
Net realized and unrealized gain (loss)
on investments	315	94	176	475	223
Net increase (decrease) in net assets
resulting from operations	$423	$125	$237	$577	$271

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$48	$169	$28	$41	$32
Expenses:
Mortality and expense risks and other charges	14	86	13	13	17
Total expenses	14	86	13	13	17
Net investment income (loss)	34	83	15	28	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17	(47)	(74)	8	(23)
Capital gains distributions	217	693	137	207	122
Total realized gain (loss) on investments
and capital gains distributions	234	646	63	215	99
Net unrealized appreciation
(depreciation) of investments	(100)	(122)	44	(66)	26
Net realized and unrealized gain (loss)
on investments	134	524	107	149	125
Net increase (decrease) in net assets
resulting from operations	$168	$607	$122	$177	$140

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$13	$10	$64	$23	$22
Expenses:
Mortality and expense risks and other charges	8	2	39	9	10
Total expenses	8	2	39	9	10
Net investment income (loss)	5	8	25	14	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(40)	(3)	(2)	(12)	1
Capital gains distributions	59	48	49	20	20
Total realized gain (loss) on investments
and capital gains distributions	19	45	47	8	21
Net unrealized appreciation
(depreciation) of investments	37	—	60	35	23
Net realized and unrealized gain (loss)
on investments	56	45	107	43	44
Net increase (decrease) in net assets
resulting from operations	$61	$53	$132	$57	$56

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$8	$58	$2,780	$250	$7
Expenses:
Mortality and expense risks and other charges	2	16	1,128	81	1
Total expenses	2	16	1,128	81	1
Net investment income (loss)	6	42	1,652	169	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(174)	2,444	(32)	1
Capital gains distributions	35	192	10,464	1,025	32
Total realized gain (loss) on investments
and capital gains distributions	36	18	12,908	993	33
Net unrealized appreciation
(depreciation) of investments	(21)	58	(8,007)	(558)	(20)
Net realized and unrealized gain (loss)
on investments	15	76	4,901	435	13
Net increase (decrease) in net assets
resulting from operations	$21	$118	$6,553	$604	$19

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$70	$2,773	$258	$—	$41
Expenses:
Mortality and expense risks and other charges	23	1,073	85	—	13
Total expenses	23	1,073	85	—	13
Net investment income (loss)	47	1,700	173	—	28

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(158)	2,076	(92)	—	(120)
Capital gains distributions	250	11,242	1,126	3	186
Total realized gain (loss) on investments
and capital gains distributions	92	13,318	1,034	3	66
Net unrealized appreciation
(depreciation) of investments	46	(7,929)	(534)	(1)	28
Net realized and unrealized gain (loss)
on investments	138	5,389	500	2	94
Net increase (decrease) in net assets
resulting from operations	$185	$7,089	$673	$2	$122

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$1,617	$116	$13	$225	$17
Expenses:
Mortality and expense risks and other charges	778	49	7	124	8
Total expenses	778	49	7	124	8
Net investment income (loss)	839	67	6	101	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	935	(80)	(95)	(38)	(74)
Capital gains distributions	8,735	693	52	1,062	88
Total realized gain (loss) on investments
and capital gains distributions	9,670	613	(43)	1,024	14
Net unrealized appreciation
(depreciation) of investments	(5,051)	(265)	67	(153)	51
Net realized and unrealized gain (loss)
on investments	4,619	348	24	871	65
Net increase (decrease) in net assets
resulting from operations	$5,458	$415	$30	$972	$74

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$111	$10	$81	$736	$65
Expenses:
Mortality and expense risks and other charges	47	3	30	548	39
Total expenses	47	3	30	548	39
Net investment income (loss)	64	7	51	188	26

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	1	(54)	(262)	(9)
Capital gains distributions	321	12	73	752	73
Total realized gain (loss) on investments
and capital gains distributions	317	13	19	490	64
Net unrealized appreciation
(depreciation) of investments	(126)	19	194	1,780	135
Net realized and unrealized gain (loss)
on investments	191	32	213	2,270	199
Net increase (decrease) in net assets
resulting from operations	$255	$39	$264	$2,458	$225

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$158	$1	$401	$745	$—
Expenses:
Mortality and expense risks and other charges	61	—	111	418	1
Total expenses	61	—	111	418	1
Net investment income (loss)	97	1	290	327	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(50)	(10)	(45)	48	10
Capital gains distributions	377	8	2,145	4,777	36
Total realized gain (loss) on investments
and capital gains distributions	327	(2)	2,100	4,825	46
Net unrealized appreciation
(depreciation) of investments	(123)	18	3,186	6,770	(32)
Net realized and unrealized gain (loss)
on investments	204	16	5,286	11,595	14
Net increase (decrease) in net assets
resulting from operations	$301	$17	$5,576	$11,922	$13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Fidelity® VIP Mid Cap Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$473	$—	$17	$—
Expenses:
Mortality and expense risks and other charges	1,149	135	1	57	9
Total expenses	1,149	135	1	57	9
Net investment income (loss)	(1,149)	338	(1)	(40)	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12,605	728	43	450	(104)
Capital gains distributions	14,623	1,237	7	268	599
Total realized gain (loss) on investments
and capital gains distributions	27,228	1,965	50	718	495
Net unrealized appreciation
(depreciation) of investments	(20,499)	(1,316)	(18)	662	(304)
Net realized and unrealized gain (loss)
on investments	6,729	649	32	1,380	191
Net increase (decrease) in net assets
resulting from operations	$5,580	$987	$31	$1,340	$182
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$9	$1,497	$24	$6,293	$29
Expenses:
Mortality and expense risks and other charges	1	586	5	2,967	10
Total expenses	1	586	5	2,967	10
Net investment income (loss)	8	911	19	3,326	19

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	46	2,832	42	5,591	(13)
Capital gains distributions	—	—	66	13,161	65
Total realized gain (loss) on investments
and capital gains distributions	46	2,832	108	18,752	52
Net unrealized appreciation
(depreciation) of investments	8	5,450	76	18,830	136
Net realized and unrealized gain (loss)
on investments	54	8,282	184	37,582	188
Net increase (decrease) in net assets
resulting from operations	$62	$9,193	$203	$40,908	$207

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$1	$74	$435	$3	$6,336
Expenses:
Mortality and expense risks and other charges	1	65	601	2	5,128
Total expenses	1	65	601	2	5,128
Net investment income (loss)	—	9	(166)	1	1,208

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19	9	3,464	35	14,235
Capital gains distributions	31	714	5,957	34	35,506
Total realized gain (loss) on investments
and capital gains distributions	50	723	9,421	69	49,741
Net unrealized appreciation
(depreciation) of investments	(7)	270	(1,061)	(80)	(56,974)
Net realized and unrealized gain (loss)
on investments	43	993	8,360	(11)	(7,233)
Net increase (decrease) in net assets
resulting from operations	$43	$1,002	$8,194	$(10)	$(6,025)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$10	$1,679	$37	$—	$1,205
Expenses:
Mortality and expense risks and other charges	11	273	4	1	3,931
Total expenses	11	273	4	1	3,931
Net investment income (loss)	(1)	1,406	33	(1)	(2,726)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	43	(570)	—	24	10,634
Capital gains distributions	78	—	—	40	46,542
Total realized gain (loss) on investments
and capital gains distributions	121	(570)	—	64	57,176
Net unrealized appreciation
(depreciation) of investments	(134)	3,165	59	(44)	(30,833)
Net realized and unrealized gain (loss)
on investments	(13)	2,595	59	20	26,343
Net increase (decrease) in net assets
resulting from operations	$(14)	$4,001	$92	$19	$23,617

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$1	$—	$—	$—	$7
Expenses:
Mortality and expense risks and other charges	7	5	3,190	22	1
Total expenses	7	5	3,190	22	1
Net investment income (loss)	(6)	(5)	(3,190)	(22)	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19	236	17,681	255	(10)
Capital gains distributions	125	195	42,190	443	—
Total realized gain (loss) on investments
and capital gains distributions	144	431	59,871	698	(10)
Net unrealized appreciation
(depreciation) of investments	(78)	(416)	(54,813)	(687)	3
Net realized and unrealized gain (loss)
on investments	66	15	5,058	11	(7)
Net increase (decrease) in net assets
resulting from operations	$60	$10	$1,868	$(11)	$(1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$2,854	$8	$62	$957	$1,853
Expenses:
Mortality and expense risks and other charges	805	1	24	308	666
Total expenses	805	1	24	308	666
Net investment income (loss)	2,049	7	38	649	1,187

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,134)	8	1	1,038	38
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(2,134)	8	1	1,038	38
Net unrealized appreciation
(depreciation) of investments	605	(14)	289	(245)	2,774
Net realized and unrealized gain (loss)
on investments	(1,529)	(6)	290	793	2,812
Net increase (decrease) in net assets
resulting from operations	$520	$1	$328	$1,442	$3,999

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global Equity Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,679	$20	$23,241	$6	$2,574
Expenses:
Mortality and expense risks and other charges	588	5	12,787	3	756
Total expenses	588	5	12,787	3	756
Net investment income (loss)	1,091	15	10,454	3	1,818

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,064	42	24,443	1	(1,220)
Capital gains distributions	—	108	94,107	26	—
Total realized gain (loss) on investments
and capital gains distributions	2,064	150	118,550	27	(1,220)
Net unrealized appreciation
(depreciation) of investments	289	(55)	(33,272)	(4)	3,735
Net realized and unrealized gain (loss)
on investments	2,353	95	85,278	23	2,515
Net increase (decrease) in net assets
resulting from operations	$3,444	$110	$95,732	$26	$4,333

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Global Equity Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$293	$5,456	$4	$3,415	$3
Expenses:
Mortality and expense risks and other charges	133	3,206	1	3,009	1
Total expenses	133	3,206	1	3,009	1
Net investment income (loss)	160	2,250	3	406	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(156)	11,232	13	2,697	36
Capital gains distributions	—	—	—	31,791	33
Total realized gain (loss) on investments
and capital gains distributions	(156)	11,232	13	34,488	69
Net unrealized appreciation
(depreciation) of investments	486	14,930	10	18,699	(22)
Net realized and unrealized gain (loss)
on investments	330	26,162	23	53,187	47
Net increase (decrease) in net assets
resulting from operations	$490	$28,412	$26	$53,593	$49

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,211	$2	$906	$—	$410
Expenses:
Mortality and expense risks and other charges	1,346	1	277	—	338
Total expenses	1,346	1	277	—	338
Net investment income (loss)	(135)	1	629	—	72

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,420	40	375	—	1,491
Capital gains distributions	3,927	8	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	7,347	48	375	—	1,491
Net unrealized appreciation
(depreciation) of investments	26,629	12	(1,039)	—	424
Net realized and unrealized gain (loss)
on investments	33,976	60	(664)	—	1,915
Net increase (decrease) in net assets
resulting from operations	$33,841	$61	$(35)	$—	$1,987

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$13	$1,365	$6	$8	$149
Expenses:
Mortality and expense risks and other charges	4	605	4	6	105
Total expenses	4	605	4	6	105
Net investment income (loss)	9	760	2	2	44

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	91	1,880	24	23	377
Capital gains distributions	—	—	—	7	155
Total realized gain (loss) on investments
and capital gains distributions	91	1,880	24	30	532
Net unrealized appreciation
(depreciation) of investments	(31)	5,414	9	33	993
Net realized and unrealized gain (loss)
on investments	60	7,294	33	63	1,525
Net increase (decrease) in net assets
resulting from operations	$69	$8,054	$35	$65	$1,569

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$83	$1,151	$493	$657	$1
Expenses:
Mortality and expense risks and other charges	115	593	307	1,369	1
Total expenses	115	593	307	1,369	1
Net investment income (loss)	(32)	558	186	(712)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	798	632	357	26	2
Capital gains distributions	—	10,328	4,194	13,306	31
Total realized gain (loss) on investments
and capital gains distributions	798	10,960	4,551	13,332	33
Net unrealized appreciation
(depreciation) of investments	(74)	(482)	2,743	19,358	44
Net realized and unrealized gain (loss)
on investments	724	10,478	7,294	32,690	77
Net increase (decrease) in net assets
resulting from operations	$692	$11,036	$7,480	$31,978	$77

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$336	$—	$—	$—	$—
Expenses:
Mortality and expense risks and other charges	135	1,167	7	485	—
Total expenses	135	1,167	7	485	—
Net investment income (loss)	201	(1,167)	(7)	(485)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(84)	(201)	(16)	591	5
Capital gains distributions	23	14,167	133	4,502	11
Total realized gain (loss) on investments
and capital gains distributions	(61)	13,966	117	5,093	16
Net unrealized appreciation
(depreciation) of investments	21	(4,756)	(41)	1,640	(2)
Net realized and unrealized gain (loss)
on investments	(40)	9,210	76	6,733	14
Net increase (decrease) in net assets
resulting from operations	$161	$8,043	$69	$6,248	$14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Wanger International	Wanger Select	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4
Net investment income (loss)
Investment income:
Dividends	$509	$101	$—	$42	$2,669
Expenses:
Mortality and expense risks and other charges	337	522	457	14	1,404
Total expenses	337	522	457	14	1,404
Net investment income (loss)	172	(421)	(457)	28	1,265

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,012)	(1,918)	(1,635)	119	568
Capital gains distributions	3,574	18,470	17,194	116	6,550
Total realized gain (loss) on investments
and capital gains distributions	1,562	16,552	15,559	235	7,118
Net unrealized appreciation
(depreciation) of investments	(2,635)	(9,342)	(7,234)	31	8,003
Net realized and unrealized gain (loss)
on investments	(1,073)	7,210	8,325	266	15,121
Net increase (decrease) in net assets
resulting from operations	$(901)	$6,789	$7,868	$294	$16,386

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2016
(Dollars in thousands)

	Wells Fargo Small Cap Value Fund - Class A	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Special Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$665
Expenses:
Mortality and expense risks and other charges	1	1	1,211
Total expenses	1	1	1,211
Net investment income (loss)	(1)	(1)	(546)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14)	2	3,071
Capital gains distributions	16	—	2,096
Total realized gain (loss) on investments
and capital gains distributions	2	2	5,167
Net unrealized appreciation
(depreciation) of investments	34	3	22,683
Net realized and unrealized gain (loss)
on investments	36	5	27,850
Net increase (decrease) in net assets
resulting from operations	$35	$4	$27,304

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	AB Growth and Income Fund - Class A	AB VPS Growth and Income Portfolio - Class A	Aberdeen International Equity Fund - Institutional Class	Invesco Floating Rate Fund - Class R5
Net assets at January 1, 2015	$201	$443	$—	$32

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	11	2
Total realized gain (loss) on investments
and capital gains distributions	25	37	(8)	—
Net unrealized appreciation (depreciation)
of investments	(26)	(37)	(122)	(3)
Net increase (decrease) in net assets resulting from
operations	(1)	1	(119)	(1)
Changes from principal transactions:
Total unit transactions	(31)	40	2,171	16
Increase (decrease) in net assets derived from
principal transactions	(31)	40	2,171	16
Total increase (decrease) in net assets	(32)	41	2,052	15
Net assets at December 31, 2015	169	484	2,052	47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(2)	118	2
Total realized gain (loss) on investments
and capital gains distributions	15	59	(26)	(1)
Net unrealized appreciation (depreciation)
of investments	—	2	133	4
Net increase (decrease) in net assets resulting from
operations	17	59	225	5
Changes from principal transactions:
Total unit transactions	(8)	112	4,616	30
Increase (decrease) in net assets derived from
principal transactions	(8)	112	4,616	30
Total increase (decrease) in net assets	9	171	4,841	35
Net assets at December 31, 2016	$178	$655	$6,893	$82

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A
Net assets at January 1, 2015	$4,057	$90	$408	$51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(38)	(1)	3	—
Total realized gain (loss) on investments
and capital gains distributions	221	10	4	(3)
Net unrealized appreciation (depreciation)
of investments	(381)	(12)	(22)	(2)
Net increase (decrease) in net assets resulting from
operations	(198)	(3)	(15)	(5)
Changes from principal transactions:
Total unit transactions	(250)	(12)	60	(35)
Increase (decrease) in net assets derived from
principal transactions	(250)	(12)	60	(35)
Total increase (decrease) in net assets	(448)	(15)	45	(40)
Net assets at December 31, 2015	3,609	75	453	11

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	(1)	4	—
Total realized gain (loss) on investments
and capital gains distributions	350	—	1	(1)
Net unrealized appreciation (depreciation)
of investments	65	7	(13)	3
Net increase (decrease) in net assets resulting from
operations	390	6	(8)	2
Changes from principal transactions:
Total unit transactions	(208)	(9)	102	(1)
Increase (decrease) in net assets derived from
principal transactions	(208)	(9)	102	(1)
Total increase (decrease) in net assets	182	(3)	94	1
Net assets at December 31, 2016	$3,791	$72	$547	$12

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5
Net assets at January 1, 2015	$442	$35	$231	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	5	(7)	—
Total realized gain (loss) on investments
and capital gains distributions	83	(2)	45	—
Net unrealized appreciation (depreciation)
of investments	(85)	(11)	(135)	(2)
Net increase (decrease) in net assets resulting from
operations	(6)	(8)	(97)	(2)
Changes from principal transactions:
Total unit transactions	(178)	126	696	11
Increase (decrease) in net assets derived from
principal transactions	(178)	126	696	11
Total increase (decrease) in net assets	(184)	118	599	9
Net assets at December 31, 2015	258	153	830	9

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	10	(5)	1
Total realized gain (loss) on investments
and capital gains distributions	(13)	(3)	(81)	(1)
Net unrealized appreciation (depreciation)
of investments	(15)	14	181	7
Net increase (decrease) in net assets resulting from
operations	(30)	21	95	7
Changes from principal transactions:
Total unit transactions	(38)	95	(208)	24
Increase (decrease) in net assets derived from
principal transactions	(38)	95	(208)	24
Total increase (decrease) in net assets	(68)	116	(113)	31
Net assets at December 31, 2016	$190	$269	$717	$40

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Capital Appreciation Fund - Class A
Net assets at January 1, 2015	$423	$27,172	$39,632	$1,335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(277)	25	(7)
Total realized gain (loss) on investments
and capital gains distributions	41	1,355	5,500	263
Net unrealized appreciation (depreciation)
of investments	(72)	(57)	(7,990)	(166)
Net increase (decrease) in net assets resulting from
operations	(34)	1,021	(2,465)	90
Changes from principal transactions:
Total unit transactions	(84)	(2,060)	(3,845)	(200)
Increase (decrease) in net assets derived from
principal transactions	(84)	(2,060)	(3,845)	(200)
Total increase (decrease) in net assets	(118)	(1,039)	(6,310)	(110)
Net assets at December 31, 2015	305	26,133	33,322	1,225

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(249)	(95)	(6)
Total realized gain (loss) on investments
and capital gains distributions	(23)	3,465	3,369	(54)
Net unrealized appreciation (depreciation)
of investments	64	(2,957)	(360)	72
Net increase (decrease) in net assets resulting from
operations	40	259	2,914	12
Changes from principal transactions:
Total unit transactions	(27)	(2,876)	(3,033)	(756)
Increase (decrease) in net assets derived from
principal transactions	(27)	(2,876)	(3,033)	(756)
Total increase (decrease) in net assets	13	(2,617)	(119)	(744)
Net assets at December 31, 2016	$318	$23,516	$33,203	$481
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Alger Green Fund - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A
Net assets at January 1, 2015	$3,775	$261	$27	$548

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41)	4	1	5
Total realized gain (loss) on investments
and capital gains distributions	231	3	—	67
Net unrealized appreciation (depreciation)
of investments	(138)	(33)	(2)	(122)
Net increase (decrease) in net assets resulting from
operations	52	(26)	(1)	(50)
Changes from principal transactions:
Total unit transactions	(119)	12	—	37
Increase (decrease) in net assets derived from
principal transactions	(119)	12	—	37
Total increase (decrease) in net assets	(67)	(14)	(1)	(13)
Net assets at December 31, 2015	3,708	247	26	535

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(39)	4	—	3
Total realized gain (loss) on investments
and capital gains distributions	215	11	6	(60)
Net unrealized appreciation (depreciation)
of investments	(136)	23	(4)	157
Net increase (decrease) in net assets resulting from
operations	40	38	2	100
Changes from principal transactions:
Total unit transactions	(104)	8	(22)	(89)
Increase (decrease) in net assets derived from
principal transactions	(104)	8	(22)	(89)
Total increase (decrease) in net assets	(64)	46	(20)	11
Net assets at December 31, 2016	$3,644	$293	$6	$546

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class
Net assets at January 1, 2015	$42,462	$74,812	$7,317	$64

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(221)	304	47	—
Total realized gain (loss) on investments
and capital gains distributions	5,002	7,968	1,354	6
Net unrealized appreciation (depreciation)
of investments	(5,331)	(11,164)	(1,312)	(14)
Net increase (decrease) in net assets resulting from
operations	(550)	(2,892)	89	(8)
Changes from principal transactions:
Total unit transactions	(4,189)	(7,179)	(2,303)	62
Increase (decrease) in net assets derived from
principal transactions	(4,189)	(7,179)	(2,303)	62
Total increase (decrease) in net assets	(4,739)	(10,071)	(2,214)	54
Net assets at December 31, 2015	37,723	64,741	5,103	118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(121)	264	38	—
Total realized gain (loss) on investments
and capital gains distributions	5,475	3,961	497	4
Net unrealized appreciation (depreciation)
of investments	(2,994)	1,005	(190)	32
Net increase (decrease) in net assets resulting from
operations	2,360	5,230	345	36
Changes from principal transactions:
Total unit transactions	(2,533)	(2,023)	(1,089)	58
Increase (decrease) in net assets derived from
principal transactions	(2,533)	(2,023)	(1,089)	58
Total increase (decrease) in net assets	(173)	3,207	(744)	94
Net assets at December 31, 2016	$37,550	$67,948	$4,359	$212

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4
Net assets at January 1, 2015	$29,023	$10,906	$2,170	$67,392

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37)	73	8	403
Total realized gain (loss) on investments
and capital gains distributions	(767)	1,466	381	6,103
Net unrealized appreciation (depreciation)
of investments	(19)	(2,319)	(331)	(4,824)
Net increase (decrease) in net assets resulting from
operations	(823)	(780)	58	1,682
Changes from principal transactions:
Total unit transactions	(3,864)	(728)	(854)	3,098
Increase (decrease) in net assets derived from
principal transactions	(3,864)	(728)	(854)	3,098
Total increase (decrease) in net assets	(4,687)	(1,508)	(796)	4,780
Net assets at December 31, 2015	24,336	9,398	1,374	72,172

Increase (decrease) in net assets
Operations:
Net investment income (loss)	223	87	11	592
Total realized gain (loss) on investments
and capital gains distributions	(775)	842	68	5,052
Net unrealized appreciation (depreciation)
of investments	1,465	138	73	2,998
Net increase (decrease) in net assets resulting from
operations	913	1,067	152	8,642
Changes from principal transactions:
Total unit transactions	(861)	(859)	(44)	3,914
Increase (decrease) in net assets derived from
principal transactions	(861)	(859)	(44)	3,914
Total increase (decrease) in net assets	52	208	108	12,556
Net assets at December 31, 2016	$24,388	$9,606	$1,482	$84,728

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	American Mutual Fund® - Class R-4	AMG Managers Fairpointe Mid Cap Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Net assets at January 1, 2015	$2,154	$47,419	$697	$11,912

Increase (decrease) in net assets
Operations:
Net investment income (loss)	46	(259)	1	(56)
Total realized gain (loss) on investments
and capital gains distributions	152	2,894	91	2,275
Net unrealized appreciation (depreciation)
of investments	(289)	(7,281)	(133)	(2,958)
Net increase (decrease) in net assets resulting from
operations	(91)	(4,646)	(41)	(739)
Changes from principal transactions:
Total unit transactions	1,093	(8,855)	(105)	476
Increase (decrease) in net assets derived from
principal transactions	1,093	(8,855)	(105)	476
Total increase (decrease) in net assets	1,002	(13,501)	(146)	(263)
Net assets at December 31, 2015	3,156	33,918	551	11,649

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70	(175)	(1)	(74)
Total realized gain (loss) on investments
and capital gains distributions	156	61	31	(56)
Net unrealized appreciation (depreciation)
of investments	277	6,985	20	1,479
Net increase (decrease) in net assets resulting from
operations	503	6,871	50	1,349
Changes from principal transactions:
Total unit transactions	1,000	(2,360)	(95)	(1,739)
Increase (decrease) in net assets derived from
principal transactions	1,000	(2,360)	(95)	(1,739)
Total increase (decrease) in net assets	1,503	4,511	(45)	(390)
Net assets at December 31, 2016	$4,659	$38,429	$506	$11,259

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
Net assets at January 1, 2015	$13,092	$1,697	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(85)	16	2	99
Total realized gain (loss) on investments
and capital gains distributions	419	335	16	1,156
Net unrealized appreciation (depreciation)
of investments	(1,190)	(360)	(14)	(1,697)
Net increase (decrease) in net assets resulting from
operations	(856)	(9)	4	(442)
Changes from principal transactions:
Total unit transactions	2,322	(415)	167	12,939
Increase (decrease) in net assets derived from
principal transactions	2,322	(415)	167	12,939
Total increase (decrease) in net assets	1,466	(424)	171	12,497
Net assets at December 31, 2015	14,558	1,273	171	12,497

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	17	(5)	(134)
Total realized gain (loss) on investments
and capital gains distributions	227	109	4	(915)
Net unrealized appreciation (depreciation)
of investments	(1,665)	65	(54)	234
Net increase (decrease) in net assets resulting from
operations	(1,434)	191	(55)	(815)
Changes from principal transactions:
Total unit transactions	(2,105)	(101)	1,112	676
Increase (decrease) in net assets derived from
principal transactions	(2,105)	(101)	1,112	676
Total increase (decrease) in net assets	(3,539)	90	1,057	(139)
Net assets at December 31, 2016	$11,019	$1,363	$1,228	$12,358

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio
Net assets at January 1, 2015	$21	$16,783	$9,317	$53,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(56)	97	(502)
Total realized gain (loss) on investments
and capital gains distributions	6	2,301	73	453
Net unrealized appreciation (depreciation)
of investments	(11)	(3,348)	(247)	(1,649)
Net increase (decrease) in net assets resulting from
operations	(4)	(1,103)	(77)	(1,698)
Changes from principal transactions:
Total unit transactions	49	(2,975)	853	(2,627)
Increase (decrease) in net assets derived from
principal transactions	49	(2,975)	853	(2,627)
Total increase (decrease) in net assets	45	(4,078)	776	(4,325)
Net assets at December 31, 2015	66	12,705	10,093	49,166

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(87)	75	382
Total realized gain (loss) on investments
and capital gains distributions	4	123	55	1,505
Net unrealized appreciation (depreciation)
of investments	15	2,520	44	1,345
Net increase (decrease) in net assets resulting from
operations	19	2,556	174	3,232
Changes from principal transactions:
Total unit transactions	51	213	(134)	(2,642)
Increase (decrease) in net assets derived from
principal transactions	51	213	(134)	(2,642)
Total increase (decrease) in net assets	70	2,769	40	590
Net assets at December 31, 2016	$136	$15,474	$10,133	$49,756

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Capital Income Builder® - Class R-4	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A
Net assets at January 1, 2015	$—	$775	$6,678	$100

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	13	117	(1)
Total realized gain (loss) on investments
and capital gains distributions	(2)	30	990	25
Net unrealized appreciation (depreciation)
of investments	(11)	(74)	(991)	(24)
Net increase (decrease) in net assets resulting from
operations	(9)	(31)	116	—
Changes from principal transactions:
Total unit transactions	339	106	1,182	(53)
Increase (decrease) in net assets derived from
principal transactions	339	106	1,182	(53)
Total increase (decrease) in net assets	330	75	1,298	(53)
Net assets at December 31, 2015	330	850	7,976	47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	14	163	—
Total realized gain (loss) on investments
and capital gains distributions	(3)	70	620	5
Net unrealized appreciation (depreciation)
of investments	(14)	(39)	(537)	—
Net increase (decrease) in net assets resulting from
operations	30	45	246	5
Changes from principal transactions:
Total unit transactions	2,506	(125)	851	(9)
Increase (decrease) in net assets derived from
principal transactions	2,506	(125)	851	(9)
Total increase (decrease) in net assets	2,536	(80)	1,097	(4)
Net assets at December 31, 2016	$2,866	$770	$9,073	$43

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z	Columbia Mid Cap Value Fund - Class A	Columbia Mid Cap Value Fund - Class Z	CRM Mid Cap Value Fund - Investor Shares
Net assets at January 1, 2015	$58	$10,416	$2	$288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(55)	—	1
Total realized gain (loss) on investments
and capital gains distributions	4	1,670	—	89
Net unrealized appreciation (depreciation)
of investments	(4)	(2,162)	—	(101)
Net increase (decrease) in net assets resulting from
operations	(1)	(547)	—	(11)
Changes from principal transactions:
Total unit transactions	(50)	(1,359)	—	29
Increase (decrease) in net assets derived from
principal transactions	(50)	(1,359)	—	29
Total increase (decrease) in net assets	(51)	(1,906)	—	18
Net assets at December 31, 2015	7	8,510	2	306

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	(3)	141	—	(9)
Net unrealized appreciation (depreciation)
of investments	3	877	—	54
Net increase (decrease) in net assets resulting from
operations	—	1,013	—	43
Changes from principal transactions:
Total unit transactions	(6)	(821)	—	(51)
Increase (decrease) in net assets derived from
principal transactions	(6)	(821)	—	(51)
Total increase (decrease) in net assets	(6)	192	—	(8)
Net assets at December 31, 2016	$1	$8,702	$2	$298

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Davis Financial Fund - Class Y	Delaware Diversified Income Fund - Class A	Delaware Smid Cap Growth Fund - Institutional Class	Delaware Small Cap Value Fund - Class A
Net assets at January 1, 2015	$—	$4,462	$—	$692

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	122	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	—	(27)	86	50
Net unrealized appreciation (depreciation)
of investments	—	(196)	(68)	(125)
Net increase (decrease) in net assets resulting from
operations	—	(101)	18	(78)
Changes from principal transactions:
Total unit transactions	1	103	1,392	375
Increase (decrease) in net assets derived from
principal transactions	1	103	1,392	375
Total increase (decrease) in net assets	1	2	1,410	297
Net assets at December 31, 2015	1	4,464	1,410	989

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	101	1	1
Total realized gain (loss) on investments
and capital gains distributions	—	(24)	1,277	(54)
Net unrealized appreciation (depreciation)
of investments	1	38	(1,452)	420
Net increase (decrease) in net assets resulting from
operations	1	115	(174)	367
Changes from principal transactions:
Total unit transactions	48	(369)	3,365	1,312
Increase (decrease) in net assets derived from
principal transactions	48	(369)	3,365	1,312
Total increase (decrease) in net assets	49	(254)	3,191	1,679
Net assets at December 31, 2016	$50	$4,210	$4,601	$2,668

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Deutsche Small Cap Growth Fund - Class S	DFA Inflation-Protected Securities Portfolio - Institutional Class	Emerging Markets Core Equity Portfolio - Institutional Class	U.S. Targeted Value Portfolio - Institutional Class
Net assets at January 1, 2015	$24	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	11
Total realized gain (loss) on investments
and capital gains distributions	1	—	—	84
Net unrealized appreciation (depreciation)
of investments	(2)	—	(7)	(188)
Net increase (decrease) in net assets resulting from
operations	(1)	—	(6)	(93)
Changes from principal transactions:
Total unit transactions	4	34	192	2,505
Increase (decrease) in net assets derived from
principal transactions	4	34	192	2,505
Total increase (decrease) in net assets	3	34	186	2,412
Net assets at December 31, 2015	27	34	186	2,412

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	7	10	65
Total realized gain (loss) on investments
and capital gains distributions	(3)	3	1	240
Net unrealized appreciation (depreciation)
of investments	4	(15)	23	1,326
Net increase (decrease) in net assets resulting from
operations	1	(5)	34	1,631
Changes from principal transactions:
Total unit transactions	(13)	496	503	4,927
Increase (decrease) in net assets derived from
principal transactions	(13)	496	503	4,927
Total increase (decrease) in net assets	(12)	491	537	6,558
Net assets at December 31, 2016	$15	$525	$723	$8,970

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R
Net assets at January 1, 2015	$393	$302	$746	$93

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	1	4	—
Total realized gain (loss) on investments
and capital gains distributions	20	16	91	6
Net unrealized appreciation (depreciation)
of investments	(70)	(36)	(95)	(8)
Net increase (decrease) in net assets resulting from
operations	(46)	(19)	—	(2)
Changes from principal transactions:
Total unit transactions	(16)	45	37	(3)
Increase (decrease) in net assets derived from
principal transactions	(16)	45	37	(3)
Total increase (decrease) in net assets	(62)	26	37	(5)
Net assets at December 31, 2015	331	328	783	88

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	7	1
Total realized gain (loss) on investments
and capital gains distributions	11	5	143	(16)
Net unrealized appreciation (depreciation)
of investments	12	36	(72)	19
Net increase (decrease) in net assets resulting from
operations	25	43	78	4
Changes from principal transactions:
Total unit transactions	(165)	(71)	(101)	(90)
Increase (decrease) in net assets derived from
principal transactions	(165)	(71)	(101)	(90)
Total increase (decrease) in net assets	(140)	(28)	(23)	(86)
Net assets at December 31, 2016	$191	$300	$760	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Class I	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2015	$7,100	$295,528	$934	$301,864

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	2,295	(7)	5,779
Total realized gain (loss) on investments
and capital gains distributions	446	2,644	59	19,882
Net unrealized appreciation (depreciation)
of investments	(580)	(9,915)	(40)	(39,164)
Net increase (decrease) in net assets resulting from
operations	(83)	(4,976)	12	(13,503)
Changes from principal transactions:
Total unit transactions	(744)	(8,643)	234	(34,475)
Increase (decrease) in net assets derived from
principal transactions	(744)	(8,643)	234	(34,475)
Total increase (decrease) in net assets	(827)	(13,619)	246	(47,978)
Net assets at December 31, 2015	6,273	281,909	1,180	253,886

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	1,061	(8)	3,274
Total realized gain (loss) on investments
and capital gains distributions	223	(4,812)	67	6,669
Net unrealized appreciation (depreciation)
of investments	(250)	3,219	11	29,724
Net increase (decrease) in net assets resulting from
operations	(10)	(532)	70	39,667
Changes from principal transactions:
Total unit transactions	(1,125)	(13,194)	197	(24,551)
Increase (decrease) in net assets derived from
principal transactions	(1,125)	(13,194)	197	(24,551)
Total increase (decrease) in net assets	(1,135)	(13,726)	267	15,116
Net assets at December 31, 2016	$5,138	$268,183	$1,447	$269,002

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net assets at January 1, 2015	$292,498	$12,151	$29,883	$1,379,550

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,084)	610	127	1,231
Total realized gain (loss) on investments
and capital gains distributions	24,951	(12)	(206)	149,895
Net unrealized appreciation (depreciation)
of investments	(5,243)	(1,118)	791	(151,601)
Net increase (decrease) in net assets resulting from
operations	17,624	(520)	712	(475)
Changes from principal transactions:
Total unit transactions	(22,700)	(1,190)	(330)	(149,550)
Increase (decrease) in net assets derived from
principal transactions	(22,700)	(1,190)	(330)	(149,550)
Total increase (decrease) in net assets	(5,076)	(1,710)	382	(150,025)
Net assets at December 31, 2015	287,422	10,441	30,265	1,229,525

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,477)	458	125	(1,510)
Total realized gain (loss) on investments
and capital gains distributions	43,742	(158)	1,403	94,692
Net unrealized appreciation (depreciation)
of investments	(42,225)	1,056	(3,270)	(13,762)
Net increase (decrease) in net assets resulting from
operations	(960)	1,356	(1,742)	79,420
Changes from principal transactions:
Total unit transactions	(24,306)	(504)	(2,774)	(111,544)
Increase (decrease) in net assets derived from
principal transactions	(24,306)	(504)	(2,774)	(111,544)
Total increase (decrease) in net assets	(25,266)	852	(4,516)	(32,124)
Net assets at December 31, 2016	$262,156	$11,293	$25,749	$1,197,401

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R
Net assets at January 1, 2015	$176,091	$29,464	$22,661	$2,593

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,510	—	101	12
Total realized gain (loss) on investments
and capital gains distributions	5,449	7,244	1,669	263
Net unrealized appreciation (depreciation)
of investments	(6,756)	(5,517)	(1,966)	(366)
Net increase (decrease) in net assets resulting from
operations	203	1,727	(196)	(91)
Changes from principal transactions:
Total unit transactions	632	(31,188)	(1,089)	(873)
Increase (decrease) in net assets derived from
principal transactions	632	(31,188)	(1,089)	(873)
Total increase (decrease) in net assets	835	(29,461)	(1,285)	(964)
Net assets at December 31, 2015	176,926	3	21,376	1,629

Increase (decrease) in net assets
Operations:
Net investment income (loss)	658	—	64	19
Total realized gain (loss) on investments
and capital gains distributions	4,424	—	966	85
Net unrealized appreciation (depreciation)
of investments	13,898	1	(657)	88
Net increase (decrease) in net assets resulting from
operations	18,980	1	373	192
Changes from principal transactions:
Total unit transactions	3,341	4	(2,085)	(157)
Increase (decrease) in net assets derived from
principal transactions	3,341	4	(2,085)	(157)
Total increase (decrease) in net assets	22,321	5	(1,712)	35
Net assets at December 31, 2016	$199,247	$8	$19,664	$1,664
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2015	$97	$3	$306	$132,108

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	—	(3)	(327)
Total realized gain (loss) on investments
and capital gains distributions	35	—	29	27,387
Net unrealized appreciation (depreciation)
of investments	(32)	(2)	(34)	(36,873)
Net increase (decrease) in net assets resulting from
operations	—	(2)	(8)	(9,813)
Changes from principal transactions:
Total unit transactions	207	4	(11)	(18,931)
Increase (decrease) in net assets derived from
principal transactions	207	4	(11)	(18,931)
Total increase (decrease) in net assets	207	2	(19)	(28,744)
Net assets at December 31, 2015	304	5	287	103,364

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	(2)	(125)
Total realized gain (loss) on investments
and capital gains distributions	(28)	4	(4)	20,894
Net unrealized appreciation (depreciation)
of investments	(22)	5	17	8,132
Net increase (decrease) in net assets resulting from
operations	(49)	9	11	28,901
Changes from principal transactions:
Total unit transactions	(23)	21	(38)	(3,740)
Increase (decrease) in net assets derived from
principal transactions	(23)	21	(38)	(3,740)
Total increase (decrease) in net assets	(72)	30	(27)	25,161
Net assets at December 31, 2016	$232	$35	$260	$128,525

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Goldman Sachs Growth Opportunities Fund - Class IR	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Net assets at January 1, 2015	$3	$16,720	$380,060	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(54)	(1,476)	—
Total realized gain (loss) on investments
and capital gains distributions	1	3,220	37,477	—
Net unrealized appreciation (depreciation)
of investments	(1)	(2,417)	(19,558)	—
Net increase (decrease) in net assets resulting from
operations	—	749	16,443	—
Changes from principal transactions:
Total unit transactions	6	(3,724)	(26,352)	—
Increase (decrease) in net assets derived from
principal transactions	6	(3,724)	(26,352)	—
Total increase (decrease) in net assets	6	(2,975)	(9,909)	—
Net assets at December 31, 2015	9	13,745	370,151	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(48)	(1,333)	—
Total realized gain (loss) on investments
and capital gains distributions	—	1,768	26,366	—
Net unrealized appreciation (depreciation)
of investments	—	(895)	563	—
Net increase (decrease) in net assets resulting from
operations	—	825	25,596	—
Changes from principal transactions:
Total unit transactions	5	(2,521)	(27,153)	—
Increase (decrease) in net assets derived from
principal transactions	5	(2,521)	(27,153)	—
Total increase (decrease) in net assets	5	(1,696)	(1,557)	—
Net assets at December 31, 2016	$14	$12,049	$368,594	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y
Net assets at January 1, 2015	$5	$—	$2,622	$31

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	51	(9)
Total realized gain (loss) on investments
and capital gains distributions	—	—	271	14
Net unrealized appreciation (depreciation)
of investments	(1)	—	(371)	(160)
Net increase (decrease) in net assets resulting from
operations	(1)	—	(49)	(155)
Changes from principal transactions:
Total unit transactions	1	—	(539)	1,993
Increase (decrease) in net assets derived from
principal transactions	1	—	(539)	1,993
Total increase (decrease) in net assets	—	—	(588)	1,838
Net assets at December 31, 2015	5	—	2,034	1,869

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2	32	(25)
Total realized gain (loss) on investments
and capital gains distributions	—	—	72	(210)
Net unrealized appreciation (depreciation)
of investments	1	—	16	342
Net increase (decrease) in net assets resulting from
operations	1	2	120	107
Changes from principal transactions:
Total unit transactions	—	155	(881)	1,070
Increase (decrease) in net assets derived from
principal transactions	—	155	(881)	1,070
Total increase (decrease) in net assets	1	157	(761)	1,177
Net assets at December 31, 2016	$6	$157	$1,273	$3,046

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares
Net assets at January 1, 2015	$147	$282	$40	$102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	1	—
Total realized gain (loss) on investments
and capital gains distributions	10	57	—	13
Net unrealized appreciation (depreciation)
of investments	(12)	(50)	(1)	(16)
Net increase (decrease) in net assets resulting from
operations	(1)	6	—	(3)
Changes from principal transactions:
Total unit transactions	(14)	(39)	(3)	(27)
Increase (decrease) in net assets derived from
principal transactions	(14)	(39)	(3)	(27)
Total increase (decrease) in net assets	(15)	(33)	(3)	(30)
Net assets at December 31, 2015	132	249	37	72

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1)	—	—
Total realized gain (loss) on investments
and capital gains distributions	3	45	(1)	4
Net unrealized appreciation (depreciation)
of investments	—	(21)	2	(4)
Net increase (decrease) in net assets resulting from
operations	5	23	1	—
Changes from principal transactions:
Total unit transactions	(10)	(34)	(24)	(14)
Increase (decrease) in net assets derived from
principal transactions	(10)	(34)	(24)	(14)
Total increase (decrease) in net assets	(5)	(11)	(23)	(14)
Net assets at December 31, 2016	$127	$238	$14	$58

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Janus Aspen Series Janus Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Select Class	JPMorgan Government Bond Fund - Select Class	Lazard Emerging Markets Equity Portfolio - Open Shares
Net assets at January 1, 2015	$82	$68	$426	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	8	—
Total realized gain (loss) on investments
and capital gains distributions	16	2	6	—
Net unrealized appreciation (depreciation)
of investments	(12)	(8)	(16)	—
Net increase (decrease) in net assets resulting from
operations	4	(5)	(2)	—
Changes from principal transactions:
Total unit transactions	(2)	184	538	—
Increase (decrease) in net assets derived from
principal transactions	(2)	184	538	—
Total increase (decrease) in net assets	2	179	536	—
Net assets at December 31, 2015	84	247	962	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	5	17	—
Total realized gain (loss) on investments
and capital gains distributions	12	4	(8)	—
Net unrealized appreciation (depreciation)
of investments	(13)	63	(5)	—
Net increase (decrease) in net assets resulting from
operations	(2)	72	4	—
Changes from principal transactions:
Total unit transactions	(30)	405	(24)	—
Increase (decrease) in net assets derived from
principal transactions	(30)	405	(24)	—
Total increase (decrease) in net assets	(32)	477	(20)	—
Net assets at December 31, 2016	$52	$724	$942	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Lazard International Equity Portfolio - Open Shares	Lazard US Mid Cap Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund
Net assets at January 1, 2015	$—	$4,184	$96	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(43)	(3)	—
Total realized gain (loss) on investments
and capital gains distributions	—	411	14	—
Net unrealized appreciation (depreciation)
of investments	—	(661)	(27)	—
Net increase (decrease) in net assets resulting from
operations	—	(293)	(16)	—
Changes from principal transactions:
Total unit transactions	—	1,305	276	—
Increase (decrease) in net assets derived from
principal transactions	—	1,305	276	—
Total increase (decrease) in net assets	—	1,012	260	—
Net assets at December 31, 2015	—	5,196	356	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(25)	(2)	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	243	15	31
Net unrealized appreciation (depreciation)
of investments	(8)	(378)	8	(17)
Net increase (decrease) in net assets resulting from
operations	(8)	(160)	21	13
Changes from principal transactions:
Total unit transactions	286	(5,036)	63	420
Increase (decrease) in net assets derived from
principal transactions	286	(5,036)	63	420
Total increase (decrease) in net assets	278	(5,196)	84	433
Net assets at December 31, 2016	$278	$—	$440	$433

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y
Net assets at January 1, 2015	$348	$14,315	$373	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(88)	5	—
Total realized gain (loss) on investments
and capital gains distributions	32	1,637	(4)	2
Net unrealized appreciation (depreciation)
of investments	(25)	(2,189)	(9)	(2)
Net increase (decrease) in net assets resulting from
operations	4	(640)	(8)	—
Changes from principal transactions:
Total unit transactions	23	(1,209)	844	10
Increase (decrease) in net assets derived from
principal transactions	23	(1,209)	844	10
Total increase (decrease) in net assets	27	(1,849)	836	10
Net assets at December 31, 2015	375	12,466	1,209	10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(102)	10	—
Total realized gain (loss) on investments
and capital gains distributions	12	1,381	(7)	—
Net unrealized appreciation (depreciation)
of investments	7	1,749	(5)	2
Net increase (decrease) in net assets resulting from
operations	17	3,028	(2)	2
Changes from principal transactions:
Total unit transactions	(392)	(216)	(37)	13
Increase (decrease) in net assets derived from
principal transactions	(392)	(216)	(37)	13
Total increase (decrease) in net assets	(375)	2,812	(39)	15
Net assets at December 31, 2016	$—	$15,278	$1,170	$25

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A
Net assets at January 1, 2015	$274	$1,258	$—	$1,155

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	1	—	—
Total realized gain (loss) on investments
and capital gains distributions	25	11	—	145
Net unrealized appreciation (depreciation)
of investments	(55)	(3)	—	(204)
Net increase (decrease) in net assets resulting from
operations	(32)	9	—	(59)
Changes from principal transactions:
Total unit transactions	35	(1,224)	—	(230)
Increase (decrease) in net assets derived from
principal transactions	35	(1,224)	—	(230)
Total increase (decrease) in net assets	3	(1,215)	—	(289)
Net assets at December 31, 2015	277	43	—	866

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	1	24	(2)
Total realized gain (loss) on investments
and capital gains distributions	(35)	—	(1)	66
Net unrealized appreciation (depreciation)
of investments	21	1	(21)	68
Net increase (decrease) in net assets resulting from
operations	(16)	2	2	132
Changes from principal transactions:
Total unit transactions	(66)	(21)	2,584	(100)
Increase (decrease) in net assets derived from
principal transactions	(66)	(21)	2,584	(100)
Total increase (decrease) in net assets	(82)	(19)	2,586	32
Net assets at December 31, 2016	$195	$24	$2,586	$898

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3
Net assets at January 1, 2015	$1,254	$265	$104,586	$2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	2	(384)	—
Total realized gain (loss) on investments
and capital gains distributions	248	26	7,124	—
Net unrealized appreciation (depreciation)
of investments	(263)	(40)	(11,274)	—
Net increase (decrease) in net assets resulting from
operations	(25)	(12)	(4,534)	—
Changes from principal transactions:
Total unit transactions	(51)	41	(8,477)	—
Increase (decrease) in net assets derived from
principal transactions	(51)	41	(8,477)	—
Total increase (decrease) in net assets	(76)	29	(13,011)	—
Net assets at December 31, 2015	1,178	294	91,575	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	1	(395)	—
Total realized gain (loss) on investments
and capital gains distributions	74	(38)	7,274	—
Net unrealized appreciation (depreciation)
of investments	141	60	6,246	—
Net increase (decrease) in net assets resulting from
operations	206	23	13,125	—
Changes from principal transactions:
Total unit transactions	(142)	(104)	(8,331)	—
Increase (decrease) in net assets derived from
principal transactions	(142)	(104)	(8,331)	—
Total increase (decrease) in net assets	64	(81)	4,794	—
Net assets at December 31, 2016	$1,242	$213	$96,369	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class I	Metropolitan West Total Return Bond Fund - Class M	MFS® New Discovery Fund - Class R3
Net assets at January 1, 2015	$722	$—	$10,611	$1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	15	99	—
Total realized gain (loss) on investments
and capital gains distributions	143	34	229	—
Net unrealized appreciation (depreciation)
of investments	(155)	(54)	(496)	(2)
Net increase (decrease) in net assets resulting from
operations	(11)	(5)	(168)	(2)
Changes from principal transactions:
Total unit transactions	(592)	3,641	5,299	39
Increase (decrease) in net assets derived from
principal transactions	(592)	3,641	5,299	39
Total increase (decrease) in net assets	(603)	3,636	5,131	37
Net assets at December 31, 2015	119	3,636	15,742	38

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	135	122	(1)
Total realized gain (loss) on investments
and capital gains distributions	3	144	296	1
Net unrealized appreciation (depreciation)
of investments	3	(233)	(253)	3
Net increase (decrease) in net assets resulting from
operations	6	46	165	3
Changes from principal transactions:
Total unit transactions	(28)	6,864	1,900	9
Increase (decrease) in net assets derived from
principal transactions	(28)	6,864	1,900	9
Total increase (decrease) in net assets	(22)	6,910	2,065	12
Net assets at December 31, 2016	$97	$10,546	$17,807	$50

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	MFS® International Value Fund - Class R3	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Institutional Class	Neuberger Berman Socially Responsive Fund - Trust Class
Net assets at January 1, 2015	$13	$473	$—	$13,345

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	3	(2)
Total realized gain (loss) on investments
and capital gains distributions	1	50	18	1,329
Net unrealized appreciation (depreciation)
of investments	(2)	(50)	(22)	(1,510)
Net increase (decrease) in net assets resulting from
operations	(1)	(5)	(1)	(183)
Changes from principal transactions:
Total unit transactions	78	41	386	(1,353)
Increase (decrease) in net assets derived from
principal transactions	78	41	386	(1,353)
Total increase (decrease) in net assets	77	36	385	(1,536)
Net assets at December 31, 2015	90	509	385	11,809

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(5)	11	20
Total realized gain (loss) on investments
and capital gains distributions	—	29	40	970
Net unrealized appreciation (depreciation)
of investments	1	69	49	18
Net increase (decrease) in net assets resulting from
operations	3	93	100	1,008
Changes from principal transactions:
Total unit transactions	201	38	870	(511)
Increase (decrease) in net assets derived from
principal transactions	201	38	870	(511)
Total increase (decrease) in net assets	204	131	970	497
Net assets at December 31, 2016	$294	$640	$1,355	$12,306

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I
Net assets at January 1, 2015	$2,112	$121,851	$27	$1,197

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(207)	1	8
Total realized gain (loss) on investments
and capital gains distributions	251	8,095	(1)	(61)
Net unrealized appreciation (depreciation)
of investments	(155)	(2,512)	(9)	(36)
Net increase (decrease) in net assets resulting from
operations	94	5,376	(9)	(89)
Changes from principal transactions:
Total unit transactions	(135)	3,410	165	(79)
Increase (decrease) in net assets derived from
principal transactions	(135)	3,410	165	(79)
Total increase (decrease) in net assets	(41)	8,786	156	(168)
Net assets at December 31, 2015	2,071	130,637	183	1,029

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	2	45
Total realized gain (loss) on investments
and capital gains distributions	176	6,812	(3)	54
Net unrealized appreciation (depreciation)
of investments	(197)	(5,378)	8	(70)
Net increase (decrease) in net assets resulting from
operations	(21)	1,431	7	29
Changes from principal transactions:
Total unit transactions	(332)	3,416	134	783
Increase (decrease) in net assets derived from
principal transactions	(332)	3,416	134	783
Total increase (decrease) in net assets	(353)	4,847	141	812
Net assets at December 31, 2016	$1,718	$135,484	$324	$1,841

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Nuveen U.S. Infrastructure Bond Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y
Net assets at January 1, 2015	$204	$104	$249,694	$38,711

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	(1)	(1,510)	85
Total realized gain (loss) on investments
and capital gains distributions	(18)	16	14,284	107
Net unrealized appreciation (depreciation)
of investments	(48)	(12)	(48,643)	(5,820)
Net increase (decrease) in net assets resulting from
operations	(36)	3	(35,869)	(5,628)
Changes from principal transactions:
Total unit transactions	667	(22)	(16,411)	831
Increase (decrease) in net assets derived from
principal transactions	667	(22)	(16,411)	831
Total increase (decrease) in net assets	631	(19)	(52,280)	(4,797)
Net assets at December 31, 2015	835	85	197,414	33,914

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	(1)	(1,594)	30
Total realized gain (loss) on investments
and capital gains distributions	11	4	9,950	(137)
Net unrealized appreciation (depreciation)
of investments	47	(6)	2,665	2,331
Net increase (decrease) in net assets resulting from
operations	76	(3)	11,021	2,224
Changes from principal transactions:
Total unit transactions	(911)	(18)	(11,239)	(644)
Increase (decrease) in net assets derived from
principal transactions	(911)	(18)	(11,239)	(644)
Total increase (decrease) in net assets	(835)	(21)	(218)	1,580
Net assets at December 31, 2016	$—	$64	$197,196	$35,494

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small-Mid Company Fund - Class Y
Net assets at January 1, 2015	$21	$57	$10	$12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	(5)	(1)	—	—
Net unrealized appreciation (depreciation)
of investments	(2)	(3)	(3)	15
Net increase (decrease) in net assets resulting from
operations	(7)	(3)	(3)	14
Changes from principal transactions:
Total unit transactions	10	—	107	137
Increase (decrease) in net assets derived from
principal transactions	10	—	107	137
Total increase (decrease) in net assets	3	(3)	104	151
Net assets at December 31, 2015	24	54	114	163

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	3	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	(5)	—	—	4
Net unrealized appreciation (depreciation)
of investments	11	(5)	(6)	(2)
Net increase (decrease) in net assets resulting from
operations	9	(2)	(5)	1
Changes from principal transactions:
Total unit transactions	5	111	146	201
Increase (decrease) in net assets derived from
principal transactions	5	111	146	201
Total increase (decrease) in net assets	14	109	141	202
Net assets at December 31, 2016	$38	$163	$255	$365
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Oppenheimer Main Street Fund® - Class A	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA
Net assets at January 1, 2015	$—	$15	$222	$98

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	5
Total realized gain (loss) on investments
and capital gains distributions	—	1	17	—
Net unrealized appreciation (depreciation)
of investments	—	—	(11)	(8)
Net increase (decrease) in net assets resulting from
operations	—	1	7	(3)
Changes from principal transactions:
Total unit transactions	—	(1)	(4)	1
Increase (decrease) in net assets derived from
principal transactions	—	(1)	(4)	1
Total increase (decrease) in net assets	—	—	3	(2)
Net assets at December 31, 2015	—	15	225	96

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	3
Total realized gain (loss) on investments
and capital gains distributions	3	1	16	(1)
Net unrealized appreciation (depreciation)
of investments	3	(1)	(18)	2
Net increase (decrease) in net assets resulting from
operations	6	—	(2)	4
Changes from principal transactions:
Total unit transactions	176	(1)	(12)	(10)
Increase (decrease) in net assets derived from
principal transactions	176	(1)	(12)	(10)
Total increase (decrease) in net assets	182	(1)	(14)	(6)
Net assets at December 31, 2016	$182	$14	$211	$90

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Core Equity FundSM - Investor Shares	Pax Balanced Fund - Individual Investor Class
Net assets at January 1, 2015	$74	$28,354	$17,371	$44,918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	9	270	(79)
Total realized gain (loss) on investments
and capital gains distributions	14	6,110	1,936	2,675
Net unrealized appreciation (depreciation)
of investments	(12)	(7,906)	(2,502)	(3,229)
Net increase (decrease) in net assets resulting from
operations	2	(1,787)	(296)	(633)
Changes from principal transactions:
Total unit transactions	(10)	(1,217)	4,319	(3,897)
Increase (decrease) in net assets derived from
principal transactions	(10)	(1,217)	4,319	(3,897)
Total increase (decrease) in net assets	(8)	(3,004)	4,023	(4,530)
Net assets at December 31, 2015	66	25,350	21,394	40,388

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(88)	54	92
Total realized gain (loss) on investments
and capital gains distributions	10	1,304	769	1,410
Net unrealized appreciation (depreciation)
of investments	(3)	2,862	1,289	288
Net increase (decrease) in net assets resulting from
operations	7	4,078	2,112	1,790
Changes from principal transactions:
Total unit transactions	(9)	(1,807)	1,866	(4,050)
Increase (decrease) in net assets derived from
principal transactions	(9)	(1,807)	1,866	(4,050)
Total increase (decrease) in net assets	(2)	2,271	3,978	(2,260)
Net assets at December 31, 2016	$64	$27,621	$25,372	$38,128

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y	Pioneer High Yield Fund - Class A
Net assets at January 1, 2015	$14	$127,404	$8,438	$2,023

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	3,483	112	79
Total realized gain (loss) on investments
and capital gains distributions	(10)	(2,671)	896	22
Net unrealized appreciation (depreciation)
of investments	(93)	(4,757)	(1,041)	(197)
Net increase (decrease) in net assets resulting from
operations	(88)	(3,945)	(33)	(96)
Changes from principal transactions:
Total unit transactions	606	(22,159)	1,901	(200)
Increase (decrease) in net assets derived from
principal transactions	606	(22,159)	1,901	(200)
Total increase (decrease) in net assets	518	(26,104)	1,868	(296)
Net assets at December 31, 2015	532	101,300	10,306	1,727

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	1,452	156	60
Total realized gain (loss) on investments
and capital gains distributions	(25)	(2,002)	1,466	(136)
Net unrealized appreciation (depreciation)
of investments	129	4,863	499	252
Net increase (decrease) in net assets resulting from
operations	102	4,313	2,121	176
Changes from principal transactions:
Total unit transactions	936	(7,508)	1,841	(728)
Increase (decrease) in net assets derived from
principal transactions	936	(7,508)	1,841	(728)
Total increase (decrease) in net assets	1,038	(3,195)	3,962	(552)
Net assets at December 31, 2016	$1,570	$98,105	$14,268	$1,175

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Pioneer Strategic Income Fund - Class A	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I
Net assets at January 1, 2015	$1,354	$10,371	$9	$23,270

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40	313	1	831
Total realized gain (loss) on investments
and capital gains distributions	(28)	268	1	70
Net unrealized appreciation (depreciation)
of investments	(36)	(2,162)	(2)	(1,853)
Net increase (decrease) in net assets resulting from
operations	(24)	(1,581)	—	(952)
Changes from principal transactions:
Total unit transactions	(141)	(1,191)	47	(3,483)
Increase (decrease) in net assets derived from
principal transactions	(141)	(1,191)	47	(3,483)
Total increase (decrease) in net assets	(165)	(2,772)	47	(4,435)
Net assets at December 31, 2015	1,189	7,599	56	18,835

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	(28)	1	746
Total realized gain (loss) on investments
and capital gains distributions	(37)	(2,139)	10	(562)
Net unrealized appreciation (depreciation)
of investments	76	2,546	2	2,101
Net increase (decrease) in net assets resulting from
operations	67	379	13	2,285
Changes from principal transactions:
Total unit transactions	(264)	(698)	(69)	(1,514)
Increase (decrease) in net assets derived from
principal transactions	(264)	(698)	(69)	(1,514)
Total increase (decrease) in net assets	(197)	(319)	(56)	771
Net assets at December 31, 2016	$992	$7,280	$—	$19,606

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Pioneer Mid Cap Value VCT Portfolio - Class I	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R4
Net assets at January 1, 2015	$—	$23	$10,975	$114

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	114	2
Total realized gain (loss) on investments
and capital gains distributions	—	—	1,582	20
Net unrealized appreciation (depreciation)
of investments	—	(7)	(2,004)	(24)
Net increase (decrease) in net assets resulting from
operations	—	(6)	(308)	(2)
Changes from principal transactions:
Total unit transactions	—	25	(692)	(11)
Increase (decrease) in net assets derived from
principal transactions	—	25	(692)	(11)
Total increase (decrease) in net assets	—	19	(1,000)	(13)
Net assets at December 31, 2015	—	42	9,975	101

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	64	2
Total realized gain (loss) on investments
and capital gains distributions	—	3	494	5
Net unrealized appreciation (depreciation)
of investments	—	3	686	8
Net increase (decrease) in net assets resulting from
operations	—	6	1,244	15
Changes from principal transactions:
Total unit transactions	—	31	(1,218)	(4)
Increase (decrease) in net assets derived from
principal transactions	—	31	(1,218)	(4)
Total increase (decrease) in net assets	—	37	26	11
Net assets at December 31, 2016	$—	$79	$10,001	$112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Royce Total Return Fund - K Class	Ave Maria Rising Dividend Fund	SMALLCAP World Fund® - Class R-4	T. Rowe Price Institutional Large-Cap Growth Fund
Net assets at January 1, 2015	$2	$—	$11,841	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	(137)	1
Total realized gain (loss) on investments
and capital gains distributions	—	18	1,259	150
Net unrealized appreciation (depreciation)
of investments	—	(29)	(1,146)	(120)
Net increase (decrease) in net assets resulting from
operations	—	(10)	(24)	31
Changes from principal transactions:
Total unit transactions	—	447	2,886	3,953
Increase (decrease) in net assets derived from
principal transactions	—	447	2,886	3,953
Total increase (decrease) in net assets	—	437	2,862	3,984
Net assets at December 31, 2015	2	437	14,703	3,984

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	23	(87)	30
Total realized gain (loss) on investments
and capital gains distributions	—	212	321	95
Net unrealized appreciation (depreciation)
of investments	—	(30)	413	551
Net increase (decrease) in net assets resulting from
operations	—	205	647	676
Changes from principal transactions:
Total unit transactions	—	3,424	(196)	8,275
Increase (decrease) in net assets derived from
principal transactions	—	3,424	(196)	8,275
Total increase (decrease) in net assets	—	3,629	451	8,951
Net assets at December 31, 2016	$2	$4,066	$15,154	$12,935

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Total Return Bond Fund - Class N	Templeton Foreign Fund - Class A
Net assets at January 1, 2015	$1,035	$330	$—	$1,602

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	9	—
Total realized gain (loss) on investments
and capital gains distributions	156	56	15	14
Net unrealized appreciation (depreciation)
of investments	(198)	(70)	(37)	(27)
Net increase (decrease) in net assets resulting from
operations	(41)	(13)	(13)	(13)
Changes from principal transactions:
Total unit transactions	(84)	(63)	2,484	(1,090)
Increase (decrease) in net assets derived from
principal transactions	(84)	(63)	2,484	(1,090)
Total increase (decrease) in net assets	(125)	(76)	2,471	(1,103)
Net assets at December 31, 2015	910	254	2,471	499

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	65	6
Total realized gain (loss) on investments
and capital gains distributions	81	5	82	(25)
Net unrealized appreciation (depreciation)
of investments	140	19	(204)	68
Net increase (decrease) in net assets resulting from
operations	221	25	(57)	49
Changes from principal transactions:
Total unit transactions	97	22	3,515	(38)
Increase (decrease) in net assets derived from
principal transactions	97	22	3,515	(38)
Total increase (decrease) in net assets	318	47	3,458	11
Net assets at December 31, 2016	$1,228	$301	$5,929	$510

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4
Net assets at January 1, 2015	$38,088	$180,054	$4	$45

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,006	3,373	—	—
Total realized gain (loss) on investments
and capital gains distributions	(736)	(617)	1	8
Net unrealized appreciation (depreciation)
of investments	(1,886)	(11,410)	(2)	(5)
Net increase (decrease) in net assets resulting from
operations	(1,616)	(8,654)	(1)	3
Changes from principal transactions:
Total unit transactions	(4,465)	(27,361)	16	3
Increase (decrease) in net assets derived from
principal transactions	(4,465)	(27,361)	16	3
Total increase (decrease) in net assets	(6,081)	(36,015)	15	6
Net assets at December 31, 2015	32,007	144,039	19	51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	651	2,033	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1,270)	(4,026)	—	(10)
Net unrealized appreciation (depreciation)
of investments	2,131	8,137	1	6
Net increase (decrease) in net assets resulting from
operations	1,512	6,144	1	(4)
Changes from principal transactions:
Total unit transactions	(6,275)	(20,830)	12	(44)
Increase (decrease) in net assets derived from
principal transactions	(6,275)	(20,830)	12	(44)
Total increase (decrease) in net assets	(4,763)	(14,686)	13	(48)
Net assets at December 31, 2016	$27,244	$129,353	$32	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Touchstone Value Fund - Institutional Class	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio
Net assets at January 1, 2015	$—	$9,095	$116	$249

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	(81)	2	4
Total realized gain (loss) on investments
and capital gains distributions	91	(1,122)	7	32
Net unrealized appreciation (depreciation)
of investments	(130)	(1,097)	(13)	(36)
Net increase (decrease) in net assets resulting from
operations	(23)	(2,300)	(4)	—
Changes from principal transactions:
Total unit transactions	1,609	419	4	(12)
Increase (decrease) in net assets derived from
principal transactions	1,609	419	4	(12)
Total increase (decrease) in net assets	1,586	(1,881)	—	(12)
Net assets at December 31, 2015	1,586	7,214	116	237

Increase (decrease) in net assets
Operations:
Net investment income (loss)	118	429	2	4
Total realized gain (loss) on investments
and capital gains distributions	(4)	(420)	10	31
Net unrealized appreciation (depreciation)
of investments	513	1,805	1	(10)
Net increase (decrease) in net assets resulting from
operations	627	1,814	13	25
Changes from principal transactions:
Total unit transactions	4,044	5,011	(26)	(63)
Increase (decrease) in net assets derived from
principal transactions	4,044	5,011	(26)	(63)
Total increase (decrease) in net assets	4,671	6,825	(13)	(38)
Net assets at December 31, 2016	$6,257	$14,039	$103	$199

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Small Company Opportunity Fund - Class R
Net assets at January 1, 2015	$24	$6	$—	$25

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	3	1	—	4
Net unrealized appreciation (depreciation)
of investments	(4)	(3)	—	(3)
Net increase (decrease) in net assets resulting from
operations	(1)	(2)	—	1
Changes from principal transactions:
Total unit transactions	3	41	—	2
Increase (decrease) in net assets derived from
principal transactions	3	41	—	2
Total increase (decrease) in net assets	2	39	—	3
Net assets at December 31, 2015	26	45	—	28

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	(2)	—
Total realized gain (loss) on investments
and capital gains distributions	2	(2)	24	3
Net unrealized appreciation (depreciation)
of investments	2	16	68	6
Net increase (decrease) in net assets resulting from
operations	4	13	90	9
Changes from principal transactions:
Total unit transactions	3	57	1,584	1
Increase (decrease) in net assets derived from
principal transactions	3	57	1,584	1
Total increase (decrease) in net assets	7	70	1,674	10
Net assets at December 31, 2016	$33	$115	$1,674	$38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Balanced Portfolio - Class I	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya Large-Cap Growth Fund - Class A
Net assets at January 1, 2015	$299,629	$7	$2,025	$100

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,547	1	35	(1)
Total realized gain (loss) on investments
and capital gains distributions	2,985	(8)	334	8
Net unrealized appreciation (depreciation)
of investments	(13,339)	(7)	(342)	(2)
Net increase (decrease) in net assets resulting from
operations	(7,807)	(14)	27	5
Changes from principal transactions:
Total unit transactions	(32,675)	95	(646)	19
Increase (decrease) in net assets derived from
principal transactions	(32,675)	95	(646)	19
Total increase (decrease) in net assets	(40,482)	81	(619)	24
Net assets at December 31, 2015	259,147	88	1,406	124

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,843	1	26	(1)
Total realized gain (loss) on investments
and capital gains distributions	886	(2)	158	8
Net unrealized appreciation (depreciation)
of investments	13,463	10	(163)	(3)
Net increase (decrease) in net assets resulting from
operations	16,192	9	21	4
Changes from principal transactions:
Total unit transactions	(24,382)	(37)	(586)	30
Increase (decrease) in net assets derived from
principal transactions	(24,382)	(37)	(586)	30
Total increase (decrease) in net assets	(8,190)	(28)	(565)	34
Net assets at December 31, 2016	$250,957	$60	$841	$158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I
Net assets at January 1, 2015	$—	$3,484	$1,774	$351,128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	77	27	13,099
Total realized gain (loss) on investments
and capital gains distributions	—	(32)	(6)	(858)
Net unrealized appreciation (depreciation)
of investments	—	(16)	(23)	(13,900)
Net increase (decrease) in net assets resulting from
operations	—	29	(2)	(1,659)
Changes from principal transactions:
Total unit transactions	—	(261)	(377)	128,339
Increase (decrease) in net assets derived from
principal transactions	—	(261)	(377)	128,339
Total increase (decrease) in net assets	—	(232)	(379)	126,680
Net assets at December 31, 2015	—	3,252	1,395	477,808

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	67	23	6,743
Total realized gain (loss) on investments
and capital gains distributions	—	(57)	4	5,521
Net unrealized appreciation (depreciation)
of investments	—	19	12	4,001
Net increase (decrease) in net assets resulting from
operations	1	29	39	16,265
Changes from principal transactions:
Total unit transactions	148	(103)	(691)	(30,619)
Increase (decrease) in net assets derived from
principal transactions	148	(103)	(691)	(30,619)
Total increase (decrease) in net assets	149	(74)	(652)	(14,354)
Net assets at December 31, 2016	$149	$3,178	$743	$463,454

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class
Net assets at January 1, 2015	$981	$922	$44	$31,277

Increase (decrease) in net assets
Operations:
Net investment income (loss)	79	30	2	1,645
Total realized gain (loss) on investments
and capital gains distributions	7	36	—	(332)
Net unrealized appreciation (depreciation)
of investments	(93)	(169)	(3)	(1,979)
Net increase (decrease) in net assets resulting from
operations	(7)	(103)	(1)	(666)
Changes from principal transactions:
Total unit transactions	1,694	1,476	(9)	(3,047)
Increase (decrease) in net assets derived from
principal transactions	1,694	1,476	(9)	(3,047)
Total increase (decrease) in net assets	1,687	1,373	(10)	(3,713)
Net assets at December 31, 2015	2,668	2,295	34	27,564

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	98	3	1,821
Total realized gain (loss) on investments
and capital gains distributions	27	(105)	—	(451)
Net unrealized appreciation (depreciation)
of investments	27	210	4	2,427
Net increase (decrease) in net assets resulting from
operations	102	203	7	3,797
Changes from principal transactions:
Total unit transactions	(139)	2,776	(2)	(197)
Increase (decrease) in net assets derived from
principal transactions	(139)	2,776	(2)	(197)
Total increase (decrease) in net assets	(37)	2,979	5	3,600
Net assets at December 31, 2016	$2,631	$5,274	$39	$31,164

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2015	$24,624	$210	$434,528	$5,413

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,147	(1)	(1,585)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(321)	43	54,917	620
Net unrealized appreciation (depreciation)
of investments	(1,454)	(35)	(30,020)	(304)
Net increase (decrease) in net assets resulting from
operations	(628)	7	23,312	313
Changes from principal transactions:
Total unit transactions	(4,392)	(54)	(14,309)	201
Increase (decrease) in net assets derived from
principal transactions	(4,392)	(54)	(14,309)	201
Total increase (decrease) in net assets	(5,020)	(47)	9,003	514
Net assets at December 31, 2015	19,604	163	443,531	5,927

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,152	—	(1,470)	(8)
Total realized gain (loss) on investments
and capital gains distributions	(333)	28	66,105	740
Net unrealized appreciation (depreciation)
of investments	1,724	(27)	(52,031)	(545)
Net increase (decrease) in net assets resulting from
operations	2,543	1	12,604	187
Changes from principal transactions:
Total unit transactions	(637)	(43)	(25,863)	778
Increase (decrease) in net assets derived from
principal transactions	(637)	(43)	(25,863)	778
Total increase (decrease) in net assets	1,906	(42)	(13,259)	965
Net assets at December 31, 2016	$21,510	$121	$430,272	$6,892
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class
Net assets at January 1, 2015	$24	$384,229	$1,681	$19

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,097	20	—
Total realized gain (loss) on investments
and capital gains distributions	1	40,389	76	—
Net unrealized appreciation (depreciation)
of investments	(3)	(62,632)	(200)	—
Net increase (decrease) in net assets resulting from
operations	(2)	(19,146)	(104)	—
Changes from principal transactions:
Total unit transactions	(1)	(39,626)	81	18
Increase (decrease) in net assets derived from
principal transactions	(1)	(39,626)	81	18
Total increase (decrease) in net assets	(3)	(58,772)	(23)	18
Net assets at December 31, 2015	21	325,457	1,658	37

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4,660	26	—
Total realized gain (loss) on investments
and capital gains distributions	1	20,397	14	—
Net unrealized appreciation (depreciation)
of investments	1	12,898	172	—
Net increase (decrease) in net assets resulting from
operations	2	37,955	212	—
Changes from principal transactions:
Total unit transactions	(2)	(34,952)	(202)	(27)
Increase (decrease) in net assets derived from
principal transactions	(2)	(34,952)	(202)	(27)
Total increase (decrease) in net assets	—	3,003	10	(27)
Net assets at December 31, 2016	$21	$328,460	$1,668	$10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Net assets at January 1, 2015	$17,240	$382	$19,708	$43

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	(1)	233	—
Total realized gain (loss) on investments
and capital gains distributions	2,639	32	3,827	(1)
Net unrealized appreciation (depreciation)
of investments	(2,856)	(37)	(3,944)	(1)
Net increase (decrease) in net assets resulting from
operations	(197)	(6)	116	(2)
Changes from principal transactions:
Total unit transactions	(2,855)	15	(4,646)	(3)
Increase (decrease) in net assets derived from
principal transactions	(2,855)	15	(4,646)	(3)
Total increase (decrease) in net assets	(3,052)	9	(4,530)	(5)
Net assets at December 31, 2015	14,188	391	15,178	38

Increase (decrease) in net assets
Operations:
Net investment income (loss)	172	3	296	—
Total realized gain (loss) on investments
and capital gains distributions	1,187	27	920	(2)
Net unrealized appreciation (depreciation)
of investments	(357)	(4)	746	3
Net increase (decrease) in net assets resulting from
operations	1,002	26	1,962	1
Changes from principal transactions:
Total unit transactions	(2,095)	(30)	3,037	9
Increase (decrease) in net assets derived from
principal transactions	(2,095)	(30)	3,037	9
Total increase (decrease) in net assets	(1,093)	(4)	4,999	10
Net assets at December 31, 2016	$13,095	$387	$20,177	$48

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class
Net assets at January 1, 2015	$7	$92,705	$53	$2,409

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,208	1	13
Total realized gain (loss) on investments
and capital gains distributions	(1)	4,591	6	150
Net unrealized appreciation (depreciation)
of investments	(1)	(9,097)	(5)	(109)
Net increase (decrease) in net assets resulting from
operations	(2)	(2,298)	2	54
Changes from principal transactions:
Total unit transactions	2	(2,045)	(16)	(201)
Increase (decrease) in net assets derived from
principal transactions	2	(2,045)	(16)	(201)
Total increase (decrease) in net assets	—	(4,343)	(14)	(147)
Net assets at December 31, 2015	7	88,362	39	2,262

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	479	1	19
Total realized gain (loss) on investments
and capital gains distributions	—	2,972	—	119
Net unrealized appreciation (depreciation)
of investments	(3)	(3,438)	(1)	(60)
Net increase (decrease) in net assets resulting from
operations	(3)	13	—	78
Changes from principal transactions:
Total unit transactions	34	(3,762)	51	(220)
Increase (decrease) in net assets derived from
principal transactions	34	(3,762)	51	(220)
Total increase (decrease) in net assets	31	(3,749)	51	(142)
Net assets at December 31, 2016	$38	$84,613	$90	$2,120

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	VY® FMR® Diversified Mid Cap Portfolio - Service Class	VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class
Net assets at January 1, 2015	$65,786	$37,011	$54,794	$40

Increase (decrease) in net assets
Operations:
Net investment income (loss)	274	(21)	(405)	—
Total realized gain (loss) on investments
and capital gains distributions	4,820	7,289	11,001	8
Net unrealized appreciation (depreciation)
of investments	(4,118)	(7,770)	(11,836)	(8)
Net increase (decrease) in net assets resulting from
operations	976	(502)	(1,240)	—
Changes from principal transactions:
Total unit transactions	(4,309)	(4,993)	(3,285)	(11)
Increase (decrease) in net assets derived from
principal transactions	(4,309)	(4,993)	(3,285)	(11)
Total increase (decrease) in net assets	(3,333)	(5,495)	(4,525)	(11)
Net assets at December 31, 2015	62,453	31,516	50,269	29

Increase (decrease) in net assets
Operations:
Net investment income (loss)	419	101	(166)	—
Total realized gain (loss) on investments
and capital gains distributions	3,447	2,625	4,613	(2)
Net unrealized appreciation (depreciation)
of investments	(2,083)	656	521	4
Net increase (decrease) in net assets resulting from
operations	1,783	3,382	4,968	2
Changes from principal transactions:
Total unit transactions	(2,928)	(4,684)	(4,690)	(31)
Increase (decrease) in net assets derived from
principal transactions	(2,928)	(4,684)	(4,690)	(31)
Total increase (decrease) in net assets	(1,145)	(1,302)	278	(29)
Net assets at December 31, 2016	$61,308	$30,214	$50,547	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net assets at January 1, 2015	$22,583	$27,024	$321	$22,492

Increase (decrease) in net assets
Operations:
Net investment income (loss)	683	616	1	94
Total realized gain (loss) on investments
and capital gains distributions	3,793	4,976	—	351
Net unrealized appreciation (depreciation)
of investments	(5,190)	(6,614)	(52)	(3,910)
Net increase (decrease) in net assets resulting from
operations	(714)	(1,022)	(51)	(3,465)
Changes from principal transactions:
Total unit transactions	31	(341)	(47)	(1,889)
Increase (decrease) in net assets derived from
principal transactions	31	(341)	(47)	(1,889)
Total increase (decrease) in net assets	(683)	(1,363)	(98)	(5,354)
Net assets at December 31, 2015	21,900	25,661	223	17,138

Increase (decrease) in net assets
Operations:
Net investment income (loss)	468	345	1	79
Total realized gain (loss) on investments
and capital gains distributions	2,505	3,357	(10)	(755)
Net unrealized appreciation (depreciation)
of investments	1,224	727	36	2,714
Net increase (decrease) in net assets resulting from
operations	4,197	4,429	27	2,038
Changes from principal transactions:
Total unit transactions	369	(1,692)	16	168
Increase (decrease) in net assets derived from
principal transactions	369	(1,692)	16	168
Total increase (decrease) in net assets	4,566	2,737	43	2,206
Net assets at December 31, 2016	$26,466	$28,398	$266	$19,344

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Net assets at January 1, 2015	$20,091	$24	$26,704	$22,043

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	—	4	(171)
Total realized gain (loss) on investments
and capital gains distributions	465	7	4,065	3,442
Net unrealized appreciation (depreciation)
of investments	(3,685)	(7)	(5,369)	(4,375)
Net increase (decrease) in net assets resulting from
operations	(3,190)	—	(1,300)	(1,104)
Changes from principal transactions:
Total unit transactions	(1,394)	17	4,519	1,678
Increase (decrease) in net assets derived from
principal transactions	(1,394)	17	4,519	1,678
Total increase (decrease) in net assets	(4,584)	17	3,219	574
Net assets at December 31, 2015	15,507	41	29,923	22,617

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	—	114	(105)
Total realized gain (loss) on investments
and capital gains distributions	(1,309)	1	3,327	2,509
Net unrealized appreciation (depreciation)
of investments	3,015	3	3,260	2,191
Net increase (decrease) in net assets resulting from
operations	1,733	4	6,701	4,595
Changes from principal transactions:
Total unit transactions	492	(17)	1,792	535
Increase (decrease) in net assets derived from
principal transactions	492	(17)	1,792	535
Total increase (decrease) in net assets	2,225	(13)	8,493	5,130
Net assets at December 31, 2016	$17,732	$28	$38,416	$27,747

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net assets at January 1, 2015	$30	$403	$191,423	$564,335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	2,408	2,314
Total realized gain (loss) on investments
and capital gains distributions	4	60	28,105	82,840
Net unrealized appreciation (depreciation)
of investments	(2)	(43)	(20,669)	(60,977)
Net increase (decrease) in net assets resulting from
operations	3	20	9,844	24,177
Changes from principal transactions:
Total unit transactions	—	6	20,415	37,092
Increase (decrease) in net assets derived from
principal transactions	—	6	20,415	37,092
Total increase (decrease) in net assets	3	26	30,259	61,269
Net assets at December 31, 2015	33	429	221,682	625,604

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	3,036	3,106
Total realized gain (loss) on investments
and capital gains distributions	4	50	21,965	66,415
Net unrealized appreciation (depreciation)
of investments	(4)	(23)	(6,679)	(24,469)
Net increase (decrease) in net assets resulting from
operations	1	30	18,322	45,052
Changes from principal transactions:
Total unit transactions	18	(9)	26,483	40,170
Increase (decrease) in net assets derived from
principal transactions	18	(9)	26,483	40,170
Total increase (decrease) in net assets	19	21	44,805	85,222
Net assets at December 31, 2016	$52	$450	$266,487	$710,826

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Net assets at January 1, 2015	$1,535	$121,652	$117	$7,682

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	1,328	1	(6)
Total realized gain (loss) on investments
and capital gains distributions	244	23,061	8	674
Net unrealized appreciation (depreciation)
of investments	(374)	(32,856)	(10)	(854)
Net increase (decrease) in net assets resulting from
operations	(111)	(8,467)	(1)	(186)
Changes from principal transactions:
Total unit transactions	(167)	(19,905)	(25)	(99)
Increase (decrease) in net assets derived from
principal transactions	(167)	(19,905)	(25)	(99)
Total increase (decrease) in net assets	(278)	(28,372)	(26)	(285)
Net assets at December 31, 2015	1,257	93,280	91	7,397

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	1,429	1	32
Total realized gain (loss) on investments
and capital gains distributions	182	13,936	1	190
Net unrealized appreciation (depreciation)
of investments	7	405	(1)	(162)
Net increase (decrease) in net assets resulting from
operations	209	15,770	1	60
Changes from principal transactions:
Total unit transactions	(185)	(7,115)	(3)	(496)
Increase (decrease) in net assets derived from
principal transactions	(185)	(7,115)	(3)	(496)
Total increase (decrease) in net assets	24	8,655	(2)	(436)
Net assets at December 31, 2016	$1,281	$101,935	$89	$6,961

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Government Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A
Net assets at January 1, 2015	$806	$6,583	$236,364	$151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	100	(1,679)	2
Total realized gain (loss) on investments
and capital gains distributions	56	464	26	5
Net unrealized appreciation (depreciation)
of investments	(135)	(1,061)	—	(11)
Net increase (decrease) in net assets resulting from
operations	(62)	(497)	(1,653)	(4)
Changes from principal transactions:
Total unit transactions	(12)	(933)	(7,995)	18
Increase (decrease) in net assets derived from
principal transactions	(12)	(933)	(7,995)	18
Total increase (decrease) in net assets	(74)	(1,430)	(9,648)	14
Net assets at December 31, 2015	732	5,153	226,716	165

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	126	(1,434)	5
Total realized gain (loss) on investments
and capital gains distributions	208	1,342	217	4
Net unrealized appreciation (depreciation)
of investments	(162)	(1,058)	—	(9)
Net increase (decrease) in net assets resulting from
operations	69	410	(1,217)	—
Changes from principal transactions:
Total unit transactions	(88)	(687)	3,295	(3)
Increase (decrease) in net assets derived from
principal transactions	(88)	(687)	3,295	(3)
Total increase (decrease) in net assets	(19)	(277)	2,078	(3)
Net assets at December 31, 2016	$713	$4,876	$228,794	$162

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class
Net assets at January 1, 2015	$328	$—	$272	$96,508

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(1)	(822)
Total realized gain (loss) on investments
and capital gains distributions	14	—	(11)	(520)
Net unrealized appreciation (depreciation)
of investments	7	—	(4)	(3,281)
Net increase (decrease) in net assets resulting from
operations	21	—	(16)	(4,623)
Changes from principal transactions:
Total unit transactions	(31)	—	13	(13,494)
Increase (decrease) in net assets derived from
principal transactions	(31)	—	13	(13,494)
Total increase (decrease) in net assets	(10)	—	(3)	(18,117)
Net assets at December 31, 2015	318	—	269	78,391

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	3	629
Total realized gain (loss) on investments
and capital gains distributions	6	1	(5)	(666)
Net unrealized appreciation (depreciation)
of investments	(11)	(1)	20	4,236
Net increase (decrease) in net assets resulting from
operations	(5)	—	18	4,199
Changes from principal transactions:
Total unit transactions	(19)	28	(2)	(6,133)
Increase (decrease) in net assets derived from
principal transactions	(19)	28	(2)	(6,133)
Total increase (decrease) in net assets	(24)	28	16	(1,934)
Net assets at December 31, 2016	$294	$28	$285	$76,457

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class
Net assets at January 1, 2015	$932	$2,587	$2,410	$4,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	53	26	32
Total realized gain (loss) on investments
and capital gains distributions	(19)	469	142	480
Net unrealized appreciation (depreciation)
of investments	(22)	(726)	(252)	(587)
Net increase (decrease) in net assets resulting from
operations	(45)	(204)	(84)	(75)
Changes from principal transactions:
Total unit transactions	(47)	3,581	(127)	(569)
Increase (decrease) in net assets derived from
principal transactions	(47)	3,581	(127)	(569)
Total increase (decrease) in net assets	(92)	3,377	(211)	(644)
Net assets at December 31, 2015	840	5,964	2,199	3,706

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	108	31	61
Total realized gain (loss) on investments
and capital gains distributions	(24)	448	20	268
Net unrealized appreciation (depreciation)
of investments	64	(133)	74	(92)
Net increase (decrease) in net assets resulting from
operations	48	423	125	237
Changes from principal transactions:
Total unit transactions	(184)	1,640	91	402
Increase (decrease) in net assets derived from
principal transactions	(184)	1,640	91	402
Total increase (decrease) in net assets	(136)	2,063	216	639
Net assets at December 31, 2016	$704	$8,027	$2,415	$4,345

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class
Net assets at January 1, 2015	$2,313	$1,641	$3,006	$1,768

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	25	18	28
Total realized gain (loss) on investments
and capital gains distributions	672	327	413	584
Net unrealized appreciation (depreciation)
of investments	(1,035)	(483)	(483)	(928)
Net increase (decrease) in net assets resulting from
operations	(312)	(131)	(52)	(316)
Changes from principal transactions:
Total unit transactions	5,117	1,875	(624)	5,129
Increase (decrease) in net assets derived from
principal transactions	5,117	1,875	(624)	5,129
Total increase (decrease) in net assets	4,805	1,744	(676)	4,813
Net assets at December 31, 2015	7,118	3,385	2,330	6,581

Increase (decrease) in net assets
Operations:
Net investment income (loss)	102	48	34	83
Total realized gain (loss) on investments
and capital gains distributions	657	174	234	646
Net unrealized appreciation (depreciation)
of investments	(182)	49	(100)	(122)
Net increase (decrease) in net assets resulting from
operations	577	271	168	607
Changes from principal transactions:
Total unit transactions	1,635	65	142	2,462
Increase (decrease) in net assets derived from
principal transactions	1,635	65	142	2,462
Total increase (decrease) in net assets	2,212	336	310	3,069
Net assets at December 31, 2016	$9,330	$3,721	$2,640	$9,650

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class
Net assets at January 1, 2015	$785	$2,238	$424	$446

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	7	3	1
Total realized gain (loss) on investments
and capital gains distributions	113	341	85	41
Net unrealized appreciation (depreciation)
of investments	(152)	(399)	(139)	(66)
Net increase (decrease) in net assets resulting from
operations	(35)	(51)	(51)	(24)
Changes from principal transactions:
Total unit transactions	490	(166)	1,086	312
Increase (decrease) in net assets derived from
principal transactions	490	(166)	1,086	312
Total increase (decrease) in net assets	455	(217)	1,035	288
Net assets at December 31, 2015	1,240	2,021	1,459	734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	28	15	5
Total realized gain (loss) on investments
and capital gains distributions	63	215	99	19
Net unrealized appreciation (depreciation)
of investments	44	(66)	26	37
Net increase (decrease) in net assets resulting from
operations	122	177	140	61
Changes from principal transactions:
Total unit transactions	393	471	693	214
Increase (decrease) in net assets derived from
principal transactions	393	471	693	214
Total increase (decrease) in net assets	515	648	833	275
Net assets at December 31, 2016	$1,755	$2,669	$2,292	$1,009

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class
Net assets at January 1, 2015	$368	$468	$1,094	$288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	(3)	(1)
Total realized gain (loss) on investments
and capital gains distributions	60	(44)	23	(4)
Net unrealized appreciation (depreciation)
of investments	(77)	(49)	(31)	(25)
Net increase (decrease) in net assets resulting from
operations	(16)	(93)	(11)	(30)
Changes from principal transactions:
Total unit transactions	180	2,778	213	1,034
Increase (decrease) in net assets derived from
principal transactions	180	2,778	213	1,034
Total increase (decrease) in net assets	164	2,685	202	1,004
Net assets at December 31, 2015	532	3,153	1,296	1,292

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	25	14	12
Total realized gain (loss) on investments
and capital gains distributions	45	47	8	21
Net unrealized appreciation (depreciation)
of investments	—	60	35	23
Net increase (decrease) in net assets resulting from
operations	53	132	57	56
Changes from principal transactions:
Total unit transactions	246	373	(458)	(203)
Increase (decrease) in net assets derived from
principal transactions	246	373	(458)	(203)
Total increase (decrease) in net assets	299	505	(401)	(147)
Net assets at December 31, 2016	$831	$3,658	$895	$1,145
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class
Net assets at January 1, 2015	$492	$1,478	$142,609	$15,200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	70	3,307	326
Total realized gain (loss) on investments
and capital gains distributions	57	168	19,848	1,947
Net unrealized appreciation (depreciation)
of investments	(71)	(289)	(24,431)	(2,361)
Net increase (decrease) in net assets resulting from
operations	(2)	(51)	(1,276)	(88)
Changes from principal transactions:
Total unit transactions	(50)	1,034	(9,621)	(2,076)
Increase (decrease) in net assets derived from
principal transactions	(50)	1,034	(9,621)	(2,076)
Total increase (decrease) in net assets	(52)	983	(10,897)	(2,164)
Net assets at December 31, 2015	440	2,461	131,712	13,036

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	42	1,652	169
Total realized gain (loss) on investments
and capital gains distributions	36	18	12,908	993
Net unrealized appreciation (depreciation)
of investments	(21)	58	(8,007)	(558)
Net increase (decrease) in net assets resulting from
operations	21	118	6,553	604
Changes from principal transactions:
Total unit transactions	(24)	30	(2,747)	(2,573)
Increase (decrease) in net assets derived from
principal transactions	(24)	30	(2,747)	(2,573)
Total increase (decrease) in net assets	(3)	148	3,806	(1,969)
Net assets at December 31, 2016	$437	$2,609	$135,518	$11,067

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class
Net assets at January 1, 2015	$183	$2,695	$136,761	$13,637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	91	3,313	292
Total realized gain (loss) on investments
and capital gains distributions	22	381	21,414	1,944
Net unrealized appreciation (depreciation)
of investments	(26)	(526)	(26,629)	(2,376)
Net increase (decrease) in net assets resulting from
operations	—	(54)	(1,902)	(140)
Changes from principal transactions:
Total unit transactions	(8)	992	(5,924)	(968)
Increase (decrease) in net assets derived from
principal transactions	(8)	992	(5,924)	(968)
Total increase (decrease) in net assets	(8)	938	(7,826)	(1,108)
Net assets at December 31, 2015	175	3,633	128,935	12,529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	47	1,700	173
Total realized gain (loss) on investments
and capital gains distributions	33	92	13,318	1,034
Net unrealized appreciation (depreciation)
of investments	(20)	46	(7,929)	(534)
Net increase (decrease) in net assets resulting from
operations	19	185	7,089	673
Changes from principal transactions:
Total unit transactions	192	(723)	471	76
Increase (decrease) in net assets derived from
principal transactions	192	(723)	471	76
Total increase (decrease) in net assets	211	(538)	7,560	749
Net assets at December 31, 2016	$386	$3,095	$136,495	$13,278

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class
Net assets at January 1, 2015	$114	$1,526	$98,309	$7,963

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	42	2,262	169
Total realized gain (loss) on investments
and capital gains distributions	17	192	19,604	1,411
Net unrealized appreciation (depreciation)
of investments	(19)	(245)	(23,651)	(1,696)
Net increase (decrease) in net assets resulting from
operations	—	(11)	(1,785)	(116)
Changes from principal transactions:
Total unit transactions	(83)	499	(2,424)	(446)
Increase (decrease) in net assets derived from
principal transactions	(83)	499	(2,424)	(446)
Total increase (decrease) in net assets	(83)	488	(4,209)	(562)
Net assets at December 31, 2015	31	2,014	94,100	7,401

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	28	839	67
Total realized gain (loss) on investments
and capital gains distributions	3	66	9,670	613
Net unrealized appreciation (depreciation)
of investments	(1)	28	(5,051)	(265)
Net increase (decrease) in net assets resulting from
operations	2	122	5,458	415
Changes from principal transactions:
Total unit transactions	—	215	3,213	(18)
Increase (decrease) in net assets derived from
principal transactions	—	215	3,213	(18)
Total increase (decrease) in net assets	2	337	8,671	397
Net assets at December 31, 2016	$33	$2,351	$102,771	$7,798

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class
Net assets at January 1, 2015	$777	$10,817	$887	$4,280

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	226	18	87
Total realized gain (loss) on investments
and capital gains distributions	58	1,410	115	435
Net unrealized appreciation (depreciation)
of investments	(85)	(1,937)	(154)	(595)
Net increase (decrease) in net assets resulting from
operations	(11)	(301)	(21)	(73)
Changes from principal transactions:
Total unit transactions	414	3,654	308	471
Increase (decrease) in net assets derived from
principal transactions	414	3,654	308	471
Total increase (decrease) in net assets	403	3,353	287	398
Net assets at December 31, 2015	1,180	14,170	1,174	4,678

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	101	9	64
Total realized gain (loss) on investments
and capital gains distributions	(43)	1,024	14	317
Net unrealized appreciation (depreciation)
of investments	67	(153)	51	(126)
Net increase (decrease) in net assets resulting from
operations	30	972	74	255
Changes from principal transactions:
Total unit transactions	(137)	3,309	190	(96)
Increase (decrease) in net assets derived from
principal transactions	(137)	3,309	190	(96)
Total increase (decrease) in net assets	(107)	4,281	264	159
Net assets at December 31, 2016	$1,073	$18,451	$1,438	$4,837

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class
Net assets at January 1, 2015	$206	$3,290	$17,739	$1,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	91	189	6
Total realized gain (loss) on investments
and capital gains distributions	6	142	874	60
Net unrealized appreciation (depreciation)
of investments	(25)	(302)	(2,374)	(194)
Net increase (decrease) in net assets resulting from
operations	(16)	(69)	(1,311)	(128)
Changes from principal transactions:
Total unit transactions	777	3,282	54,749	5,866
Increase (decrease) in net assets derived from
principal transactions	777	3,282	54,749	5,866
Total increase (decrease) in net assets	761	3,213	53,438	5,738
Net assets at December 31, 2015	967	6,503	71,177	6,948

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	51	188	26
Total realized gain (loss) on investments
and capital gains distributions	13	19	490	64
Net unrealized appreciation (depreciation)
of investments	19	194	1,780	135
Net increase (decrease) in net assets resulting from
operations	39	264	2,458	225
Changes from principal transactions:
Total unit transactions	3	(165)	(10,177)	(1,582)
Increase (decrease) in net assets derived from
principal transactions	3	(165)	(10,177)	(1,582)
Total increase (decrease) in net assets	42	99	(7,719)	(1,357)
Net assets at December 31, 2016	$1,009	$6,602	$63,458	$5,591

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2015	$6,119	$153	$19,231	$60,125

Increase (decrease) in net assets
Operations:
Net investment income (loss)	99	2	263	421
Total realized gain (loss) on investments
and capital gains distributions	394	25	3,993	12,816
Net unrealized appreciation (depreciation)
of investments	(573)	(30)	(4,659)	(14,488)
Net increase (decrease) in net assets resulting from
operations	(80)	(3)	(403)	(1,251)
Changes from principal transactions:
Total unit transactions	(174)	(72)	1,183	(8,206)
Increase (decrease) in net assets derived from
principal transactions	(174)	(72)	1,183	(8,206)
Total increase (decrease) in net assets	(254)	(75)	780	(9,457)
Net assets at December 31, 2015	5,865	78	20,011	50,668

Increase (decrease) in net assets
Operations:
Net investment income (loss)	97	1	290	327
Total realized gain (loss) on investments
and capital gains distributions	327	(2)	2,100	4,825
Net unrealized appreciation (depreciation)
of investments	(123)	18	3,186	6,770
Net increase (decrease) in net assets resulting from
operations	301	17	5,576	11,922
Changes from principal transactions:
Total unit transactions	261	(20)	7,234	5,536
Increase (decrease) in net assets derived from
principal transactions	261	(20)	7,234	5,536
Total increase (decrease) in net assets	562	(3)	12,810	17,458
Net assets at December 31, 2016	$6,427	$75	$32,821	$68,126

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Net assets at January 1, 2015	$420	$175,509	$15,271	$254

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,019)	(19)	—
Total realized gain (loss) on investments
and capital gains distributions	62	22,502	2,615	2
Net unrealized appreciation (depreciation)
of investments	(81)	(30,374)	(2,308)	(10)
Net increase (decrease) in net assets resulting from
operations	(20)	(8,891)	288	(8)
Changes from principal transactions:
Total unit transactions	(64)	(24,099)	(934)	26
Increase (decrease) in net assets derived from
principal transactions	(64)	(24,099)	(934)	26
Total increase (decrease) in net assets	(84)	(32,990)	(646)	18
Net assets at December 31, 2015	336	142,519	14,625	272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,149)	338	(1)
Total realized gain (loss) on investments
and capital gains distributions	46	27,228	1,965	50
Net unrealized appreciation (depreciation)
of investments	(32)	(20,499)	(1,316)	(18)
Net increase (decrease) in net assets resulting from
operations	13	5,580	987	31
Changes from principal transactions:
Total unit transactions	(34)	(24,113)	(1,916)	(144)
Increase (decrease) in net assets derived from
principal transactions	(34)	(24,113)	(1,916)	(144)
Total increase (decrease) in net assets	(21)	(18,533)	(929)	(113)
Net assets at December 31, 2016	$315	$123,986	$13,696	$159

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Fidelity® VIP Mid Cap Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class
Net assets at January 1, 2015	$4,730	$4,092	$482	$76,270

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	30	8	884
Total realized gain (loss) on investments
and capital gains distributions	300	454	20	2,233
Net unrealized appreciation (depreciation)
of investments	(540)	(549)	(62)	(7,841)
Net increase (decrease) in net assets resulting from
operations	(271)	(65)	(34)	(4,724)
Changes from principal transactions:
Total unit transactions	1,491	(832)	(19)	(9,061)
Increase (decrease) in net assets derived from
principal transactions	1,491	(832)	(19)	(9,061)
Total increase (decrease) in net assets	1,220	(897)	(53)	(13,785)
Net assets at December 31, 2015	5,950	3,195	429	62,485

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40)	(9)	8	911
Total realized gain (loss) on investments
and capital gains distributions	718	495	46	2,832
Net unrealized appreciation (depreciation)
of investments	662	(304)	8	5,450
Net increase (decrease) in net assets resulting from
operations	1,340	182	62	9,193
Changes from principal transactions:
Total unit transactions	(206)	(3,377)	(83)	(7,145)
Increase (decrease) in net assets derived from
principal transactions	(206)	(3,377)	(83)	(7,145)
Total increase (decrease) in net assets	1,134	(3,195)	(21)	2,048
Net assets at December 31, 2016	$7,084	$—	$408	$64,533

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2015	$1,674	$350,430	$3,362	$406

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23	4,078	21	—
Total realized gain (loss) on investments
and capital gains distributions	177	33,676	6	109
Net unrealized appreciation (depreciation)
of investments	(247)	(47,533)	(111)	(122)
Net increase (decrease) in net assets resulting from
operations	(47)	(9,779)	(84)	(13)
Changes from principal transactions:
Total unit transactions	(93)	(29,789)	(1,849)	(92)
Increase (decrease) in net assets derived from
principal transactions	(93)	(29,789)	(1,849)	(92)
Total increase (decrease) in net assets	(140)	(39,568)	(1,933)	(105)
Net assets at December 31, 2015	1,534	310,862	1,429	301

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	3,326	19	—
Total realized gain (loss) on investments
and capital gains distributions	108	18,752	52	50
Net unrealized appreciation (depreciation)
of investments	76	18,830	136	(7)
Net increase (decrease) in net assets resulting from
operations	203	40,908	207	43
Changes from principal transactions:
Total unit transactions	(152)	(31,331)	51	—
Increase (decrease) in net assets derived from
principal transactions	(152)	(31,331)	51	—
Total increase (decrease) in net assets	51	9,577	258	43
Net assets at December 31, 2016	$1,585	$320,439	$1,687	$344

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class
Net assets at January 1, 2015	$6,939	$68,476	$559	$576,327

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(222)	4	2,516
Total realized gain (loss) on investments
and capital gains distributions	1,186	12,399	74	62,210
Net unrealized appreciation (depreciation)
of investments	(1,463)	(14,700)	(59)	(46,393)
Net increase (decrease) in net assets resulting from
operations	(274)	(2,523)	19	18,333
Changes from principal transactions:
Total unit transactions	453	(4,324)	(46)	(33,607)
Increase (decrease) in net assets derived from
principal transactions	453	(4,324)	(46)	(33,607)
Total increase (decrease) in net assets	179	(6,847)	(27)	(15,274)
Net assets at December 31, 2015	7,118	61,629	532	561,053

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(166)	1	1,208
Total realized gain (loss) on investments
and capital gains distributions	723	9,421	69	49,741
Net unrealized appreciation (depreciation)
of investments	270	(1,061)	(80)	(56,974)
Net increase (decrease) in net assets resulting from
operations	1,002	8,194	(10)	(6,025)
Changes from principal transactions:
Total unit transactions	313	(2,024)	(149)	(42,930)
Increase (decrease) in net assets derived from
principal transactions	313	(2,024)	(149)	(42,930)
Total increase (decrease) in net assets	1,315	6,170	(159)	(48,955)
Net assets at December 31, 2016	$8,433	$67,799	$373	$512,098

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
Net assets at January 1, 2015	$1,101	$43,987	$788	$386

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1,682	34	(1)
Total realized gain (loss) on investments
and capital gains distributions	167	485	12	80
Net unrealized appreciation (depreciation)
of investments	(144)	(3,974)	(91)	(74)
Net increase (decrease) in net assets resulting from
operations	26	(1,807)	(45)	5
Changes from principal transactions:
Total unit transactions	32	(8,916)	13	(12)
Increase (decrease) in net assets derived from
principal transactions	32	(8,916)	13	(12)
Total increase (decrease) in net assets	58	(10,723)	(32)	(7)
Net assets at December 31, 2015	1,159	33,264	756	379

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1,406	33	(1)
Total realized gain (loss) on investments
and capital gains distributions	121	(570)	—	64
Net unrealized appreciation (depreciation)
of investments	(134)	3,165	59	(44)
Net increase (decrease) in net assets resulting from
operations	(14)	4,001	92	19
Changes from principal transactions:
Total unit transactions	(42)	(3,887)	8	(79)
Increase (decrease) in net assets derived from
principal transactions	(42)	(3,887)	8	(79)
Total increase (decrease) in net assets	(56)	114	100	(60)
Net assets at December 31, 2016	$1,103	$33,378	$856	$319

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net assets at January 1, 2015	$404,023	$1,070	$1,484	$337,335

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,255)	(8)	(5)	(3,242)
Total realized gain (loss) on investments
and capital gains distributions	72,584	228	381	63,010
Net unrealized appreciation (depreciation)
of investments	(63,982)	(201)	(234)	(26,952)
Net increase (decrease) in net assets resulting from
operations	4,347	19	142	32,816
Changes from principal transactions:
Total unit transactions	(13,554)	(95)	(202)	11,436
Increase (decrease) in net assets derived from
principal transactions	(13,554)	(95)	(202)	11,436
Total increase (decrease) in net assets	(9,207)	(76)	(60)	44,252
Net assets at December 31, 2015	394,816	994	1,424	381,587

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,726)	(6)	(5)	(3,190)
Total realized gain (loss) on investments
and capital gains distributions	57,176	144	431	59,871
Net unrealized appreciation (depreciation)
of investments	(30,833)	(78)	(416)	(54,813)
Net increase (decrease) in net assets resulting from
operations	23,617	60	10	1,868
Changes from principal transactions:
Total unit transactions	(28,462)	15	(315)	(24,243)
Increase (decrease) in net assets derived from
principal transactions	(28,462)	15	(315)	(24,243)
Total increase (decrease) in net assets	(4,845)	75	(305)	(22,375)
Net assets at December 31, 2016	$389,971	$1,069	$1,119	$359,212

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class
Net assets at January 1, 2015	$4,148	$409	$99,808	$328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	13	2,825	11
Total realized gain (loss) on investments
and capital gains distributions	1,153	—	(851)	17
Net unrealized appreciation (depreciation)
of investments	(711)	(28)	(5,844)	(43)
Net increase (decrease) in net assets resulting from
operations	417	(15)	(3,870)	(15)
Changes from principal transactions:
Total unit transactions	(339)	(49)	(7,500)	(5)
Increase (decrease) in net assets derived from
principal transactions	(339)	(49)	(7,500)	(5)
Total increase (decrease) in net assets	78	(64)	(11,370)	(20)
Net assets at December 31, 2015	4,226	345	88,438	308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	6	2,049	7
Total realized gain (loss) on investments
and capital gains distributions	698	(10)	(2,134)	8
Net unrealized appreciation (depreciation)
of investments	(687)	3	605	(14)
Net increase (decrease) in net assets resulting from
operations	(11)	(1)	520	1
Changes from principal transactions:
Total unit transactions	(660)	(121)	(7,753)	(59)
Increase (decrease) in net assets derived from
principal transactions	(660)	(121)	(7,753)	(59)
Total increase (decrease) in net assets	(671)	(122)	(7,233)	(58)
Net assets at December 31, 2016	$3,555	$223	$81,205	$250

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Corporate Leaders 100 Fund - Class I	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Net assets at January 1, 2015	$—	$38,249	$75,559	$68,770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	829	1,219	1,297
Total realized gain (loss) on investments
and capital gains distributions	(3)	2,097	(1,027)	502
Net unrealized appreciation (depreciation)
of investments	(33)	(3,341)	(1,708)	(2,691)
Net increase (decrease) in net assets resulting from
operations	(15)	(415)	(1,516)	(892)
Changes from principal transactions:
Total unit transactions	1,485	(4,481)	(4,006)	(4,336)
Increase (decrease) in net assets derived from
principal transactions	1,485	(4,481)	(4,006)	(4,336)
Total increase (decrease) in net assets	1,470	(4,896)	(5,522)	(5,228)
Net assets at December 31, 2015	1,470	33,353	70,037	63,542

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38	649	1,187	1,091
Total realized gain (loss) on investments
and capital gains distributions	1	1,038	38	2,064
Net unrealized appreciation (depreciation)
of investments	289	(245)	2,774	289
Net increase (decrease) in net assets resulting from
operations	328	1,442	3,999	3,444
Changes from principal transactions:
Total unit transactions	1,719	(3,705)	(4,481)	(4,209)
Increase (decrease) in net assets derived from
principal transactions	1,719	(3,705)	(4,481)	(4,209)
Total increase (decrease) in net assets	2,047	(2,263)	(482)	(765)
Net assets at December 31, 2016	$3,517	$31,090	$69,555	$62,777
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global Equity Portfolio - Class I
Net assets at January 1, 2015	$1,598	$1,371,748	$281	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	11,113	2	(91)
Total realized gain (loss) on investments
and capital gains distributions	109	96,322	26	(129)
Net unrealized appreciation (depreciation)
of investments	(163)	(138,230)	(38)	(6,145)
Net increase (decrease) in net assets resulting from
operations	(36)	(30,795)	(10)	(6,365)
Changes from principal transactions:
Total unit transactions	(154)	(134,040)	19	102,840
Increase (decrease) in net assets derived from
principal transactions	(154)	(134,040)	19	102,840
Total increase (decrease) in net assets	(190)	(164,835)	9	96,475
Net assets at December 31, 2015	1,408	1,206,913	290	96,475

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	10,454	3	1,818
Total realized gain (loss) on investments
and capital gains distributions	150	118,550	27	(1,220)
Net unrealized appreciation (depreciation)
of investments	(55)	(33,272)	(4)	3,735
Net increase (decrease) in net assets resulting from
operations	110	95,732	26	4,333
Changes from principal transactions:
Total unit transactions	(210)	(122,162)	19	(12,622)
Increase (decrease) in net assets derived from
principal transactions	(210)	(122,162)	19	(12,622)
Total increase (decrease) in net assets	(100)	(26,430)	45	(8,289)
Net assets at December 31, 2016	$1,308	$1,180,483	$335	$88,186

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Global Equity Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I
Net assets at January 1, 2015	$—	$348,666	$318	$366,118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(61)	2,034	3	39
Total realized gain (loss) on investments
and capital gains distributions	(59)	13,323	49	55,417
Net unrealized appreciation (depreciation)
of investments	(768)	(15,795)	(50)	(64,084)
Net increase (decrease) in net assets resulting from
operations	(888)	(438)	2	(8,628)
Changes from principal transactions:
Total unit transactions	12,828	(24,766)	(38)	(30,441)
Increase (decrease) in net assets derived from
principal transactions	12,828	(24,766)	(38)	(30,441)
Total increase (decrease) in net assets	11,940	(25,204)	(36)	(39,069)
Net assets at December 31, 2015	11,940	323,462	282	327,049

Increase (decrease) in net assets
Operations:
Net investment income (loss)	160	2,250	3	406
Total realized gain (loss) on investments
and capital gains distributions	(156)	11,232	13	34,488
Net unrealized appreciation (depreciation)
of investments	486	14,930	10	18,699
Net increase (decrease) in net assets resulting from
operations	490	28,412	26	53,593
Changes from principal transactions:
Total unit transactions	(1,172)	(19,737)	(10)	(18,806)
Increase (decrease) in net assets derived from
principal transactions	(1,172)	(19,737)	(10)	(18,806)
Total increase (decrease) in net assets	(682)	8,675	16	34,787
Net assets at December 31, 2016	$11,258	$332,137	$298	$361,836

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I
Net assets at January 1, 2015	$364	$149,688	$278	$26,942

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(94)	1	651
Total realized gain (loss) on investments
and capital gains distributions	73	3,979	8	865
Net unrealized appreciation (depreciation)
of investments	(81)	(9,642)	(19)	(2,367)
Net increase (decrease) in net assets resulting from
operations	(7)	(5,757)	(10)	(851)
Changes from principal transactions:
Total unit transactions	(57)	(9,943)	8	3,777
Increase (decrease) in net assets derived from
principal transactions	(57)	(9,943)	8	3,777
Total increase (decrease) in net assets	(64)	(15,700)	(2)	2,926
Net assets at December 31, 2015	300	133,988	276	29,868

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(135)	1	629
Total realized gain (loss) on investments
and capital gains distributions	69	7,347	48	375
Net unrealized appreciation (depreciation)
of investments	(22)	26,629	12	(1,039)
Net increase (decrease) in net assets resulting from
operations	49	33,841	61	(35)
Changes from principal transactions:
Total unit transactions	(67)	(4,520)	(62)	58
Increase (decrease) in net assets derived from
principal transactions	(67)	(4,520)	(62)	58
Total increase (decrease) in net assets	(18)	29,321	(1)	23
Net assets at December 31, 2016	$282	$163,309	$275	$29,891

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Net assets at January 1, 2015	$7	$18,455	$1,040	$52,083

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	32	6	436
Total realized gain (loss) on investments
and capital gains distributions	—	1,292	23	2,482
Net unrealized appreciation (depreciation)
of investments	—	8	44	(2,184)
Net increase (decrease) in net assets resulting from
operations	—	1,332	73	734
Changes from principal transactions:
Total unit transactions	—	7,528	57	9,191
Increase (decrease) in net assets derived from
principal transactions	—	7,528	57	9,191
Total increase (decrease) in net assets	—	8,860	130	9,925
Net assets at December 31, 2015	7	27,315	1,170	62,008

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	72	9	760
Total realized gain (loss) on investments
and capital gains distributions	—	1,491	91	1,880
Net unrealized appreciation (depreciation)
of investments	—	424	(31)	5,414
Net increase (decrease) in net assets resulting from
operations	—	1,987	69	8,054
Changes from principal transactions:
Total unit transactions	—	11,597	(57)	23,663
Increase (decrease) in net assets derived from
principal transactions	—	11,597	(57)	23,663
Total increase (decrease) in net assets	—	13,584	12	31,717
Net assets at December 31, 2016	$7	$40,899	$1,182	$93,725

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2015	$412	$399	$8,242	$10,138

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	42	(28)
Total realized gain (loss) on investments
and capital gains distributions	13	39	575	923
Net unrealized appreciation (depreciation)
of investments	(11)	(58)	(1,037)	(1,158)
Net increase (decrease) in net assets resulting from
operations	4	(17)	(420)	(263)
Changes from principal transactions:
Total unit transactions	(27)	58	1,696	1,257
Increase (decrease) in net assets derived from
principal transactions	(27)	58	1,696	1,257
Total increase (decrease) in net assets	(23)	41	1,276	994
Net assets at December 31, 2015	389	440	9,518	11,132

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	44	(32)
Total realized gain (loss) on investments
and capital gains distributions	24	30	532	798
Net unrealized appreciation (depreciation)
of investments	9	33	993	(74)
Net increase (decrease) in net assets resulting from
operations	35	65	1,569	692
Changes from principal transactions:
Total unit transactions	(24)	(15)	2,309	993
Increase (decrease) in net assets derived from
principal transactions	(24)	(15)	2,309	993
Total increase (decrease) in net assets	11	50	3,878	1,685
Net assets at December 31, 2016	$400	$490	$13,396	$12,817

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S
Net assets at January 1, 2015	$62,848	$29,802	$151,114	$301

Increase (decrease) in net assets
Operations:
Net investment income (loss)	401	62	(674)	—
Total realized gain (loss) on investments
and capital gains distributions	6,793	3,236	22,734	46
Net unrealized appreciation (depreciation)
of investments	(10,211)	(5,225)	(24,326)	(50)
Net increase (decrease) in net assets resulting from
operations	(3,017)	(1,927)	(2,266)	(4)
Changes from principal transactions:
Total unit transactions	17,827	6,078	(8,043)	17
Increase (decrease) in net assets derived from
principal transactions	17,827	6,078	(8,043)	17
Total increase (decrease) in net assets	14,810	4,151	(10,309)	13
Net assets at December 31, 2015	77,658	33,953	140,805	314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	558	186	(712)	—
Total realized gain (loss) on investments
and capital gains distributions	10,960	4,551	13,332	33
Net unrealized appreciation (depreciation)
of investments	(482)	2,743	19,358	44
Net increase (decrease) in net assets resulting from
operations	11,036	7,480	31,978	77
Changes from principal transactions:
Total unit transactions	16,878	4,349	(3,186)	10
Increase (decrease) in net assets derived from
principal transactions	16,878	4,349	(3,186)	10
Total increase (decrease) in net assets	27,914	11,829	28,792	87
Net assets at December 31, 2016	$105,572	$45,782	$169,597	$401

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2015	$12,284	$131,603	$1,396	$42,392

Increase (decrease) in net assets
Operations:
Net investment income (loss)	184	(1,205)	(8)	(437)
Total realized gain (loss) on investments
and capital gains distributions	(42)	21,290	237	5,993
Net unrealized appreciation (depreciation)
of investments	(229)	(20,540)	(236)	(6,776)
Net increase (decrease) in net assets resulting from
operations	(87)	(455)	(7)	(1,220)
Changes from principal transactions:
Total unit transactions	1,134	(2,699)	(157)	9,179
Increase (decrease) in net assets derived from
principal transactions	1,134	(2,699)	(157)	9,179
Total increase (decrease) in net assets	1,047	(3,154)	(164)	7,959
Net assets at December 31, 2015	13,331	128,449	1,232	50,351

Increase (decrease) in net assets
Operations:
Net investment income (loss)	201	(1,167)	(7)	(485)
Total realized gain (loss) on investments
and capital gains distributions	(61)	13,966	117	5,093
Net unrealized appreciation (depreciation)
of investments	21	(4,756)	(41)	1,640
Net increase (decrease) in net assets resulting from
operations	161	8,043	69	6,248
Changes from principal transactions:
Total unit transactions	2,677	(4,372)	(235)	108
Increase (decrease) in net assets derived from
principal transactions	2,677	(4,372)	(235)	108
Total increase (decrease) in net assets	2,838	3,671	(166)	6,356
Net assets at December 31, 2016	$16,169	$132,120	$1,066	$56,707

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA
Net assets at January 1, 2015	$139	$46,020	$73,151	$68,668

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	308	(593)	(506)
Total realized gain (loss) on investments
and capital gains distributions	24	2,876	24,237	12,497
Net unrealized appreciation (depreciation)
of investments	(25)	(3,521)	(23,911)	(12,873)
Net increase (decrease) in net assets resulting from
operations	(1)	(337)	(267)	(882)
Changes from principal transactions:
Total unit transactions	(17)	(1,430)	(10,513)	(3,655)
Increase (decrease) in net assets derived from
principal transactions	(17)	(1,430)	(10,513)	(3,655)
Total increase (decrease) in net assets	(18)	(1,767)	(10,780)	(4,537)
Net assets at December 31, 2015	121	44,253	62,371	64,131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	172	(421)	(457)
Total realized gain (loss) on investments
and capital gains distributions	16	1,562	16,552	15,559
Net unrealized appreciation (depreciation)
of investments	(2)	(2,635)	(9,342)	(7,234)
Net increase (decrease) in net assets resulting from
operations	14	(901)	6,789	7,868
Changes from principal transactions:
Total unit transactions	(36)	(2,055)	(8,061)	(3,359)
Increase (decrease) in net assets derived from
principal transactions	(36)	(2,055)	(8,061)	(3,359)
Total increase (decrease) in net assets	(22)	(2,956)	(1,272)	4,509
Net assets at December 31, 2016	$99	$41,297	$61,099	$68,640

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Small Cap Value Fund - Class A	Wells Fargo Small Company Growth Fund - Administrator Class
Net assets at January 1, 2015	$4,859	$132,246	$108	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	1,202	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	1,030	6,653	25	—
Net unrealized appreciation (depreciation)
of investments	(1,118)	(9,504)	(36)	—
Net increase (decrease) in net assets resulting from
operations	(40)	(1,649)	(12)	—
Changes from principal transactions:
Total unit transactions	(1,883)	(3,407)	(1)	—
Increase (decrease) in net assets derived from
principal transactions	(1,883)	(3,407)	(1)	—
Total increase (decrease) in net assets	(1,923)	(5,056)	(13)	—
Net assets at December 31, 2015	2,936	127,190	95	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	1,265	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	235	7,118	2	2
Net unrealized appreciation (depreciation)
of investments	31	8,003	34	3
Net increase (decrease) in net assets resulting from
operations	294	16,386	35	4
Changes from principal transactions:
Total unit transactions	(506)	9,245	23	212
Increase (decrease) in net assets derived from
principal transactions	(506)	9,245	23	212
Total increase (decrease) in net assets	(212)	25,631	58	216
Net assets at December 31, 2016	$2,724	$152,821	$153	$216

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2016 and 2015
(Dollars in thousands)

Wells Fargo Special Small Cap Value Fund - Class A
Net assets at January 1, 2015	$118,489

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(510)
Total realized gain (loss) on investments
and capital gains distributions	1,859
Net unrealized appreciation (depreciation)
of investments	(7,715)
Net increase (decrease) in net assets resulting from
operations	(6,366)
Changes from principal transactions:
Total unit transactions	(8,487)
Increase (decrease) in net assets derived from
principal transactions	(8,487)
Total increase (decrease) in net assets	(14,853)
Net assets at December 31, 2015	103,636

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(546)
Total realized gain (loss) on investments
and capital gains distributions	5,167
Net unrealized appreciation (depreciation)
of investments	22,683
Net increase (decrease) in net assets resulting from
operations	27,304
Changes from principal transactions:
Total unit transactions	(6,745)
Increase (decrease) in net assets derived from
principal transactions	(6,745)
Total increase (decrease) in net assets	20,559
Net assets at December 31, 2016	$124,195

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”) was established by (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings. ING continues to hold certain warrants to purchase shares of Voya Financial, Inc. common stock.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2016, the Account had 326 investment divisions (the “Divisions”), 171 of which invest in independently managed mutual funds and 155 of which invest in mutual funds managed by affiliates, either Voya Investments, LLC (“VIL”) or Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”).

The Divisions with asset balances at December 31, 2016 and related Trusts are as follows:

AB Growth and Income Fund, Inc.:
AB Growth and Income Fund - Class A
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A

AIM International Mutual Funds:
Invesco International Growth Fund - Class R5
AIM Investment Funds:
Invesco Endeavor Fund - Class A
Invesco Global Health Care Fund - Investor Class
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5
AIM Sector Funds:
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Small Cap Value Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Alger Funds:
Alger Capital Appreciation Fund - Class A
Alger Funds II:
Alger Green Fund - Class A
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3
Fundamental InvestorsSM - Class R-4
American Mutual Fund®:
American Mutual Fund® - Class R-4
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4

Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio
Capital Income Builder®:
Capital Income Builder® - Class R-4
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A
ColumbiaSM Acorn® Fund - Class Z
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A
Columbia Mid Cap Value Fund - Class Z
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series Inc.:
Davis Financial Fund - Class Y
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class
Emerging Markets Core Equity Portfolio - Institutional Class
U.S. Targeted Value Portfolio - Institutional Class
Dodge & Cox Funds:
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR
Growth Fund of America®:
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Income Fund of America®:
Income Fund of America® - Class R-3
Ivy Funds:
Ivy Science and Technology Fund - Class Y
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares
Janus Aspen Series Enterprise Portfolio - Institutional Shares
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Janus Aspen Series Global Research Portfolio - Institutional Shares
Janus Aspen Series Janus Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class
JPMorgan Government Bond Fund - Select Class
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Loomis Sayles Value Fund - Class Y
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A

Lord Abbett Investment Trust (continued):
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I
Metropolitan West Total Return Bond Fund - Class M
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3
MFS® Series Trust X:
MFS® International Value Fund - Class R3
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class
Neuberger Berman Socially Responsive Fund - Institutional Class
Neuberger Berman Socially Responsive Fund - Trust Class
New Perspective Fund®:
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund®, Inc.:
New World Fund® - Class R-4
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small Company Fund:
Oppenheimer International Small-Mid Company Fund - Class Y
Oppenheimer Main Street Fund:
Oppenheimer Main Street Fund® - Class A
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Oppenheimer Variable Account Funds (continued):
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares
Pax World Funds Series Trust I:
Pax Balanced Fund - Individual Investor Class
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K
Columbia Diversified Equity Income Fund - Class R4
Royce Fund:
Royce Total Return Fund - K Class
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
TCW Funds Inc:
TCW Total Return Bond Fund - Class N
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4

Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Equity Trust:
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Large-Cap Growth Fund - Class A
Voya Funds Trust:
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class
VY® FMR® Diversified Mid Cap Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Investors Trust (continued):
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Institutional Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service Class

Voya Partners, Inc. (continued):
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Partners, Inc. (continued):
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S

Voya Variable Portfolios, Inc. (continued):
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3
Washington Mutual Investors FundSM - Class R-4
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Special Small Cap Value Fund - Class A

The names of certain Trusts and Divisions were changed during 2016. The following is a summary of current and former names for those Divisions:

Current Name
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N
Voya Equity Trust:
Voya Large-Cap Growth Fund - Class A
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S

Former Name
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N
Voya Equity Trust:
Voya Growth Opportunities Fund - Class A
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I
Voya Variable Portfolios, Inc.:
Voya Global Value Advantage Portfolio - Class I
Voya Global Value Advantage Portfolio - Class S

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

During 2016, the following Divisions were closed to contract owners:

Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares
Lazard US Mid Cap Equity Portfolio - Open Shares
LKCM Funds:
LKCM Aquinas Growth Fund
Nuveen Investment Trust:
Nuveen U.S. Infrastructure Bond Fund - Class I

Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT Portfolio - Class I
Voya Investors Trust:
VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class
Voya Partners, Inc.:
VY® Fidelity® VIP Mid Cap Portfolio - Service Class

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements were issued.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2016 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2016. The Account had no liabilities as of December 31, 2016.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $75 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.5% of each premium payment if the Contract is surrendered or a

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

n excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For certain Contracts, an annual charge ranging from 0.50% to 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Transfer Asset Benefit option, as specified in the Contract. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions
During the year ended December 31, 2016, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to Voya Investors Trust and Voya Partners, Inc. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Mutual Funds, Voya Partners, Inc., Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.18% to 1.07% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2016 follow:

	Purchases	Sales
	(Dollars in thousands)
AB Growth and Income Fund, Inc.:
AB Growth and Income Fund - Class A	$22	$19
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	239	98
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	5,008	274
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	45	13
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	909	797
Invesco Small Cap Growth Fund - Class A	18	22
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	154	48
AIM Investment Funds:
Invesco Endeavor Fund - Class A	8	10
Invesco Global Health Care Fund - Investor Class	33	69
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	141	37
AIM Sector Funds:
Invesco American Value Fund - Class R5	291	498
Invesco Energy Fund - Class R5	35	10
Invesco Small Cap Value Fund - Class A	46	70
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	3,094	4,059
Invesco V.I. Core Equity Fund - Series I Shares	3,267	4,174
Alger Funds:
Alger Capital Appreciation Fund - Class A	156	915
Alger Funds II:
Alger Green Fund - Class A	690	689
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	26	3
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	22
AllianzGI NFJ Small-Cap Value Fund - Class A	106	180
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	6,910	5,299
Amana Income Fund - Investor Class	8,239	8,189
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	679	1,620
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	73	10
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	6,622	7,229
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	1,399	2,013

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	$254	$244
Fundamental InvestorsSM - Class R-4	13,505	6,450
American Mutual Fund®:
American Mutual Fund® - Class R-4	1,486	293
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	5,081	6,089
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	104	165
Ariel Fund - Investor Class	2,061	3,228
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	1,015	3,115
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	309	312
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	1,270	135
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	5,614	4,775
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	61	5
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	4,038	3,190
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	2,487	2,545
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	5,048	5,930
Capital Income Builder®:
Capital Income Builder® - Class R-4	2,879	326
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	128	217
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	5,010	3,123
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A	18	10
ColumbiaSM Acorn® Fund - Class Z	2	7
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	1,622	1,856
Columbia Mid Cap Value Fund - Class Z	—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	24	65
Davis Series Inc.:
Davis Financial Fund - Class Y	50	2
Delaware Group® Adviser Funds:
Delaware Diversified Income Fund - Class A	509	773
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	4,819	156
Delaware Group® Equity Funds V:
Delaware Small Cap Value Fund - Class A	1,775	462
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S	10	23

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	$563	$59
Emerging Markets Core Equity Portfolio - Institutional Class	547	34
U.S. Targeted Value Portfolio - Institutional Class	5,533	270
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	89	249
Dodge & Cox Stock Fund	70	125
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S	167	193
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	6	95
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	506	1,614
EuroPacific Growth Fund® - Class R-4	11,782	23,915
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	539	285
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	26,231	31,125
Fidelity® VIP Growth Portfolio - Initial Class	28,679	29,090
Fidelity® VIP High Income Portfolio - Initial Class	1,673	1,718
Fidelity® VIP Overseas Portfolio - Initial Class	1,926	4,530
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	112,375	130,367
Fidelity® VIP Index 500 Portfolio - Initial Class	14,595	10,411
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	4	—
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	2,041	3,182
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	264	331
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	115	129
Franklin Natural Resources Fund - Advisor Class	52	32
Franklin Small-Mid Cap Growth Fund - Class A	51	75
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	24,485	11,865
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR	6	2
Growth Fund of America®:
Growth Fund of America® - Class R-3	1,630	3,497
Growth Fund of America® - Class R-4	29,278	36,710
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—
The Hartford Dividend And Growth Fund - Class R4	1	1
The Hartford International Opportunities Fund - Class R4	171	14
Income Fund of America®:
Income Fund of America® - Class R-3	270	1,118
Ivy Equity Funds:
Ivy Science and Technology Fund - Class Y	2,255	1,211

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	$6	$12
Janus Aspen Series Enterprise Portfolio - Institutional Shares	30	48
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	—	23
Janus Aspen Series Global Research Portfolio - Institutional Shares	3	16
Janus Aspen Series Janus Portfolio - Institutional Shares	5	33
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class	439	25
JPMorgan Government Bond Fund - Select Class	480	484
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	—	—
Lazard International Equity Portfolio - Open Shares	404	118
Lazard US Mid Cap Equity Portfolio - Open Shares	224	5,285
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	106	28
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	455	5
LKCM Aquinas Growth Fund	59	414
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	2,273	1,464
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	510	536
Loomis Sayles Value Fund - Class Y	16	2
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	22	91
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	6	25
Lord Abbett Short Duration Income Fund - Class R4	2,930	322
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	72	174
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	220	216
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	62	158
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	7,383	10,879
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	—	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	12	35
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I	7,841	702
Metropolitan West Total Return Bond Fund - Class M	6,374	4,100
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	9	—
MFS® Series Trust X:
MFS® International Value Fund - Class R3	214	10
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	124	56

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Neuberger Berman Equity Funds® (continued):
Neuberger Berman Socially Responsive Fund - Institutional Class	$1,014	$84
Neuberger Berman Socially Responsive Fund - Trust Class	1,816	1,527
New Perspective Fund®:
New Perspective Fund® - Class R-3	562	843
New Perspective Fund® - Class R-4	19,410	11,889
New World Fund®, Inc.:
New World Fund® - Class R-4	149	13
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	1,515	603
Nuveen Investment Trust:
Nuveen U.S. Infrastructure Bond Fund - Class I	999	1,868
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	9	24
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	6,344	19,178
Oppenheimer Developing Markets Fund - Class Y	4,253	4,867
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	14	6
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	126	12
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y	164	17
Oppenheimer International Small Company Fund:
Oppenheimer International Small-Mid Company Fund - Class Y	229	29
Oppenheimer Main Street Fund:
Oppenheimer Main Street Fund® - Class A	210	32
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	1	1
Oppenheimer Global Fund/VA	16	14
Oppenheimer Global Strategic Income Fund/VA	4	12
Oppenheimer Main Street Fund®/VA	9	9
Oppenheimer Main Street Small Cap Fund®/VA	2,810	3,729
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	4,722	2,121
Pax World Funds Series Trust I:
Pax Balanced Fund - Individual Investor Class	2,882	6,180
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	1,838	902
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	7,657	13,713
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	4,340	944
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	216	884
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	197	434
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	1,614	2,341

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Pioneer Variable Contracts Trust (continued):
Pioneer Equity Income VCT Portfolio - Class I	$43	$107
Pioneer High Yield VCT Portfolio - Class I	2,608	3,375
Pioneer Mid Cap Value VCT Portfolio - Class I	3	3
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z	39	4
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	897	1,880
Columbia Diversified Equity Income Fund - Class R4	13	14
Royce Fund:
Royce Total Return Fund - K Class	1	—
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	3,968	311
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	2,156	2,439
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	9,153	674
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	217	52
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	64	37
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	5,880	2,210
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	55	87
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	2,403	8,027
Templeton Global Bond Fund - Class A	6,150	24,947
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	12	—
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	—	44
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	4,322	148
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	14,732	9,292
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	15	31
Equity Income Portfolio	35	80
Small Company Growth Portfolio	6	—
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	78	22
Victory Sycamore Established Value Fund - Class A	1,715	117
Victory Sycamore Small Company Opportunity Fund - Class R	8	5
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	6,129	28,668
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	11	47
Voya Real Estate Fund - Class A	160	676

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Equity Trust (continued):
Voya Large-Cap Growth Fund - Class A	$38	$1
Voya Funds Trust:
Voya Floating Rate Fund - Class A	166	17
Voya GNMA Income Fund - Class A	930	966
Voya Intermediate Bond Fund - Class A	278	946
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	29,750	49,744
Voya Intermediate Bond Portfolio - Class S	194	263
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	4,853	1,980
Voya High Yield Portfolio - Adviser Class	12	10
Voya High Yield Portfolio - Institutional Class	6,273	4,650
Voya High Yield Portfolio - Service Class	4,595	4,079
Voya Large Cap Growth Portfolio - Adviser Class	20	47
Voya Large Cap Growth Portfolio - Institutional Class	70,474	42,208
Voya Large Cap Growth Portfolio - Service Class	2,454	904
Voya Large Cap Value Portfolio - Adviser Class	1	2
Voya Large Cap Value Portfolio - Institutional Class	19,569	40,235
Voya Large Cap Value Portfolio - Service Class	355	477
Voya Limited Maturity Bond Portfolio - Adviser Class	36	63
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	1,349	2,767
Voya Multi-Manager Large Cap Core Portfolio - Service Class	58	70
Voya U.S. Stock Index Portfolio - Institutional Class	6,230	1,902
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	19	10
VY® Clarion Global Real Estate Portfolio - Adviser Class	39	5
VY® Clarion Global Real Estate Portfolio - Institutional Class	7,490	10,774
VY® Clarion Real Estate Portfolio - Adviser Class	52	—
VY® Clarion Real Estate Portfolio - Institutional Class	136	336
VY® Clarion Real Estate Portfolio - Service Class	5,409	7,917
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	5,722	7,713
VY® FMR® Diversified Mid Cap Portfolio - Service Class	5,747	6,512
VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class	3	31
VY® Invesco Growth and Income Portfolio - Institutional Class	6,390	3,161
VY® Invesco Growth and Income Portfolio - Service Class	5,797	4,429
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	52	34
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	2,644	2,397
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	3,661	3,142
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	3	17
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	7,826	3,067
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	5,396	2,922
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	24	—
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	161	120
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	60,558	9,651
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	128,467	26,668
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	274	304
VY® T. Rowe Price Equity Income Portfolio - Service Class	15,682	11,922
VY® T. Rowe Price International Stock Portfolio - Adviser Class	5	7
VY® T. Rowe Price International Stock Portfolio - Service Class	716	1,181

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
VY® Templeton Global Growth Portfolio - Institutional Class	$380	$227
VY® Templeton Global Growth Portfolio - Service Class	1,992	1,123
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	62,791	60,713
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	20	19
Voya Multi-Manager International Small Cap Fund - Class A	11	30
Voya Multi-Manager International Small Cap Fund - Class I	239	211
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	54	52
Voya Global Bond Portfolio - Initial Class	5,432	10,935
Voya Global Bond Portfolio - Service Class	126	302
Voya Index Solution 2025 Portfolio - Initial Class	2,796	546
Voya Index Solution 2025 Portfolio - Service Class	1,417	1,129
Voya Index Solution 2025 Portfolio - Service 2 Class	1,023	273
Voya Index Solution 2035 Portfolio - Initial Class	2,935	495
Voya Index Solution 2035 Portfolio - Service Class	1,431	981
Voya Index Solution 2035 Portfolio - Service 2 Class	713	321
Voya Index Solution 2045 Portfolio - Initial Class	3,464	226
Voya Index Solution 2045 Portfolio - Service Class	925	380
Voya Index Solution 2045 Portfolio - Service 2 Class	773	68
Voya Index Solution 2055 Portfolio - Initial Class	1,040	210
Voya Index Solution 2055 Portfolio - Service Class	505	227
Voya Index Solution 2055 Portfolio - Service 2 Class	366	64
Voya Index Solution Income Portfolio - Initial Class	815	368
Voya Index Solution Income Portfolio - Service Class	396	820
Voya Index Solution Income Portfolio - Service 2 Class	200	371
Voya Solution 2025 Portfolio - Adviser Class	51	35
Voya Solution 2025 Portfolio - Initial Class	1,088	824
Voya Solution 2025 Portfolio - Service Class	22,685	13,315
Voya Solution 2025 Portfolio - Service 2 Class	2,830	4,210
Voya Solution 2035 Portfolio - Adviser Class	241	11
Voya Solution 2035 Portfolio - Initial Class	1,052	1,478
Voya Solution 2035 Portfolio - Service Class	23,949	10,537
Voya Solution 2035 Portfolio - Service 2 Class	2,927	1,553
Voya Solution 2045 Portfolio - Adviser Class	3	—
Voya Solution 2045 Portfolio - Initial Class	895	465
Voya Solution 2045 Portfolio - Service Class	18,724	5,936
Voya Solution 2045 Portfolio - Service 2 Class	1,860	1,117
Voya Solution 2055 Portfolio - Initial Class	468	547
Voya Solution 2055 Portfolio - Service Class	5,916	1,444
Voya Solution 2055 Portfolio - Service 2 Class	664	377
Voya Solution Balanced Portfolio - Service Class	1,242	953
Voya Solution Income Portfolio - Adviser Class	113	90
Voya Solution Income Portfolio - Initial Class	1,234	1,275
Voya Solution Income Portfolio - Service Class	4,104	13,341
Voya Solution Income Portfolio - Service 2 Class	1,276	2,759
Voya Solution Moderately Conservative Portfolio - Service Class	1,380	645

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	$26	$36
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	11,227	1,558
VY® American Century Small-Mid Cap Value Portfolio - Service Class	16,243	5,603
VY® Baron Growth Portfolio - Adviser Class	49	47
VY® Baron Growth Portfolio - Service Class	16,741	27,380
VY® Columbia Contrarian Core Portfolio - Service Class	2,492	2,833
VY® Columbia Small Cap Value II Portfolio - Adviser Class	7	145
VY® Columbia Small Cap Value II Portfolio - Service Class	1,389	1,367
VY® Fidelity® VIP Mid Cap Portfolio - Service Class	600	3,387
VY® Invesco Comstock Portfolio - Adviser Class	25	100
VY® Invesco Comstock Portfolio - Service Class	3,621	9,856
VY® Invesco Equity and Income Portfolio - Adviser Class	123	190
VY® Invesco Equity and Income Portfolio - Initial Class	23,232	38,076
VY® Invesco Equity and Income Portfolio - Service Class	244	110
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	84	53
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	2,115	1,079
VY® JPMorgan Mid Cap Value Portfolio - Service Class	11,190	7,424
VY® Oppenheimer Global Portfolio - Adviser Class	50	164
VY® Oppenheimer Global Portfolio - Initial Class	45,625	51,842
VY® Oppenheimer Global Portfolio - Service Class	200	166
VY® Pioneer High Yield Portfolio - Initial Class	5,909	8,390
VY® Pioneer High Yield Portfolio - Service Class	185	143
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	44	83
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	56,610	41,256
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	295	160
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	495	620
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	56,696	41,939
VY® T. Rowe Price Growth Equity Portfolio - Service Class	672	911
VY® Templeton Foreign Equity Portfolio - Adviser Class	14	129
VY® Templeton Foreign Equity Portfolio - Initial Class	4,257	9,961
VY® Templeton Foreign Equity Portfolio - Service Class	41	93
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	2,974	1,217
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	3,888	6,944
Voya Strategic Allocation Growth Portfolio - Class I	4,039	7,333
Voya Strategic Allocation Moderate Portfolio - Class I	4,674	7,793
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	139	225
Voya Growth and Income Portfolio - Class I	119,074	136,675
Voya Growth and Income Portfolio - Class S	88	40
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	4,653	15,457
Voya Global Equity Portfolio - Class S	922	1,935
Voya Index Plus LargeCap Portfolio - Class I	10,709	28,196
Voya Index Plus LargeCap Portfolio - Class S	26	33
Voya Index Plus MidCap Portfolio - Class I	42,084	28,694
Voya Index Plus MidCap Portfolio - Class S	101	132

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc. (continued):
Voya Index Plus SmallCap Portfolio - Class I	$11,974	$12,702
Voya Index Plus SmallCap Portfolio - Class S	35	88
Voya International Index Portfolio - Class I	5,189	4,503
Voya International Index Portfolio - Class S	—	—
Voya Russell™ Large Cap Growth Index Portfolio - Class I	15,926	4,257
Voya Russell™ Large Cap Growth Index Portfolio - Class S	144	192
Voya Russell™ Large Cap Index Portfolio - Class I	29,002	4,579
Voya Russell™ Large Cap Index Portfolio - Class S	76	99
Voya Russell™ Large Cap Value Index Portfolio - Class I	138	144
Voya Russell™ Large Cap Value Index Portfolio - Class S	4,478	1,970
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	3,036	2,075
Voya Russell™ Mid Cap Index Portfolio - Class I	31,738	3,975
Voya Russell™ Small Cap Index Portfolio - Class I	12,181	3,452
Voya Small Company Portfolio - Class I	20,788	11,381
Voya Small Company Portfolio - Class S	51	10
Voya U.S. Bond Index Portfolio - Class I	6,301	3,401
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	21,452	12,824
Voya MidCap Opportunities Portfolio - Class S	184	293
Voya SmallCap Opportunities Portfolio - Class I	9,773	5,648
Voya SmallCap Opportunities Portfolio - Class S	13	38
Wanger Advisors Trust:
Wanger International	7,083	5,393
Wanger Select	19,504	9,516
Wanger USA	20,760	7,382
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	555	916
Washington Mutual Investors FundSM - Class R-4	24,692	7,632
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A	60	21
Wells Fargo Small Company Growth Fund - Administrator Class	233	22
Wells Fargo Special Small Cap Value Fund - Class A	6,287	11,482

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB Growth and Income Fund, Inc.:
AB Growth and Income Fund - Class A	577	1,001	(424)	8,765	10,671	(1,906)
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	11,028	5,212	5,816	11,401	9,457	1,944
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	575,390	40,021	535,369	256,354	7,638	248,716
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	4,200	1,342	2,858	1,774	70	1,704
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	49,441	59,557	(10,116)	85,409	98,549	(13,140)
Invesco Small Cap Growth Fund - Class A	523	942	(419)	853	1,365	(512)
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	15,745	6,992	8,753	44,961	40,004	4,957
AIM Investment Funds:
Invesco Endeavor Fund - Class A	465	532	(67)	310	2,233	(1,923)
Invesco Global Health Care Fund - Investor Class	504	1,072	(568)	4,253	6,861	(2,608)
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	13,732	4,077	9,655	15,076	2,236	12,840
AIM Sector Funds:
Invesco American Value Fund - Class R5	34,282	55,245	(20,963)	—	—	—
Invesco Energy Fund - Class R5	6,100	1,687	4,413	—	—	—
Invesco Small Cap Value Fund - Class A	5,843	7,194	(1,351)	—	—	—
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	107,740	189,861	(82,121)	—	—	—
Invesco V.I. Core Equity Fund - Series I Shares	421,015	627,952	(206,937)	—	—	—
Alger Funds:
Alger Capital Appreciation Fund - Class A	7,850	41,435	(33,585)	25,412	33,369	(7,957)
Alger Funds II:
Alger Green Fund - Class A	38,546	43,136	(4,590)	108,661	114,117	(5,456)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	463	67	396	867	349	518
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	1,670	(1,670)	—	—	—
AllianzGI NFJ Small-Cap Value Fund - Class A	6,918	10,475	(3,557)	10,448	9,046	1,402
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	280,853	423,645	(142,792)	1,091,832	1,334,467	(242,635)
Amana Income Fund - Investor Class	568,626	693,878	(125,252)	1,975,270	2,411,533	(436,263)
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	81,982	135,508	(53,526)	68,600	185,810	(117,210)
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	7,557	2,405	5,152	19,309	13,459	5,850
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	690,410	761,166	(70,756)	1,301,692	1,627,492	(325,800)
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	81,453	134,618	(53,165)	749,533	795,864	(46,331)
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	30,588	33,649	(3,061)	39,184	95,572	(56,388)
Fundamental InvestorsSM - Class R-4	1,098,205	835,829	262,376	1,327,446	1,110,780	216,666
American Mutual Fund®:
American Mutual Fund® - Class R-4	80,642	22,709	57,933	87,654	22,335	65,319
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	361,538	522,299	(160,761)	971,544	1,480,780	(509,236)
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	3,357	7,918	(4,561)	—	—	—
Ariel Fund - Investor Class	137,828	238,007	(100,179)	—	—	—
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	192,842	399,989	(207,147)	487,906	296,467	191,439
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	45,435	50,551	(5,116)	17,894	40,137	(22,243)
BlackRock FundsSM:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	123,771	16,428	107,343	17,140	241	16,899
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	815,132	736,175	78,957	1,536,043	295,234	1,240,809

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	5,355	501	4,854	5,937	991	4,946
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	190,166	186,174	3,992	426,513	549,033	(122,520)
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	286,169	297,646	(11,477)	362,225	290,801	71,424
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	272,614	340,326	(67,712)	583,669	668,304	(84,635)
Capital Income Builder®:
Capital Income Builder® - Class R-4	318,458	62,885	255,573	44,231	8,760	35,471
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	20,346	27,035	(6,689)	13,673	8,509	5,164
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	318,184	271,416	46,768	411,623	340,986	70,637
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A	1,312	1,745	(433)	115	2,823	(2,708)
ColumbiaSM Acorn® Fund - Class Z	81	480	(399)	—	3,326	(3,326)
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	98,316	154,563	(56,247)	135,026	222,366	(87,340)
Columbia Mid Cap Value Fund - Class Z	—	—	—	—	—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	1,515	3,781	(2,266)	3,161	1,858	1,303
Davis Series Inc.:
Davis Financial Fund - Class Y	4,244	260	3,984	100	—	100
Delaware Group® Adviser Funds:
Delaware Diversified Income Fund - Class A	50,624	86,790	(36,166)	702,421	693,477	8,944
Delaware Group® Equity Funds IV:
Delaware Smid Cap Growth Fund - Institutional Class	355,518	20,187	335,331	141,426	1,860	139,566
Delaware Group® Equity Funds V:
Delaware Small Cap Value Fund - Class A	142,888	51,206	91,682	56,373	26,538	29,835
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S	909	2,085	(1,176)	789	469	320

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
DFA Investment Dimensions Group Inc.:
DFA Inflation-Protected Securities Portfolio - Institutional Class	53,516	5,690	47,826	3,691	257	3,434
Emerging Markets Core Equity Portfolio - Institutional Class	59,980	4,570	55,410	22,799	207	22,592
U.S. Targeted Value Portfolio - Institutional Class	554,315	38,138	516,177	274,969	7,718	267,251
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	9,084	20,785	(11,701)	8,644	9,810	(1,166)
Dodge & Cox Stock Fund	3,668	7,741	(4,073)	5,442	3,150	2,292
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S	4,031	8,181	(4,150)	—	—	—
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	293	4,584	(4,291)	613	774	(161)
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	99,759	155,738	(55,979)	92,554	127,423	(34,869)
EuroPacific Growth Fund® - Class R-4	1,872,348	2,486,129	(613,781)	5,169,893	5,547,179	(377,286)
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	45,879	26,194	19,685	—	—	—
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,490,423	3,286,986	(796,563)	3,024,991	4,186,559	(1,161,568)
Fidelity® VIP Growth Portfolio - Initial Class	1,551,193	2,351,576	(800,383)	1,283,570	2,045,856	(762,286)
Fidelity® VIP High Income Portfolio - Initial Class	154,264	187,684	(33,420)	921,688	1,001,754	(80,066)
Fidelity® VIP Overseas Portfolio - Initial Class	196,591	353,216	(156,625)	740,448	752,988	(12,540)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	7,074,074	9,411,938	(2,337,864)	9,338,983	13,429,832	(4,090,849)
Fidelity® VIP Index 500 Portfolio - Initial Class	522,169	448,119	74,050	4,482,826	4,470,148	12,678
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	232	—	232	—	—	—
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	63,749	134,157	(70,408)	798,412	834,385	(35,973)
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	20,991	26,752	(5,761)	26,860	62,976	(36,116)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	9,601	10,730	(1,129)	17,879	3,599	14,280

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Strategic Series (continued):
Franklin Natural Resources Fund - Advisor Class	8,869	4,935	3,934	630	22	608
Franklin Small-Mid Cap Growth Fund - Class A	5,187	6,820	(1,633)	7,249	7,866	(617)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	1,288,610	1,423,183	(134,573)	1,521,407	2,182,234	(660,827)
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR	553	80	473	570	—	570
Growth Fund of America®:
Growth Fund of America® - Class R-3	185,355	294,959	(109,604)	168,488	330,496	(162,008)
Growth Fund of America® - Class R-4	1,402,556	2,601,751	(1,199,195)	5,377,131	6,574,765	(1,197,634)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—	—	1	—	1
The Hartford Dividend And Growth Fund - Class R4	20	42	(22)	39	—	39
The Hartford International Opportunities Fund - Class R4	16,471	1,308	15,163	—	—	—
Income Fund of America®:
Income Fund of America® - Class R-3	47,565	92,015	(44,450)	30,995	58,913	(27,918)
Ivy Equity Funds:
Ivy Science and Technology Fund - Class Y	262,765	151,709	111,056	222,168	45,199	176,969
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	46	227	(181)	65	352	(287)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	216	1,123	(907)	391	1,224	(833)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	—	851	(851)	142	261	(119)
Janus Aspen Series Global Research Portfolio - Institutional Shares	95	1,038	(943)	208	1,098	(890)
Janus Aspen Series Janus Portfolio - Institutional Shares	48	1,364	(1,316)	57	89	(32)
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class	38,993	2,263	36,730	19,596	2,523	17,073
JPMorgan Government Bond Fund - Select Class	43,993	46,564	(2,571)	133,330	79,978	53,352
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	—	5	(5)	2	—	2
Lazard International Equity Portfolio - Open Shares	40,409	11,704	28,705	—	—	—
Lazard US Mid Cap Equity Portfolio - Open Shares	—	418,887	(418,887)	234,948	138,506	96,442

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	8,818	2,766	6,052	27,530	2,297	25,233
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	42,254	382	41,872	—	—	—
LKCM Aquinas Growth Fund	—	26,589	(26,589)	2,944	1,422	1,522
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	95,650	109,887	(14,237)	131,685	203,356	(71,671)
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	49,985	53,796	(3,811)	216,835	132,612	84,223
Loomis Sayles Value Fund - Class Y	1,473	237	1,236	1,268	318	950
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	2,665	5,991	(3,326)	3,064	1,735	1,329
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	3,480	5,136	(1,656)	3,631	109,785	(106,154)
Lord Abbett Short Duration Income Fund - Class R4	289,325	33,130	256,195	—	—	—
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	3,445	7,878	(4,433)	24,421	36,224	(11,803)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	16,428	21,397	(4,969)	7,798	9,793	(1,995)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	7,223	13,203	(5,980)	10,370	8,242	2,128
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	976,569	1,328,436	(351,867)	1,699,797	2,050,593	(350,796)
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	—	—	—	—	—	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	1,326	2,599	(1,273)	5,833	33,914	(28,081)
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I	758,786	85,411	673,375	384,019	16,153	367,866
Metropolitan West Total Return Bond Fund - Class M	787,947	605,736	182,211	1,041,430	525,135	516,295
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	834	—	834	3,715	17	3,698

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
MFS® Series Trust X:
MFS® International Value Fund - Class R3	20,023	895	19,128	7,682	307	7,375
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	5,214	3,120	2,094	5,133	2,901	2,232
Neuberger Berman Socially Responsive Fund - Institutional Class	93,855	10,930	82,925	38,523	659	37,864
Neuberger Berman Socially Responsive Fund - Trust Class	111,998	142,149	(30,151)	134,641	213,704	(79,063)
New Perspective Fund®:
New Perspective Fund® - Class R-3	31,297	46,316	(15,019)	29,935	36,124	(6,189)
New Perspective Fund® - Class R-4	1,213,499	1,063,810	149,689	1,855,348	1,712,312	143,036
New World Fund®, Inc.:
New World Fund® - Class R-4	16,909	2,170	14,739	18,096	394	17,702
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	148,532	76,142	72,390	200,934	208,697	(7,763)
Nuveen Investment Trust:
Nuveen U.S. Infrastructure Bond Fund - Class I	—	41,417	(41,417)	81,085	49,529	31,556
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	433	1,472	(1,039)	76	1,323	(1,247)
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	429,045	634,450	(205,405)	1,711,719	1,977,076	(265,357)
Oppenheimer Developing Markets Fund - Class Y	529,383	596,697	(67,314)	546,983	473,223	73,760
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	2,001	1,614	387	3,326	1,289	2,037
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	10,286	883	9,403	3,214	3,186	28
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y	17,959	1,963	15,996	13,081	1,875	11,206
Oppenheimer International Small Company Fund:
Oppenheimer International Small-Mid Company Fund - Class Y	21,352	2,746	18,606	13,876	529	13,347
Oppenheimer Main Street Fund:
Oppenheimer Main Street Fund® - Class A	19,700	3,148	16,552	—	—	—
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	11,881	12,005	(124)	12,585	12,711	(126)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Oppenheimer Variable Account Funds (continued):
Oppenheimer Global Fund/VA	32	360	(328)	139	234	(95)
Oppenheimer Global Strategic Income Fund/VA	6	545	(539)	54	—	54
Oppenheimer Main Street Small Cap Fund®/VA	47,087	47,568	(481)	70,912	71,608	(696)
Oppenheimer Main Street Small Cap Fund®/VA	213,300	298,108	(84,808)	331,804	412,660	(80,856)
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	306,576	200,670	105,906	1,894,695	1,621,254	273,441
Pax World Funds Series Trust I:
Pax Balanced Fund - Individual Investor Class	222,729	471,915	(249,186)	1,080,917	1,319,582	(238,665)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	343,211	184,654	158,557	127,538	31,275	96,263
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	859,617	1,358,086	(498,469)	2,661,016	4,127,334	(1,466,318)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	216,437	94,060	122,377	871,989	738,433	133,556
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	27,150	66,966	(39,816)	26,386	37,121	(10,735)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	13,081	33,553	(20,472)	31,753	42,918	(11,165)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	351,769	462,014	(110,245)	465,166	638,409	(173,243)
Pioneer Equity Income VCT Portfolio - Class I	1,731	4,363	(2,632)	2,259	52	2,207
Pioneer High Yield VCT Portfolio - Class I	170,159	259,646	(89,487)	228,484	424,842	(196,358)
Pioneer Mid Cap Value VCT Portfolio - Class I	110	110	—	—	—	—
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z	3,431	527	2,904	4,115	1,657	2,458
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	69,985	157,312	(87,327)	164,644	214,060	(49,416)
Columbia Diversified Equity Income Fund - Class R4	733	979	(246)	949	1,682	(733)
Royce Fund:
Royce Total Return Fund - K Class	134	120	14	15	—	15

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	413,938	72,542	341,396	54,675	6,962	47,713
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	238,881	253,863	(14,982)	475,133	282,207	192,926
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	847,082	75,173	771,909	363,391	5,469	357,922
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	12,371	8,801	3,570	6,440	9,843	(3,403)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	3,398	2,263	1,135	4,764	8,483	(3,719)
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	632,847	284,768	348,079	299,585	50,785	248,800
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	13,998	16,500	(2,502)	14,923	77,559	(62,636)
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	295,018	902,902	(607,884)	445,912	866,121	(420,209)
Templeton Global Bond Fund - Class A	676,302	1,558,300	(881,998)	1,446,646	2,566,812	(1,120,166)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	1,165	6	1,159	1,546	3	1,543
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	27	3,634	(3,607)	894	636	258
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	416,934	21,957	394,977	162,835	3,218	159,617
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	4,438,309	3,403,302	1,035,007	2,813,741	2,566,661	247,080
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	241	1,411	(1,170)	302	99	203
Equity Income Portfolio	7,789	10,500	(2,711)	1,949	2,442	(493)
Small Company Growth Portfolio	159	1	158	124	1	123
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	7,117	2,250	4,867	3,996	9	3,987
Victory Sycamore Established Value Fund - Class A	158,008	14,250	143,758	—	—	—

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Victory Portfolios (continued):
Victory Sycamore Small Company Opportunity Fund - Class R	344	233	111	328	143	185
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	6,529,102	7,336,697	(807,595)	6,369,412	7,407,079	(1,037,667)
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	3,007	5,815	(2,808)	17,921	11,330	6,591
Voya Real Estate Fund - Class A	4,809	24,641	(19,832)	11,257	34,830	(23,573)
Voya Large-Cap Growth Fund - Class A	1,437	1	1,436	934	5	929
Voya Funds Trust:
Voya Floating Rate Fund - Class A	15,967	1,700	14,267	—	—	—
Voya GNMA Income Fund - Class A	101,423	102,430	(1,007)	72,482	89,954	(17,472)
Voya Intermediate Bond Fund - Class A	41,510	86,545	(45,035)	41,265	66,141	(24,876)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	25,943,029	26,998,382	(1,055,353)	40,479,458	35,667,006	4,812,452
Voya Intermediate Bond Portfolio - Class S	8,371	17,727	(9,356)	136,282	17,936	118,346
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	472,849	199,592	273,257	228,087	82,785	145,302
Voya High Yield Portfolio - Adviser Class	812	770	42	16	757	(741)
Voya High Yield Portfolio - Institutional Class	406,461	394,009	12,452	1,202,791	1,354,862	(152,071)
Voya High Yield Portfolio - Service Class	292,134	328,804	(36,670)	299,004	539,407	(240,403)
Voya Large Cap Growth Portfolio - Adviser Class	224	2,690	(2,466)	1,954	5,043	(3,089)
Voya Large Cap Growth Portfolio - Institutional Class	3,321,328	4,725,728	(1,404,400)	8,520,849	9,311,643	(790,794)
Voya Large Cap Growth Portfolio - Service Class	99,657	68,502	31,155	—	—	—
Voya Large Cap Value Portfolio - Adviser Class	4	221	(217)	8	211	(203)
Voya Large Cap Value Portfolio - Institutional Class	4,656,907	7,276,610	(2,619,703)	6,785,389	9,689,622	(2,904,233)
Voya Large Cap Value Portfolio - Service Class	39,470	53,436	(13,966)	56,177	50,087	6,090
Voya Limited Maturity Bond Portfolio - Adviser Class	3,535	6,224	(2,689)	9,027	7,198	1,829
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	200,214	329,297	(129,083)	495,793	660,716	(164,923)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	3,343	5,380	(2,037)	5,401	4,452	949
Voya U.S. Stock Index Portfolio - Institutional Class	356,459	170,231	186,228	365,481	528,907	(163,426)
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	1,830	988	842	134	498	(364)
VY® Clarion Global Real Estate Portfolio - Adviser Class	2,877	396	2,481	3,118	3,129	(11)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® Clarion Global Real Estate Portfolio - Institutional Class	859,995	1,141,003	(281,008)	3,242,665	3,411,818	(169,153)
VY® Clarion Real Estate Portfolio - Adviser Class	3,180	—	3,180	308	1,337	(1,029)
VY® Clarion Real Estate Portfolio - Institutional Class	1,661,313	1,673,423	(12,110)	2,297,928	2,309,322	(11,394)
VY® Clarion Real Estate Portfolio - Service Class	638,103	817,356	(179,253)	1,004,962	1,277,871	(272,909)
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class	248,337	548,924	(300,587)	319,774	646,422	(326,648)
VY® FMR® Diversified Mid Cap Portfolio - Service Class	235,171	444,391	(209,220)	346,354	491,911	(145,557)
VY® FMR® Diversified Mid Cap Portfolio - Service 2 Class	—	2,161	(2,161)	—	752	(752)
VY® Invesco Growth and Income Portfolio - Institutional Class	262,741	248,398	14,343	257,976	256,446	1,530
VY® Invesco Growth and Income Portfolio - Service Class	241,705	338,182	(96,477)	309,775	324,941	(15,166)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	2,908	1,978	930	680	3,745	(3,065)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	231,576	223,729	7,847	1,337,502	1,443,994	(106,492)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	297,253	282,563	14,690	215,212	285,211	(69,999)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	37	1,186	(1,149)	1,692	507	1,185
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	355,212	242,083	113,129	466,474	187,724	278,750
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	259,395	239,053	20,342	340,039	269,544	70,495
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	1,201	—	1,201	30	—	30
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	6,840	7,450	(610)	4,477	3,976	501
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	2,728,997	1,018,185	1,710,812	2,623,581	1,237,719	1,385,862
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	6,380,354	4,331,418	2,048,936	8,477,339	6,831,845	1,645,494
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	3,788	14,244	(10,456)	1,756	11,655	(9,899)
VY® T. Rowe Price Equity Income Portfolio - Service Class	2,289,551	2,512,782	(223,231)	786,931	1,644,156	(857,225)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	379	662	(283)	887	3,326	(2,439)
VY® T. Rowe Price International Stock Portfolio - Service Class	68,671	100,530	(31,859)	174,092	181,950	(7,858)
VY® Templeton Global Growth Portfolio - Institutional Class	16,949	21,634	(4,685)	4,964	5,219	(255)
VY® Templeton Global Growth Portfolio - Service Class	51,466	111,081	(59,615)	77,365	150,591	(73,226)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	16,126,511	15,707,086	419,425	14,183,575	14,630,963	(447,388)
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	1,058	1,203	(145)	2,710	1,915	795
Voya Multi-Manager International Small Cap Fund - Class A	4,278	5,247	(969)	3,451	4,993	(1,542)
Voya Multi-Manager International Small Cap Fund - Class I	22,992	20,249	2,743	—	—	—

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	3,627	3,472	155	5,643	4,843	800
Voya Global Bond Portfolio - Initial Class	2,525,196	2,964,835	(439,639)	3,561,328	4,549,736	(988,408)
Voya Global Bond Portfolio - Service Class	30,279	44,632	(14,353)	17,619	21,520	(3,901)
Voya Index Solution 2025 Portfolio - Initial Class	127,301	35,965	91,336	215,163	23,224	191,939
Voya Index Solution 2025 Portfolio - Service Class	65,721	61,038	4,683	126,468	134,965	(8,497)
Voya Index Solution 2025 Portfolio - Service 2 Class	239,766	214,561	25,205	102,446	138,805	(36,359)
Voya Index Solution 2035 Portfolio - Initial Class	113,667	30,160	83,507	283,709	29,772	253,937
Voya Index Solution 2035 Portfolio - Service Class	57,021	50,693	6,328	152,698	58,984	93,714
Voya Index Solution 2035 Portfolio - Service 2 Class	122,248	114,147	8,101	64,280	101,814	(37,534)
Voya Index Solution 2045 Portfolio - Initial Class	132,652	13,079	119,573	267,699	25,311	242,388
Voya Index Solution 2045 Portfolio - Service Class	40,786	21,323	19,463	72,475	48,546	23,929
Voya Index Solution 2045 Portfolio - Service 2 Class	130,727	103,217	27,510	53,424	63,339	(9,915)
Voya Index Solution 2055 Portfolio - Initial Class	57,606	15,216	42,390	81,161	15,925	65,236
Voya Index Solution 2055 Portfolio - Service Class	28,114	14,473	13,641	38,274	19,256	19,018
Voya Index Solution 2055 Portfolio - Service 2 Class	29,654	14,672	14,982	20,158	9,605	10,553
Voya Index Solution Income Portfolio - Initial Class	47,921	24,184	23,737	267,660	85,102	182,558
Voya Index Solution Income Portfolio - Service Class	25,483	56,086	(30,603)	105,171	87,142	18,029
Voya Index Solution Income Portfolio - Service 2 Class	79,057	93,779	(14,722)	117,691	39,487	78,204
Voya Solution 2025 Portfolio - Adviser Class	564	2,250	(1,686)	1,565	4,918	(3,353)
Voya Solution 2025 Portfolio - Initial Class	73,143	68,095	5,048	185,121	98,586	86,535
Voya Solution 2025 Portfolio - Service Class	1,401,930	1,570,295	(168,365)	1,874,226	2,454,750	(580,524)
Voya Solution 2025 Portfolio - Service 2 Class	265,569	427,113	(161,544)	238,520	370,403	(131,883)
Voya Solution 2035 Portfolio - Adviser Class	13,394	712	12,682	2,323	2,740	(417)
Voya Solution 2035 Portfolio - Initial Class	65,226	121,845	(56,619)	198,592	112,305	86,287
Voya Solution 2035 Portfolio - Service Class	1,307,656	1,256,342	51,314	1,530,391	1,862,602	(332,211)
Voya Solution 2035 Portfolio - Service 2 Class	287,204	283,777	3,427	194,454	252,431	(57,977)
Voya Solution 2045 Portfolio - Adviser Class	20	1	19	10	5,443	(5,433)
Voya Solution 2045 Portfolio - Initial Class	57,939	38,933	19,006	176,959	132,030	44,929
Voya Solution 2045 Portfolio - Service Class	1,055,162	846,831	208,331	1,173,044	1,290,757	(117,713)
Voya Solution 2045 Portfolio - Service 2 Class	208,761	209,275	(514)	153,030	179,705	(26,675)
Voya Solution 2055 Portfolio - Initial Class	35,558	47,788	(12,230)	114,413	74,206	40,207

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
Voya Solution 2055 Portfolio - Service Class	399,601	192,722	206,879	394,829	171,074	223,755
Voya Solution 2055 Portfolio - Service 2 Class	64,006	51,708	12,298	43,771	24,854	18,917
Voya Solution Balanced Portfolio - Service Class	78,521	84,853	(6,332)	102,544	64,660	37,884
Voya Solution Income Portfolio - Adviser Class	4,765	4,477	288	57,613	4,761	52,852
Voya Solution Income Portfolio - Initial Class	98,614	113,787	(15,173)	369,892	87,918	281,974
Voya Solution Income Portfolio - Service Class	524,926	1,228,194	(703,268)	4,901,763	1,124,728	3,777,035
Voya Solution Income Portfolio - Service 2 Class	218,190	335,269	(117,079)	600,937	166,050	434,887
Voya Solution Moderately Conservative Portfolio - Service Class	96,891	75,142	21,749	113,072	126,645	(13,573)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	703	1,481	(778)	109	3,455	(3,346)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	475,365	116,105	359,260	282,485	222,824	59,661
VY® American Century Small-Mid Cap Value Portfolio - Service Class	2,502,206	2,312,686	189,520	1,075,854	1,380,186	(304,332)
VY® Baron Growth Portfolio - Adviser Class	560	2,284	(1,724)	1,357	4,395	(3,038)
VY® Baron Growth Portfolio - Service Class	1,299,486	2,139,010	(839,524)	2,724,424	3,568,296	(843,872)
VY® Columbia Contrarian Core Portfolio - Service Class	364,216	429,879	(65,663)	192,921	228,272	(35,351)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	9,686	(9,686)	2,119	308	1,811
VY® Columbia Small Cap Value II Portfolio - Service Class	97,251	108,300	(11,049)	173,434	83,200	90,234
VY® Fidelity® VIP Mid Cap Portfolio - Service Class	—	221,931	(221,931)	442	56,137	(55,695)
VY® Invesco Comstock Portfolio - Adviser Class	782	5,608	(4,826)	2,194	3,486	(1,292)
VY® Invesco Comstock Portfolio - Service Class	1,028,537	1,419,522	(390,985)	1,310,888	1,812,196	(501,308)
VY® Invesco Equity and Income Portfolio - Adviser Class	55	8,657	(8,602)	503	5,867	(5,364)
VY® Invesco Equity and Income Portfolio - Initial Class	7,001,447	8,760,348	(1,758,901)	7,222,125	8,959,884	(1,737,759)
VY® Invesco Equity and Income Portfolio - Service Class	15,153	10,074	5,079	29,247	148,062	(118,815)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	2,231	2,216	15	715	4,934	(4,219)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	103,407	84,100	19,307	591,928	562,379	29,549
VY® JPMorgan Mid Cap Value Portfolio - Service Class	998,167	1,065,427	(67,260)	1,021,474	1,161,740	(140,266)
VY® Oppenheimer Global Portfolio - Adviser Class	775	9,616	(8,841)	1,144	3,695	(2,551)
VY® Oppenheimer Global Portfolio - Initial Class	4,041,707	6,305,438	(2,263,731)	11,036,053	12,720,545	(1,684,492)
VY® Oppenheimer Global Portfolio - Service Class	5,819	7,812	(1,993)	7,838	6,620	1,218
VY® Pioneer High Yield Portfolio - Initial Class	1,083,827	1,299,798	(215,971)	1,701,331	2,179,299	(477,968)
VY® Pioneer High Yield Portfolio - Service Class	35,680	35,888	(208)	11,113	10,882	231
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	157	3,793	(3,636)	1,067	1,607	(540)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	2,597,795	3,812,428	(1,214,633)	7,760,490	8,333,627	(573,137)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	16,093	16,441	(348)	8,626	11,469	(2,843)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	13,974	27,965	(13,991)	1,798	11,002	(9,204)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	3,400,818	3,883,955	(483,137)	5,284,139	4,836,273	447,866
VY® T. Rowe Price Growth Equity Portfolio - Service Class	31,768	59,438	(27,670)	53,483	66,765	(13,282)
VY® Templeton Foreign Equity Portfolio - Adviser Class	835	13,683	(12,848)	476	5,303	(4,827)
VY® Templeton Foreign Equity Portfolio - Initial Class	2,627,021	3,454,656	(827,635)	4,485,585	5,230,598	(745,013)
VY® Templeton Foreign Equity Portfolio - Service Class	5,104	10,074	(4,970)	5,446	6,296	(850)
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	313,748	136,605	177,143	173,091	20,461	152,630
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1,035,362	1,210,130	(174,768)	1,278,211	1,467,535	(189,324)
Voya Strategic Allocation Growth Portfolio - Class I	969,092	1,177,509	(208,417)	1,103,257	1,263,818	(160,561)
Voya Strategic Allocation Moderate Portfolio - Class I	1,057,932	1,252,224	(194,292)	1,220,786	1,435,849	(215,063)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	779	14,126	(13,347)	661	10,772	(10,111)
Voya Growth and Income Portfolio - Class I	9,421,459	12,823,825	(3,402,366)	10,248,189	13,852,574	(3,604,385)
Voya Growth and Income Portfolio - Class S	6,598	5,985	613	7,985	7,927	58
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	2,993,960	4,338,574	(1,344,614)	31,635,125	21,338,534	10,296,591
Voya Global Equity Portfolio - Class S	130,411	251,952	(121,541)	2,801,631	1,560,599	1,241,032
Voya Index Plus LargeCap Portfolio - Class I	4,245,445	4,926,064	(680,619)	3,618,370	4,488,270	(869,900)
Voya Index Plus LargeCap Portfolio - Class S	1,185	1,754	(569)	2,987	5,056	(2,069)
Voya Index Plus MidCap Portfolio - Class I	2,071,512	2,458,795	(387,283)	3,256,984	3,975,200	(718,216)
Voya Index Plus MidCap Portfolio - Class S	1,763	4,910	(3,147)	401	3,356	(2,955)
Voya Index Plus SmallCap Portfolio - Class I	2,906,551	3,086,136	(179,585)	2,237,117	2,617,497	(380,380)
Voya Index Plus SmallCap Portfolio - Class S	1,308	4,778	(3,470)	1,181	711	470
Voya International Index Portfolio - Class I	1,305,247	1,285,432	19,815	1,485,915	1,125,946	359,969
Voya International Index Portfolio - Class S	14	3	11	12	6	6
Voya Russell™ Large Cap Growth Index Portfolio - Class I	1,162,517	712,991	449,526	1,300,721	1,001,447	299,274
Voya Russell™ Large Cap Growth Index Portfolio - Class S	11,765	14,043	(2,278)	10,714	8,737	1,977

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2016			2015
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Large Cap Index Portfolio - Class I	2,302,302	860,567	1,441,735	1,484,267	894,120	590,147
Voya Russell™ Large Cap Index Portfolio - Class S	367,455	368,485	(1,030)	131,891	132,967	(1,076)
Voya Russell™ Large Cap Value Index Portfolio - Class I	6,328	6,875	(547)	11,340	8,429	2,911
Voya Russell™ Large Cap Value Index Portfolio - Class S	260,963	152,490	108,473	215,966	135,052	80,914
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	154,460	115,874	38,586	177,362	129,895	47,467
Voya Russell™ Mid Cap Index Portfolio - Class I	1,637,650	655,275	982,375	1,666,116	656,591	1,009,525
Voya Russell™ Small Cap Index Portfolio - Class I	691,110	426,349	264,761	727,100	374,914	352,186
Voya Small Company Portfolio - Class I	2,538,968	2,587,047	(48,079)	1,669,877	1,861,006	(191,129)
Voya Small Company Portfolio - Class S	888	391	497	874	84	790
Voya U.S. Bond Index Portfolio - Class I	669,259	458,111	211,148	529,320	441,103	88,217
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	854,291	950,748	(96,457)	2,118,456	2,154,346	(35,890)
Voya MidCap Opportunities Portfolio - Class S	9,596	20,273	(10,677)	16,825	24,157	(7,332)
Voya SmallCap Opportunities Portfolio - Class I	749,727	671,142	78,585	1,669,881	1,011,675	658,206
Voya SmallCap Opportunities Portfolio - Class S	92	1,525	(1,433)	558	1,272	(714)
Wanger Advisors Trust:
Wanger International	516,159	689,761	(173,602)	1,179,851	1,301,599	(121,748)
Wanger Select	196,961	561,497	(364,536)	408,950	873,869	(464,919)
Wanger USA	324,315	471,608	(147,293)	522,396	680,432	(158,036)
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	53,975	78,606	(24,631)	48,824	143,109	(94,285)
Washington Mutual Investors FundSM - Class R-4	1,448,790	967,322	481,468	2,803,251	2,961,939	(158,688)
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A	3,005	1,401	1,604	1,024	1,067	(43)
Wells Fargo Small Company Growth Fund - Administrator Class	21,119	2,337	18,782	—	—	—
Wells Fargo Special Small Cap Value Fund - Class A	255,474	434,329	(178,855)	2,172,165	2,412,115	(239,950)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2016, 2015, 2014, 2013, and 2012, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AB Growth and Income Fund - Class A
2016		9	$20.42	to	$20.69	$178	1.75%	0.80%	to	0.90%	10.14%	to	10.29%
2015		9	$18.54	to	$18.76	$169	1.08%	0.80%	to	0.90%	0.32%	to	0.37%
2014		11	$18.09	to	$18.90	$201	1.04%	0.70%	to	1.10%	7.61%	to	7.97%
2013		11	$16.81	to	$17.66	$183	0.52%	0.60%	to	1.10%	32.89%	to	33.48%
2012		16	$12.65	to	$13.23	$201	1.07%	0.60%	to	1.10%	16.16%	to	16.87%
AB VPS Growth and Income Portfolio - Class A
2016		31	$21.21	to	$21.48	$655	0.95%	1.15%	to	1.25%	9.90%	to	10.04%
2015		25	$19.30	to	$19.52	$484	1.51%	1.15%	to	1.25%	0.47%	to	0.57%
2014		23	$19.21	to	$19.41	$443	1.43%	1.15%	to	1.25%	8.16%	to	8.25%
2013		38	$17.76	to	$17.93	$674	1.04%	1.15%	to	1.25%	33.23%	to	33.41%
2012		36	$13.33	to	$13.44	$476	1.69%	1.15%	to	1.25%	16.11%	to	16.16%
Aberdeen International Equity Fund - Institutional Class
2016		784		$8.79		$6,893	2.63%		—			6.55%
2015	7/14/2015	249		$8.25		$2,052	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Invesco Floating Rate Fund - Class R5
2016		8	$10.42	to	$10.73	$82	4.68%	0.30%	to	1.40%	9.84%	to	10.85%
2015		5	$9.53	to	$9.58	$47	5.06%	0.95%	to	1.25%	-3.74%	to	-3.43%
2014	7/29/2014	3	$9.90	to	$9.92	$32	(c)	0.95%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Mid Cap Core Equity Fund - Class A
2016		187	$18.57	to	$23.53	$3,791	0.29%	0.15%	to	1.70%	10.34%	to	11.81%
2015		197	$16.83	to	$21.22	$3,609	0.03%	0.15%	to	1.60%	-5.87%	to	-4.45%
2014		211	$17.86	to	$22.40	$4,057	—	0.15%	to	1.70%	2.73%	to	4.35%
2013		246	$17.35	to	$21.65	$4,574	—	0.15%	to	1.70%	27.06%	to	28.99%
2012		314	$13.63	to	$16.93	$4,552	0.51%	0.00%	to	1.70%	8.48%	to	10.43%
Invesco Small Cap Growth Fund - Class A
2016		3		$26.22		$72	—		1.00%			10.21%
2015		3		$23.79		$75	—		1.00%			-2.82%
2014		4		$24.48		$90	—		1.00%			6.57%
2013		2		$22.97		$38	—		1.00%			38.54%
2012		2		$16.58		$26	—		1.00%			17.17%
Invesco International Growth Fund - Class R5
2016		48		$11.46		$547	1.69%		0.85%			-1.38%
2015		39		$11.62		$453	1.63%		0.85%			-3.09%
2014		34		$11.99		$408	1.92%		0.95%			-0.75%
2013		18		$12.08		$217	2.43%		0.95%			17.97%
2012	11/30/2012	3		$10.24		$30	(a)		0.95%			(a)
Invesco Endeavor Fund - Class A
2016		1	$20.00	to	$21.21	$12	—	0.45%	to	1.30%	19.26%	to	20.31%
2015		1	$16.77	to	$17.63	$11	—	0.45%	to	1.30%	-11.86%	to	-11.18%
2014		3	$19.14	to	$19.85	$51	—	0.45%	to	1.20%	6.77%	to	7.12%
2013		3	$17.86	to	$18.53	$63	—	0.45%	to	1.40%	26.22%	to	27.44%
2012		2	$14.15	to	$14.54	$36	(f)	0.45%	to	1.40%		(f)
Invesco Global Health Care Fund - Investor Class
2016		3	$56.86	to	$62.69	$190	0.19%	0.65%	to	1.50%	-13.02%	to	-12.28%
2015		4	$65.38	to	$71.47	$258	—	0.65%	to	1.50%	1.46%	to	2.32%
2014		6	$64.44	to	$70.86	$442	—	0.50%	to	1.50%	18.56%	to	19.76%
2013		6	$54.35	to	$59.17	$356	0.34%	0.50%	to	1.50%	40.40%	to	41.83%
2012		6	$38.71	to	$41.72	$234	0.49%	0.50%	to	1.50%	18.96%	to	20.16%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco High Yield Fund - Class R5
2016		26	$10.25	to	$10.55	$269	5.73%	0.30%	to	1.40%	10.10%	to	11.29%
2015		16	$9.31	to	$9.48	$153	6.38%	0.30%	to	1.40%	-4.12%	to	-3.07%
2014	8/6/2014	4	$9.71	to	$9.77	$35	(c)	0.40%	to	1.40%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Invesco American Value Fund - Class R5
2016		64	$11.17	to	$11.31	$717	0.48%	0.95%	to	1.40%	14.45%	to	15.06%
2015		85	$9.76	to	$9.83	$830	0.19%	0.95%	to	1.40%	-9.88%	to	-9.48%
2014	6/16/2014	21	$10.83	to	$10.86	$231	(c)	0.95%	to	1.40%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Invesco Energy Fund - Class R5
2016		6	$6.48	to	$6.58	$40	2.29%	0.80%	to	1.40%	23.43%	to	24.01%
2015		2	$5.25	to	$5.29	$9	—	0.95%	to	1.40%	-30.09%	to	-29.75%
2014	8/27/2014	0	$7.51	to	$7.53	$0	(c)	1.05%	to	1.40%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Invesco Small Cap Value Fund - Class A
2016		11	$27.70	to	$30.71	$318	0.18%	0.30%	to	1.65%	16.34%	to	17.59%
2015		12	$23.81	to	$26.22	$305	—	0.20%	to	1.65%	-10.32%	to	-8.99%
2014		15	$26.40	to	$28.81	$423	—	0.20%	to	1.75%	5.31%	to	6.90%
2013		12	$25.07	to	$26.95	$318	—	0.20%	to	1.75%	41.72%	to	43.25%
2012		8	$17.69	to	$18.65	$141	—	0.30%	to	1.75%	20.42%	to	22.13%
Invesco V.I. American Franchise Fund - Series I Shares
2016		569	$15.03	to	$59.21	$23,516	—	0.00%	to	1.50%	0.74%	to	2.28%
2015		652	$14.92	to	$57.89	$26,133	—	0.00%	to	1.50%	3.40%	to	5.01%
2014		686	$14.43	to	$55.13	$27,172	0.04%	0.00%	to	1.50%	6.83%	to	8.52%
2013		698	$13.50	to	$50.84	$26,065	0.42%	0.00%	to	1.50%	38.04%	to	40.13%
2012	4/27/2012	702	$9.77	to	$36.28	$19,755	(a)	0.00%	to	1.50%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. Core Equity Fund - Series I Shares
2016		2,132	$12.61	to	$22.89	$33,203	0.75%	0.00%	to	1.95%	8.06%	to	10.29%
2015		2,339	$11.57	to	$20.86	$33,322	1.13%	0.00%	to	1.95%	-7.56%	to	-5.77%
2014		2,593	$12.43	to	$22.25	$39,632	0.86%	0.00%	to	1.95%	6.04%	to	8.16%
2013		2,807	$11.63	to	$20.68	$40,151	1.40%	0.00%	to	1.95%	26.73%	to	29.22%
2012		3,096	$9.11	to	$16.08	$34,682	0.97%	0.00%	to	1.95%	11.59%	to	13.87%
Alger Capital Appreciation Fund - Class A
2016		22	$20.51	to	$21.90	$481	—	0.60%	to	1.55%	-1.20%	to	-0.37%
2015		56	$20.76	to	$22.48	$1,225	—	0.20%	to	1.55%	5.39%	to	6.04%
2014		64	$20.24	to	$21.20	$1,335	—	0.20%	to	1.15%	11.91%	to	12.55%
2013		39	$18.13	to	$18.75	$723	—	0.25%	to	1.10%	34.20%	to	34.60%
2012	5/1/2012	35	$13.55	to	$13.93	$492	(a)	0.25%	to	1.20%		(a)
Alger Green Fund - Class A
2016		171	$13.07	to	$22.99	$3,644	—	0.00%	to	1.50%	0.49%	to	2.00%
2015		176	$12.99	to	$22.54	$3,708	—	0.00%	to	1.50%	0.94%	to	2.45%
2014		181	$12.85	to	$22.00	$3,775	—	0.00%	to	1.50%	3.22%	to	4.81%
2013		209	$12.42	to	$20.99	$4,212	—	0.00%	to	1.50%	32.75%	to	34.72%
2012		135	$9.35	to	$15.58	$2,030	0.16%	0.00%	to	1.50%	13.20%	to	14.90%
AllianzGI NFJ Dividend Value Fund - Class A
2016		13	$22.58	to	$23.11	$293	2.31%	0.70%	to	1.00%	14.68%	to	15.09%
2015		12	$19.69	to	$20.08	$247	2.36%	0.70%	to	1.00%	-9.51%	to	-9.26%
2014		12	$21.76	to	$22.13	$261	1.97%	0.70%	to	1.00%	8.53%	to	8.85%
2013		12	$20.05	to	$20.33	$246	2.21%	0.70%	to	1.00%	27.38%	to	27.78%
2012		13	$15.74	to	$15.91	$206	2.60%	0.70%	to	1.00%		12.83%
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
2016		—		$13.98		$6	2.28%		0.80%			13.47%
2015		2		$12.32		$26	3.77%		0.80%			-6.10%
2014		2		$13.12		$27	3.85%		0.80%			10.72%
2013		2		$11.85		$25	3.33%		0.80%			31.67%
2012		4		$9.00		$35	2.58%		0.80%			13.21%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AllianzGI NFJ Small-Cap Value Fund - Class A
2016		19	$26.55	to	$30.21	$546	1.36%	0.55%	to	1.55%	21.47%	to	22.26%
2015		22	$21.68	to	$24.71	$535	1.66%	0.55%	to	1.65%	-9.82%	to	-8.82%
2014		21	$24.04	to	$27.25	$548	2.47%	0.50%	to	1.65%	-0.04%	to	1.04%
2013		23	$24.05	to	$26.82	$584	1.22%	0.55%	to	1.65%	29.37%	to	30.83%
2012		20	$18.59	to	$20.50	$400	1.26%	0.55%	to	1.65%	8.52%	to	9.74%
Amana Growth Fund - Investor Class
2016		1,998	$16.32	to	$23.04	$37,550	0.65%	0.00%	to	1.70%	5.91%	to	7.62%
2015		2,141	$15.40	to	$21.46	$37,723	0.48%	0.00%	to	1.60%	-2.00%	to	-0.46%
2014		2,369	$15.70	to	$21.91	$42,462	0.36%	0.00%	to	1.65%	12.13%	to	14.07%
2013		2,537	$13.97	to	$19.22	$39,761	0.61%	0.00%	to	1.65%	20.84%	to	22.89%
2012		2,780	$11.55	to	$15.64	$35,389	0.28%	0.00%	to	1.65%	9.54%	to	11.18%
Amana Income Fund - Investor Class
2016		3,553	$16.70	to	$22.40	$67,948	1.39%	0.00%	to	1.60%	7.62%	to	9.36%
2015		3,678	$15.50	to	$20.53	$64,741	1.45%	0.00%	to	1.60%	-4.43%	to	-2.86%
2014		4,115	$16.20	to	$21.19	$74,812	1.56%	0.00%	to	1.60%	7.50%	to	9.12%
2013		4,314	$15.07	to	$19.47	$72,426	1.58%	0.00%	to	1.65%	27.55%	to	29.71%
2012		3,978	$11.79	to	$15.12	$51,965	1.71%	0.00%	to	1.65%	-9.31%	to	9.67%
American Balanced Fund® - Class R-3
2016		212	$18.17	to	$22.20	$4,359	1.40%	0.00%	to	1.55%	6.57%	to	8.24%
2015		266	$17.05	to	$20.51	$5,103	1.30%	0.00%	to	1.55%	-0.23%	to	1.33%
2014		383	$17.09	to	$20.24	$7,317	1.19%	0.00%	to	1.55%	6.81%	to	8.53%
2013		415	$16.00	to	$18.65	$7,353	1.39%	0.00%	to	1.55%	19.49%	to	21.34%
2012		396	$13.39	to	$15.37	$5,771	1.67%	0.00%	to	1.55%	12.05%	to	13.85%
American Beacon Small Cap Value Fund - Investor Class
2016		17	$12.34	to	$12.51	$212	0.66%	0.75%	to	1.25%	24.77%	to	25.48%
2015		12	$9.89	to	$9.96	$118	1.10%	0.85%	to	1.25%	-6.52%	to	-6.13%
2014	5/16/2014	6	$10.60	to	$10.61	$64	(c)	0.95%	to	1.00%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
2016		2,011	$9.93	to	$13.11	$24,388	2.00%	0.00%	to	1.90%	2.81%	to	4.71%
2015		2,082	$9.56	to	$12.52	$24,336	0.93%	0.00%	to	1.90%	-4.00%	to	-2.11%
2014		2,408	$9.85	to	$12.79	$29,023	1.48%	0.00%	to	1.90%	0.70%	to	2.65%
2013		2,767	$11.41	to	$12.46	$32,860	1.18%	0.00%	to	1.90%	-10.79%	to	-9.12%
2012		4,134	$12.79	to	$13.71	$54,588	2.39%	0.00%	to	1.90%	4.66%	to	6.69%
American Century Investments® Income & Growth Fund - A Class
2016		537	$17.79	to	$58.78	$9,606	2.09%	0.65%	to	1.20%	11.96%	to	12.58%
2015		590	$15.89	to	$52.21	$9,398	1.94%	0.65%	to	1.20%	-7.02%	to	-6.52%
2014		636	$17.09	to	$55.06	$10,906	1.87%	0.75%	to	1.20%	10.90%	to	11.39%
2013		624	$15.41	to	$49.43	$9,649	2.07%	0.75%	to	1.20%	33.77%	to	34.36%
2012		552	$11.52	to	$36.79	$6,374	1.95%	0.75%	to	1.10%	13.05%	to	13.17%
Fundamental InvestorsSM - Class R-3
2016		89	$15.22	to	$17.26	$1,482	1.28%	0.10%	to	1.55%	10.51%	to	11.90%
2015		92	$13.89	to	$15.52	$1,374	0.90%	0.00%	to	1.45%	1.67%	to	3.05%
2014		149	$13.59	to	$15.06	$2,170	0.68%	0.00%	to	1.55%	6.92%	to	8.50%
2013		143	$12.71	to	$13.88	$1,936	1.15%	0.00%	to	1.55%	29.04%	to	31.07%
2012		116	$9.85	to	$10.59	$1,203	1.05%	0.00%	to	1.55%	14.94%	to	16.89%
Fundamental InvestorsSM - Class R-4
2016		5,117	$15.69	to	$17.87	$84,728	1.60%	0.00%	to	1.50%	10.81%	to	12.53%
2015		4,855	$14.16	to	$15.88	$72,172	1.44%	0.00%	to	1.50%	1.80%	to	3.32%
2014		4,638	$13.91	to	$15.37	$67,392	1.07%	0.00%	to	1.50%	7.25%	to	8.93%
2013		3,811	$12.97	to	$14.11	$51,196	1.37%	0.00%	to	1.50%	29.57%	to	31.50%
2012		3,619	$10.01	to	$10.73	$37,284	1.30%	0.00%	to	1.50%	15.32%	to	17.01%
American Mutual Fund® - Class R-4
2016		251	$17.47	to	$19.01	$4,659	2.12%	0.00%	to	1.40%	12.56%	to	14.11%
2015		193	$15.52	to	$16.66	$3,156	2.07%	0.00%	to	1.40%	-4.26%	to	-2.91%
2014		127	$16.21	to	$17.16	$2,154	1.97%	0.00%	to	1.40%	11.00%	to	12.60%
2013		59	$14.60	to	$15.24	$888	1.90%	0.00%	to	1.40%	26.08%	to	26.92%
2012		5	$11.58	to	$11.74	$61	2.99%	0.75%	to	1.40%	10.60%	to	11.39%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AMG Managers Fairpointe Mid Cap Fund - Class N
2016		1,865	$16.89	to	$22.66	$38,429	0.33%	0.00%	to	1.50%	22.17%	to	24.10%
2015		2,026	$13.73	to	$18.26	$33,918	0.26%	0.00%	to	1.50%	-11.68%	to	-10.36%
2014		2,535	$15.45	to	$20.37	$47,419	0.11%	0.00%	to	1.50%	8.08%	to	9.69%
2013		1,924	$14.21	to	$18.57	$33,435	—	0.00%	to	1.50%	42.35%	to	44.51%
2012		712	$9.93	to	$12.85	$8,892	1.09%	0.00%	to	1.50%	14.67%	to	16.39%
Ariel Appreciation Fund - Investor Class
2016		21	$20.72	to	$24.51	$506	0.61%	0.60%	to	1.90%	10.57%	to	12.02%
2015		26	$18.74	to	$21.88	$551	0.96%	0.60%	to	1.90%	-8.00%	to	-6.77%
2014		30	$20.37	to	$23.47	$697	0.70%	0.60%	to	1.90%	6.09%	to	7.46%
2013		35	$19.20	to	$21.84	$740	0.75%	0.60%	to	1.90%	43.50%	to	45.41%
2012		59	$13.38	to	$15.02	$866	0.91%	0.60%	to	1.90%	17.06%	to	18.64%
Ariel Fund - Investor Class
2016		514	$19.98	to	$33.54	$11,259	0.27%	0.00%	to	1.90%	13.39%	to	15.54%
2015		614	$17.55	to	$29.11	$11,649	0.68%	0.00%	to	1.90%	-5.93%	to	-4.07%
2014		590	$18.58	to	$30.44	$11,912	0.60%	0.00%	to	1.90%	8.90%	to	10.91%
2013		571	$17.00	to	$27.52	$10,567	0.82%	0.00%	to	1.90%	41.91%	to	44.72%
2012		258	$11.93	to	$18.86	$3,328	0.97%	0.00%	to	1.90%	18.22%	to	20.37%
Artisan International Fund - Investor Shares
2016		1,131	$9.13	to	$16.12	$11,019	1.04%	0.00%	to	1.50%	-11.01%	to	-9.65%
2015		1,338	$10.26	to	$18.07	$14,558	0.47%	0.00%	to	1.50%	-5.26%	to	-3.85%
2014		1,146	$10.83	to	$19.47	$13,092	0.84%	0.00%	to	1.50%	-2.49%	to	-0.99%
2013		885	$11.10	to	$19.92	$10,284	1.14%	0.00%	to	1.50%	23.33%	to	25.18%
2012		537	$9.00	to	$15.91	$5,043	1.43%	0.00%	to	1.50%	23.46%	to	25.32%
BlackRock Equity Dividend Fund - Investor A Shares
2016		64	$19.64	to	$21.86	$1,363	1.80%	0.10%	to	1.65%	14.12%	to	15.91%
2015		69	$17.21	to	$18.86	$1,273	1.62%	0.10%	to	1.65%	-2.05%	to	-0.53%
2014		92	$17.57	to	$18.96	$1,697	1.66%	0.10%	to	1.65%	7.26%	to	8.97%
2013		84	$16.38	to	$17.40	$1,434	1.80%	0.10%	to	1.65%	22.33%	to	24.20%
2012		74	$13.39	to	$14.01	$1,014	2.40%	0.10%	to	1.65%	10.52%	to	11.69%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
2016		124	$9.35	to	$10.05	$1,228	—	0.10%	to	1.40%	-7.06%	to	-5.81%
2015	12/7/2015	17	$10.07	to	$10.15	$171	(d)	0.10%	to	1.25%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
2016		1,320	$9.29	to	$9.53	$12,358	—	0.00%	to	1.50%	-7.47%	to	-6.02%
2015	5/5/2015	1,241	$10.04	to	$10.14	$12,497	(d)	0.00%	to	1.50%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares
2016		12	$11.40	to	$11.74	$136	0.78%	0.30%	to	1.40%	21.02%	to	22.42%
2015		7	$9.42	to	$9.59	$66	2.30%	0.30%	to	1.40%	-8.01%	to	-6.99%
2014	8/5/2014	2	$10.24	to	$10.30	$21	(c)	0.40%	to	1.40%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
2016		570	$25.76	to	$28.79	$15,474	0.45%	0.10%	to	1.55%	20.43%	to	22.20%
2015		566	$21.39	to	$23.72	$12,705	0.74%	0.00%	to	1.55%	-8.29%	to	-6.87%
2014		689	$23.40	to	$25.47	$16,783	0.49%	0.00%	to	1.50%	4.79%	to	6.39%
2013		696	$22.33	to	$23.94	$16,116	0.56%	0.00%	to	1.50%	31.35%	to	33.30%
2012		556	$17.00	to	$17.96	$9,764	0.37%	0.00%	to	1.50%	11.48%	to	13.17%
Bond Fund of AmericaSM - Class R-4
2016		850	$11.40	to	$12.98	$10,133	1.73%	0.00%	to	1.50%	1.24%	to	2.77%
2015		861	$11.26	to	$12.63	$10,093	1.98%	0.00%	to	1.50%	-1.23%	to	0.24%
2014		789	$11.40	to	$12.60	$9,317	2.09%	0.00%	to	1.50%	3.92%	to	5.53%
2013		819	$10.97	to	$11.94	$9,244	2.35%	0.00%	to	1.50%	-3.43%	to	-1.97%
2012		942	$11.36	to	$12.18	$10,954	2.62%	0.00%	to	1.50%	4.32%	to	5.91%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Calvert VP SRI Balanced Portfolio
2016		1,628	$14.00	to	$46.46	$49,756	1.83%	0.00%	to	1.50%	6.22%	to	7.88%
2015		1,695	$13.10	to	$43.45	$49,166	0.12%	0.00%	to	1.50%	-3.67%	to	-2.17%
2014		1,780	$13.52	to	$44.87	$53,491	1.54%	0.00%	to	1.50%	7.95%	to	9.60%
2013		1,917	$12.44	to	$41.44	$52,700	1.06%	0.00%	to	1.50%	16.21%	to	18.04%
2012		1,973	$10.64	to	$35.53	$46,174	1.25%	0.00%	to	1.50%	8.85%	to	10.41%
Capital Income Builder® - Class R-4
2016		291	$9.77	to	$10.01	$2,866	3.91%	0.00%	to	1.50%	5.28%	to	6.53%
2015	5/21/2015	35	$9.28	to	$9.34	$330	(d)	0.40%	to	1.50%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Capital World Growth & Income FundSM - Class R-3
2016		39	$18.40	to	$20.24	$770	2.06%	0.00%	to	1.25%	4.84%	to	6.14%
2015		46	$17.55	to	$19.07	$850	2.09%	0.00%	to	1.25%	-3.68%	to	-2.51%
2014		41	$18.22	to	$19.56	$775	2.05%	0.00%	to	1.25%	2.36%	to	3.66%
2013		37	$17.80	to	$18.87	$685	2.17%	0.00%	to	1.25%	22.93%	to	24.55%
2012		35	$14.48	to	$15.15	$513	2.16%	0.00%	to	1.25%	17.34%	to	18.52%
Cohen & Steers Realty Shares, Inc.
2016		586	$15.08	to	$16.42	$9,073	3.02%	0.00%	to	1.50%	4.00%	to	5.59%
2015		539	$14.50	to	$15.55	$7,976	2.74%	0.00%	to	1.50%	3.48%	to	5.00%
2014		469	$14.01	to	$14.81	$6,678	2.44%	0.00%	to	1.50%	28.18%	to	30.26%
2013		220	$10.93	to	$11.37	$2,434	2.76%	0.00%	to	1.50%	1.58%	to	3.08%
2012		197	$10.76	to	$11.03	$2,138	2.49%	0.00%	to	1.50%	13.98%	to	15.46%
ColumbiaSM Acorn® Fund - Class A
2016		2	$19.46	to	$20.01	$43	—	0.80%	to	1.20%	9.06%	to	9.17%
2015		3	$18.11	to	$18.33	$47	—	0.80%	to	1.00%	-2.84%	to	-2.66%
2014		5	$18.64	to	$18.92	$100	—	0.70%	to	1.00%	-0.48%	to	-0.26%
2013		5	$18.40	to	$18.88	$103	—	0.80%	to	1.45%	28.67%	to	29.39%
2012		6	$14.30	to	$14.53	$85	—	0.90%	to	1.45%	15.88%	to	16.52%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ColumbiaSM Acorn® Fund - Class Z
2016		—		$16.92		$1	(f)		0.80%			(f)
2015		—		$14.93		$7	—		1.25%			-2.74%
2014		4		$15.35		$58	—		1.25%			-0.45%
2013		4		$15.42		$54	—		1.25%			29.25%
2012		3		$11.93		$39	—		1.25%			16.50%
Columbia Mid Cap Value Fund - Class A
2016		513	$15.83	to	$18.02	$8,702	0.72%	0.10%	to	1.60%	12.19%	to	13.83%
2015		569	$14.11	to	$15.83	$8,510	0.27%	0.10%	to	1.60%	-6.68%	to	-5.27%
2014		656	$14.97	to	$16.82	$10,416	0.50%	0.00%	to	1.75%	10.20%	to	11.72%
2013		419	$13.72	to	$14.89	$5,980	0.40%	0.15%	to	1.60%	32.95%	to	34.88%
2012		388	$10.32	to	$10.98	$4,121	0.76%	0.25%	to	1.60%	14.67%	to	16.22%
Columbia Mid Cap Value Fund - Class Z
2016		—		$17.34		$2	0.98%		0.80%			13.33%
2015		—		$15.30		$2	—		0.80%			-5.73%
2014		—		$16.23		$2	—		0.80%			11.47%
2013		—		$14.56		$2	—		0.80%			34.32%
2012		—		$10.84		$1	0.75%		0.80%			15.94%
CRM Mid Cap Value Fund - Investor Shares
2016		13	$22.33	to	$23.83	$298	0.01%	0.70%	to	1.55%	14.22%	to	15.18%
2015		15	$19.55	to	$21.11	$306	1.01%	0.40%	to	1.55%	-4.07%	to	-2.94%
2014		13	$20.38	to	$21.75	$288	0.67%	0.40%	to	1.55%	4.22%	to	5.01%
2013		15	$19.53	to	$20.60	$313	0.37%	0.45%	to	1.60%	30.99%	to	32.48%
2012		15	$14.83	to	$15.55	$232	0.89%	0.45%	to	1.75%	15.93%	to	17.09%
Davis Financial Fund - Class Y
2016		4	$12.06	to	$12.14	$50	1.55%	0.75%	to	1.05%	14.08%	to	14.42%
2015		—	$10.57	to	$10.61	$1	—	0.75%	to	1.05%	0.86%	to	1.14%
2014	8/28/2014	—		$10.48		$0	(c)		0.95%			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Delaware Diversified Income Fund - Class A
2016		407		$10.34		$4,210	3.18%		0.85%			2.68%
2015		443		$10.07		$4,464	3.65%		0.85%			-1.95%
2014		434		$10.27		$4,462	3.65%		0.95%			4.16%
2013		191		$9.86		$1,887	4.09%		0.95%			-2.38%
2012	9/14/2012	79		$10.10		$801	(a)		0.95%			(a)
Delaware Smid Cap Growth Fund - Institutional Class
2016		475		$9.69		$4,601	0.04%		—			-4.06%
2015	7/14/2015	140		$10.10		$1,410	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Delaware Small Cap Value Fund - Class A
2016		176	$14.84	to	$15.53	$2,668	0.72%	0.25%	to	1.50%	29.17%	to	30.72%
2015		85	$11.52	to	$11.88	$989	0.71%	0.25%	to	1.40%	-7.77%	to	-6.68%
2014		55	$12.49	to	$12.73	$692	0.50%	0.25%	to	1.40%	4.07%	to	5.12%
2013	5/10/2013	9	$12.03	to	$12.11	$109	(b)	0.25%	to	1.25%		(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Deutsche Small Cap Growth Fund - Class S
2016		1	$11.36	to	$11.66	$15	—	0.40%	to	1.40%	7.37%	to	8.36%
2015		3	$10.58	to	$10.76	$27	—	0.40%	to	1.40%	-3.64%	to	-2.62%
2014	8/15/2014	2	$10.98	to	$11.00	$24	(c)	1.05%	to	1.40%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
DFA Inflation-Protected Securities Portfolio - Institutional Class
2016		51		$10.25		$525	2.54%		—			4.70%
2015	7/16/2015	3		$9.79		$34	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Emerging Markets Core Equity Portfolio - Institutional Class
2016		78		$9.27		$723	2.23%		—			12.36%
2015	7/6/2015	23		$8.25		$186	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
U.S. Targeted Value Portfolio - Institutional Class
2016		783		$11.45		$8,970	1.14%		—			26.80%
2015	7/14/2015	267		$9.03		$2,412	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Dodge & Cox International Stock Fund
2016		14	$12.88	to	$14.23	$191	1.57%	0.50%	to	1.95%	6.18%	to	7.72%
2015		26	$12.13	to	$13.21	$331	1.93%	0.50%	to	1.95%	-13.05%	to	-11.82%
2014		27	$13.95	to	$14.98	$393	2.33%	0.50%	to	1.95%	-1.90%	to	-0.47%
2013		26	$14.22	to	$15.05	$380	1.99%	0.50%	to	1.95%	23.87%	to	25.42%
2012		19	$11.48	to	$11.88	$224	2.78%	0.75%	to	1.95%	18.85%	to	20.12%
Dodge & Cox Stock Fund
2016		13	$21.51	to	$23.77	$300	1.46%	0.50%	to	1.95%	18.97%	to	20.66%
2015		17	$18.08	to	$19.70	$328	1.27%	0.50%	to	1.95%	-6.22%	to	-4.97%
2014		15	$19.45	to	$20.73	$302	1.86%	0.50%	to	1.80%	8.46%	to	9.86%
2013		7	$17.93	to	$18.87	$128	1.28%	0.50%	to	1.80%		38.03%
2012		2	$12.99	to	$13.16	$28	(f)	1.35%	to	1.80%		(f)
Deutsche Equity 500 Index Fund - Class S
2016		30		$25.31		$760	1.89%		1.00%			10.48%
2015		34		$22.91		$783	1.57%		1.00%			0.09%
2014		33		$22.89		$746	1.83%		1.00%			12.15%
2013		33		$20.41		$676	1.89%		1.00%			30.67%
2012		31		$15.62		$491	2.02%		1.00%			14.43%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Eaton Vance Large-Cap Value Fund - Class R
2016		—	$21.59	to	$22.43	$2	1.23%	0.20%	to	0.70%	8.49%	to	9.04%
2015		4	$19.90	to	$20.57	$88	1.10%	0.20%	to	0.70%	-2.02%	to	-1.53%
2014		5	$19.91	to	$20.89	$93	0.89%	0.20%	to	1.05%	9.52%	to	10.47%
2013		7	$18.18	to	$18.91	$131	0.87%	0.20%	to	1.05%	28.16%	to	28.73%
2012		7	$14.13	to	$14.69	$98	1.39%	0.20%	to	1.25%	14.04%	to	15.31%
EuroPacific Growth Fund® - Class R-3
2016		258	$17.54	to	$21.42	$5,138	0.86%	0.00%	to	1.55%	-1.13%	to	0.37%
2015		314	$17.74	to	$21.34	$6,273	1.32%	0.00%	to	1.55%	-2.63%	to	-1.11%
2014		349	$18.22	to	$21.58	$7,100	0.95%	0.00%	to	1.55%	-4.46%	to	-2.92%
2013		410	$19.07	to	$22.23	$8,662	0.65%	0.00%	to	1.55%	18.01%	to	19.77%
2012		494	$16.16	to	$18.56	$8,750	1.35%	0.00%	to	1.55%	17.02%	to	18.90%
EuroPacific Growth Fund® - Class R-4
2016		14,233	$10.04	to	$22.03	$268,183	1.23%	0.00%	to	1.50%	-0.82%	to	0.69%
2015		14,847	$10.06	to	$21.88	$281,909	1.69%	0.00%	to	1.50%	-2.29%	to	-0.82%
2014		15,222	$10.24	to	$22.06	$295,528	1.33%	0.00%	to	1.50%	-4.13%	to	-2.61%
2013		15,518	$10.61	to	$22.67	$314,660	1.02%	0.00%	to	1.50%	18.42%	to	20.50%
2012		15,728	$8.91	to	$18.86	$268,614	1.82%	0.00%	to	1.50%	17.44%	to	19.23%
Fidelity Advisor® New Insights Fund - Class I
2016		93	$11.55	to	$21.99	$1,447	0.45%	0.40%	to	1.85%	4.70%	to	6.18%
2015		73	$11.02	to	$20.72	$1,180	0.38%	0.40%	to	1.75%	0.84%	to	2.22%
2014		51	$10.87	to	$20.27	$934	0.24%	0.40%	to	1.95%	7.38%	to	9.10%
2013		40	$17.49	to	$18.58	$729	—	0.40%	to	1.95%	30.13%	to	32.15%
2012		34	$13.44	to	$14.06	$465	—	0.40%	to	1.95%	14.15%	to	15.72%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2016		7,659	$14.29	to	$49.04	$269,002	2.22%	0.00%	to	1.95%	15.69%	to	18.06%
2015		8,455	$12.21	to	$42.03	$253,886	3.09%	0.00%	to	1.95%	-5.81%	to	-3.96%
2014		9,616	$12.83	to	$44.27	$301,864	2.80%	0.00%	to	1.95%	6.58%	to	8.75%
2013		10,575	$11.91	to	$41.19	$306,607	2.51%	0.00%	to	1.95%	25.63%	to	28.10%
2012		11,678	$9.38	to	$32.52	$264,552	3.11%	0.00%	to	1.95%	15.02%	to	17.37%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Growth Portfolio - Initial Class
2016		8,741	$14.40	to	$47.89	$262,156	0.04%	0.00%	to	1.75%	-0.99%	to	0.85%
2015		9,542	$14.41	to	$48.06	$287,422	0.26%	0.00%	to	1.75%	5.31%	to	7.16%
2014		10,303	$13.57	to	$45.36	$292,498	0.19%	0.00%	to	1.75%	9.42%	to	11.34%
2013		10,711	$12.30	to	$41.23	$275,001	0.28%	0.00%	to	1.75%	33.95%	to	36.33%
2012		11,796	$9.10	to	$30.59	$225,077	0.62%	0.00%	to	1.75%	12.69%	to	14.70%
Fidelity® VIP High Income Portfolio - Initial Class
2016		699	$16.13	to	$16.99	$11,293	5.31%	0.85%	to	1.50%	12.89%	to	13.67%
2015		732	$14.24	to	$15.05	$10,441	6.54%	0.85%	to	1.50%	-5.05%	to	-4.81%
2014		812	$14.94	to	$15.85	$12,151	6.10%	0.95%	to	1.50%	-0.38%	to	0.20%
2013		759	$14.91	to	$15.91	$11,354	5.55%	0.95%	to	1.50%	4.40%	to	5.00%
2012		852	$14.20	to	$15.24	$12,167	6.21%	0.95%	to	1.50%	12.56%	to	13.15%
Fidelity® VIP Overseas Portfolio - Initial Class
2016		1,498	$8.66	to	$24.48	$25,749	1.37%	0.00%	to	1.50%	-6.49%	to	-5.00%
2015		1,654	$9.20	to	$25.79	$30,265	1.41%	0.00%	to	1.50%	2.09%	to	3.62%
2014		1,667	$8.96	to	$24.80	$29,883	1.30%	0.00%	to	1.50%	-9.46%	to	-8.07%
2013		1,864	$9.83	to	$27.07	$36,312	1.36%	0.00%	to	1.50%	28.47%	to	30.42%
2012		1,924	$7.61	to	$20.76	$29,379	1.91%	0.00%	to	1.50%	18.92%	to	20.83%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2016		26,164	$15.17	to	$66.29	$1,197,401	0.78%	0.00%	to	1.95%	5.90%	to	8.02%
2015		28,502	$14.17	to	$61.37	$1,229,525	1.03%	0.00%	to	1.95%	-1.28%	to	0.68%
2014		32,591	$14.21	to	$60.97	$1,379,550	0.95%	0.00%	to	1.95%	9.83%	to	12.30%
2013		34,517	$12.81	to	$54.32	$1,320,713	1.07%	0.00%	to	1.95%	28.75%	to	31.32%
2012		36,247	$9.84	to	$41.86	$1,085,469	1.39%	0.00%	to	1.95%	14.15%	to	16.42%
Fidelity® VIP Index 500 Portfolio - Initial Class
2016		4,073	$48.89	to	$49.16	$199,247	1.49%	0.85%	to	1.20%	10.51%	to	10.92%
2015		3,999	$44.24	to	$44.32	$176,926	2.04%	0.85%	to	1.20%		0.14%
2014		3,986	$44.11	to	$44.18	$176,091	1.67%	0.95%	to	1.20%	12.22%	to	12.50%
2013		3,904	$39.21	to	$39.37	$153,676	1.96%	0.95%	to	1.20%	30.71%	to	31.01%
2012		3,845	$29.93	to	$30.12	$115,759	2.20%	0.95%	to	1.10%	14.66%	to	14.81%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Mid Cap Portfolio - Initial Class
2016		—	$18.52	to	$19.00	$8	0.70%	1.00%	to	1.25%		10.83%
2015		—		$16.71		$3	(f)		1.25%			(f)
2014		1,283		$22.96		$29,464	0.26%		—			6.30%
2013		1,290		$21.60		$27,855	0.52%		—			36.19%
2012		1,299		$15.86		$20,599	0.66%		—			14.84%
Fidelity® VIP Asset Manager Portfolio - Initial Class
2016		652	$30.11	to	$30.27	$19,664	1.42%	0.85%	to	1.20%	1.83%	to	2.19%
2015		723	$29.57	to	$29.62	$21,376	1.61%	0.85%	to	1.20%		-1.04%
2014		759	$29.83	to	$29.88	$22,661	1.50%	0.95%	to	1.20%	4.59%	to	4.81%
2013		814	$28.46	to	$28.57	$23,250	1.53%	0.95%	to	1.20%	14.33%	to	14.62%
2012		905	$24.83	to	$24.99	$22,592	1.59%	0.95%	to	1.10%	11.26%	to	11.40%
Franklin Mutual Global Discovery Fund - Class R
2016		66	$14.25	to	$26.92	$1,664	1.74%	0.20%	to	1.55%	10.56%	to	12.03%
2015		72	$12.84	to	$24.03	$1,629	1.18%	0.20%	to	1.55%	-5.32%	to	-4.00%
2014		108	$13.50	to	$25.31	$2,593	1.88%	0.10%	to	1.55%	3.20%	to	4.55%
2013		113	$13.03	to	$24.06	$2,610	1.27%	0.15%	to	1.55%	23.10%	to	24.86%
2012		131	$10.55	to	$19.27	$2,419	1.30%	0.15%	to	1.55%	11.32%	to	12.89%
Franklin Biotechnology Discovery Fund - Advisor Class
2016		20	$9.28	to	$12.39	$232	1.29%	0.30%	to	1.40%	-18.09%	to	-17.25%
2015		21	$11.38	to	$14.85	$304	—	0.40%	to	1.25%	4.46%	to	5.32%
2014	9/10/2014	7	$10.88	to	$14.12	$97	(c)	0.95%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Franklin Natural Resources Fund - Advisor Class
2016		5	$6.93	to	$7.13	$35	1.82%	0.30%	to	1.40%	33.01%	to	33.90%
2015		1	$5.21	to	$5.25	$5	—	0.85%	to	1.40%	-28.63%	to	-28.28%
2014	8/27/2014	0	$7.30	to	$7.31	$3	(c)	1.15%	to	1.40%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Small-Mid Cap Growth Fund - Class A
2016		12	$20.55	to	$24.15	$260	—	0.20%	to	1.45%	2.80%	to	4.09%
2015		13	$19.99	to	$23.20	$287	—	0.20%	to	1.45%	-3.38%	to	-2.15%
2014		14	$20.69	to	$23.71	$306	—	0.20%	to	1.45%	5.99%	to	7.29%
2013		36	$18.95	to	$22.10	$759	—	0.20%	to	1.75%	36.60%	to	38.30%
2012		36	$14.29	to	$15.98	$553	—	0.20%	to	1.45%	9.17%	to	10.59%
Franklin Small Cap Value VIP Fund - Class 2
2016		3,767	$18.42	to	$39.83	$128,525	0.77%	0.00%	to	1.75%	27.90%	to	30.21%
2015		3,901	$14.28	to	$30.59	$103,364	0.65%	0.00%	to	1.75%	-8.97%	to	-7.37%
2014		4,562	$15.55	to	$33.03	$132,108	0.62%	0.00%	to	1.75%	-1.18%	to	0.87%
2013		4,953	$15.61	to	$32.84	$144,001	1.30%	0.00%	to	1.75%	33.84%	to	36.21%
2012		5,113	$11.56	to	$24.11	$110,112	0.79%	0.00%	to	1.75%	16.34%	to	18.42%
Goldman Sachs Growth Opportunities Fund - Class IR
2016		1	$10.55	to	$10.79	$14	—	0.40%	to	1.25%	0.09%	to	1.03%
2015		1	$10.54	to	$10.68	$9	—	0.40%	to	1.25%	-6.56%	to	-5.82%
2014	8/27/2014	0	$11.28	to	$11.29	$3	(c)	1.10%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Growth Fund of America® - Class R-3
2016		523	$18.33	to	$26.04	$12,049	0.22%	0.00%	to	1.55%	6.44%	to	8.09%
2015		632	$17.12	to	$24.09	$13,745	0.23%	0.00%	to	1.55%	3.41%	to	5.06%
2014		794	$16.46	to	$22.93	$16,720	0.03%	0.00%	to	1.55%	7.31%	to	8.93%
2013		819	$15.26	to	$21.05	$15,914	0.03%	0.00%	to	1.55%	31.37%	to	33.40%
2012		847	$11.56	to	$15.78	$12,373	0.44%	0.00%	to	1.55%	18.35%	to	20.18%
Growth Fund of America® - Class R-4
2016		15,504	$15.94	to	$27.01	$368,594	0.55%	0.00%	to	1.50%	6.84%	to	8.43%
2015		16,703	$14.83	to	$24.91	$370,151	0.57%	0.00%	to	1.50%	3.77%	to	5.40%
2014		17,901	$14.21	to	$23.65	$380,060	0.33%	0.00%	to	1.50%	7.64%	to	9.61%
2013		18,546	$13.12	to	$21.64	$363,914	0.33%	0.00%	to	1.50%	31.83%	to	33.83%
2012		19,382	$9.90	to	$16.17	$287,158	0.76%	0.00%	to	1.50%	18.73%	to	20.61%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
The Hartford Capital Appreciation Fund - Class R4
2016		—		$18.06		—	0.19%		0.65%			3.44%
2015		—		$17.46		—	—		0.65%			0.69%
2014		—		$17.34		—	—		0.65%			6.64%
2013		—		$16.26		—	—		0.65%			40.78%
2012		14		$11.55		$159	0.60%		0.65%			19.44%
The Hartford Dividend And Growth Fund - Class R4
2016		—		$20.25		$6	1.42%		0.65%			13.51%
2015		—		$17.84		$5	—		0.65%			-2.14%
2014		—		$18.23		$5	—		0.65%			11.64%
2013		—		$16.33		$4	3.02%		0.65%			30.12%
2012		21		$12.55		$261	1.38%		0.65%			12.15%
The Hartford International Opportunities Fund - Class R4
2016	6/16/2016	15	$10.33	to	$10.39	$157	(e)	0.40%	to	1.50%		(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Income Fund of America® - Class R-3
2016		61	$18.39	to	$21.89	$1,273	2.47%	0.20%	to	1.55%	8.50%	to	9.94%
2015		106	$16.95	to	$20.39	$2,034	2.66%	0.00%	to	1.55%	-3.36%	to	-1.83%
2014		134	$17.54	to	$20.77	$2,622	2.79%	0.00%	to	1.55%	6.37%	to	8.01%
2013		131	$16.49	to	$19.23	$2,392	3.02%	0.00%	to	1.55%	15.96%	to	17.76%
2012		129	$14.22	to	$16.33	$1,985	3.31%	0.00%	to	1.55%	10.00%	to	11.62%
Ivy Science and Technology Fund - Class Y
2016		291	$10.34	to	$10.73	$3,046	—	0.10%	to	1.50%	0.19%	to	1.61%
2015		180	$10.33	to	$10.56	$1,869	—	0.10%	to	1.40%	-4.53%	to	-3.21%
2014	8/15/2014	3	$10.84	to	$10.85	$31	(c)	0.95%	to	1.15%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Janus Aspen Series Balanced Portfolio - Institutional Shares
2016		3	$34.19	to	$52.26	$127	2.10%	0.50%	to	1.40%	3.16%	to	4.07%
2015		3	$32.92	to	$50.59	$132	2.15%	0.50%	to	1.40%	-0.79%	to	0.11%
2014		3	$32.95	to	$50.91	$147	2.00%	0.50%	to	1.40%	7.02%	to	7.96%
2013		3	$30.58	to	$47.51	$153	1.83%	0.50%	to	1.40%	18.46%	to	19.58%
2012		4	$25.63	to	$40.04	$174	3.08%	0.50%	to	1.40%	12.05%	to	13.05%
Janus Aspen Series Enterprise Portfolio - Institutional Shares
2016		4	$37.56	to	$58.85	$238	0.72%	0.45%	to	1.25%	10.97%	to	11.85%
2015		5	$33.67	to	$53.03	$249	0.75%	0.45%	to	1.25%	2.73%	to	3.56%
2014		6	$32.59	to	$51.62	$282	0.33%	0.45%	to	1.50%	10.84%	to	12.00%
2013		7	$29.17	to	$46.45	$326	0.29%	0.45%	to	1.50%	30.42%	to	31.81%
2012		11	$22.19	to	$35.53	$365	—	0.45%	to	1.50%	15.58%	to	16.74%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2016		—	$24.04	to	$32.26	$14	1.59%	0.50%	to	1.25%	1.19%	to	1.97%
2015		1	$23.58	to	$31.88	$37	2.60%	0.50%	to	1.25%	-1.02%	to	-0.28%
2014		1	$22.03	to	$32.21	$40	2.56%	0.50%	to	1.50%	3.38%	to	4.39%
2013		1	$21.24	to	$31.08	$38	5.13%	0.50%	to	1.50%	-1.62%	to	-0.62%
2012		1	$21.52	to	$31.52	$40	1.90%	0.50%	to	1.50%	6.72%	to	7.80%
Janus Aspen Series Global Research Portfolio - Institutional Shares
2016		2	$16.19	to	$30.54	$58	0.94%	0.45%	to	1.25%	0.79%	to	1.62%
2015		3	$15.97	to	$30.30	$72	1.15%	0.45%	to	1.25%	-3.50%	to	-2.74%
2014		4	$16.46	to	$31.40	$102	1.52%	0.45%	to	1.50%	5.87%	to	6.98%
2013		6	$15.43	to	$29.59	$161	1.35%	0.45%	to	1.50%	26.46%	to	27.83%
2012		6	$12.10	to	$23.33	$135	0.80%	0.45%	to	1.50%	18.33%	to	19.52%
Janus Aspen Series Janus Portfolio - Institutional Shares
2016		2	$15.09	to	$34.04	$52	0.41%	0.50%	to	1.25%	-0.76%	to	0.00%
2015		3	$15.15	to	$34.30	$84	1.20%	0.50%	to	1.25%	4.03%	to	4.84%
2014		3	$14.52	to	$35.95	$82	—	0.50%	to	1.25%	11.61%	to	12.40%
2013		3	$12.96	to	$32.19	$78	1.35%	0.50%	to	1.25%	28.71%	to	29.67%
2012		4	$10.04	to	$24.98	$70	—	0.50%	to	1.40%	16.99%	to	18.06%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
JPMorgan Equity Income Fund - Select Class
2016		60	$11.99	to	$12.35	$724	2.03%	0.30%	to	1.40%	13.30%	to	14.56%
2015		23	$10.60	to	$10.78	$247	1.90%	0.30%	to	1.35%	-3.64%	to	-2.71%
2014	8/11/2014	6	$11.00	to	$11.03	$68	(c)	0.95%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
JPMorgan Government Bond Fund - Select Class
2016		93		$10.10		$942	2.88%		0.85%			0.60%
2015		96		$10.04		$962	1.87%		0.85%			0.20%
2014		42		$10.02		$426	1.50%		0.95%			4.59%
2013		25		$9.58		$242	5.56%		0.95%			-4.58%
2012	11/05/2012	1		$10.04		$10	(a)		0.95%			(a)
Lazard International Equity Portfolio - Open Shares
2016	5/25/2016	29	$9.65	to	$9.77	$278	(e)	0.30%	to	1.25%		(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
ClearBridge Aggressive Growth Fund - Class I
2016		40	$10.92	to	$11.26	$440	0.60%	0.10%	to	1.25%	4.70%	to	5.93%
2015		34	$10.43	to	$10.63	$356	—	0.10%	to	1.25%	-5.35%	to	-4.23%
2014	8/15/2014	9	$11.02	to	$11.10	$96	(c)	0.10%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
LKCM Aquinas Catholic Equity Fund
2016	7/29/2016	42	$10.33	to	$10.35	$433	(e)	0.90%	to	1.25%		(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Loomis Sayles Small Cap Value Fund - Retail Class
2016		727	$20.04	to	$22.82	$15,278	0.15%	0.00%	to	1.50%	24.24%	to	26.15%
2015		741	$16.13	to	$18.09	$12,466	0.34%	0.00%	to	1.50%	-5.01%	to	-3.57%
2014		813	$16.98	to	$18.76	$14,315	0.27%	0.00%	to	1.50%	3.47%	to	5.04%
2013		921	$16.41	to	$17.86	$15,591	0.02%	0.00%	to	1.50%	33.52%	to	35.61%
2012		838	$12.29	to	$13.17	$10,558	0.87%	0.00%	to	1.50%	14.33%	to	16.04%
Loomis Sayles Limited Term Government and Agency Fund - Class Y
2016		118	$9.89	to	$9.98	$1,170	2.03%	0.85%	to	1.20%	-0.30%	to	0.10%
2015		121	$9.92	to	$9.97	$1,209	1.64%	0.85%	to	1.20%	-0.70%	to	-0.40%
2014	5/19/2014	37	$9.99	to	$10.01	$373	(c)	0.95%	to	1.20%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Loomis Sayles Value Fund - Class Y
2016		2	$11.25	to	$11.43	$25	2.70%	0.65%	to	1.25%	10.19%	to	10.86%
2015		1	$10.21	to	$10.31	$10	—	0.65%	to	1.25%	-5.38%	to	-4.80%
2014	9/29/2014	—		$10.81		$0	(c)		0.95%			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Lord Abbett Developing Growth Fund - Class A
2016		9	$20.56	to	$22.56	$195	—	0.20%	to	1.55%	-4.19%	to	-2.93%
2015		12	$21.46	to	$23.24	$277	—	0.20%	to	1.55%	-10.28%	to	-9.08%
2014		11	$23.92	to	$25.56	$274	—	0.20%	to	1.55%	1.97%	to	3.06%
2013		11	$23.49	to	$24.80	$259	—	0.20%	to	1.60%	54.74%	to	56.86%
2012		6	$15.18	to	$15.81	$93	—	0.20%	to	1.60%	8.85%	to	9.75%
Lord Abbett Core Fixed Income Fund - Class A
2016		2	$10.97	to	$11.15	$24	2.90%	1.20%	to	1.45%	1.29%	to	1.37%
2015		4	$10.83	to	$11.11	$43	0.31%	1.00%	to	1.45%	-1.99%	to	-1.51%
2014		110	$11.05	to	$11.44	$1,258	0.15%	0.70%	to	1.45%	4.64%	to	5.03%
2013		4	$10.56	to	$10.78	$46	1.90%	0.90%	to	1.45%	-3.74%	to	-3.14%
2012		5	$10.97	to	$11.13	$59	1.80%	0.90%	to	1.45%	4.28%	to	4.90%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Short Duration Income Fund - Class R4
2016	5/9/2016	256	$10.06	to	$10.14	$2,586	(e)	0.25%	to	1.50%		(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Lord Abbett Mid Cap Stock Fund - Class A
2016		36	$20.42	to	$26.75	$898	0.61%	0.20%	to	1.75%	14.70%	to	16.38%
2015		41	$18.03	to	$23.17	$866	0.89%	0.20%	to	1.65%	-5.16%	to	-3.88%
2014		53	$19.01	to	$24.26	$1,155	0.46%	0.35%	to	1.65%	10.21%	to	11.22%
2013		50	$17.14	to	$21.96	$997	0.41%	0.35%	to	1.75%	28.44%	to	29.60%
2012		63	$13.75	to	$17.02	$960	0.52%	0.55%	to	1.45%	12.89%	to	13.91%
Lord Abbett Small Cap Value Fund - Class A
2016		40	$28.19	to	$32.28	$1,242	—	0.55%	to	1.60%	18.54%	to	19.82%
2015		45	$23.78	to	$26.94	$1,178	—	0.55%	to	1.60%	-2.74%	to	-1.71%
2014		47	$24.45	to	$27.41	$1,254	—	0.55%	to	1.60%	0.29%	to	1.33%
2013		55	$24.38	to	$27.05	$1,450	—	0.55%	to	1.60%	31.57%	to	32.92%
2012		60	$18.53	to	$20.35	$1,186	0.69%	0.55%	to	1.60%	8.81%	to	10.00%
Lord Abbett Fundamental Equity Fund - Class A
2016		11	$19.38	to	$20.69	$213	1.19%	0.60%	to	1.55%	14.00%	to	15.07%
2015		17	$17.00	to	$18.41	$294	1.43%	0.20%	to	1.55%	-4.66%	to	-3.36%
2014		14	$17.79	to	$19.05	$265	0.76%	0.20%	to	1.60%	5.27%	to	6.72%
2013		15	$16.90	to	$17.85	$264	0.47%	0.20%	to	1.60%	34.45%	to	36.36%
2012		12	$12.57	to	$13.09	$158	0.99%	0.20%	to	1.60%	9.52%	to	10.46%
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
2016		3,962	$15.14	to	$29.03	$96,369	0.49%	0.10%	to	1.50%	14.66%	to	16.30%
2015		4,314	$13.13	to	$25.24	$91,575	0.58%	0.10%	to	1.50%	-5.21%	to	-3.90%
2014		4,665	$13.77	to	$26.55	$104,586	0.43%	0.00%	to	1.50%	9.87%	to	11.50%
2013		5,161	$12.46	to	$24.10	$104,684	0.40%	0.00%	to	1.50%	28.34%	to	30.40%
2012		6,044	$9.65	to	$18.71	$95,534	0.67%	0.00%	to	1.50%	12.88%	to	14.55%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
MainStay Large Cap Growth Fund - Class R3
2016		—		$21.29		$2	—		—			-2.92%
2015		—		$21.93		$2	—		—			5.58%
2014		—		$20.77		$2	—		—			9.89%
2013		34		$18.90		$637	—		—			35.97%
2012	2/15/2012	31		$13.90		$424	(a)		—			(a)
Massachusetts Investors Growth Stock Fund - Class A
2016		4	$19.89	to	$22.48	$97	0.67%	0.65%	to	1.60%	4.46%	to	5.44%
2015		6	$18.59	to	$22.36	$119	1.43%	0.25%	to	1.80%	-1.41%	to	-0.27%
2014		34	$19.89	to	$22.42	$722	0.58%	0.25%	to	1.35%	10.25%	to	11.21%
2013		34	$17.90	to	$20.16	$660	0.44%	0.25%	to	1.45%	28.52%	to	29.37%
2012		49	$13.52	to	$15.05	$718	1.05%	0.60%	to	1.80%	15.41%	to	16.22%
Metropolitan West Total Return Bond Fund - Class I
2016		1,041		$10.13		$10,546	1.90%		—			2.53%
2015	7/14/2015	368		$9.88		$3,636	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Metropolitan West Total Return Bond Fund - Class M
2016		1,738	$10.03	to	$10.60	$17,807	1.64%	0.00%	to	1.50%	0.80%	to	2.32%
2015		1,556	$9.95	to	$10.36	$15,742	1.69%	0.00%	to	1.50%		-1.58%
2014		1,039	$10.11	to	$10.32	$10,611	1.90%	0.25%	to	1.50%	4.53%	to	5.53%
2013	5/15/2013	358	$9.71	to	$9.77	$3,490	(b)	0.30%	to	1.25%		(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
MFS® New Discovery Fund - Class R3
2016		5	$10.93	to	$11.02	$50	0.00%	0.95%	to	1.25%	7.26%	to	7.62%
2015		4	$10.19	to	$10.24	$38	0.00%	0.95%	to	1.25%	-3.32%	to	-3.12%
2014	8/13/2014	—	$10.55	to	$10.57	$1	(c)	0.95%	to	1.20%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
MFS® International Value Fund - Class R3
2016		28	$10.50	to	$10.65	$294	2.32%	0.85%	to	1.40%	2.54%	to	3.00%
2015		9	$10.25	to	$10.34	$90	1.94%	0.85%	to	1.35%	5.02%	to	5.62%
2014	8/15/2014	1	$9.77	to	$9.78	$13	(c)	0.95%	to	1.20%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Neuberger Berman Genesis Fund - Trust Class
2016		31	$19.53	to	$21.30	$640	0.06%	0.35%	to	1.70%	16.04%	to	17.68%
2015		29	$16.83	to	$18.10	$509	—	0.35%	to	1.70%	-1.52%	to	-0.22%
2014		27	$17.09	to	$18.14	$473	—	0.35%	to	1.70%	-1.23%	to	-0.66%
2013		11	$17.41	to	$18.26	$198	0.68%	0.35%	to	1.75%	34.54%	to	36.37%
2012		7	$12.94	to	$13.39	$95	—	0.35%	to	1.75%		8.44%
Neuberger Berman Socially Responsive Fund - Institutional Class
2016		121		$11.22		$1,355	1.25%		—			10.32%
2015	7/15/2015	38		$10.17		$385	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Neuberger Berman Socially Responsive Fund - Trust Class
2016		677	$16.23	to	$19.67	$12,306	1.11%	0.00%	to	1.60%	8.16%	to	9.89%
2015		707	$14.90	to	$17.95	$11,809	0.96%	0.00%	to	1.70%	-2.17%	to	-0.56%
2014		786	$15.12	to	$18.09	$13,345	0.92%	0.00%	to	1.90%	8.18%	to	10.29%
2013		930	$13.84	to	$16.45	$14,445	1.19%	0.00%	to	1.90%	35.35%	to	37.90%
2012		779	$10.12	to	$11.95	$8,855	0.80%	0.00%	to	1.90%	8.70%	to	10.88%
New Perspective Fund® - Class R-3
2016		73	$21.39	to	$25.14	$1,718	0.43%	0.00%	to	1.25%	0.23%	to	1.49%
2015		88	$20.96	to	$24.77	$2,071	0.33%	0.00%	to	1.40%	3.56%	to	5.05%
2014		94	$20.24	to	$23.58	$2,112	0.22%	0.00%	to	1.40%	1.40%	to	2.83%
2013		110	$19.96	to	$22.93	$2,417	0.53%	0.00%	to	1.40%	24.67%	to	26.41%
2012		122	$15.94	to	$18.14	$2,123	0.61%	0.00%	to	1.45%	18.68%	to	20.37%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
New Perspective Fund® - Class R-4
2016		5,720	$13.83	to	$26.59	$135,484	0.81%	0.00%	to	1.50%	0.32%	to	1.84%
2015		5,570	$13.70	to	$26.11	$130,637	0.67%	0.00%	to	1.50%	3.74%	to	5.34%
2014		5,427	$13.13	to	$24.79	$121,851	0.59%	0.00%	to	1.50%	1.68%	to	3.20%
2013		5,241	$12.84	to	$24.03	$114,954	0.86%	0.00%	to	1.50%	24.88%	to	26.81%
2012		5,050	$10.22	to	$18.95	$88,013	1.22%	0.00%	to	1.50%	18.94%	to	20.87%
New World Fund® - Class R-4
2016		35	$8.98	to	$9.30	$324	1.37%	0.10%	to	1.40%	2.39%	to	3.79%
2015		21	$8.77	to	$8.96	$183	0.95%	0.10%	to	1.35%	-7.29%	to	-5.98%
2014	8/13/2014	3	$9.46	to	$9.53	$27	(c)	0.10%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Nuveen Global Infrastructure Fund - Class I
2016		179	$10.27	to	$10.33	$1,841	4.47%	1.00%	to	1.20%	6.54%	to	6.83%
2015		107	$9.64	to	$9.67	$1,029	2.07%	1.00%	to	1.20%	-7.75%	to	-7.55%
2014	5/15/2014	115	$10.45	to	$10.46	$1,197	(c)	1.00%	to	1.20%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Oppenheimer Capital Appreciation Fund - Class A
2016		4	$16.25	to	$17.00	$64	0.07%	0.85%	to	1.20%	-3.50%	to	-3.19%
2015		5	$16.84	to	$17.56	$85	0.00%	0.85%	to	1.20%	2.00%	to	2.33%
2014		6	$16.51	to	$17.35	$104	0.00%	0.75%	to	1.20%	13.63%	to	14.22%
2013		7	$14.53	to	$15.42	$106	0.00%	0.60%	to	1.20%	27.79%	to	28.50%
2012		44	$11.27	to	$12.00	$520	0.65%	0.60%	to	1.30%	12.14%	to	12.99%
Oppenheimer Developing Markets Fund - Class A
2016		3,352	$10.31	to	$80.96	$197,196	0.23%	0.00%	to	1.75%	5.05%	to	6.94%
2015		3,558	$9.74	to	$75.74	$197,414	0.38%	0.00%	to	1.75%	-15.58%	to	-14.07%
2014		3,823	$11.43	to	$88.14	$249,694	0.27%	0.00%	to	1.75%	-6.45%	to	-4.51%
2013		4,033	$12.12	to	$92.59	$280,181	0.10%	0.00%	to	1.75%	6.49%	to	8.38%
2012		4,295	$11.29	to	$85.45	$275,812	0.41%	0.00%	to	1.75%	18.73%	to	20.87%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Developing Markets Fund - Class Y
2016		3,464	$9.89	to	$10.44	$35,494	0.53%	0.00%	to	1.25%	5.78%	to	7.08%
2015		3,532	$9.35	to	$9.75	$33,914	0.69%	0.00%	to	1.25%	-14.85%	to	-13.79%
2014		3,459	$10.98	to	$11.31	$38,711	0.62%	0.00%	to	1.25%	-5.01%	to	-4.56%
2013		3,321	$11.78	to	$11.85	$39,124	0.46%	0.00%	to	0.45%	8.17%	to	8.62%
2012	9/4/2012	3,248	$10.89	to	$10.91	$35,375	(a)	0.00%	to	0.45%		(a)
Oppenheimer Gold & Special Minerals Fund - Class A
2016		7	$5.32	to	$5.92	$38	8.12%	0.20%	to	1.75%	46.67%	to	48.37%
2015		6	$3.66	to	$3.99	$24	—	0.20%	to	1.65%	-24.09%	to	-23.27%
2014		4	$4.82	to	$5.20	$21	—	0.20%	to	1.75%	-16.75%	to	-15.58%
2013		3	$5.79	to	$6.16	$15	—	0.20%	to	1.75%	-48.60%	to	-47.88%
2012		1	$11.40	to	$11.82	$16	(f)	0.20%	to	1.45%		(f)
Oppenheimer International Bond Fund - Class A
2016		15	$10.58	to	$11.41	$163	4.02%	0.45%	to	1.55%	4.55%	to	5.45%
2015		5	$10.12	to	$10.64	$54	3.60%	0.70%	to	1.55%	-5.24%	to	-4.40%
2014		5	$10.68	to	$11.13	$57	4.04%	0.70%	to	1.55%	-1.01%	to	-0.36%
2013		13	$10.79	to	$11.17	$141	3.72%	0.70%	to	1.60%	-5.57%	to	-4.86%
2012		11	$11.49	to	$11.74	$128	3.82%	0.70%	to	1.45%	9.22%	to	9.87%
Oppenheimer International Growth Fund - Class Y
2016		28	$8.94	to	$9.18	$255	1.80%	0.40%	to	1.40%	-3.34%	to	-2.44%
2015		12	$9.27	to	$9.41	$114	1.61%	0.40%	to	1.35%	2.09%	to	2.95%
2014	7/15/2014	1	$9.09	to	$9.11	$10	(c)	0.95%	to	1.20%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Oppenheimer International Small-Mid Company Fund - Class Y
2016		33	$10.89	to	$11.07	$365	0.58%	0.75%	to	1.40%	-1.63%	to	-1.17%
2015		15	$11.07	to	$11.15	$163	—	0.95%	to	1.40%	13.54%	to	14.12%
2014	8/1/2014	1	$9.75	to	$9.77	$12	(c)	0.95%	to	1.40%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Fund® - Class A
2016	5/13/2016	17		$11.02		$182	(e)		1.20%			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Oppenheimer Discovery Mid Cap Growth Fund/VA
2016		2	$7.65	to	$15.55	$14	—	1.25%	to	1.50%	0.79%	to	1.04%
2015		2	$7.59	to	$15.39	$15	—	1.25%	to	1.50%	4.98%	to	5.34%
2014		2	$7.23	to	$14.61	$15	—	1.25%	to	1.50%	4.33%	to	4.43%
2013		4	$6.93	to	$13.99	$46	—	1.25%	to	1.50%	33.78%	to	34.26%
2012		5	$5.18	to	$10.42	$41	—	1.25%	to	1.50%	14.86%	to	15.01%
Oppenheimer Global Fund/VA
2016		6	$19.12	to	$37.38	$211	0.98%	0.50%	to	1.80%	-1.70%	to	-0.43%
2015		7	$19.45	to	$37.54	$225	1.34%	0.50%	to	1.80%	2.10%	to	3.44%
2014		7	$19.05	to	$36.29	$222	1.24%	0.50%	to	1.80%	0.47%	to	1.77%
2013		8	$18.96	to	$35.66	$261	1.23%	0.50%	to	1.80%	25.07%	to	26.68%
2012		9	$15.16	to	$28.15	$226	2.31%	0.50%	to	1.80%	19.09%	to	20.66%
Oppenheimer Global Strategic Income Fund/VA
2016		4	$20.94	to	$23.87	$90	4.71%	0.55%	to	1.25%	5.23%	to	5.95%
2015		4	$19.90	to	$22.34	$96	6.19%	0.60%	to	1.25%	-3.49%	to	-2.83%
2014		4	$20.62	to	$22.99	$98	4.06%	0.60%	to	1.25%	1.58%	to	2.22%
2013		5	$20.30	to	$22.49	$99	4.81%	0.60%	to	1.25%	-1.36%	to	-0.75%
2012		5	$20.58	to	$22.66	$109	5.58%	0.60%	to	1.25%	12.09%	to	12.85%
Oppenheimer Main Street Fund®/VA
2016		4	$15.55	to	$17.90	$64	1.09%	1.25%	to	1.50%	9.97%	to	10.22%
2015		5	$14.14	to	$16.24	$66	1.43%	1.25%	to	1.50%	1.80%	to	2.01%
2014		5	$13.89	to	$15.92	$74	1.32%	1.25%	to	1.50%	9.03%	to	9.34%
2013		6	$12.74	to	$14.56	$77	1.39%	1.25%	to	1.50%	29.87%	to	30.12%
2012		7	$9.81	to	$11.19	$67	1.52%	1.25%	to	1.50%	15.14%	to	15.48%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Small Cap Fund®/VA
2016		1,123	$18.71	to	$29.05	$27,621	0.50%	0.00%	to	1.50%	16.33%	to	18.02%
2015		1,207	$15.99	to	$24.85	$25,350	0.94%	0.00%	to	1.50%	-7.32%	to	-5.91%
2014		1,288	$17.15	to	$26.68	$28,354	0.86%	0.00%	to	1.50%	10.25%	to	12.00%
2013		1,167	$15.46	to	$24.07	$23,499	0.83%	0.00%	to	1.50%	38.93%	to	40.98%
2012		718	$11.06	to	$17.24	$10,845	0.60%	0.00%	to	1.50%	16.23%	to	18.00%
Parnassus Core Equity FundSM - Investor Shares
2016		1,499	$16.31	to	$27.64	$25,372	1.04%	0.10%	to	1.40%	8.88%	to	10.30%
2015		1,393	$14.90	to	$25.06	$21,394	2.27%	0.10%	to	1.35%	-1.89%	to	-0.63%
2014		1,120	$15.11	to	$25.22	$17,371	1.75%	0.10%	to	1.35%	12.94%	to	14.18%
2013		547	$13.33	to	$22.01	$7,389	1.50%	0.15%	to	1.35%	32.23%	to	32.77%
2012		59	$10.04	to	$16.12	$622	3.31%	0.95%	to	1.35%	13.97%	to	14.33%
Pax Balanced Fund - Individual Investor Class
2016		2,325	$12.61	to	$19.36	$38,128	1.27%	0.00%	to	1.50%	4.20%	to	5.79%
2015		2,575	$12.03	to	$18.30	$40,388	0.85%	0.00%	to	1.50%	-2.02%	to	-0.54%
2014		2,813	$12.20	to	$18.40	$44,918	0.87%	0.00%	to	1.50%	6.38%	to	7.98%
2013		3,309	$11.40	to	$17.04	$49,414	0.81%	0.00%	to	1.50%	14.64%	to	16.39%
2012		3,574	$9.88	to	$14.64	$46,306	1.59%	0.00%	to	1.50%	9.65%	to	11.29%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
2016		257	$6.04	to	$6.25	$1,570	0.97%	0.25%	to	1.50%	12.69%	to	14.05%
2015		98	$5.36	to	$5.48	$532	6.23%	0.25%	to	1.50%	-27.07%	to	-26.22%
2014	6/30/2014	2	$7.36	to	$7.38	$14	(c)	0.95%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
PIMCO Real Return Portfolio - Administrative Class
2016		6,498	$9.79	to	$17.12	$98,105	2.28%	0.00%	to	1.60%	3.49%	to	5.22%
2015		6,996	$9.42	to	$16.27	$101,300	3.87%	0.00%	to	1.60%	-4.23%	to	-2.69%
2014		8,463	$9.80	to	$16.72	$127,404	1.43%	0.00%	to	1.60%	1.43%	to	3.11%
2013		10,069	$12.89	to	$16.22	$148,758	1.37%	0.00%	to	1.65%	-10.68%	to	-9.22%
2012		16,021	$14.33	to	$17.87	$260,067	1.05%	0.00%	to	1.65%	7.10%	to	8.78%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer Equity Income Fund - Class Y
2016		848		$16.83		$14,268	2.10%		0.85%			18.44%
2015		726		$14.21		$10,306	2.05%		0.85%			-0.28%
2014		592		$14.25		$8,438	2.94%		0.95%			12.12%
2013		358		$12.71		$4,551	2.90%		0.95%			28.00%
2012	9/17/2012	111		$9.93		$1,099	(a)		0.95%			(a)
Pioneer High Yield Fund - Class A
2016		62	$16.78	to	$20.50	$1,175	4.98%	0.20%	to	1.75%	12.17%	to	13.89%
2015		102	$14.96	to	$18.00	$1,727	4.91%	0.20%	to	1.75%	-6.56%	to	-5.06%
2014		112	$16.01	to	$18.96	$2,023	4.31%	0.20%	to	1.75%	-1.90%	to	-0.37%
2013		108	$16.32	to	$19.03	$1,966	4.83%	0.20%	to	1.75%	10.34%	to	12.07%
2012		133	$14.79	to	$16.98	$2,178	4.74%	0.20%	to	1.75%	12.99%	to	14.73%
Pioneer Strategic Income Fund - Class A
2016		74	$12.44	to	$13.84	$992	3.08%	0.20%	to	1.75%	5.83%	to	7.37%
2015		94	$11.83	to	$12.89	$1,189	3.70%	0.20%	to	1.65%	-3.02%	to	-1.60%
2014		105	$12.15	to	$13.10	$1,354	3.84%	0.20%	to	1.75%	3.17%	to	4.38%
2013		110	$11.89	to	$12.55	$1,357	4.17%	0.20%	to	1.60%	-0.08%	to	1.29%
2012		124	$11.90	to	$12.39	$1,519	3.51%	0.20%	to	1.60%	10.11%	to	11.02%
Pioneer Emerging Markets VCT Portfolio - Class I
2016		1,108	$5.14	to	$7.18	$7,280	0.57%	0.00%	to	1.60%	4.58%	to	6.35%
2015		1,218	$4.88	to	$6.76	$7,599	4.43%	0.00%	to	1.60%	-16.76%	to	-15.29%
2014		1,392	$5.82	to	$7.98	$10,371	0.74%	0.00%	to	1.60%	-13.99%	to	-12.31%
2013		1,506	$6.71	to	$9.13	$12,937	1.12%	0.00%	to	1.60%	-3.52%	to	-1.93%
2012		1,799	$6.91	to	$9.31	$15,901	0.52%	0.00%	to	1.60%	10.18%	to	12.03%
Pioneer Equity Income VCT Portfolio - Class I
2016		—		$25.18		$0	5.57%		1.05%			18.55%
2015		3		$21.24		$56	3.08%		1.05%			-0.56%
2014	10/6/2014	—		$21.36		$9	(c)		1.05%			(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer High Yield VCT Portfolio - Class I
2016		1,026	$15.71	to	$21.32	$19,606	4.78%	0.00%	to	1.50%	12.48%	to	14.20%
2015		1,115	$13.88	to	$18.68	$18,835	4.92%	0.00%	to	1.50%	-5.37%	to	-3.90%
2014		1,311	$14.58	to	$19.47	$23,270	4.92%	0.00%	to	1.50%	-1.41%	to	0.07%
2013		1,731	$14.70	to	$19.47	$30,910	5.41%	0.00%	to	1.50%	10.38%	to	12.02%
2012		1,725	$13.24	to	$17.39	$27,738	9.42%	0.00%	to	1.50%	14.34%	to	16.06%
Prudential Jennison Utility Fund - Class Z
2016		8	$9.84	to	$10.72	$79	2.31%	0.80%	to	1.25%	14.49%	to	14.90%
2015		5	$8.58	to	$9.26	$42	3.08%	0.95%	to	1.25%	-13.55%	to	-13.32%
2014	8/14/2014	2	$9.91	to	$10.70	$23	(c)	0.95%	to	1.25%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Columbia Diversified Equity Income Fund - Class K
2016		652	$14.49	to	$16.50	$10,001	1.45%	0.00%	to	1.50%	13.11%	to	14.82%
2015		740	$12.81	to	$14.37	$9,975	1.93%	0.00%	to	1.50%	-3.68%	to	-2.24%
2014		789	$13.30	to	$14.70	$10,975	1.26%	0.00%	to	1.50%	10.10%	to	11.79%
2013		759	$12.08	to	$13.15	$9,524	1.54%	0.00%	to	1.50%	28.78%	to	30.85%
2012		742	$9.38	to	$10.05	$7,180	2.27%	0.00%	to	1.50%	13.29%	to	14.99%
Columbia Diversified Equity Income Fund - Class R4
2016		7	$15.70	to	$15.90	$112	1.65%	0.35%	to	0.50%		14.47%
2015		7	$13.62	to	$14.15	$101	1.86%	0.10%	to	0.60%	-2.64%	to	-2.14%
2014		8	$13.99	to	$14.46	$114	(f)	0.10%	to	0.60%		(f)
2013		10	$12.65	to	$12.91	$122	1.90%	0.15%	to	0.50%		30.93%
2012		9	$9.56	to	$9.86	$88	2.56%	0.15%	to	0.80%	13.81%	to	14.65%
Royce Total Return Fund - K Class
2016		—		$20.56		$2	(f)		1.20%			(f)
2015		—		$16.40		$2	—		1.40%			-8.84%
2014		—		$17.99		$2	—		1.40%			-0.39%
2013		—		$18.06		$2	—		1.40%			30.40%
2012		—		$13.85		$1	(f)		1.40%			(f)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Ave Maria Rising Dividend Fund
2016		389	$10.36	to	$10.58	$4,066	1.82%	0.25%	to	1.50%	13.60%	to	15.02%
2015	9/15/2015	48	$9.12	to	$9.20	$437	(d)	0.25%	to	1.50%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
SMALLCAP World Fund® - Class R-4
2016		1,050	$13.84	to	$15.76	$15,154	0.37%	0.00%	to	1.50%	4.14%	to	5.77%
2015		1,064	$13.29	to	$14.90	$14,703	—	0.00%	to	1.50%	1.14%	to	2.62%
2014		872	$13.14	to	$14.52	$11,841	—	0.00%	to	1.50%	0.31%	to	1.82%
2013		902	$13.10	to	$14.26	$12,144	—	0.00%	to	1.50%	27.43%	to	29.40%
2012		755	$10.28	to	$11.02	$7,942	1.55%	0.00%	to	1.50%	20.23%	to	22.04%
T. Rowe Price Institutional Large-Cap Growth Fund
2016		1,130		$11.45		$12,935	0.35%		—			2.88%
2015	7/14/2015	358		$11.13		$3,984	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
T. Rowe Price Mid-Cap Value Fund - R Class
2016		41	$28.45	to	$31.54	$1,228	0.49%	0.10%	to	0.90%	22.63%	to	23.29%
2015		37	$23.20	to	$25.82	$910	0.62%	0.00%	to	0.90%	-4.76%	to	-3.91%
2014		41	$24.23	to	$26.87	$1,035	0.41%	0.00%	to	0.95%	9.05%	to	10.03%
2013		40	$21.36	to	$24.42	$928	0.23%	0.00%	to	1.35%	29.49%	to	30.42%
2012		44	$16.61	to	$18.49	$777	0.86%	0.10%	to	1.30%	17.39%	to	18.91%
T. Rowe Price Value Fund - Advisor Class
2016		15		$19.50		$301	1.52%		1.00%			9.61%
2015		14		$17.79		$254	1.37%		1.00%			-2.95%
2014		18		$18.33		$330	0.98%		1.00%			12.04%
2013		17		$16.36		$285	1.17%		1.00%			35.54%
2012		19		$12.07		$226	1.50%		1.00%			17.99%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
TCW Total Return Bond Fund - Class N
2016		597	$9.79	to	$10.12	$5,929	2.78%	0.00%	to	1.50%	-0.30%	to	1.20%
2015	9/11/2015	249	$9.90	to	$10.00	$2,471	(d)	0.00%	to	1.50%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Templeton Foreign Fund - Class A
2016		29	$11.04	to	$18.64	$510	1.86%	0.20%	to	1.65%	9.80%	to	11.42%
2015		32	$10.00	to	$16.73	$499	0.76%	0.20%	to	1.65%	-8.63%	to	-7.31%
2014		94	$10.72	to	$18.05	$1,602	2.69%	0.20%	to	1.65%	-12.24%	to	-11.23%
2013		94	$12.19	to	$19.97	$1,820	1.60%	0.35%	to	1.75%	25.07%	to	26.71%
2012		77	$9.79	to	$15.76	$1,174	2.21%	0.35%	to	1.65%	16.61%	to	18.14%
Templeton Global Bond Fund - Advisor Class
2016		2,462	$11.06	to	$11.28	$27,244	2.62%	0.00%	to	0.45%	6.14%	to	6.62%
2015		3,070	$10.42	to	$10.58	$32,007	3.33%	0.00%	to	0.45%	-4.49%	to	-4.08%
2014		3,491	$10.91	to	$11.03	$38,088	6.75%	0.00%	to	0.45%	1.39%	to	1.85%
2013		3,706	$10.76	to	$10.83	$39,880	4.38%	0.00%	to	0.45%	1.89%	to	2.46%
2012	9/4/2012	3,507	$10.56	to	$10.57	$37,035	(a)	0.00%	to	0.45%		(a)
Templeton Global Bond Fund - Class A
2016		5,636	$10.67	to	$37.06	$129,353	2.38%	0.00%	to	1.50%	4.65%	to	6.26%
2015		6,518	$10.19	to	$34.89	$144,039	3.04%	0.00%	to	1.50%	-5.71%	to	-4.23%
2014		7,637	$10.79	to	$36.44	$180,054	6.35%	0.00%	to	1.50%	0.09%	to	1.52%
2013		8,567	$10.78	to	$35.87	$200,725	4.05%	0.00%	to	1.50%	0.69%	to	2.24%
2012		8,916	$10.72	to	$35.09	$204,498	5.98%	0.00%	to	1.50%	14.03%	to	15.85%
Third Avenue Real Estate Value Fund - Institutional Class
2016		3	$10.42	to	$10.55	$32	1.04%	0.80%	to	1.25%	4.51%	to	4.98%
2015		2	$9.99	to	$10.05	$19	—	0.80%	to	1.15%	-4.77%	to	-4.38%
2014	8/27/2014	—	$10.49	to	$10.50	$4	(c)	0.95%	to	1.15%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Thornburg International Value Fund - Class R4
2016		0		$12.48		$3	0.29%		1.15%			-3.85%
2015		4	$12.98	to	$13.41	$51	—	0.60%	to	1.15%	5.10%	to	5.67%
2014		4	$12.35	to	$12.69	$45	—	0.60%	to	1.15%		-6.42%
2013		3	$13.17	to	$13.56	$46	—	0.60%	to	1.35%		13.73%
2012		3	$11.58	to	$11.73	$34	(f)	0.90%	to	1.35%		(f)
Touchstone Value Fund - Institutional Class
2016		555		$11.28		$6,257	3.02%		—			13.48%
2015	7/14/2015	160		$9.94		$1,586	(d)		—			(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
USAA Precious Metals and Minerals Fund - Adviser Shares
2016		4,024	$3.39	to	$3.70	$14,039	5.37%	0.00%	to	1.50%	43.64%	to	46.25%
2015		2,989	$2.36	to	$2.53	$7,214	—	0.00%	to	1.50%	-27.66%	to	-26.45%
2014		2,743	$3.26	to	$3.44	$9,095	1.41%	0.00%	to	1.50%	-9.70%	to	-8.51%
2013		1,843	$3.61	to	$3.76	$6,749	—	0.00%	to	1.50%	-52.19%	to	-51.42%
2012		1,062	$7.55	to	$7.74	$8,081	—	0.00%	to	1.50%	-13.42%	to	-12.05%
Diversified Value Portfolio
2016		4	$20.15	to	$23.01	$103	2.98%	0.95%	to	2.00%	10.71%	to	11.86%
2015		6	$18.20	to	$20.57	$116	2.59%	0.95%	to	2.00%	-4.36%	to	-3.38%
2014		5	$19.03	to	$21.29	$116	1.79%	0.95%	to	2.00%	7.64%	to	8.79%
2013		5	$17.68	to	$19.57	$107	2.06%	0.95%	to	2.00%	26.83%	to	28.16%
2012		6	$13.94	to	$15.27	$87	2.37%	0.95%	to	2.00%	14.17%	to	15.42%
Equity Income Portfolio
2016		8	$22.45	to	$25.16	$199	2.61%	1.10%	to	2.00%	12.81%	to	13.67%
2015		11	$19.90	to	$22.37	$237	2.47%	1.00%	to	2.00%	-1.14%	to	-0.13%
2014		11	$20.13	to	$22.40	$249	2.43%	1.00%	to	2.00%	9.16%	to	10.29%
2013		12	$18.44	to	$20.31	$245	3.47%	1.00%	to	2.00%	27.52%	to	28.37%
2012		29	$14.46	to	$15.64	$446	2.51%	1.10%	to	2.00%	11.15%	to	12.20%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Small Company Growth Portfolio
2016		1	$23.25	to	$26.56	$33	0.32%	0.95%	to	2.00%	12.65%	to	13.84%
2015		1	$20.64	to	$23.33	$26	—	0.95%	to	2.00%	-4.67%	to	-3.67%
2014		1	$21.65	to	$24.22	$24	—	0.95%	to	2.00%	1.36%	to	2.41%
2013		1	$21.36	to	$23.65	$23	—	0.95%	to	2.00%	43.64%	to	45.18%
2012		2	$14.87	to	$16.29	$25	—	0.95%	to	2.00%	12.40%	to	13.60%
Victory Integrity Small-Cap Value Fund - Class Y
2016		9	$12.10	to	$12.52	$115	0.36%	0.10%	to	1.40%	22.85%	to	24.21%
2015		5	$9.89	to	$10.08	$45	—	0.10%	to	1.25%	-7.83%	to	-6.75%
2014	8/22/2014	1	$10.75	to	$10.81	$6	(c)	0.10%	to	0.95%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Victory Sycamore Established Value Fund - Class A
2016	5/19/2016	144		$11.64		$1,674	(e)		1.20%			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Victory Sycamore Small Company Opportunity Fund - Class R
2016		2	$23.86	to	$24.61	$38	0.13%	0.70%	to	1.15%	27.87%	to	28.29%
2015		1	$18.66	to	$19.10	$28	—	0.75%	to	1.15%	-2.05%	to	-1.70%
2014		1	$19.05	to	$19.38	$25	—	0.80%	to	1.15%	4.96%	to	5.33%
2013		1	$18.08	to	$18.40	$20	—	0.80%	to	1.25%	30.92%	to	31.05%
2012		1	$13.81	to	$14.07	$13	—	0.60%	to	1.25%		11.23%
Voya Balanced Portfolio - Class I
2016		7,897	$13.32	to	$53.47	$250,957	1.78%	0.00%	to	1.95%	5.66%	to	7.83%
2015		8,705	$12.47	to	$50.06	$259,147	2.01%	0.00%	to	1.95%	-3.72%	to	-1.85%
2014		9,743	$12.82	to	$51.49	$299,629	1.64%	0.00%	to	1.95%	4.09%	to	6.20%
2013		10,790	$12.18	to	$48.94	$317,105	2.18%	0.00%	to	1.95%	14.46%	to	16.71%
2012		12,021	$10.53	to	$42.33	$305,260	3.11%	0.00%	to	1.95%	11.45%	to	13.65%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Value Fund - Class A
2016		4	$13.77	to	$14.18	$60	2.19%	0.45%	to	1.20%	12.12%	to	12.72%
2015		7	$12.32	to	$12.58	$88	4.21%	0.45%	to	1.15%		-5.35%
2014		—		$13.27		$7	—		0.50%			9.04%
2013	7/12/2013	—		$12.17		$6	(b)		0.50%			(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Voya Real Estate Fund - Class A
2016		29	$25.47	to	$31.11	$841	2.82%	0.00%	to	1.55%	1.84%	to	3.42%
2015		49	$25.01	to	$30.08	$1,406	2.51%	0.00%	to	1.55%	1.42%	to	3.01%
2014		73	$24.66	to	$29.20	$2,025	2.34%	0.00%	to	1.55%	28.17%	to	30.12%
2013		89	$19.24	to	$22.44	$1,908	2.18%	0.00%	to	1.55%	0.21%	to	1.77%
2012		92	$19.20	to	$22.05	$1,954	2.17%	0.00%	to	1.55%	13.80%	to	15.32%
Voya Large-Cap Growth Fund - Class A
2016		7	$20.93	to	$21.34	$158	0.13%	1.00%	to	1.15%	2.30%	to	2.45%
2015		6	$20.46	to	$20.83	$124	—	1.00%	to	1.15%	4.60%	to	4.78%
2014		5	$19.56	to	$19.88	$100	—	1.00%	to	1.15%		11.58%
2013		6		$17.53		$107	—		1.15%			26.94%
2012	12/24/2012	5		$13.81		$63	(a)		1.15%			(a)
Voya Floating Rate Fund - Class A
2016	6/1/2016	14		$10.47		$149	(e)		1.20%			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Voya GNMA Income Fund - Class A
2016		239	$9.90	to	$18.13	$3,178	2.92%	0.25%	to	1.55%	0.08%	to	1.40%
2015		240	$10.94	to	$17.88	$3,252	3.03%	0.00%	to	1.55%	0.00%	to	1.59%
2014		257	$10.94	to	$17.64	$3,484	3.42%	0.00%	to	1.55%	3.27%	to	4.95%
2013		294	$10.58	to	$16.86	$3,821	3.38%	0.00%	to	1.55%	-3.32%	to	-1.84%
2012		338	$10.94	to	$17.22	$4,456	3.62%	0.00%	to	1.55%	1.30%	to	2.90%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Intermediate Bond Fund - Class A
2016		48	$13.70	to	$16.74	$743	2.91%	0.00%	to	1.55%	2.16%	to	3.78%
2015		93	$13.41	to	$16.13	$1,395	2.27%	0.00%	to	1.55%	-1.25%	to	0.31%
2014		118	$13.58	to	$16.08	$1,774	2.70%	0.00%	to	1.55%	4.86%	to	6.49%
2013		141	$12.95	to	$15.10	$2,006	2.89%	0.00%	to	1.55%	-2.26%	to	-0.72%
2012		225	$13.25	to	$15.21	$3,250	4.51%	0.00%	to	1.55%	7.20%	to	8.80%
Voya Intermediate Bond Portfolio - Class I
2016		17,504	$13.62	to	$110.70	$463,454	2.34%	0.00%	to	1.95%	2.25%	to	4.35%
2015		18,559	$13.31	to	$107.22	$477,808	4.03%	0.00%	to	1.95%	-1.33%	to	0.63%
2014		13,747	$13.45	to	$107.70	$351,128	3.27%	0.00%	to	1.95%	4.57%	to	6.63%
2013		14,430	$12.72	to	$102.02	$348,194	3.16%	0.00%	to	1.95%	-2.05%	to	0.14%
2012		16,602	$12.85	to	$103.21	$408,463	4.58%	0.00%	to	1.95%	7.24%	to	9.37%
Voya Intermediate Bond Portfolio - Class S
2016		178		$14.81		$2,631	2.19%		0.35%			3.86%
2015		187		$14.26		$2,668	4.66%		0.35%			-0.14%
2014		69		$14.28		$981	3.04%		0.35%			6.17%
2013		74		$13.45		$993	2.92%		0.35%			-0.74%
2012		89		$13.55		$1,202	4.71%		0.35%			8.66%
Voya Global Perspectives® Portfolio - Class I
2016		509	$10.15	to	$10.49	$5,274	3.50%	0.25%	to	1.50%	5.28%	to	6.61%
2015		236	$9.64	to	$9.84	$2,295	2.92%	0.25%	to	1.50%	-4.84%	to	-3.62%
2014	5/12/2014	91	$10.13	to	$10.21	$922	(c)	0.25%	to	1.50%		(c)
2013		(c)		(c)		(c)	(c)		(c)			(c)
2012		(c)		(c)		(c)	(c)		(c)			(c)
Voya High Yield Portfolio - Adviser Class
2016		3		$13.10		$39	7.07%		0.35%			13.81%
2015		3		$11.51		$34	5.13%		0.35%			-2.70%
2014		4		$11.83		$44	6.67%		0.35%			0.51%
2013		4		$11.77		$46	6.19%		0.35%			4.81%
2012		5		$11.23		$51	5.00%		0.35%			13.32%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya High Yield Portfolio - Institutional Class
2016		2,242	$12.41	to	$19.19	$31,164	6.85%	0.00%	to	1.20%	13.51%	to	14.88%
2015		2,230	$10.85	to	$16.85	$27,564	6.30%	0.00%	to	1.20%	-3.03%	to	-1.87%
2014		2,381	$11.11	to	$17.32	$31,277	6.41%	0.00%	to	1.20%	0.23%	to	1.45%
2013		2,397	$11.00	to	$17.24	$31,115	6.14%	0.00%	to	1.20%	4.64%	to	5.83%
2012		2,180	$10.44	to	$16.43	$28,658	5.51%	0.00%	to	1.10%	13.20%	to	13.31%
Voya High Yield Portfolio - Service Class
2016		1,084	$17.45	to	$22.28	$21,510	6.58%	0.00%	to	1.50%	12.86%	to	14.60%
2015		1,120	$15.36	to	$19.45	$19,604	6.16%	0.00%	to	1.50%	-3.48%	to	-2.03%
2014		1,361	$15.82	to	$19.86	$24,624	6.21%	0.00%	to	1.50%	-0.35%	to	1.21%
2013		1,517	$15.78	to	$19.70	$27,339	5.94%	0.00%	to	1.50%	4.07%	to	5.63%
2012		1,792	$15.08	to	$18.65	$30,849	6.94%	0.00%	to	1.50%	12.30%	to	14.08%
Voya Large Cap Growth Portfolio - Adviser Class
2016		6		$19.19		$121	—		0.35%			2.95%
2015		9		$18.64		$163	—		0.35%			5.37%
2014		12		$17.69		$210	—		0.35%			12.60%
2013		12		$15.71		$187	0.58%		0.35%			29.83%
2012		13		$12.10		$155	0.75%		0.35%			17.13%
Voya Large Cap Growth Portfolio - Institutional Class
2016		22,383	$18.51	to	$26.03	$430,272	0.55%	0.00%	to	1.50%	2.43%	to	4.00%
2015		23,787	$18.07	to	$25.28	$443,531	0.57%	0.00%	to	1.50%	4.78%	to	6.38%
2014		24,580	$17.24	to	$23.99	$434,528	0.38%	0.00%	to	1.50%	11.88%	to	13.62%
2013		16,193	$15.41	to	$21.32	$254,592	0.54%	0.00%	to	1.50%	29.01%	to	31.09%
2012		15,966	$11.94	to	$16.43	$193,340	0.58%	0.00%	to	1.50%	16.26%	to	18.10%
Voya Large Cap Growth Portfolio - Service Class
2016		321	$12.36	to	$30.01	$6,892	0.28%	0.00%	to	1.50%	2.16%	to	3.70%
2015		290	$11.96	to	$28.94	$5,927	0.35%	0.00%	to	1.50%	4.52%	to	6.12%
2014		286	$11.31	to	$27.27	$5,413	0.24%	0.00%	to	1.35%	11.79%	to	13.35%
2013		110	$15.63	to	$24.06	$1,972	0.52%	0.00%	to	1.40%	28.82%	to	30.64%
2012		25	$12.06	to	$13.93	$338	0.33%	0.00%	to	1.40%	16.14%	to	17.87%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Value Portfolio - Adviser Class
2016		2		$12.31		$21	1.80%		0.35%			12.83%
2015		2		$10.91		$21	—		0.35%			-5.38%
2014		2		$11.53		$24	—		0.35%			8.98%
2013	9/6/2013	3		$10.58		$29	(b)		0.35%			(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Voya Large Cap Value Portfolio - Institutional Class
2016		22,298	$13.26	to	$16.87	$328,460	2.34%	0.00%	to	1.95%	11.70%	to	13.93%
2015		24,918	$11.87	to	$14.81	$325,457	1.84%	0.00%	to	1.95%	-6.39%	to	-4.45%
2014		27,820	$12.68	to	$15.50	$384,229	2.12%	0.00%	to	1.95%	7.95%	to	10.09%
2013		27,029	$11.74	to	$14.08	$342,341	2.16%	0.00%	to	1.95%	28.31%	to	30.92%
2012		22,249	$9.15	to	$10.76	$217,365	2.56%	0.00%	to	1.95%	12.41%	to	14.71%
Voya Large Cap Value Portfolio - Service Class
2016		118	$12.77	to	$15.16	$1,668	2.15%	0.10%	to	1.45%	12.02%	to	13.49%
2015		132	$11.44	to	$13.48	$1,658	1.74%	0.10%	to	1.55%	-6.12%	to	-4.77%
2014		126	$12.15	to	$14.19	$1,681	1.97%	0.10%	to	1.55%	7.99%	to	9.40%
2013		100	$11.22	to	$13.29	$1,259	1.73%	0.10%	to	1.55%	28.68%	to	30.07%
2012		72	$9.24	to	$9.91	$708	2.35%	0.50%	to	1.55%	12.55%	to	13.78%
Voya Limited Maturity Bond Portfolio - Adviser Class
2016		1		$10.09		$10	0.48%		0.35%			0.50%
2015		4		$10.04		$37	—		0.35%			-0.20%
2014		2		$10.06		$19	—		0.35%			—
2013		2		$10.06		$18	—		0.35%			—
2012	1/23/2012	2		$10.06		$17	(a)		0.35%			(a)
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
2016		768	$14.83	to	$18.76	$13,095	2.15%	0.00%	to	1.95%	6.69%	to	8.82%
2015		897	$13.76	to	$17.41	$14,188	0.97%	0.00%	to	1.95%	-2.29%	to	-0.34%
2014		1,061	$13.93	to	$17.64	$17,240	0.99%	0.00%	to	1.95%	13.13%	to	15.65%
2013		1,721	$12.19	to	$15.44	$24,438	0.97%	0.00%	to	1.95%	28.10%	to	30.74%
2012		1,794	$9.41	to	$11.93	$19,631	1.55%	0.00%	to	1.95%	8.29%	to	10.53%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Multi-Manager Large Cap Core Portfolio - Service Class
2016		24	$15.59	to	$17.44	$387	1.92%	0.45%	to	1.50%	6.93%	to	7.83%
2015		26	$14.58	to	$15.68	$391	0.78%	0.75%	to	1.50%	-2.02%	to	-1.26%
2014		25	$14.88	to	$15.88	$382	1.11%	0.75%	to	1.50%	13.24%	to	14.08%
2013		25	$13.14	to	$13.92	$338	0.65%	0.75%	to	1.50%	28.32%	to	29.19%
2012		26	$10.24	to	$10.73	$273	1.47%	0.80%	to	1.50%	8.70%	to	9.49%
Voya U.S. Stock Index Portfolio - Institutional Class
2016		1,028	$17.33	to	$25.50	$20,177	2.18%	0.00%	to	1.40%	10.10%	to	11.65%
2015		842	$15.59	to	$22.84	$15,178	1.74%	0.00%	to	1.40%	-0.26%	to	1.11%
2014		1,006	$15.49	to	$22.59	$19,708	2.04%	0.00%	to	1.40%	11.78%	to	13.35%
2013		802	$13.72	to	$19.93	$14,396	2.25%	0.00%	to	1.40%	30.43%	to	32.34%
2012		534	$10.44	to	$15.09	$7,900	1.98%	0.00%	to	1.25%	14.36%	to	15.81%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2016		5		$10.34		$48	—		0.35%			2.89%
2015		4		$10.05		$38	—		0.35%			-3.18%
2014		4		$10.38		$43	1.85%		0.35%			1.76%
2013		6		$10.20		$65	—		0.35%			-9.41%
2012		9		$11.26		$97	—		0.35%			5.73%
VY® Clarion Global Real Estate Portfolio - Adviser Class
2016		3		$12.59		$38	0.67%		0.35%			-0.16%
2015		1		$12.61		$7	—		0.35%			-2.32%
2014		1		$12.91		$7	—		0.35%			12.95%
2013		1		$11.43		$6	—		0.35%			2.97%
2012		1		$11.10		$7	—		0.35%			24.72%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2016		6,136	$13.03	to	$14.77	$84,613	1.41%	0.00%	to	1.50%	-0.61%	to	0.89%
2015		6,417	$13.11	to	$14.64	$88,362	3.31%	0.00%	to	1.50%	-2.89%	to	-1.41%
2014		6,586	$13.50	to	$14.85	$92,705	1.37%	0.00%	to	1.50%	12.41%	to	14.06%
2013		6,640	$12.01	to	$13.02	$82,599	6.06%	0.00%	to	1.50%	2.39%	to	3.99%
2012		6,449	$11.73	to	$12.52	$77,810	0.80%	0.00%	to	1.50%	24.21%	to	26.08%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Real Estate Portfolio - Adviser Class
2016		6		$15.55		$90	1.52%		0.35%			3.53%
2015		3		$15.02		$39	2.17%		0.35%			2.25%
2014		4		$14.69		$53	2.20%		0.35%			28.97%
2013		3		$11.39		$38	—		0.35%			1.33%
2012		4		$11.24		$41	—		0.35%			14.69%
VY® Clarion Real Estate Portfolio - Institutional Class
2016		117	$16.34	to	$18.21	$2,120	1.85%	0.95%	to	1.95%	2.45%	to	3.47%
2015		129	$15.95	to	$17.60	$2,262	1.54%	0.95%	to	1.95%	1.14%	to	2.21%
2014		140	$15.77	to	$17.22	$2,409	1.61%	0.95%	to	1.95%	27.80%	to	29.09%
2013		145	$12.34	to	$13.34	$1,928	1.65%	0.95%	to	1.95%	0.24%	to	1.29%
2012		175	$12.31	to	$13.17	$2,303	1.30%	0.95%	to	1.95%	13.56%	to	14.72%
VY® Clarion Real Estate Portfolio - Service Class
2016		3,437	$15.57	to	$19.63	$61,308	1.58%	0.00%	to	1.50%	2.70%	to	4.25%
2015		3,616	$15.07	to	$18.83	$62,453	1.32%	0.00%	to	1.50%	1.43%	to	2.95%
2014		3,889	$14.77	to	$18.29	$65,786	1.31%	0.00%	to	1.50%	27.97%	to	29.81%
2013		3,817	$11.47	to	$14.09	$50,213	1.43%	0.00%	to	1.50%	0.48%	to	2.13%
2012		4,181	$11.34	to	$13.80	$54,384	1.03%	0.00%	to	1.55%	13.69%	to	15.52%
VY® FMR® Diversified Mid Cap Portfolio - Institutional Class
2016		1,838	$16.44	to	$16.76	$30,214	0.77%	0.00%	to	0.45%	11.61%	to	12.03%
2015		2,139	$14.73	to	$14.96	$31,516	0.40%	0.00%	to	0.45%	-1.87%	to	-1.38%
2014		2,466	$15.01	to	$15.17	$37,011	0.43%	0.00%	to	0.45%	5.78%	to	6.23%
2013		2,570	$14.19	to	$14.28	$36,469	0.74%	0.00%	to	0.45%	35.79%	to	36.39%
2012	9/4/2012	2,655	$10.45	to	$10.47	$27,744	(a)	0.00%	to	0.45%		(a)
VY® FMR® Diversified Mid Cap Portfolio - Service Class
2016		2,095	$15.97	to	$26.88	$50,547	0.54%	0.00%	to	1.50%	10.10%	to	11.78%
2015		2,304	$14.42	to	$24.05	$50,269	0.17%	0.00%	to	1.50%	-3.12%	to	-1.64%
2014		2,450	$14.79	to	$24.45	$54,794	0.23%	0.00%	to	1.60%	4.34%	to	6.04%
2013		2,805	$14.08	to	$23.06	$59,652	0.47%	0.00%	to	1.60%	33.87%	to	36.01%
2012		3,077	$10.44	to	$16.96	$48,491	0.53%	0.00%	to	1.60%	12.81%	to	14.67%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Growth and Income Portfolio - Institutional Class
2016		1,500	$17.64	to	$17.99	$26,466	2.34%	0.00%	to	0.45%	19.67%	to	20.25%
2015		1,486	$14.74	to	$14.96	$21,900	3.52%	0.00%	to	0.45%	-3.09%	to	-2.67%
2014		1,485	$15.21	to	$15.37	$22,583	1.17%	0.00%	to	0.45%	9.90%	to	10.34%
2013		886	$13.84	to	$13.93	$12,257	1.54%	0.00%	to	0.45%	33.59%	to	34.20%
2012	9/4/2012	634	$10.36	to	$10.38	$6,568	(a)	0.00%	to	0.45%		(a)
VY® Invesco Growth and Income Portfolio - Service Class
2016		1,315	$16.45	to	$24.09	$28,398	2.12%	0.00%	to	1.50%	18.18%	to	19.91%
2015		1,411	$13.84	to	$20.09	$25,661	3.25%	0.00%	to	1.50%	-4.41%	to	-2.90%
2014		1,427	$14.39	to	$20.69	$27,024	1.15%	0.00%	to	1.50%	8.48%	to	10.11%
2013		1,496	$13.18	to	$18.79	$25,945	1.37%	0.00%	to	1.50%	31.89%	to	33.98%
2012		1,367	$9.94	to	$14.04	$17,841	2.25%	0.00%	to	1.50%	12.91%	to	14.61%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2016		16		$16.79		$266	0.93%		0.35%			12.23%
2015		15		$14.96		$223	0.74%		0.35%			-16.33%
2014		18		$17.88		$321	0.68%		0.35%			0.17%
2013		15		$17.85		$265	0.70%		0.35%			-6.40%
2012		16		$19.07		$307	—		0.35%			18.30%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2016		1,109	$17.32	to	$17.58	$19,344	1.49%	0.85%	to	1.20%	11.89%	to	12.33%
2015		1,101	$15.48	to	$15.65	$17,138	1.54%	0.85%	to	1.20%	-16.55%	to	-16.31%
2014		1,208	$18.55	to	$18.70	$22,492	1.22%	0.95%	to	1.20%	-0.11%	to	0.16%
2013		1,302	$18.57	to	$18.67	$24,242	1.13%	0.95%	to	1.20%	-6.54%	to	-6.37%
2012		1,631	$19.87	to	$19.94	$32,471	—	0.95%	to	1.10%	17.99%	to	18.20%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2016		898	$8.30	to	$22.52	$17,732	1.22%	0.00%	to	1.55%	11.21%	to	12.94%
2015		883	$7.41	to	$19.94	$15,507	1.24%	0.00%	to	1.55%	-17.04%	to	-15.78%
2014		953	$8.88	to	$23.68	$20,091	0.94%	0.00%	to	1.55%	-0.58%	to	0.97%
2013		973	$8.88	to	$23.46	$20,444	0.87%	0.00%	to	1.50%	-7.12%	to	-5.78%
2012		1,166	$9.51	to	$24.70	$26,309	—	0.00%	to	1.50%	17.35%	to	19.08%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2016		2		$18.35		$28	0.16%		0.35%			20.72%
2015		3		$15.20		$41	—		0.35%			-4.34%
2014		1		$15.89		$24	—		0.35%			7.51%
2013		1		$14.78		$22	—		0.35%			38.13%
2012		1		$10.70		$16	—		0.35%			17.84%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2016		2,073	$18.53	to	$18.89	$38,416	0.76%	0.00%	to	0.45%	21.43%	to	21.87%
2015		1,960	$15.26	to	$15.50	$29,923	0.48%	0.00%	to	0.45%	-3.90%	to	-3.43%
2014		1,682	$15.88	to	$16.05	$26,704	0.56%	0.00%	to	0.45%	8.10%	to	8.59%
2013		1,325	$14.69	to	$14.78	$19,469	0.95%	0.00%	to	0.45%	38.72%	to	39.43%
2012	9/4/2012	851	$10.59	to	$10.60	$9,013	(a)	0.00%	to	0.45%		(a)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2016		1,022	$20.36	to	$30.48	$27,747	0.47%	0.00%	to	1.65%	19.60%	to	21.61%
2015		1,002	$16.90	to	$25.07	$22,617	0.21%	0.00%	to	1.65%	-5.27%	to	-3.69%
2014		931	$17.70	to	$26.03	$22,043	0.36%	0.00%	to	1.65%	6.60%	to	8.37%
2013		816	$16.48	to	$24.02	$17,992	0.83%	0.00%	to	1.65%	36.86%	to	39.00%
2012		524	$11.97	to	$17.29	$8,402	0.25%	0.00%	to	1.50%	16.92%	to	18.67%
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
2016		3		$15.22		$52	1.25%		0.35%			4.60%
2015		2		$14.55		$33	3.17%		0.35%			5.51%
2014		2		$13.79		$30	2.99%		0.35%			3.53%
2013		3		$13.32		$37	2.94%		0.35%			18.61%
2012		3		$11.23		$31	4.35%		0.35%			14.94%
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2016		27		$16.62		$450	1.15%		0.35%			7.30%
2015		28		$15.49		$429	0.96%		0.35%			4.45%
2014		27		$14.83		$403	1.07%		0.35%			11.42%
2013		26		$13.31		$346	1.11%		0.35%			21.33%
2012		18		$10.97		$195	1.76%		0.35%			13.68%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2016		16,607	$16.05	to	$16.36	$266,487	1.69%	0.00%	to	0.45%	7.86%	to	8.27%
2015		14,896	$14.88	to	$15.11	$221,682	1.62%	0.00%	to	0.45%	5.01%	to	5.52%
2014		13,509	$14.17	to	$14.32	$191,423	1.63%	0.00%	to	0.45%	11.93%	to	12.40%
2013		12,616	$12.66	to	$12.74	$159,719	1.46%	0.00%	to	0.45%	21.97%	to	22.50%
2012	9/4/2012	10,830	$10.38	to	$10.40	$112,414	(a)	0.00%	to	0.45%		(a)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2016		30,080	$10.54	to	$26.67	$710,826	1.39%	0.00%	to	1.55%	6.41%	to	8.08%
2015		28,031	$17.30	to	$24.69	$625,604	1.33%	0.00%	to	1.65%	3.62%	to	5.24%
2014		26,384	$16.59	to	$23.46	$564,335	1.35%	0.00%	to	1.55%	10.39%	to	12.16%
2013		25,445	$14.93	to	$20.92	$489,494	1.16%	0.00%	to	1.55%	20.31%	to	22.22%
2012		23,795	$12.33	to	$17.12	$377,748	1.56%	0.00%	to	1.55%	12.76%	to	14.52%
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2016		67		$19.22		$1,281	1.87%		0.35%			17.91%
2015		77		$16.30		$1,257	1.72%		0.35%			-7.60%
2014		87		$17.64		$1,535	1.62%		0.35%			6.78%
2013		109		$16.52		$1,793	1.34%		0.35%			28.86%
2012		128		$12.82		$1,638	1.75%		0.35%			16.23%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2016		4,150	$14.96	to	$31.64	$101,935	2.20%	0.00%	to	1.65%	16.82%	to	18.77%
2015		4,373	$12.71	to	$26.64	$93,280	1.97%	0.00%	to	1.65%	-8.45%	to	-6.88%
2014		5,230	$13.77	to	$28.61	$121,652	1.87%	0.00%	to	1.65%	5.70%	to	7.46%
2013		5,436	$12.93	to	$26.63	$122,461	1.61%	0.00%	to	1.65%	27.59%	to	30.09%
2012		5,641	$10.06	to	$20.53	$104,568	1.97%	0.00%	to	1.65%	15.46%	to	17.25%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2016		9		$9.99		$89	1.10%		0.35%			1.22%
2015		9		$9.87		$91	0.96%		0.35%			-1.69%
2014		12		$10.04		$117	0.84%		0.35%			-1.76%
2013		12		$10.22		$120	0.90%		0.35%			13.56%
2012		11		$9.00		$102	—		0.35%			17.96%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price International Stock Portfolio - Service Class
2016		445	$8.56	to	$17.60	$6,961	1.43%	0.00%	to	1.50%	0.41%	to	1.88%
2015		476	$8.48	to	$17.28	$7,397	0.97%	0.00%	to	1.50%	-2.39%	to	-0.92%
2014		484	$8.63	to	$17.44	$7,682	1.18%	0.00%	to	1.50%	-2.58%	to	-1.08%
2013		487	$8.81	to	$17.64	$7,898	1.06%	0.00%	to	1.50%	12.58%	to	14.39%
2012		527	$7.78	to	$15.43	$7,554	0.28%	0.00%	to	1.50%	17.02%	to	18.78%
VY® Templeton Global Growth Portfolio - Institutional Class
2016		36	$9.40	to	$21.31	$713	3.95%	0.50%	to	1.40%	9.81%	to	10.64%
2015		41	$8.56	to	$19.17	$732	2.99%	0.55%	to	1.45%	-8.63%	to	-7.79%
2014		41	$9.36	to	$20.79	$806	1.36%	0.55%	to	1.45%	-3.95%	to	-3.12%
2013		39	$20.02	to	$21.46	$813	1.57%	0.55%	to	1.45%	29.08%	to	30.21%
2012		52	$15.51	to	$16.42	$841	1.94%	0.60%	to	1.45%	20.23%	to	21.27%
VY® Templeton Global Growth Portfolio - Service Class
2016		370	$12.51	to	$14.31	$4,876	3.45%	0.00%	to	1.50%	9.26%	to	10.90%
2015		430	$11.38	to	$12.94	$5,153	2.74%	0.00%	to	1.50%	-8.95%	to	-7.55%
2014		503	$11.66	to	$14.03	$6,583	1.31%	0.00%	to	1.50%	-4.27%	to	-2.76%
2013		511	$12.10	to	$14.47	$6,959	1.65%	0.00%	to	1.50%	28.73%	to	30.65%
2012		458	$9.34	to	$11.11	$4,823	1.78%	0.00%	to	1.50%	19.93%	to	21.73%
Voya Government Money Market Portfolio - Class I
2016		16,116	$9.41	to	$55.98	$228,794	0.08%	0.00%	to	1.80%	-1.67%	to	0.21%
2015		15,697	$9.57	to	$56.19	$226,716	—	0.00%	to	1.80%	-1.75%	to	0.09%
2014		16,143	$9.74	to	$56.50	$236,364	—	0.00%	to	1.80%	-1.51%	to	0.10%
2013		18,772	$9.87	to	$56.80	$281,491	—	0.00%	to	1.85%		-1.79%
2012		19,232	$10.05	to	$57.08	$295,287	0.03%	0.00%	to	1.85%	-1.53%	to	0.07%
Voya Global Real Estate Fund - Class A
2016		8	$19.87	to	$21.45	$162	3.70%	0.35%	to	1.35%	-1.24%	to	-0.23%
2015		8	$20.12	to	$21.50	$165	1.90%	0.35%	to	1.35%	-3.22%	to	-2.27%
2014		7	$20.79	to	$22.00	$151	2.10%	0.35%	to	1.35%	12.18%	to	13.01%
2013		7	$18.51	to	$19.30	$135	2.64%	0.50%	to	1.40%	2.21%	to	3.10%
2012		5	$18.11	to	$18.72	$92	5.16%	0.50%	to	1.40%	24.30%	to	24.63%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Multi-Manager International Small Cap Fund - Class A
2016		14	$19.92	to	$22.81	$294	0.54%	0.00%	to	1.05%	-1.78%	to	-0.74%
2015		15	$19.80	to	$22.98	$318	0.62%	0.00%	to	1.25%	6.62%	to	7.99%
2014		16	$18.57	to	$21.28	$328	0.48%	0.00%	to	1.25%	-7.06%	to	-6.13%
2013		23	$20.33	to	$22.67	$500	1.53%	0.00%	to	1.10%	27.14%	to	28.51%
2012		25	$15.64	to	$17.64	$418	0.90%	0.00%	to	1.35%	18.57%	to	20.16%
Voya Multi-Manager International Small Cap Fund - Class I
2016	6/6/2016	3	$10.13	to	$10.20	$28	(e)	0.30%	to	1.25%		(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Voya Global Bond Portfolio - Adviser Class
2016		20		$14.21		$285	1.55%		0.35%			5.42%
2015		20		$13.48		$269	—		0.35%			-5.14%
2014		19		$14.21		$272	0.34%		0.35%			-0.42%
2013		23		$14.27		$323	1.69%		0.35%			-4.87%
2012		26		$15.00		$388	5.74%		0.35%			6.99%
Voya Global Bond Portfolio - Initial Class
2016		5,458	$12.26	to	$15.78	$76,457	1.77%	0.00%	to	1.95%	4.17%	to	6.33%
2015		5,898	$11.64	to	$14.84	$78,391	—	0.00%	to	1.95%	-6.18%	to	-4.31%
2014		6,870	$12.27	to	$15.51	$96,508	0.83%	0.00%	to	1.95%	-1.54%	to	1.34%
2013		8,054	$12.33	to	$15.45	$113,498	2.06%	0.00%	to	1.95%	-6.10%	to	-2.83%
2012		10,197	$12.96	to	$16.05	$151,398	6.15%	0.00%	to	1.95%	5.04%	to	7.95%
Voya Global Bond Portfolio - Service Class
2016		55	$11.58	to	$13.32	$704	1.52%	0.00%	to	1.50%	4.50%	to	6.05%
2015		70	$11.08	to	$12.56	$840	—	0.00%	to	1.50%	-6.00%	to	-4.56%
2014		74	$11.82	to	$13.16	$932	0.53%	0.00%	to	1.50%	-1.29%	to	0.23%
2013		76	$11.97	to	$13.18	$955	1.68%	0.00%	to	1.50%	-5.72%	to	-4.30%
2012		98	$12.68	to	$13.98	$1,301	5.93%	0.00%	to	1.50%	6.07%	to	7.38%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2025 Portfolio - Initial Class
2016		426	$15.20	to	$20.25	$8,027	2.55%	0.10%	to	1.40%	5.68%	to	7.03%
2015		335	$14.37	to	$18.92	$5,964	2.39%	0.10%	to	1.40%	-2.65%	to	-1.36%
2014		143	$14.73	to	$19.18	$2,587	1.78%	0.10%	to	1.40%	4.51%	to	5.63%
2013		73	$14.08	to	$17.87	$1,238	1.63%	0.30%	to	1.40%	15.72%	to	16.27%
2012		32	$12.14	to	$15.12	$476	2.17%	0.95%	to	1.40%	11.73%	to	12.17%
Voya Index Solution 2025 Portfolio - Service Class
2016		130	$14.90	to	$19.12	$2,415	2.22%	0.00%	to	1.25%	5.52%	to	6.86%
2015		125	$15.15	to	$18.01	$2,199	2.08%	0.00%	to	1.10%	-2.55%	to	-1.50%
2014		134	$15.38	to	$18.41	$2,410	1.42%	0.00%	to	1.20%	4.42%	to	5.63%
2013		64	$14.56	to	$17.47	$1,101	1.68%	0.00%	to	1.20%	16.16%	to	17.04%
2012		6	$12.44	to	$15.04	$87	1.47%	0.00%	to	0.75%	12.24%	to	13.09%
Voya Index Solution 2025 Portfolio - Service 2 Class
2016		271	$14.97	to	$16.66	$4,345	2.06%	0.00%	to	1.55%	5.05%	to	6.73%
2015		246	$14.25	to	$15.61	$3,706	1.37%	0.00%	to	1.55%	-3.13%	to	-1.64%
2014		282	$14.71	to	$15.87	$4,350	1.72%	0.00%	to	1.55%	3.88%	to	5.52%
2013		257	$14.16	to	$15.04	$3,767	1.58%	0.00%	to	1.55%	15.12%	to	16.86%
2012		204	$12.30	to	$12.87	$2,563	1.36%	0.00%	to	1.55%	11.11%	to	12.59%
Voya Index Solution 2035 Portfolio - Initial Class
2016		458	$16.24	to	$21.95	$9,330	2.31%	0.10%	to	1.40%	6.61%	to	8.02%
2015		374	$15.21	to	$20.44	$7,118	2.31%	0.00%	to	1.40%	-2.83%	to	-1.45%
2014		120	$16.32	to	$20.74	$2,313	1.55%	0.00%	to	1.40%	4.68%	to	6.14%
2013		72	$15.42	to	$19.54	$1,305	1.19%	0.00%	to	1.40%	20.64%	to	21.17%
2012		24	$15.41	to	$15.59	$372	1.45%	0.95%	to	1.40%	13.90%	to	14.38%
Voya Index Solution 2035 Portfolio - Service Class
2016		188	$15.93	to	$20.74	$3,721	2.21%	0.00%	to	1.25%	6.62%	to	7.78%
2015		181	$16.07	to	$19.37	$3,385	1.87%	0.00%	to	1.10%	-2.73%	to	-1.59%
2014		88	$16.33	to	$19.82	$1,641	1.12%	0.00%	to	1.20%	4.66%	to	5.90%
2013		30	$15.42	to	$18.77	$504	1.19%	0.00%	to	1.20%	20.99%	to	21.99%
2012		13	$12.64	to	$15.50	$169	0.80%	0.00%	to	0.80%	14.22%	to	15.12%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2035 Portfolio - Service 2 Class
2016		154	$16.04	to	$17.85	$2,640	1.92%	0.00%	to	1.55%	5.94%	to	7.59%
2015		146	$15.14	to	$16.59	$2,330	1.24%	0.00%	to	1.55%	-3.26%	to	-1.78%
2014		183	$15.65	to	$16.89	$3,006	1.54%	0.00%	to	1.55%	4.13%	to	5.83%
2013		165	$15.03	to	$15.96	$2,576	1.23%	0.00%	to	1.55%	19.86%	to	21.74%
2012		141	$12.54	to	$13.11	$1,815	1.13%	0.00%	to	1.55%	13.28%	to	14.94%
Voya Index Solution 2045 Portfolio - Initial Class
2016		448	$16.75	to	$23.16	$9,650	2.08%	0.00%	to	1.40%	6.83%	to	8.27%
2015		328	$16.05	to	$21.39	$6,581	1.92%	0.00%	to	1.40%	-2.99%	to	-1.61%
2014		86	$16.83	to	$21.74	$1,768	0.93%	0.00%	to	1.40%	4.83%	to	6.36%
2013		20	$15.87	to	$20.44	$380	1.40%	0.00%	to	1.40%	22.64%	to	23.12%
2012		3	$15.86	to	$16.05	$48	—	0.95%	to	1.40%	14.51%	to	15.14%
Voya Index Solution 2045 Portfolio - Service Class
2016		83	$16.48	to	$21.74	$1,755	1.90%	0.00%	to	1.25%	6.67%	to	8.02%
2015		63	$15.45	to	$20.25	$1,240	1.38%	0.00%	to	1.25%	-3.07%	to	-1.84%
2014		40	$15.94	to	$20.77	$785	1.57%	0.00%	to	1.25%	4.76%	to	6.03%
2013		20	$15.93	to	$19.65	$365	1.00%	0.00%	to	1.20%	23.10%	to	24.07%
2012		2	$12.84	to	$15.95	$34	—	0.00%	to	0.80%	14.94%	to	15.88%
Voya Index Solution 2045 Portfolio - Service 2 Class
2016		150	$16.58	to	$18.45	$2,669	1.74%	0.00%	to	1.55%	6.21%	to	7.89%
2015		122	$15.61	to	$17.10	$2,021	0.94%	0.00%	to	1.55%	-3.46%	to	-2.01%
2014		132	$16.17	to	$17.45	$2,238	1.18%	0.00%	to	1.55%	4.32%	to	5.95%
2013		114	$15.50	to	$16.47	$1,821	1.02%	0.00%	to	1.55%	21.95%	to	23.83%
2012		101	$12.71	to	$13.30	$1,308	1.08%	0.00%	to	1.55%	13.89%	to	15.61%
Voya Index Solution 2055 Portfolio - Initial Class
2016		134	$16.64	to	$18.14	$2,292	1.72%	0.10%	to	1.40%	6.60%	to	7.98%
2015		91	$15.61	to	$16.80	$1,459	1.27%	0.10%	to	1.40%	-2.98%	to	-1.75%
2014		26	$16.09	to	$17.10	$424	1.04%	0.10%	to	1.40%	5.09%	to	6.49%
2013		10	$15.31	to	$16.02	$153	1.16%	0.15%	to	1.40%	22.72%	to	23.10%
2012		2	$12.50	to	$12.64	$20	—	0.95%	to	1.35%		15.12%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2055 Portfolio - Service Class
2016		60	$16.26	to	$17.97	$1,009	1.52%	0.00%	to	1.50%	6.27%	to	7.93%
2015		46	$15.30	to	$16.65	$734	1.19%	0.00%	to	1.50%	-3.41%	to	-1.94%
2014		27	$15.84	to	$16.98	$446	1.73%	0.00%	to	1.50%	4.76%	to	6.32%
2013		16	$15.12	to	$15.97	$246	0.45%	0.00%	to	1.50%	22.59%	to	24.18%
2012		16	$12.44	to	$12.86	$202	—	0.00%	to	1.25%	14.44%	to	15.86%
Voya Index Solution 2055 Portfolio - Service 2 Class
2016		48	$16.05	to	$17.79	$831	1.52%	0.00%	to	1.55%	6.08%	to	7.69%
2015		33	$15.13	to	$16.52	$532	0.67%	0.00%	to	1.55%	-3.41%	to	-2.02%
2014		22	$15.84	to	$16.86	$368	1.03%	0.00%	to	1.35%	4.75%	to	6.10%
2013		14	$15.01	to	$15.89	$217	0.65%	0.00%	to	1.55%	22.03%	to	23.95%
2012		7	$12.30	to	$12.82	$92	—	0.00%	to	1.55%	14.35%	to	14.89%
Voya Index Solution Income Portfolio - Initial Class
2016		237	$13.06	to	$16.62	$3,658	1.88%	0.10%	to	1.40%	3.74%	to	5.12%
2015		213	$12.57	to	$15.81	$3,153	1.16%	0.10%	to	1.40%	-2.26%	to	-1.00%
2014		31	$13.41	to	$15.97	$468	4.18%	0.10%	to	1.25%	4.91%	to	5.92%
2013	10/9/2013	1	$12.66	to	$14.45	$10	(b)	0.30%	to	1.25%		(b)
2012		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution Income Portfolio - Service Class
2016		59	$13.94	to	$15.70	$895	2.09%	0.00%	to	1.10%	3.81%	to	4.97%
2015		90	$13.28	to	$15.06	$1,296	0.33%	0.00%	to	1.10%	-2.20%	to	-1.12%
2014		72	$13.43	to	$15.33	$1,094	2.28%	0.00%	to	1.05%	5.04%	to	5.91%
2013		58	$12.68	to	$14.49	$833	3.56%	0.00%	to	0.80%	6.94%	to	7.73%
2012		84	$11.77	to	$13.55	$1,133	2.02%	0.00%	to	0.80%	7.63%	to	8.58%
Voya Index Solution Income Portfolio - Service 2 Class
2016		85	$12.74	to	$14.18	$1,145	1.83%	0.00%	to	1.55%	3.24%	to	4.80%
2015		100	$12.34	to	$13.53	$1,292	0.51%	0.00%	to	1.55%	-2.83%	to	-1.24%
2014		22	$12.70	to	$13.70	$288	2.19%	0.00%	to	1.55%	4.18%	to	5.79%
2013		21	$12.19	to	$12.95	$259	2.89%	0.00%	to	1.55%	6.00%	to	7.08%
2012		19	$11.50	to	$11.86	$226	2.91%	0.50%	to	1.55%	6.68%	to	7.76%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Adviser Class
2016		29	$15.30	to	$15.66	$437	1.83%	0.35%	to	0.70%	4.82%	to	5.15%
2015		30	$14.55	to	$14.94	$440	3.00%	0.35%	to	0.70%	-0.99%	to	-0.61%
2014		34	$14.64	to	$15.09	$492	1.80%	0.35%	to	0.70%		4.87%
2013		36		$13.96		$508	1.93%		0.35%			15.66%
2012		35		$12.07		$427	2.46%		0.35%			12.80%
Voya Solution 2025 Portfolio - Initial Class
2016		211	$10.71	to	$13.60	$2,609	2.29%	0.00%	to	1.20%	4.79%	to	6.17%
2015		206	$10.22	to	$12.81	$2,461	4.21%	0.00%	to	1.20%	-0.97%	to	0.16%
2014		120	$10.32	to	$12.79	$1,478	4.94%	0.00%	to	1.20%	5.33%	to	5.79%
2013		66	$12.01	to	$12.09	$788	2.60%	0.00%	to	0.45%	16.04%	to	16.59%
2012	9/4/2012	50	$10.35	to	$10.37	$521	(a)	0.00%	to	0.45%		(a)
Voya Solution 2025 Portfolio - Service Class
2016		8,622	$12.27	to	$17.52	$135,518	2.08%	0.00%	to	1.50%	4.26%	to	5.93%
2015		8,790	$11.69	to	$16.55	$131,712	3.25%	0.00%	to	1.50%	-1.54%	to	-0.06%
2014		9,368	$11.80	to	$16.56	$142,609	2.03%	0.00%	to	1.50%	3.99%	to	5.61%
2013		9,043	$11.28	to	$15.69	$131,426	2.28%	0.00%	to	1.50%	14.56%	to	16.39%
2012		8,785	$9.79	to	$13.48	$110,500	2.73%	0.00%	to	1.50%	11.77%	to	13.49%
Voya Solution 2025 Portfolio - Service 2 Class
2016		689	$15.13	to	$16.78	$11,067	2.07%	0.05%	to	1.55%	4.13%	to	5.73%
2015		850	$14.53	to	$15.92	$13,036	2.94%	0.00%	to	1.55%	-1.76%	to	-0.25%
2014		982	$14.79	to	$15.96	$15,200	1.82%	0.00%	to	1.55%	3.79%	to	5.42%
2013		1,019	$14.25	to	$15.14	$15,044	2.10%	0.00%	to	1.55%	14.27%	to	16.10%
2012		1,219	$12.47	to	$13.04	$15,599	2.31%	0.00%	to	1.55%	11.61%	to	13.29%
Voya Solution 2035 Portfolio - Adviser Class
2016		24		$15.85		$386	2.44%		0.35%			5.67%
2015		12		$15.00		$175	2.79%		0.35%			-1.12%
2014		12		$15.17		$183	1.51%		0.35%			4.98%
2013		15		$14.45		$215	1.25%		0.35%			19.72%
2012		22		$12.07		$266	1.99%		0.35%			14.41%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2035 Portfolio - Initial Class
2016		246	$10.77	to	$14.16	$3,095	2.09%	0.00%	to	1.20%	5.18%	to	6.47%
2015		303	$10.24	to	$13.30	$3,633	3.54%	0.00%	to	1.20%	-1.44%	to	-0.30%
2014		217	$10.39	to	$13.34	$2,695	2.23%	0.00%	to	1.20%	5.43%	to	5.96%
2013		142	$12.52	to	$12.59	$1,783	2.08%	0.00%	to	0.45%	20.15%	to	20.71%
2012	9/4/2012	125	$10.42	to	$10.43	$1,299	(a)	0.00%	to	0.45%		(a)
Voya Solution 2035 Portfolio - Service Class
2016		8,278	$12.37	to	$18.34	$136,495	2.09%	0.00%	to	1.50%	4.62%	to	6.26%
2015		8,227	$11.75	to	$17.26	$128,935	3.31%	0.00%	to	1.50%	-1.93%	to	-0.46%
2014		8,558	$11.92	to	$17.35	$136,761	2.01%	0.00%	to	1.50%	4.09%	to	5.73%
2013		8,079	$11.38	to	$16.41	$123,072	1.90%	0.00%	to	1.50%	18.60%	to	20.66%
2012		7,612	$9.54	to	$13.64	$96,949	2.16%	0.00%	to	1.50%	13.34%	to	15.11%
Voya Solution 2035 Portfolio - Service 2 Class
2016		785	$15.90	to	$17.70	$13,278	2.00%	0.00%	to	1.55%	4.47%	to	6.12%
2015		782	$15.22	to	$16.68	$12,529	2.92%	0.00%	to	1.55%	-2.19%	to	-0.66%
2014		840	$15.56	to	$16.79	$13,637	1.95%	0.00%	to	1.55%	3.87%	to	5.53%
2013		889	$14.98	to	$15.91	$13,788	1.62%	0.00%	to	1.55%	18.33%	to	20.17%
2012		1,165	$12.66	to	$13.24	$15,155	1.94%	0.00%	to	1.55%	13.24%	to	14.93%
Voya Solution 2045 Portfolio - Adviser Class
2016		2	$15.80	to	$16.00	$33	1.35%	0.35%	to	1.25%	4.77%	to	5.75%
2015		2	$15.08	to	$15.13	$31	2.76%	0.35%	to	1.25%	-2.33%	to	-1.50%
2014		7	$15.36	to	$15.44	$114	1.80%	0.35%	to	1.25%		5.49%
2013		7		$14.56		$108	1.78%		0.35%			22.66%
2012		10		$11.87		$117	1.72%		0.35%			14.80%
Voya Solution 2045 Portfolio - Initial Class
2016		177	$10.82	to	$14.58	$2,351	1.86%	0.00%	to	1.20%	5.36%	to	6.58%
2015		158	$10.27	to	$13.68	$2,014	2.94%	0.00%	to	1.20%	-1.72%	to	-0.58%
2014		114	$10.45	to	$13.76	$1,526	1.83%	0.00%	to	1.20%	5.83%	to	6.34%
2013		102	$12.86	to	$12.94	$1,313	1.98%	0.00%	to	0.45%		23.18%
2012	9/4/2012	77		$10.44		$803	(a)		0.45%			(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Service Class
2016		6,073	$12.28	to	$18.81	$102,771	1.64%	0.00%	to	1.50%	4.85%	to	6.39%
2015		5,865	$11.64	to	$17.68	$94,100	3.16%	0.00%	to	1.50%	-2.46%	to	-0.95%
2014		5,982	$11.86	to	$17.85	$98,309	1.68%	0.00%	to	1.50%	4.51%	to	6.12%
2013		5,814	$11.28	to	$16.82	$90,698	1.67%	0.00%	to	1.50%	21.56%	to	23.77%
2012		5,506	$9.22	to	$13.63	$70,077	1.84%	0.00%	to	1.50%	13.76%	to	15.51%
Voya Solution 2045 Portfolio - Service 2 Class
2016		446	$16.44	to	$18.30	$7,798	1.53%	0.00%	to	1.55%	4.65%	to	6.27%
2015		447	$15.71	to	$17.22	$7,401	2.88%	0.00%	to	1.55%	-2.60%	to	-1.03%
2014		473	$16.13	to	$17.40	$7,963	1.56%	0.00%	to	1.55%	4.27%	to	5.84%
2013		512	$15.47	to	$16.44	$8,217	1.31%	0.00%	to	1.55%	21.33%	to	23.24%
2012		881	$12.75	to	$13.34	$11,546	1.54%	0.00%	to	1.55%	13.64%	to	15.40%
Voya Solution 2055 Portfolio - Initial Class
2016		85	$10.85	to	$17.92	$1,073	1.15%	0.00%	to	1.20%	5.44%	to	6.73%
2015		97	$10.29	to	$16.79	$1,180	2.35%	0.00%	to	1.20%	-1.81%	to	-0.65%
2014		57	$10.48	to	$16.90	$777	1.07%	0.00%	to	1.20%		6.09%
2013		10		$15.60		$155	1.43%		0.45%			23.32%
2012	9/14/2012	10		$12.65		$124	(a)		0.45%			(a)
Voya Solution 2055 Portfolio - Service Class
2016		1,103	$15.59	to	$17.63	$18,451	1.38%	0.00%	to	1.50%	4.86%	to	6.46%
2015		896	$14.77	to	$16.57	$14,170	2.63%	0.00%	to	1.50%	-2.31%	to	-0.84%
2014		672	$15.03	to	$16.71	$10,817	1.38%	0.00%	to	1.50%	4.63%	to	6.23%
2013		489	$14.28	to	$15.73	$7,472	1.20%	0.00%	to	1.50%	21.65%	to	23.57%
2012		272	$11.67	to	$12.73	$3,384	1.04%	0.00%	to	1.50%	13.86%	to	15.52%
Voya Solution 2055 Portfolio - Service 2 Class
2016		86	$15.95	to	$17.22	$1,438	1.29%	0.20%	to	1.35%	4.80%	to	6.03%
2015		74	$15.18	to	$16.43	$1,174	2.33%	0.00%	to	1.40%	-2.38%	to	-1.02%
2014		55	$15.55	to	$16.60	$887	1.53%	0.00%	to	1.40%	4.64%	to	6.14%
2013		45	$14.86	to	$15.64	$683	1.07%	0.00%	to	1.40%	21.60%	to	23.34%
2012		35	$12.22	to	$12.68	$438	0.86%	0.00%	to	1.40%	13.77%	to	15.27%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Balanced Portfolio - Service Class
2016		374	$12.39	to	$13.80	$4,837	2.32%	0.25%	to	1.50%	4.73%	to	6.07%
2015		381	$11.83	to	$13.01	$4,678	2.95%	0.25%	to	1.50%	-1.91%	to	-0.69%
2014		343	$12.06	to	$13.10	$4,280	1.93%	0.25%	to	1.50%	4.78%	to	6.07%
2013		295	$11.51	to	$12.35	$3,502	2.15%	0.25%	to	1.50%	13.92%	to	15.36%
2012		219	$10.10	to	$10.71	$2,273	1.63%	0.25%	to	1.50%	11.97%	to	13.45%
Voya Solution Income Portfolio - Adviser Class
2016		67		$14.99		$1,009	0.97%		0.35%			3.88%
2015		67		$14.43		$967	0.85%		0.35%			-0.62%
2014		14		$14.52		$206	2.34%		0.35%			5.14%
2013		16		$13.81		$221	3.35%		0.35%			6.31%
2012		20		$12.99		$257	3.93%		0.35%			9.16%
Voya Solution Income Portfolio - Initial Class
2016		553	$10.51	to	$12.21	$6,602	1.24%	0.00%	to	1.20%	3.55%	to	4.81%
2015		568	$10.15	to	$11.65	$6,503	2.31%	0.00%	to	1.20%	-0.98%	to	0.17%
2014		287	$10.25	to	$11.63	$3,290	3.08%	0.00%	to	1.20%	5.50%	to	6.02%
2013		234	$10.90	to	$10.97	$2,555	3.45%	0.00%	to	0.45%	6.86%	to	7.34%
2012	9/4/2012	193	$10.20	to	$10.22	$1,968	(a)	0.00%	to	0.45%		(a)
Voya Solution Income Portfolio - Service Class
2016		4,322	$12.91	to	$16.38	$63,458	1.09%	0.00%	to	1.50%	2.92%	to	4.47%
2015		5,025	$12.47	to	$15.68	$71,177	1.12%	0.00%	to	1.50%	-1.40%	to	0.13%
2014		1,248	$12.57	to	$15.66	$17,739	2.64%	0.00%	to	1.50%	4.23%	to	5.81%
2013		1,106	$11.99	to	$14.81	$15,119	3.65%	0.00%	to	1.50%	5.35%	to	7.01%
2012		1,014	$11.31	to	$13.84	$13,244	5.01%	0.00%	to	1.50%	8.15%	to	9.75%
Voya Solution Income Portfolio - Service 2 Class
2016		408	$12.85	to	$14.30	$5,591	1.03%	0.00%	to	1.55%	2.72%	to	4.30%
2015		525	$12.51	to	$13.71	$6,948	0.69%	0.00%	to	1.55%	-1.56%	to	-0.15%
2014		91	$12.82	to	$13.73	$1,210	2.23%	0.00%	to	1.40%	4.14%	to	5.62%
2013		110	$12.31	to	$13.00	$1,395	3.75%	0.00%	to	1.40%	5.38%	to	6.82%
2012		173	$11.68	to	$12.17	$2,070	4.41%	0.00%	to	1.40%	8.05%	to	9.64%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Moderately Conservative Portfolio - Service Class
2016		501	$12.27	to	$13.67	$6,427	2.58%	0.25%	to	1.50%	4.25%	to	5.56%
2015		480	$11.77	to	$12.95	$5,865	2.60%	0.25%	to	1.50%	-1.83%	to	-0.61%
2014		493	$11.99	to	$13.03	$6,119	2.21%	0.25%	to	1.50%	3.99%	to	5.34%
2013		412	$11.53	to	$12.37	$4,900	2.79%	0.25%	to	1.50%	7.96%	to	9.28%
2012		326	$10.68	to	$11.32	$3,570	1.85%	0.25%	to	1.50%	10.33%	to	11.64%
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2016		3		$26.48		$75	1.35%		0.35%			23.28%
2015		4		$21.48		$78	1.73%		0.35%			-2.32%
2014		7		$21.99		$153	1.37%		0.35%			11.74%
2013		7		$19.68		$140	0.77%		0.35%			30.68%
2012		8		$15.06		$119	0.87%		0.35%			15.67%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2016		1,436	$17.78	to	$23.82	$32,821	1.52%	0.00%	to	1.40%	22.65%	to	24.39%
2015		1,077	$14.42	to	$19.15	$20,011	1.79%	0.00%	to	1.40%	-2.90%	to	-1.54%
2014		1,017	$14.77	to	$19.45	$19,231	1.62%	0.00%	to	1.40%	11.19%	to	12.75%
2013		1,158	$13.22	to	$17.25	$19,547	1.41%	0.00%	to	1.40%	29.96%	to	31.78%
2012		774	$12.65	to	$13.09	$10,028	0.02%	0.00%	to	1.40%	14.90%	to	15.43%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2016		2,114	$21.93	to	$39.98	$68,126	1.25%	0.00%	to	1.50%	22.22%	to	24.08%
2015		1,925	$17.84	to	$32.22	$50,668	1.50%	0.00%	to	1.55%	-3.21%	to	-1.71%
2014		2,229	$18.32	to	$32.79	$60,125	1.27%	0.00%	to	1.50%	10.79%	to	12.81%
2013		2,324	$16.43	to	$29.16	$57,450	1.13%	0.00%	to	1.50%	29.40%	to	31.40%
2012		2,169	$13.08	to	$22.20	$43,640	1.22%	0.00%	to	1.50%	14.61%	to	16.40%
VY® Baron Growth Portfolio - Adviser Class
2016		15		$20.93		$315	—		0.35%			4.70%
2015		17		$19.99		$336	—		0.35%			-5.62%
2014		20		$21.18		$420	—		0.35%			3.67%
2013		28		$20.43		$571	0.60%		0.35%			38.04%
2012		96		$14.80		$1,419	—		0.35%			18.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Baron Growth Portfolio - Service Class
2016		4,507	$10.81	to	$34.98	$123,986	—	0.00%	to	1.50%	3.77%	to	5.33%
2015		5,347	$10.39	to	$33.21	$142,519	0.24%	0.00%	to	1.50%	-6.43%	to	-5.00%
2014		6,191	$11.08	to	$34.97	$175,509	0.07%	0.00%	to	1.55%	2.76%	to	4.35%
2013		6,705	$10.75	to	$33.72	$186,035	1.30%	0.00%	to	1.55%	36.74%	to	38.89%
2012		6,184	$11.46	to	$24.57	$129,571	—	0.00%	to	1.55%	17.77%	to	19.72%
VY® Columbia Contrarian Core Portfolio - Service Class
2016		453	$14.84	to	$36.92	$13,696	3.34%	0.00%	to	1.50%	6.79%	to	8.43%
2015		519	$13.81	to	$34.06	$14,625	0.85%	0.00%	to	1.50%	1.44%	to	2.99%
2014		554	$13.53	to	$33.07	$15,271	0.77%	0.00%	to	1.50%	11.13%	to	12.88%
2013		598	$12.10	to	$29.32	$14,676	1.41%	0.00%	to	1.50%	32.75%	to	34.79%
2012		653	$9.06	to	$21.76	$12,097	0.30%	0.00%	to	1.50%	10.57%	to	12.31%
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2016		9		$18.06		$159	0.04%		0.35%			22.94%
2015		19		$14.69		$272	0.38%		0.35%			-3.55%
2014		17		$15.23		$254	0.38%		0.35%			3.75%
2013		18		$14.68		$270	0.73%		0.35%			39.15%
2012		26		$10.55		$279	0.39%		0.35%			13.56%
VY® Columbia Small Cap Value II Portfolio - Service Class
2016		373	$17.78	to	$20.64	$7,084	0.26%	0.15%	to	1.50%	21.90%	to	23.34%
2015		384	$14.50	to	$16.58	$5,950	0.36%	0.00%	to	1.50%	-4.43%	to	-2.95%
2014		293	$15.08	to	$17.12	$4,730	0.18%	0.00%	to	1.50%	2.82%	to	4.33%
2013		337	$14.58	to	$16.45	$5,258	0.84%	0.00%	to	1.50%	37.89%	to	40.00%
2012		293	$10.51	to	$11.78	$3,292	0.25%	0.00%	to	1.50%	12.47%	to	14.14%
VY® Invesco Comstock Portfolio - Adviser Class
2016		21		$19.65		$408	2.11%		0.35%			17.10%
2015		26		$16.78		$429	2.20%		0.35%			-6.52%
2014		27		$17.95		$482	1.94%		0.35%			8.46%
2013		27		$16.55		$444	0.51%		0.35%			34.33%
2012		27		$12.32		$334	0.95%		0.35%			17.89%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Comstock Portfolio - Service Class
2016		2,810	$15.79	to	$26.47	$64,533	2.36%	0.00%	to	1.95%	15.44%	to	17.83%
2015		3,201	$13.53	to	$22.74	$62,485	2.26%	0.00%	to	1.95%	-7.77%	to	-5.98%
2014		3,702	$14.52	to	$24.48	$76,270	1.94%	0.00%	to	1.95%	6.98%	to	9.18%
2013		3,594	$13.42	to	$22.70	$69,828	0.81%	0.00%	to	1.95%	32.35%	to	35.10%
2012		3,281	$10.03	to	$17.01	$48,799	1.24%	0.00%	to	1.95%	16.31%	to	18.73%
VY® Invesco Equity and Income Portfolio - Adviser Class
2016		81		$19.61		$1,585	1.55%		0.35%			14.28%
2015		89		$17.16		$1,534	1.81%		0.35%			-2.89%
2014		95		$17.67		$1,674	1.61%		0.35%			8.07%
2013		50		$16.35		$811	1.05%		0.35%			23.86%
2012		54		$13.20		$712	1.62%		0.35%			11.86%
VY® Invesco Equity and Income Portfolio - Initial Class
2016		16,739	$11.35	to	$23.69	$320,439	1.99%	0.00%	to	1.95%	13.03%	to	15.28%
2015		18,498	$9.93	to	$20.55	$310,862	2.22%	0.00%	to	1.95%	-3.95%	to	-2.03%
2014		20,175	$10.23	to	$20.91	$350,430	1.75%	0.00%	to	1.95%	1.44%	to	11.71%
2013		15,175	$13.78	to	$19.26	$260,310	1.40%	0.00%	to	1.95%	20.81%	to	30.53%
2012		16,784	$11.13	to	$15.37	$232,827	2.34%	0.00%	to	1.95%	5.06%	to	12.81%
VY® Invesco Equity and Income Portfolio - Service Class
2016		115	$11.58	to	$66.49	$1,687	1.84%	0.00%	to	1.25%	13.53%	to	14.99%
2015		110	$10.20	to	$58.25	$1,429	1.46%	0.00%	to	1.25%	-3.50%	to	-2.25%
2014		229	$10.57	to	$60.47	$3,362	3.93%	0.00%	to	1.25%		7.61%
2013		6	$52.41	to	$54.02	$300	1.04%	1.00%	to	1.25%	23.09%	to	23.39%
2012		6	$42.58	to	$43.78	$277	1.98%	1.00%	to	1.25%	11.12%	to	11.40%
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2016		14		$24.47		$344	0.46%		0.35%			14.03%
2015		14		$21.46		$301	0.28%		0.35%			-3.59%
2014		18		$22.26		$406	0.52%		0.35%			14.27%
2013		19		$19.48		$364	0.28%		0.35%			30.74%
2012		23		$14.90		$348	0.61%		0.35%			19.30%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2016		510		$16.54		$8,433	0.95%		0.85%			13.99%
2015		490		$14.51		$7,118	0.92%		0.85%			-3.65%
2014		461		$15.06		$6,939	1.19%		0.95%			14.18%
2013		375		$13.19		$4,945	1.27%		0.95%			30.72%
2012	9/14/2012	90		$10.09		$904	(a)		0.95%			(a)
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2016		1,997	$19.30	to	$39.90	$67,799	0.67%	0.00%	to	1.50%	12.99%	to	14.70%
2015		2,065	$16.98	to	$34.79	$61,629	0.61%	0.00%	to	1.55%	-4.51%	to	-3.01%
2014		2,205	$17.67	to	$35.87	$68,476	0.84%	0.00%	to	1.55%	13.20%	to	14.99%
2013		2,217	$15.51	to	$31.20	$60,174	0.65%	0.00%	to	1.55%	29.54%	to	31.58%
2012		1,951	$11.89	to	$23.72	$40,437	0.76%	0.00%	to	1.55%	18.23%	to	20.04%
VY® Oppenheimer Global Portfolio - Adviser Class
2016		21		$17.61		$373	0.75%		0.35%			-0.62%
2015		30		$17.72		$532	1.10%		0.35%			3.20%
2014		33		$17.17		$559	0.86%		0.35%			1.48%
2013		36		$16.92		$609	0.99%		0.35%			25.99%
2012		45		$13.43		$601	0.90%		0.35%			20.77%
VY® Oppenheimer Global Portfolio - Initial Class
2016		26,549	$13.17	to	$22.67	$512,098	1.18%	0.00%	to	1.80%	-1.57%	to	0.23%
2015		28,813	$13.26	to	$22.62	$561,053	1.50%	0.00%	to	1.80%	2.29%	to	4.13%
2014		30,400	$12.85	to	$21.68	$576,327	1.18%	0.00%	to	1.80%	-2.86%	to	5.83%
2013		33,227	$12.67	to	$21.19	$621,059	1.36%	0.00%	to	1.80%	17.76%	to	32.35%
2012		36,131	$10.06	to	$16.66	$540,715	1.29%	0.00%	to	1.80%	15.61%	to	21.70%
VY® Oppenheimer Global Portfolio - Service Class
2016		49	$21.53	to	$22.33	$1,103	0.93%	1.00%	to	1.25%	-1.24%	to	-1.02%
2015		51	$21.80	to	$22.56	$1,159	1.33%	1.00%	to	1.25%	2.54%	to	2.78%
2014		50	$21.26	to	$21.95	$1,101	1.02%	1.00%	to	1.25%	0.81%	to	1.11%
2013		49	$21.09	to	$21.71	$1,061	1.17%	1.00%	to	1.25%	25.31%	to	25.56%
2012		47	$16.83	to	$17.29	$815	1.10%	1.00%	to	1.25%	19.79%	to	20.15%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Pioneer High Yield Portfolio - Initial Class
2016		1,665	$18.24	to	$22.53	$33,378	5.04%	0.00%	to	1.95%	12.09%	to	14.31%
2015		1,881	$16.11	to	$19.71	$33,264	5.22%	0.00%	to	1.95%	-6.49%	to	-4.61%
2014		2,359	$17.04	to	$20.67	$43,987	5.14%	0.00%	to	1.95%	-1.64%	to	0.34%
2013		1,896	$17.14	to	$20.60	$35,918	4.80%	0.00%	to	1.95%	10.14%	to	12.34%
2012		1,358	$15.39	to	$18.34	$23,376	6.02%	0.00%	to	1.95%	13.96%	to	16.22%
VY® Pioneer High Yield Portfolio - Service Class
2016		41	$19.18	to	$21.34	$856	4.62%	0.25%	to	1.25%	12.49%	to	13.63%
2015		41	$16.89	to	$18.78	$756	4.92%	0.25%	to	1.35%	-6.06%	to	-5.06%
2014		41	$17.98	to	$19.78	$788	4.71%	0.25%	to	1.35%	-1.21%	to	-0.15%
2013		36	$18.20	to	$19.81	$698	4.30%	0.25%	to	1.35%	10.68%	to	11.38%
2012		27	$16.41	to	$17.31	$466	5.82%	0.60%	to	1.40%	14.35%	to	15.08%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2016		14		$23.34		$319	0.02%		0.35%			6.58%
2015		17		$21.90		$379	—		0.35%			1.15%
2014		18		$21.65		$386	—		0.35%			10.91%
2013		20		$19.52		$389	0.23%		0.35%			33.97%
2012		32		$14.57		$465	—		0.35%			15.27%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2016		15,939	$18.00	to	$28.44	$389,971	0.31%	0.00%	to	1.50%	5.84%	to	7.44%
2015		17,153	$16.91	to	$26.48	$394,816	—	0.00%	to	1.50%	0.46%	to	2.04%
2014		17,649	$16.72	to	$25.96	$404,023	0.27%	0.00%	to	1.50%	4.50%	to	14.29%
2013		18,991	$15.09	to	$23.21	$393,263	0.29%	0.00%	to	1.50%	29.45%	to	38.68%
2012		20,973	$11.26	to	$17.17	$324,303	0.52%	0.00%	to	1.50%	11.41%	to	16.10%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2016		50	$17.20	to	$26.17	$1,069	0.09%	0.25%	to	1.25%	5.91%	to	6.82%
2015		50	$16.24	to	$25.21	$994	—	0.00%	to	1.30%	0.42%	to	1.69%
2014		53	$16.17	to	$24.79	$1,070	—	0.00%	to	1.30%	10.19%	to	11.67%
2013		48	$14.67	to	$22.20	$859	0.14%	0.00%	to	1.30%	33.06%	to	34.71%
2012		43	$11.02	to	$16.48	$586	0.17%	0.00%	to	1.30%	14.43%	to	15.89%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2016		50		$22.52		$1,119	—		0.35%			0.67%
2015		64		$22.37		$1,424	—		0.35%			9.87%
2014		73		$20.36		$1,484	—		0.35%			7.78%
2013		83		$18.89		$1,561	—		0.35%			38.08%
2012		89		$13.68		$1,224	—		0.35%			17.93%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2016		9,257	$17.55	to	$54.56	$359,212	—	0.00%	to	1.50%	0.00%	to	1.51%
2015		9,740	$17.48	to	$53.79	$381,587	—	0.00%	to	1.50%	9.13%	to	10.83%
2014		9,293	$15.91	to	$48.96	$337,335	—	0.00%	to	1.50%	7.06%	to	8.71%
2013		9,672	$14.77	to	$45.48	$326,039	0.02%	0.00%	to	1.50%	37.17%	to	39.28%
2012		9,885	$10.71	to	$32.97	$247,651	0.17%	0.00%	to	1.50%	17.11%	to	18.92%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2016		139	$22.17	to	$26.75	$3,555	—	0.00%	to	1.45%	-0.18%	to	1.25%
2015		167	$22.21	to	$26.69	$4,226	—	0.00%	to	1.45%	8.93%	to	10.55%
2014		180	$20.39	to	$24.39	$4,148	—	0.00%	to	1.45%	6.87%	to	8.40%
2013		182	$18.89	to	$22.72	$3,895	0.03%	0.00%	to	1.55%	36.78%	to	38.90%
2012		176	$13.81	to	$16.52	$2,729	—	0.00%	to	1.55%	16.74%	to	18.62%
VY® Templeton Foreign Equity Portfolio - Adviser Class
2016		23		$9.81		$223	2.36%		0.35%			1.03%
2015		36		$9.71		$345	3.71%		0.35%			-4.15%
2014		40		$10.13		$409	2.11%		0.35%			-7.40%
2013		49		$10.94		$539	1.09%		0.35%			19.30%
2012		61		$9.17		$562	1.18%		0.35%			17.87%
VY® Templeton Foreign Equity Portfolio - Initial Class
2016		8,386	$9.20	to	$10.56	$81,205	3.37%	0.00%	to	1.50%	0.32%	to	1.83%
2015		9,214	$9.17	to	$10.37	$88,438	4.05%	0.00%	to	1.50%	-4.85%	to	-3.36%
2014		9,958	$9.63	to	$10.73	$99,808	2.55%	0.00%	to	1.50%	-7.97%	to	-6.53%
2013		10,606	$10.46	to	$11.48	$114,872	1.48%	0.00%	to	1.50%	18.46%	to	20.21%
2012		11,465	$8.83	to	$9.55	$104,253	1.62%	0.00%	to	1.50%	17.08%	to	18.93%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Foreign Equity Portfolio - Service Class
2016		21	$11.13	to	$12.45	$250	2.70%	0.10%	to	1.15%	0.45%	to	1.47%
2015		26	$10.82	to	$12.39	$308	3.77%	0.00%	to	1.40%	-4.84%	to	-3.50%
2014		26	$11.37	to	$12.84	$328	2.03%	0.00%	to	1.40%	-8.23%	to	-6.89%
2013		27	$12.39	to	$13.79	$362	1.24%	0.00%	to	1.40%	18.34%	to	19.91%
2012		25	$10.47	to	$11.50	$284	2.16%	0.00%	to	1.40%	16.98%	to	18.68%
Voya Corporate Leaders 100 Fund - Class I
2016		330	$10.57	to	$10.79	$3,517	2.48%	0.25%	to	1.50%	10.10%	to	11.47%
2015	6/29/2015	153	$9.60	to	$9.68	$1,470	(d)	0.25%	to	1.50%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya Strategic Allocation Conservative Portfolio - Class I
2016		1,361	$13.41	to	$30.51	$31,090	2.97%	0.00%	to	1.50%	4.11%	to	5.68%
2015		1,536	$12.81	to	$28.87	$33,353	3.30%	0.00%	to	1.50%	-1.71%	to	-0.15%
2014		1,725	$12.95	to	$28.93	$38,249	2.71%	0.00%	to	1.50%	4.98%	to	6.63%
2013		1,821	$12.26	to	$27.13	$37,570	2.58%	0.00%	to	1.60%	10.41%	to	12.39%
2012		1,798	$11.03	to	$24.14	$33,238	2.70%	0.00%	to	1.70%	10.62%	to	12.32%
Voya Strategic Allocation Growth Portfolio - Class I
2016		3,025	$12.80	to	$32.70	$69,555	2.66%	0.00%	to	1.95%	4.81%	to	6.93%
2015		3,234	$12.08	to	$30.58	$70,037	2.67%	0.00%	to	1.95%	-3.06%	to	-1.20%
2014		3,394	$12.34	to	$30.84	$75,559	2.04%	0.00%	to	1.95%	4.45%	to	6.63%
2013		3,607	$11.68	to	$28.95	$76,061	1.71%	0.00%	to	1.95%	20.03%	to	22.45%
2012		3,688	$9.63	to	$23.66	$64,806	1.57%	0.00%	to	1.95%	12.70%	to	15.09%
Voya Strategic Allocation Moderate Portfolio - Class I
2016		2,828	$13.06	to	$31.20	$62,777	2.66%	0.00%	to	1.50%	5.02%	to	6.68%
2015		3,023	$12.36	to	$29.26	$63,542	2.91%	0.00%	to	1.70%	-2.06%	to	-0.53%
2014		3,238	$12.54	to	$29.32	$68,770	2.33%	0.00%	to	1.60%	4.94%	to	6.71%
2013		3,358	$11.86	to	$27.50	$67,281	2.15%	0.00%	to	1.60%	14.74%	to	16.58%
2012		3,554	$10.27	to	$23.66	$61,420	2.13%	0.00%	to	1.70%	11.85%	to	13.66%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class A
2016		78		$16.80		$1,308	1.48%		0.35%			8.88%
2015		91		$15.43		$1,408	1.53%		0.35%			-2.16%
2014		101		$15.77		$1,598	1.56%		0.35%			9.82%
2013		111		$14.36		$1,598	1.09%		0.35%			29.60%
2012		71		$11.08		$785	1.34%		0.35%			14.82%
Voya Growth and Income Portfolio - Class I
2016		30,717	$15.28	to	$533.22	$1,180,483	1.95%	0.00%	to	1.95%	7.66%	to	9.77%
2015		34,119	$14.05	to	$490.34	$1,206,913	1.98%	0.00%	to	1.95%	-3.39%	to	-1.38%
2014		37,723	$14.38	to	$502.14	$1,371,748	1.94%	0.00%	to	1.95%	8.58%	to	10.72%
2013		41,976	$13.11	to	$457.82	$1,391,126	1.38%	0.00%	to	1.95%	28.10%	to	31.00%
2012		42,100	$10.12	to	$353.70	$1,068,514	1.84%	0.00%	to	1.95%	13.53%	to	15.77%
Voya Growth and Income Portfolio - Class S
2016		16	$16.13	to	$24.41	$335	1.86%	0.10%	to	1.45%	8.11%	to	9.35%
2015		15	$14.89	to	$22.41	$290	1.75%	0.10%	to	1.55%	-3.12%	to	-1.77%
2014		15	$15.29	to	$22.95	$281	1.62%	0.10%	to	1.55%	8.70%	to	10.33%
2013		12	$13.98	to	$20.81	$212	0.06%	0.10%	to	1.55%	28.36%	to	30.26%
2012		533	$10.84	to	$16.04	$6,121	1.47%	0.00%	to	1.55%	13.73%	to	15.45%
Voya Global Equity Portfolio - Class I
2016		8,952	$9.71	to	$10.05	$88,186	2.79%	0.00%	to	1.55%	4.40%	to	6.03%
2015	03/09/2015	10,297	$9.31	to	$9.49	$96,475	(d)	0.00%	to	1.50%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
Voya Global Equity Portfolio - Class S
2016		1,119	$10.04	to	$10.30	$11,258	2.53%	0.00%	to	1.25%	4.47%	to	5.75%
2015	03/09/2015	1,241	$9.60	to	$9.74	$11,940	(d)	0.00%	to	1.40%		(d)
2014		(d)		(d)		(d)	(d)		(d)			(d)
2013		(d)		(d)		(d)	(d)		(d)			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus LargeCap Portfolio - Class I
2016		10,427	$14.35	to	$41.70	$332,137	1.66%	0.00%	to	1.95%	8.14%	to	10.29%
2015		11,108	$13.21	to	$37.81	$323,462	1.62%	0.00%	to	1.95%	-1.16%	to	0.85%
2014		11,978	$13.30	to	$37.36	$348,666	1.47%	0.00%	to	1.95%	11.70%	to	13.92%
2013		12,649	$11.85	to	$32.83	$325,012	1.82%	0.00%	to	1.95%	30.24%	to	32.92%
2012		13,613	$9.05	to	$24.77	$269,213	1.66%	0.00%	to	1.95%	12.30%	to	14.50%
Voya Index Plus LargeCap Portfolio - Class S
2016		15		$19.52		$298	1.44%		0.35%			9.60%
2015		16		$17.81		$282	1.33%		0.35%			0.28%
2014		18		$17.76		$318	1.23%		0.35%			13.12%
2013		21		$15.70		$335	1.42%		0.35%			32.27%
2012		31		$11.87		$368	1.60%		0.35%			13.70%
Voya Index Plus MidCap Portfolio - Class I
2016		8,805	$17.96	to	$53.51	$361,836	0.99%	0.00%	to	1.95%	15.87%	to	18.18%
2015		9,192	$15.34	to	$45.29	$327,049	0.95%	0.00%	to	1.95%	-3.69%	to	-1.78%
2014		9,910	$15.76	to	$46.11	$366,118	0.77%	0.00%	to	1.95%	7.44%	to	9.90%
2013		10,694	$14.52	to	$42.09	$365,883	1.15%	0.00%	to	1.95%	31.89%	to	34.56%
2012		11,422	$10.89	to	$31.28	$298,981	0.91%	0.00%	to	1.95%	15.57%	to	17.73%
Voya Index Plus MidCap Portfolio - Class S
2016		13		$22.19		$282	0.88%		0.35%			17.41%
2015		16		$18.90		$300	0.60%		0.35%			-2.43%
2014		19		$19.37		$364	0.69%		0.35%			8.94%
2013		28		$17.78		$503	0.90%		0.35%			33.78%
2012		29		$13.29		$387	0.52%		0.35%			16.99%
Voya Index Plus SmallCap Portfolio - Class I
2016		5,041	$18.31	to	$40.21	$163,309	0.81%	0.00%	to	1.95%	24.85%	to	27.36%
2015		5,220	$14.51	to	$31.58	$133,988	0.91%	0.00%	to	1.95%	-5.09%	to	-3.19%
2014		5,601	$15.13	to	$32.63	$149,688	0.63%	0.00%	to	1.95%	3.40%	to	5.43%
2013		6,051	$14.48	to	$30.95	$154,881	0.94%	0.00%	to	1.95%	39.95%	to	42.71%
2012		6,083	$10.24	to	$21.69	$109,978	0.58%	0.00%	to	1.95%	10.36%	to	12.38%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus SmallCap Portfolio - Class S
2016		13		$21.30		$275	0.61%		0.35%			26.56%
2015		16		$16.83		$276	0.72%		0.35%			-3.83%
2014		16		$17.50		$278	0.39%		0.35%			4.92%
2013		14		$16.68		$236	0.49%		0.35%			41.72%
2012		15		$11.77		$176	—		0.35%			11.78%
Voya International Index Portfolio - Class I
2016		3,133	$8.49	to	$16.14	$29,891	3.03%	0.00%	to	1.65%	-0.82%	to	0.82%
2015		3,113	$8.56	to	$16.16	$29,868	3.32%	0.00%	to	1.65%	-2.51%	to	-0.92%
2014		2,753	$8.78	to	$16.46	$26,942	0.83%	0.00%	to	1.65%	-7.48%	to	-5.95%
2013		2,524	$9.41	to	$17.67	$26,714	2.24%	0.00%	to	1.80%	19.26%	to	21.45%
2012		2,347	$7.89	to	$14.68	$20,592	2.78%	0.00%	to	1.80%	16.54%	to	18.84%
Voya International Index Portfolio - Class S
2016		—		$15.76		$7	2.76%		0.35%			0.19%
2015		—		$15.73		$7	—		0.35%			-1.38%
2014		—		$15.95		$7	—		0.35%			-6.51%
2013		—		$17.06		$6	—		0.35%			20.65%
2012		—		$14.14		$5	—		0.35%			18.03%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2016		1,518	$25.96	to	$29.12	$40,899	1.20%	0.00%	to	1.50%	4.97%	to	6.59%
2015		1,069	$24.73	to	$27.32	$27,315	1.14%	0.00%	to	1.50%	6.00%	to	7.60%
2014		769	$23.33	to	$25.39	$18,455	1.11%	0.00%	to	1.50%	11.41%	to	13.10%
2013		563	$20.94	to	$22.45	$12,039	1.35%	0.00%	to	1.50%	30.06%	to	31.98%
2012		547	$16.10	to	$17.01	$8,965	1.14%	0.00%	to	1.50%	12.75%	to	14.47%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2016		43	$26.08	to	$28.59	$1,182	1.07%	0.00%	to	1.20%	5.03%	to	6.32%
2015		45	$24.99	to	$26.89	$1,170	0.90%	0.00%	to	1.10%	6.16%	to	7.39%
2014		43	$23.54	to	$25.04	$1,040	1.10%	0.00%	to	1.10%	11.95%	to	12.74%
2013		45	$21.00	to	$22.21	$956	1.17%	0.00%	to	1.20%	30.17%	to	31.71%
2012		36	$16.02	to	$16.87	$585	0.86%	0.00%	to	1.35%	12.78%	to	14.26%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Index Portfolio - Class I
2016		5,397	$16.11	to	$18.56	$93,725	1.75%	0.00%	to	1.70%	9.07%	to	10.94%
2015		3,955	$14.77	to	$16.73	$62,008	1.62%	0.00%	to	1.70%	0.47%	to	2.07%
2014		3,365	$14.76	to	$16.39	$52,083	1.45%	0.00%	to	1.65%	11.06%	to	12.96%
2013		2,704	$13.18	to	$14.51	$37,350	1.48%	0.00%	to	1.80%	29.72%	to	32.03%
2012		2,210	$10.16	to	$10.99	$23,318	2.28%	0.00%	to	1.80%	13.39%	to	15.56%
Voya Russell™ Large Cap Index Portfolio - Class S
2016		15		$26.33		$400	1.61%		0.95%			9.66%
2015		16		$24.01		$389	1.50%		0.95%			0.84%
2014		17		$23.81		$412	0.95%		0.95%			11.52%
2013		10		$21.35		$221	0.70%		0.95%			30.50%
2012		4		$16.36		$65	2.70%		0.95%			14.17%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2016		21	$23.44	to	$23.62	$490	1.62%	1.15%	to	1.25%	14.17%	to	14.33%
2015		21	$20.53	to	$20.66	$440	1.67%	1.15%	to	1.25%	-4.69%	to	-4.62%
2014		18	$21.54	to	$21.66	$399	1.57%	1.15%	to	1.25%	11.03%	to	11.13%
2013		19	$19.40	to	$19.49	$365	1.61%	1.15%	to	1.25%	30.20%	to	30.37%
2012		17	$14.90	to	$14.95	$255	1.82%	1.15%	to	1.25%	14.79%	to	14.91%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2016		571	$22.55	to	$25.29	$13,396	1.30%	0.00%	to	1.50%	13.60%	to	15.32%
2015		463	$19.85	to	$21.93	$9,518	1.46%	0.00%	to	1.50%	-5.21%	to	-3.77%
2014		382	$20.94	to	$22.79	$8,242	1.23%	0.00%	to	1.50%	10.56%	to	12.21%
2013		312	$18.94	to	$20.31	$6,058	1.54%	0.00%	to	1.50%	29.46%	to	31.46%
2012		264	$14.63	to	$15.45	$3,936	1.55%	0.00%	to	1.50%	14.21%	to	15.90%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2016		473	$26.02	to	$29.18	$12,817	0.69%	0.00%	to	1.50%	5.26%	to	6.81%
2015		434	$24.72	to	$27.32	$11,132	0.71%	0.00%	to	1.50%	-2.29%	to	-0.76%
2014		387	$25.30	to	$27.53	$10,138	0.21%	0.00%	to	1.50%	9.48%	to	11.10%
2013		358	$23.11	to	$24.78	$8,513	0.67%	0.00%	to	1.50%	32.89%	to	34.89%
2012		325	$17.39	to	$18.37	$5,776	0.35%	0.00%	to	1.50%	13.73%	to	15.46%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Mid Cap Index Portfolio - Class I
2016		5,610	$11.17	to	$20.03	$105,572	1.26%	0.00%	to	1.70%	11.48%	to	13.42%
2015		4,628	$15.39	to	$17.66	$77,658	1.28%	0.00%	to	1.80%	-4.42%	to	-2.81%
2014		3,618	$16.29	to	$18.17	$62,848	0.96%	0.00%	to	1.65%	10.89%	to	12.72%
2013		2,845	$14.57	to	$16.12	$44,130	1.11%	0.00%	to	1.80%	31.86%	to	34.11%
2012		2,011	$11.05	to	$12.02	$23,380	0.87%	0.00%	to	1.80%	14.86%	to	17.04%
Voya Russell™ Small Cap Index Portfolio - Class I
2016		2,347	$12.42	to	$21.04	$45,782	1.24%	0.00%	to	1.70%	19.07%	to	21.13%
2015		2,082	$15.26	to	$17.37	$33,953	1.07%	0.00%	to	1.70%	-6.13%	to	-4.56%
2014		1,730	$16.31	to	$18.20	$29,802	0.98%	0.00%	to	1.65%	3.23%	to	4.96%
2013		1,437	$15.67	to	$17.34	$23,761	1.25%	0.00%	to	1.80%	36.26%	to	38.72%
2012		1,049	$11.50	to	$12.50	$12,589	0.79%	0.00%	to	1.80%	13.97%	to	16.06%
Voya Small Company Portfolio - Class I
2016		3,641	$19.75	to	$69.93	$169,597	0.42%	0.00%	to	1.50%	22.62%	to	24.50%
2015		3,689	$16.01	to	$56.17	$140,805	0.50%	0.00%	to	1.50%	-2.27%	to	-0.76%
2014		3,880	$16.28	to	$56.62	$151,114	0.35%	0.00%	to	1.50%	4.94%	to	6.51%
2013		4,235	$15.42	to	$52.98	$155,627	0.51%	0.00%	to	1.50%	35.67%	to	37.83%
2012		4,493	$11.29	to	$38.48	$122,521	0.41%	0.00%	to	1.50%	12.81%	to	14.53%
Voya Small Company Portfolio - Class S
2016		15		$26.06		$401	0.18%		0.35%			23.74%
2015		15		$21.06		$314	0.33%		0.35%			-1.40%
2014		14		$21.36		$301	—		0.35%			5.90%
2013		15		$20.17		$299	0.40%		0.35%			36.93%
2012		14		$14.73		$207	—		0.35%			13.83%
Voya U.S. Bond Index Portfolio - Class I
2016		1,281	$11.63	to	$13.58	$16,169	2.28%	0.00%	to	1.80%	0.43%	to	2.34%
2015		1,070	$11.58	to	$13.27	$13,331	2.29%	0.00%	to	1.80%	-1.53%	to	0.23%
2014		982	$11.76	to	$13.24	$12,284	1.95%	0.00%	to	1.80%	3.89%	to	5.75%
2013		777	$11.32	to	$12.52	$9,263	1.91%	0.00%	to	1.80%	-4.31%	to	-2.57%
2012		937	$11.83	to	$12.85	$11,539	2.32%	0.00%	to	1.80%	2.30%	to	3.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya MidCap Opportunities Portfolio - Class I
2016		5,238	$13.69	to	$33.31	$132,120	—	0.00%	to	1.50%	5.66%	to	7.28%
2015		5,335	$12.94	to	$31.21	$128,449	—	0.00%	to	1.50%	-0.97%	to	0.52%
2014		5,371	$13.03	to	$31.20	$131,603	0.41%	0.00%	to	1.50%	7.23%	to	8.85%
2013		5,043	$12.14	to	$28.81	$113,492	0.04%	0.00%	to	1.50%	29.99%	to	31.99%
2012		2,646	$9.83	to	$21.94	$49,515	0.59%	0.00%	to	1.50%	12.48%	to	14.21%
Voya MidCap Opportunities Portfolio - Class S
2016		49	$19.33	to	$26.84	$1,066	—	0.30%	to	1.55%	5.34%	to	6.70%
2015		60	$18.35	to	$25.17	$1,232	—	0.20%	to	1.55%	-1.29%	to	0.05%
2014		67	$18.59	to	$25.19	$1,396	0.29%	0.20%	to	1.55%	6.90%	to	8.16%
2013		74	$17.39	to	$23.29	$1,401	—	0.00%	to	1.55%	29.68%	to	31.62%
2012		122	$13.41	to	$17.75	$1,742	0.42%	0.00%	to	1.55%	12.33%	to	13.94%
Voya SmallCap Opportunities Portfolio - Class I
2016		3,119	$12.13	to	$32.18	$56,707	—	0.00%	to	1.65%	11.53%	to	13.39%
2015		3,040	$10.82	to	$28.65	$50,351	—	0.00%	to	1.65%	-2.35%	to	-0.91%
2014		2,382	$11.05	to	$28.97	$42,392	—	0.00%	to	1.75%	4.01%	to	5.63%
2013		2,427	$13.46	to	$27.49	$41,575	—	0.00%	to	1.50%	37.03%	to	39.05%
2012		2,283	$9.77	to	$19.73	$28,744	—	0.00%	to	1.75%	13.45%	to	14.88%
Voya SmallCap Opportunities Portfolio - Class S
2016		4		$25.99		$99	—		0.35%			12.71%
2015		5		$23.06		$121	—		0.35%			-1.50%
2014		6		$23.41		$139	—		0.35%			4.98%
2013		5		$22.30		$108	—		0.35%			38.25%
2012		5		$16.13		$80	—		0.35%			14.56%
Wanger International
2016		3,461	$10.68	to	$12.89	$41,297	1.19%	0.00%	to	1.50%	-2.87%	to	-1.38%
2015		3,634	$10.93	to	$13.07	$44,253	1.50%	0.00%	to	1.50%	-1.37%	to	0.09%
2014		3,757	$11.02	to	$13.06	$46,020	1.53%	0.00%	to	1.60%	-5.94%	to	-4.35%
2013		3,586	$11.63	to	$13.66	$46,354	2.71%	0.00%	to	1.60%	20.51%	to	22.40%
2012		3,149	$9.59	to	$11.16	$33,558	1.33%	0.00%	to	1.60%	19.74%	to	21.64%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wanger Select
2016		2,502	$14.50	to	$27.43	$61,099	0.16%	0.00%	to	1.75%	11.67%	to	13.38%
2015		2,867	$12.91	to	$24.20	$62,371	0.01%	0.00%	to	1.65%	-1.22%	to	0.25%
2014		3,331	$12.99	to	$24.14	$73,151	—	0.00%	to	1.75%	1.39%	to	3.43%
2013		4,455	$12.71	to	$23.40	$96,025	0.28%	0.00%	to	1.75%	32.27%	to	34.62%
2012		5,096	$9.53	to	$17.39	$82,307	0.44%	0.00%	to	1.75%	16.36%	to	18.47%
Wanger USA
2016		2,642	$15.22	to	$28.79	$68,640	—	0.00%	to	1.75%	11.73%	to	13.69%
2015		2,789	$13.50	to	$25.50	$64,131	—	0.00%	to	1.75%	-2.34%	to	-0.60%
2014		2,947	$13.70	to	$25.84	$68,668	—	0.00%	to	1.75%	2.96%	to	4.79%
2013		3,280	$13.20	to	$24.83	$73,254	0.14%	0.00%	to	1.75%	31.46%	to	33.78%
2012		3,344	$9.97	to	$18.69	$56,213	0.36%	0.00%	to	1.75%	18.15%	to	20.04%
Washington Mutual Investors FundSM - Class R-3
2016		123	$19.44	to	$22.99	$2,724	1.49%	0.25%	to	1.55%	11.28%	to	12.60%
2015		148	$17.47	to	$21.02	$2,936	1.77%	0.00%	to	1.55%	-2.07%	to	-0.47%
2014		242	$17.84	to	$21.12	$4,859	1.46%	0.00%	to	1.55%	9.11%	to	10.81%
2013		260	$16.35	to	$19.06	$4,722	1.98%	0.00%	to	1.55%	29.45%	to	31.45%
2012		317	$12.63	to	$14.50	$4,381	1.92%	0.00%	to	1.55%	10.40%	to	12.06%
Washington Mutual Investors FundSM - Class R-4
2016		7,095	$16.13	to	$24.56	$152,821	1.91%	0.00%	to	1.50%	11.67%	to	13.33%
2015		6,613	$14.36	to	$21.69	$127,190	1.96%	0.00%	to	1.50%	-1.71%	to	-0.26%
2014		6,771	$14.52	to	$21.76	$132,246	1.70%	0.00%	to	1.50%	9.53%	to	11.16%
2013		6,678	$13.18	to	$19.59	$118,569	2.35%	0.00%	to	1.50%	29.82%	to	31.93%
2012		6,972	$10.09	to	$14.88	$94,956	2.25%	0.00%	to	1.50%	10.80%	to	12.47%
Wells Fargo Small Cap Value Fund - Class A
2016		9		$17.57		$153	—		1.00%			31.41%
2015		7		$13.37		$95	—		1.00%			-11.57%
2014		7		$15.12		$108	0.90%		1.00%			2.44%
2013		8		$14.76		$115	—		1.00%			13.80%
2012		10		$12.97		$135	0.82%		1.00%			12.00%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wells Fargo Small Company Growth Fund - Administrator Class
2016	05/17/2016	19	$11.38	to	$11.61	$216	(e)	0.50%	to	1.25%		(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
2014		(e)		(e)		(e)	(e)		(e)			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
Wells Fargo Special Small Cap Value Fund - Class A
2016		2,852	$19.25	to	$51.24	$124,195	0.58%	0.00%	to	1.50%	26.96%	to	28.91%
2015		3,031	$15.07	to	$39.8	$103,636	0.69%	0.00%	to	1.50%	-5.98%	to	-4.58%
2014		3,271	$15.93	to	$41.74	$118,489	0.75%	0.00%	to	1.50%	5.77%	to	7.34%
2013		3,477	$14.97	to	$38.91	$118,565	0.12%	0.00%	to	1.50%	36.00%	to	38.06%
2012		3,766	$10.94	to	$28.21	$94,083	—	0.00%	to	1.50%	11.78%	to	13.50%

(a)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2016, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Retirement Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company and subsidiaries as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Voya Retirement Insurance and Annuity Company and subsidiaries at December 31, 2016 and 2015, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
March 16, 2017

C-2

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2016 and 2015
(In millions, except share and per share data)

	As of December 31,
	2016	2015
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,364.8 as of 2016 and $20,747.1 as of 2015)	$23,169.9	$21,211.6
Fixed maturities, at fair value using the fair value option	957.2	798.0
Equity securities, available-for-sale, at fair value (cost of $67.1 as of 2016 and $116.7 as of 2015)	82.3	131.3
Short-term investments	32.9	—
Mortgage loans on real estate, net of valuation allowance of $1.1 as of 2016 and $1.2 as of 2015	4,254.5	3,729.1
Policy loans	218.9	229.8
Limited partnerships/corporations	347.8	298.5
Derivatives	470.8	450.3
Securities pledged (amortized cost of $692.8 as of 2016 and $252.3 as of 2015)	767.9	249.2
Total investments	30,302.2	27,097.8
Cash and cash equivalents	561.0	661.1
Short-term investments under securities loan agreements, including collateral delivered	378.8	241.5
Accrued investment income	301.5	295.3
Premiums receivable and reinsurance recoverable	1,633.7	1,838.8
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	1,028.5	1,244.7
Notes receivable from affiliate	175.0	175.0
Current income tax recoverable	0.7	10.5
Due from affiliates	56.4	56.0
Property and equipment	67.7	71.3
Other assets	159.2	167.0
Assets held in separate accounts	61,980.7	58,910.6
Total assets	$96,645.4	$90,769.6

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2016 and 2015
(In millions, except share and per share data)

	As of December 31,
	2016	2015
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$29,578.1	$27,068.0
Payable for securities purchased	7.7	52.5
Payables under securities loan agreements, including collateral held	648.5	541.3
Long-term debt	4.9	4.9
Due to affiliates	162.1	132.2
Derivatives	172.9	115.1
Deferred income taxes	222.8	133.0
Other liabilities	491.4	443.0
Liabilities related to separate accounts	61,980.7	58,910.6
Total liabilities	93,269.1	87,400.6

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2016 and 2015; $50 par value per share)	2.8	2.8
Additional paid-in capital	2,994.4	3,272.6
Accumulated other comprehensive income (loss)	559.5	386.8
Retained earnings (deficit)	(180.4)	(293.2)
Total shareholder's equity	3,376.3	3,369.0
Total liabilities and shareholder's equity	$96,645.4	$90,769.6

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Revenues:
Net investment income	$1,500.6	$1,409.8	$1,389.4
Fee income	724.6	765.3	784.1
Premiums	870.2	657.1	88.8
Broker-dealer commission revenue	175.4	229.7	244.9
Net realized capital gains (losses):
Total other-than-temporary impairments	(19.0)	(44.7)	(7.1)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	0.4	1.2	—
Net other-than-temporary impairments recognized in earnings	(19.4)	(45.9)	(7.1)
Other net realized capital gains (losses)	(193.8)	(231.3)	(132.5)
Total net realized capital gains (losses)	(213.2)	(277.2)	(139.6)
Other revenue	(1.4)	(1.6)	4.4
Total revenues	3,056.2	2,783.1	2,372.0
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	1,764.6	1,422.3	927.8
Operating expenses	815.5	772.5	783.9
Broker-dealer commission expense	175.4	229.7	244.9
Net amortization of Deferred policy acquisition costs and Value of business acquired	166.5	132.6	109.2
Total benefits and expenses	2,922.0	2,557.1	2,065.8
Income (loss) before income taxes	134.2	226.0	306.2
Income tax expense (benefit)	21.4	52.8	74.5
Net income (loss)	$112.8	$173.2	$231.7

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Net income (loss)	$112.8	$173.2	$231.7
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	257.8	(693.4)	531.8
Other-than-temporary impairments	8.7	2.8	5.1
Pension and other postretirement benefits liability	(1.4)	(2.3)	(2.2)
Other comprehensive income (loss), before tax	265.1	(692.9)	534.7
Income tax expense (benefit) related to items of other comprehensive income (loss)	92.4	(238.2)	188.6
Other comprehensive income (loss), after tax	172.7	(454.7)	346.1
Comprehensive income (loss)	$285.5	$(281.5)	$577.8

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2014	$2.8	$3,953.3	$495.4	$(698.1)	$3,753.4
Comprehensive income (loss):
Net income (loss)	—	—	—	231.7	231.7
Other comprehensive income (loss), after tax	—	—	346.1	—	346.1
Total comprehensive income (loss)					577.8
Dividends paid and distributions of capital	—	(371.0)	—	—	(371.0)
Employee related benefits	—	1.6	—	—	1.6
Balance as of December 31, 2014	2.8	3,583.9	841.5	(466.4)	3,961.8
Comprehensive income (loss):
Net income (loss)	—	—	—	173.2	173.2
Other comprehensive income (loss), after tax	—	—	(454.7)	—	(454.7)
Total comprehensive income (loss)					(281.5)
Dividends paid and distributions of capital	—	(321.0)	—	—	(321.0)
Employee related benefits	—	9.7	—	—	9.7
Balance as of December 31, 2015	2.8	3,272.6	386.8	(293.2)	3,369.0
Comprehensive income (loss):
Net income (loss)	—	—	—	112.8	112.8
Other comprehensive income (loss), after tax	—	—	172.7	—	172.7
Total comprehensive income (loss)					285.5
Dividends paid and distributions of capital	—	(278.0)	—	—	(278.0)
Employee related benefits	—	(0.2)	—	—	(0.2)
Balance as of December 31, 2016	$2.8	$2,994.4	$559.5	$(180.4)	$3,376.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Cash Flows from Operating Activities:
Net income (loss)	$112.8	$173.2	$231.7
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(79.5)	(83.5)	(77.4)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	167.8	133.9	110.9
Net accretion/amortization of discount/premium	(0.7)	7.1	9.6
Future policy benefits, claims reserves and interest credited	1,288.6	1,193.5	616.7
Deferred income tax (benefit) expense	(2.6)	(1.3)	(11.2)
Net realized capital losses	213.2	277.2	139.6
Depreciation	3.6	3.6	3.6
Change in:
Accrued investment income	(6.2)	(10.1)	(0.2)
Premiums receivable and reinsurance recoverable	205.1	90.7	87.1
Other receivables and asset accruals	6.9	2.0	(59.0)
Due to/from affiliates	29.5	25.7	(8.2)
Other payables and accruals	126.5	(56.8)	71.0
Other, net	(11.1)	0.2	(10.6)
Net cash provided by operating activities	2,053.9	1,755.4	1,103.6
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,184.3	3,372.8	3,071.1
Equity securities, available-for-sale	49.3	17.4	14.1
Mortgage loans on real estate	375.3	557.2	504.6
Limited partnerships/corporations	70.8	47.8	43.9
Acquisition of:
Fixed maturities	(5,663.9)	(5,257.7)	(3,300.6)
Equity securities, available-for-sale	—	(28.0)	—
Mortgage loans on real estate	(900.5)	(773.3)	(621.3)
Limited partnerships/corporations	(113.2)	(95.7)	(103.1)
Derivatives, net	28.4	(46.7)	(25.2)
Policy loans, net	10.9	9.3	2.9
Short-term investments, net	(32.9)	241.5	(226.4)
Collateral received (delivered), net	(30.1)	8.1	163.1
Purchases of fixed assets, net	—	(0.1)	—
Net cash used in investing activities	(3,021.6)	(1,947.4)	(476.9)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2016, 2015 and 2014
(In millions)

	Year Ended December 31,
	2016	2015	2014
Cash Flows from Financing Activities:
Deposits received for investment contracts	$3,746.0	$3,195.1	$2,355.5
Maturities and withdrawals from investment contracts	(2,534.5)	(2,439.7)	(2,580.4)
Receipts on deposit contracts	—	—	124.7
Settlements on deposit contracts	(66.0)	(63.2)	(54.9)
Excess tax benefits on share-based compensation	0.1	0.7	1.7
Dividends paid and return of capital distribution	(278.0)	(321.0)	(371.0)
Net cash provided by (used in) financing activities	867.6	371.9	(524.4)
Net (decrease) increase in cash and cash equivalents	(100.1)	179.9	102.3
Cash and cash equivalents, beginning of period	661.1	481.2	378.9
Cash and cash equivalents, end of period	$561.0	$661.1	$481.2
Supplemental cash flow information:
Income taxes paid (received), net	$15.4	$54.2	$168.3
Interest paid	—	0.1	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, "the Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings. ING Group continues to hold certain warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets"), small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions in late 2016 to better align business activities to the Company's priorities. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, consultants, dedicated financial guidance, planning and advisory representatives associated with Voya Financial, Inc.'s retail broker-dealer, Voya Financial Advisors, Inc. ("Voya Financial Advisors").

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where we may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, Voya Financial Partners, LLC ("VFP") and Directed Services LLC ("DSL"). Intercompany transactions and balances have been eliminated.

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Reserves for future policy benefits;
•Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");
•Valuation of investments and derivatives;
•Impairments;
•Income taxes; and
•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest.  Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security, and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into reinsurance agreements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation, and are included in Other assets on the Consolidated Balance Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets, which generally range from 3 to 40 years, with the exception of land and artwork which are not depreciated. Depreciation expense is included in Operating expenses in the Consolidated Statements of Operations.

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 1.0% to 6.5%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•
Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 4.8% for the years 2016, 2015 and 2014. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

•
For fixed-indexed annuity contracts ("FIAs"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owner/policyholders in the Consolidated Statements of Operations.

FIA: The Company issues FIAs that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer embedded derivative and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, (b) the deferred income tax liabilities and assets for items recognized differently in its Consolidated Financial Statements from amounts shown on its income tax returns and (c) the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis. The Company will continue to evaluate as regulatory and business factors change.

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent, such as the dividends received deduction, which is estimated using information from the prior period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

Adoption of New Pronouncements

Derivative Contract Novations
In March 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2016-05, "Derivatives and Hedging (Accounting Standards Codification ("ASC") Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships” (“ASU 2016-05”), which clarifies that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under ASC Topic 815 does not, in and of itself, require dedesignation of that hedging relationship.

The provisions of ASU 2016-05 are effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2016, with early adoption permitted, using either a prospective or modified retrospective approach. The Company elected to early adopt ASU 2016-05 as of January 1, 2016 on a prospective basis. The adoption had no effect on the Company's financial condition, results of operations or cash flows.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Consolidation
In February 2015, the FASB issued ASU 2015-02, “Consolidation (ASC Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”), which:

•
Modifies the evaluation of whether limited partnerships and similar legal entities are Variable Interest Entities ("VIEs") or Voting Interest Entities ("VOEs"), including the requirement to consider the rights of all equity holders at risk to determine if they have the power to direct the entity's most significant activities.

•
Eliminates the presumption that a general partner should consolidate a limited partnership. Limited partnerships and similar entities will be VIEs unless the limited partners hold substantive kick-out rights in the participating rights.

•	Affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

•	Provides a new scope exception for registered money market funds and similar unregistered money market funds, and ends the deferral granted to investment companies from applying the VIE guidance.

The Company adopted the provisions of ASU 2015-02 on January 1, 2016 using a modified retrospective approach. The adoption had no effect on the Company's financial condition or results of operations, but impacted disclosures only. Investments in limited partnerships previously accounted for as VOEs became VIEs under the new guidance as the limited partners do not hold substantive kick-out rights or participating rights. See Variable Interest Entities section of the Investments Note to these Consolidated Financial Statements for additional information.

Hybrid Financial Instruments
In November 2014, the FASB issued ASU 2014-16, “Derivatives and Hedging (ASC Topic 815): Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity” (“ASU 2014-16”), which requires an entity to determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including all embedded derivative features.

The provisions of ASU 2014-16 were adopted by the Company on January 1, 2016. The adoption had no effect on the Company’s financial condition, results of operations or cash flows.

Future Adoption of Accounting Pronouncements

Statement of Cash Flows
In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows (ASC Topic 230): Classification of Certain Cash Receipts and Cash Payments” (“ASU 2016-15”), which addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows.  The amendments provide guidance on eight specific cash flow issues.

The provisions of ASU 2016-15 are effective retrospectively for fiscal years beginning after December 15, 2017, including interim periods, with early adoption permitted. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-15.

Financial Instruments - Credit Losses
In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (ASC Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”), which:

•	Introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments,

•	Modifies the impairment model for available-for-sale debt securities, and

•	Provides a simplified accounting model for purchased financial assets with credit deterioration since their origination.

The provisions of ASU 2016-13 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted for fiscal years beginning after December 15, 2018. Initial adoption of ASU 2016-13 is required to be reported on a modified retrospective basis, with a cumulative-effect adjustment to retained earnings as of the beginning of the year of adoption, except for certain provisions that are required to be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-13.

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Debt Instruments
In March 2016, the FASB issued ASU 2016-06, “Derivatives and Hedging (ASC Topic 815): Contingent Put and Call Options in Debt Instruments” (“ASU 2016-06”), which clarifies that an entity is only required to follow the four-step decision sequence when assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts for purposes of bifurcating an embedded derivative. The entity does not need to assess whether the event that triggers the ability to exercise a call (put) option is related to interest rates or credit risks.

The provisions of ASU 2016-06 are effective on a modified retrospective basis for fiscal years beginning after December 15, 2016, including interim periods, with early adoption permitted. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-06.

Financial Instruments - Recognition and Measurement
In January 2016, the FASB issued ASU 2016-01, “Financial Instruments-Overall (ASC Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”), which requires:

•	Equity investments (except those consolidated or accounted for under the equity method) to be measured at fair value with changes in fair value recognized in net income.

•	Elimination of the disclosure of methods and significant assumptions used to estimate the fair value for financial instruments measured at amortized cost.

•	The use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes.

•
Separate presentation in other comprehensive income of the portion of the total change in fair value of a liability resulting from a change in own credit risk if the liability is measured at fair value under the fair value option.

•	Separate presentation on the balance sheet or financial statement notes of financial assets and financial liabilities by measurement category and form of financial asset.

The provisions of ASU 2016-01 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption only permitted for certain provisions. Initial adoption of ASU 2016-01 is required to be reported on a modified retrospective basis, with a cumulative-effect adjustment to the balance sheet as of the beginning of the year of adoption, except for certain provisions that are required to be applied prospectively. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2016-01.

Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. ASU 2014-09 also updated the accounting for certain costs associated with obtaining and fulfilling contracts with customers and requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In addition, the FASB issued various amendments during 2016 to clarify the provisions and implementation guidance of ASU 2014-09. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the guidance.

The provisions of ASU 2014-09 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted as of January 1, 2017. Initial adoption of ASU 2014-09 is required to be reported using either a retrospective or modified retrospective approach.

The Company plans to adopt ASU 2014-09 on January 1, 2018. As the scope of ASU 2014-09 excludes insurance contracts and financial instruments, the guidance does not apply to a significant portion of the Company’s business. Consequently, the Company does not currently expect the adoption of this guidance to have a material impact; however, implementation efforts, including assessment of transition approach, are ongoing.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2016:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$692.8	$95.9	$1.7	$—	$787.0	$—
U.S. Government agencies and authorities	3.8	—	—	—	3.8	—
State, municipalities and political subdivisions	794.7	16.3	15.6	—	795.4	—
U.S. corporate public securities	9,511.1	533.3	72.0	—	9,972.4	1.3
U.S. corporate private securities	2,950.9	89.4	79.7	—	2,960.6	—
Foreign corporate public securities and foreign governments(1)	2,801.4	120.6	37.6	—	2,884.4	—
Foreign corporate private securities(1)	2,822.0	113.9	25.9	—	2,910.0	—

Residential mortgage-backed securities:
Agency	2,356.7	81.4	27.0	9.3	2,420.4	—
Non-Agency	313.8	47.6	2.0	8.2	367.6	4.8
Total Residential mortgage-backed securities	2,670.5	129.0	29.0	17.5	2,788.0	4.8
Commercial mortgage-backed securities	1,301.2	33.2	16.7	—	1,317.7	—
Other asset-backed securities	466.4	10.6	1.3	—	475.7	2.1

Total fixed maturities, including securities pledged	24,014.8	1,142.2	279.5	17.5	24,895.0	8.2
Less: Securities pledged	692.8	81.9	6.8	—	767.9	—
Total fixed maturities	23,322.0	1,060.3	272.7	17.5	24,127.1	8.2
Equity securities	67.1	15.2	—	—	82.3	—
Total fixed maturities and equity securities investments	$23,389.1	$1,075.5	$272.7	$17.5	$24,209.4	$8.2
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $176.3 of net unrealized gains on impaired available-for-sale securities.

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2015:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$616.6	$105.1	$0.3	$—	$721.4	$—
U.S. Government agencies and authorities	4.3	—	—	—	4.3	—
State, municipalities and political subdivisions	589.9	13.8	7.9	—	595.8	—
U.S. corporate public securities	9,472.4	384.9	256.8	—	9,600.5	1.4
U.S. corporate private securities	2,336.0	86.3	62.4	—	2,359.9	—
Foreign corporate public securities and foreign governments(1)	2,868.7	95.0	151.5	—	2,812.2	—
Foreign corporate private securities(1)	2,678.8	96.1	63.5	—	2,711.4	—

Residential mortgage-backed securities:
Agency	1,579.5	105.3	4.8	12.8	1,692.8	—
Non-Agency	181.6	46.3	2.1	10.6	236.4	6.4
Total Residential mortgage-backed securities	1,761.1	151.6	6.9	23.4	1,929.2	6.4
Commercial mortgage-backed securities	1,228.9	49.5	3.5	—	1,274.9	6.7
Other asset-backed securities	240.7	9.9	1.4	—	249.2	2.4

Total fixed maturities, including securities pledged	21,797.4	992.2	554.2	23.4	22,258.8	16.9
Less: Securities pledged	252.3	16.0	19.1	—	249.2	—
Total fixed maturities	21,545.1	976.2	535.1	23.4	22,009.6	16.9
Equity securities	116.7	14.6	—	—	131.3	—
Total fixed maturities and equity securities investments	$21,661.8	$990.8	$535.1	$23.4	$22,140.9	$16.9
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).
(4) Amount excludes $209.2 of net unrealized gains on impaired available-for-sale securities.

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2016, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$741.6	$742.6
After one year through five years	4,830.8	5,053.6
After five years through ten years	6,406.6	6,503.1
After ten years	7,597.7	8,014.3
Mortgage-backed securities	3,971.7	4,105.7
Other asset-backed securities	466.4	475.7
Fixed maturities, including securities pledged	$24,014.8	$24,895.0

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2016 and 2015, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2016
Communications	$1,222.6	$85.3	$10.2	$1,297.7
Financial	2,850.4	146.7	14.1	2,983.0
Industrial and other companies	8,479.5	346.4	98.9	8,727.0
Energy	2,144.8	104.9	48.8	2,200.9
Utilities	2,436.2	130.1	31.3	2,535.0
Transportation	617.7	25.7	5.6	637.8
Total	$17,751.2	$839.1	$208.9	$18,381.4

December 31, 2015
Communications	$1,218.8	$67.1	$28.6	$1,257.3
Financial	2,651.5	146.8	13.1	2,785.2
Industrial and other companies	7,778.2	267.7	180.7	7,865.2
Energy	2,655.2	26.1	261.8	2,419.5
Utilities	2,150.7	122.1	21.8	2,251.0
Transportation	560.6	14.0	13.8	560.8
Total	$17,015.0	$643.8	$519.8	$17,139.0

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2016 and 2015, approximately 58.4% and 63.8%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2016 and 2015, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2016 and 2015, the fair value of loaned securities was $548.2 and $178.9, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2016 and 2015, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $248.4 and $185.9, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2016 and 2015, liabilities to return collateral of $248.4 and $185.9, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

During the first quarter of 2016 under an amendment to the securities lending program, the Company began accepting non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2016 the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $315.8. As of December 31, 2015, the Company did not retain any securities as collateral.

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table sets forth borrowings under securities lending transactions by class of collateral pledged for the dates indicated:

	December 31, 2016(1)	December 31, 2015
U.S. Treasuries	$303.6	$—
U.S. corporate public securities	179.6	111.7
Foreign corporate public securities and foreign governments	79.6	74.2
Equity Securities	0.4	—
Short-term Investments	1.0	—
Payables under securities loan agreements	$564.2	$185.9
(1) Borrowings under securities lending transactions include both cash and non-cash collateral of $248.4 and $315.8, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the investments in VIEs was $347.8 and $0.4 as of December 31, 2016 and 2015, respectively; these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2016:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$134.4	$1.7	$—	$—		$—	$—	$134.4	$1.7
State, municipalities and political subdivisions	426.6	14.9	—	—		4.9	0.7	431.5	15.6
U.S. corporate public securities	2,107.1	53.2	2.5	0.2		179.7	18.6	2,289.3	72.0
U.S. corporate private securities	1,011.2	48.2	21.7	1.0		131.5	30.5	1,164.4	79.7
Foreign corporate public securities and foreign governments	678.4	20.4	1.2	0.1		132.5	17.1	812.1	37.6
Foreign corporate private securities	599.7	22.8	—	—		44.8	3.1	644.5	25.9
Residential mortgage-backed	881.2	23.5	109.0	2.7		54.5	2.8	1,044.7	29.0
Commercial mortgage-backed	414.3	16.7	4.9	—	*	6.3	—	425.5	16.7
Other asset-backed	146.9	0.3	0.9	—	*	17.3	1.0	165.1	1.3
Total	$6,399.8	$201.7	$140.2	$4.0		$571.5	$73.8	$7,111.5	$279.5
*Less than $0.1

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2015:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$69.4	$0.3	$—	$—		$—	$—	$69.4	$0.3
State, municipalities and political subdivisions	191.3	2.2	150.3	5.7		—	—	341.6	7.9
U.S. corporate public securities	1,764.0	67.6	1,708.3	136.4		209.6	52.8	3,681.9	256.8
U.S. corporate private securities	373.2	10.9	410.5	43.8		35.8	7.7	819.5	62.4
Foreign corporate public securities and foreign governments	670.0	33.8	485.8	55.8		195.7	61.9	1,351.5	151.5
Foreign corporate private securities	546.0	42.1	213.3	16.5		19.6	4.9	778.9	63.5
Residential mortgage-backed	116.5	1.7	42.3	0.9		128.4	4.3	287.2	6.9
Commercial mortgage-backed	156.9	1.4	78.8	2.1		—	—	235.7	3.5
Other asset-backed	22.6	0.1	0.4	—	*	13.7	1.3	36.7	1.4
Total	$3,909.9	$160.1	$3,089.7	$261.2		$602.8	$132.9	$7,602.4	$554.2
*Less than $0.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 88.6% and 81.9% of the average book value as of December 31, 2016 and 2015, respectively.

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2016
Six months or less below amortized cost	$6,702.7	$22.0	$215.8	$5.0	1,098	9
More than six months and twelve months or less below amortized cost	269.4	3.3	14.2	0.8	54	2
More than twelve months below amortized cost	312.8	80.8	20.7	23.0	128	5
Total	$7,284.9	$106.1	$250.7	$28.8	1,280	16

December 31, 2015
Six months or less below amortized cost	$3,980.3	$747.5	$141.7	$211.4	762	104
More than six months and twelve months or less below amortized cost	3,001.4	27.6	156.6	13.4	485	2
More than twelve months below amortized cost	382.5	17.3	26.9	4.2	144	2
Total	$7,364.2	$792.4	$325.2	$229.0	1,391	108

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost			Unrealized Capital Losses			Number of Securities
	< 20%	> 20%		< 20%	> 20%		< 20%	> 20%
December 31, 2016
U.S. Treasuries	$136.1	$—		$1.7	$—		22	—
State, municipalities and political subdivisions	447.1	—		15.6	—		187	—
U.S. corporate public securities	2,351.7	9.6		69.5	2.5		417	3
U.S. corporate private securities	1,162.2	81.9		56.8	22.9		108	3
Foreign corporate public securities and foreign governments	836.9	12.8		34.6	3.0		159	3
Foreign corporate private securities	670.4	—	*	25.9	—	*	64	2
Residential mortgage-backed	1,073.6	0.1		29.0	—	*	196	3
Commercial mortgage-backed	442.2	—	*	16.7	—	*	90	1
Other asset-backed	164.7	1.7		0.9	0.4		37	1
Total	$7,284.9	$106.1		$250.7	$28.8		1,280	16

December 31, 2015
U.S. Treasuries	$69.7	$—		$0.3	$—		14	—
State, municipalities and political subdivisions	349.5	—		7.9	—		117	—
U.S. corporate public securities	3,565.2	373.5		153.5	103.3		651	58
U.S. corporate private securities	791.0	90.9		34.6	27.8		87	4
Foreign corporate public securities and foreign governments	1,211.9	291.1		63.6	87.9		254	40
Foreign corporate private securities	807.3	35.1		53.9	9.6		85	5
Residential mortgage-backed	294.1	—		6.9	—		130	—
Commercial mortgage-backed	239.2	—		3.5	—		38	—
Other asset-backed	36.3	1.8		1.0	0.4		15	1
Total	$7,364.2	$792.4		$325.2	$229.0		1,391	108
* Less than $0.1.
Investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired (typically pre-2008) indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on the valuation of a particular security within the trust will also be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Based on this analysis, the

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the years ended December 31, 2016 and 2015, the Company had no new troubled debt restructurings for private placement bonds or commercial mortgage loans.

As of December 31, 2016 the Company held no commercial mortgage troubled debt restructured loans.

As of December 31, 2016 and 2015, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2016			December 31, 2015
	Impaired	Non Impaired	Total	Impaired	Non Impaired	Total
Commercial mortgage loans	$4.6	$4,251.0	$4,255.6	$10.7	$3,719.6	$3,730.3
Collective valuation allowance for losses	N/A	(1.1)	(1.1)	N/A	(1.2)	(1.2)
Total net commercial mortgage loans	$4.6	$4,249.9	$4,254.5	$10.7	$3,718.4	$3,729.1
N/A - Not Applicable

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2016 and 2015.

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2016	December 31, 2015
Collective valuation allowance for losses, balance at January 1	$1.2	$1.1
Addition to (reduction of) allowance for losses	(0.1)	0.1
Collective valuation allowance for losses, end of period	$1.1	$1.2

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2016	December 31, 2015
Impaired loans without allowances for losses	$4.6	$10.7
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$4.6	$10.7
Unpaid principal balance of impaired loans	$6.1	$12.2

As of December 31, 2016 and 2015 the Company did not have any impaired loans with allowances for losses.

The following table presents information on restructured loans as of the dates indicated:

	December 31, 2016	December 31, 2015
Troubled debt restructured loans	$—	$5.9

The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due. The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2016 and 2015.

There were no loans 30 days or less in arrears, with respect to principal and interest as of December 31, 2016. There were two loans 30 days or less in arrears, with respect to principal and interest as of December 31, 2015, with a total amortized cost of $1.0.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made to either apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Impaired loans, average investment during the period (amortized cost)(1)	$7.7	$21.6	$37.6
Interest income recognized on impaired loans, on an accrual basis(1)	0.4	1.2	2.2
Interest income recognized on impaired loans, on a cash basis(1)	0.4	1.3	2.1
Interest income recognized on troubled debt restructured loans, on an accrual basis	—	0.8	1.8
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2016 (1)	December 31, 2015 (1)
Loan-to-Value Ratio:
0% - 50%	$369.1	$395.1
>50% - 60%	1,078.9	969.4
>60% - 70%	2,574.1	2,158.2
>70% - 80%	230.8	204.8
>80% and above	2.7	2.8
Total Commercial mortgage loans	$4,255.6	$3,730.3
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2016 (1)	December 31, 2015 (1)
Debt Service Coverage Ratio:
Greater than 1.5x	$3,427.6	$2,957.7
>1.25x - 1.5x	415.2	494.5
>1.0x - 1.25x	340.7	208.6
Less than 1.0x	46.7	38.6
Commercial mortgage loans secured by land or construction loans	25.4	30.9
Total Commercial mortgage loans	$4,255.6	$3,730.3
(1) Balances do not include collective valuation allowance for losses.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2016 (1)		December 31, 2015 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$968.8	22.9%	$867.5	23.3%
South Atlantic	956.3	22.5%	857.3	23.0%
Middle Atlantic	710.1	16.7%	556.1	14.9%
West South Central	431.9	10.1%	414.8	11.1%
Mountain	370.7	8.7%	304.1	8.2%
East North Central	447.8	10.5%	380.8	10.2%
New England	81.1	1.9%	81.4	2.2%
West North Central	223.2	5.2%	208.6	5.6%
East South Central	65.7	1.5%	59.7	1.5%
Total Commercial mortgage loans	$4,255.6	100.0%	$3,730.3	100.0%
(1) Balances do not include collective valuation allowance for losses.

	December 31, 2016 (1)		December 31, 2015 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,358.9	31.9%	$1,330.8	35.7%
Industrial	960.7	22.6%	741.3	19.9%
Apartments	793.5	18.6%	630.4	16.9%
Office	711.0	16.7%	586.3	15.7%
Hotel/Motel	170.2	4.0%	177.6	4.7%
Mixed Use	49.9	1.2%	47.1	1.3%
Other	211.4	5.0%	216.8	5.8%
Total Commercial mortgage loans	$4,255.6	100.0%	$3,730.3	100.0%
(1) Balances do not include collective valuation allowance for losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2016 (1)	December 31, 2015 (1)
Year of Origination:
2016	$874.3	$—
2015	729.1	745.3
2014	548.0	558.0
2013	685.1	709.2
2012	681.1	748.2
2011	442.9	553.2
2010 and prior	295.1	416.4
Total Commercial mortgage loans	$4,255.6	$3,730.3
(1) Balances do not include collective valuation allowance for losses.

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2016		2015		2014
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment		No. of Securities
U.S. corporate public securities	$3.7	2	$8.5	8	$1.7		3
Foreign corporate public securities and foreign governments(1)	12.2	3	34.2	9	3.7		7
Foreign corporate private securities(1)	0.7	2	0.7	1	—		—
Residential mortgage-backed	2.8	25	2.4	26	1.6		26
Commercial mortgage-backed	—	—	—	0	0.1		2
Other asset-backed	—	—	0.1	1	—	*	1
Total	$19.4	32	$45.9	45	$7.1		39
(1) Primarily U.S. dollar denominated.

* Less than $0.1.

The above tables include $1.9, $3.8 and $1.6 of write-downs related to credit impairments for the years ended December 31, 2016, 2015 and 2014, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $17.5, $42.1 and $5.5 in write-downs for the years ended December 31, 2016, 2015 and 2014, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2016		2015		2014
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate public securities	$3.7	1	$8.5	7	$1.6	3
Foreign corporate public securities and foreign governments(1)	11.7	2	32.5	8	3.7	7
Foreign corporate private securities(1)	—	—	—	—	—	—
Residential mortgage-backed	2.1	4	1.1	5	0.1	3
Commercial mortgage-backed	—	—	—	—	0.1	2
Other asset-backed	—	—	—	—	—	—
Total	$17.5	7	$42.1	20	$5.5	15
(1) Primarily U.S. dollar denominated.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Balance at January 1	$19.3	$22.4	$28.0
Additional credit impairments:
On securities not previously impaired	—	—	0.7
On securities previously impaired	0.8	1.3	0.9
Reductions:
Increase in cash flows	1.6	0.2	0.6
Securities sold, matured, prepaid or paid down	9.3	4.2	6.6
Balance at December 31	$9.2	$19.3	$22.4

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Fixed maturities	$1,325.0	$1,230.0	$1,216.3
Equity securities, available-for-sale	4.3	4.2	7.1
Mortgage loans on real estate	190.5	194.6	172.7
Policy loans	12.1	12.0	13.3
Short-term investments and cash equivalents	1.3	0.6	0.5
Other	29.8	21.9	30.6
Gross investment income	1,563.0	1,463.3	1,440.5
Less: investment expenses	62.4	53.5	51.1
Net investment income	$1,500.6	$1,409.8	$1,389.4

As of December 31, 2016 and 2015, the Company had $3.0 and $1.1, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Fixed maturities, available-for-sale, including securities pledged	$(70.1)	$(65.2)	$(14.7)
Fixed maturities, at fair value option	(201.9)	(141.2)	(74.6)
Equity securities, available-for-sale	—	(0.3)	1.3
Derivatives	51.9	(13.7)	50.6
Embedded derivatives - fixed maturities	(5.9)	(4.4)	(1.2)
Guaranteed benefit derivatives	12.7	(52.4)	(101.2)
Other investments	0.1	—	0.2
Net realized capital gains (losses)	$(213.2)	$(277.2)	$(139.6)
After-tax net realized capital gains (losses)	$(138.6)	$(180.2)	$(90.7)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Proceeds on sales	$1,824.6	$1,835.4	$1,616.3
Gross gains	19.6	24.6	24.4
Gross losses	85.0	48.7	35.2

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company also used futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of fixed index annuity ("FIA") contracts. During the first quarter of 2016, the Company moved to a static hedging strategy for its FIA contracts and replaced futures contracts with equity options.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses equity options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Managed custody guarantees ("MCGs"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2016			December 31, 2015
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$35.3	$0.4	$0.2	$285.3	$60.1	$—
Foreign exchange contracts	230.5	12.8	6.3	51.2	10.7	—
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	29,112.2	437.1	154.2	25,309.1	362.3	104.0
Foreign exchange contracts	175.4	12.6	12.0	144.6	13.9	10.7
Equity contracts	89.4	2.3	—	15.9	—	0.1
Credit contracts	425.5	5.6	0.2	407.5	3.3	0.3
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments	N/A	17.5	—	N/A	23.4	—
Within products	N/A	—	173.8	N/A	—	184.1
Within reinsurance agreements	N/A	—	(43.5)	N/A	—	(71.6)
Managed custody guarantees	N/A	—	—	N/A	—	0.3
Total		$488.3	$303.2		$473.7	$227.9

(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2016 and 2015. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2016
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$425.5	$5.6	$0.2
Equity contracts	89.4	2.3	—
Foreign exchange contracts	405.9	25.4	18.3
Interest rate contracts	25,606.7	437.5	153.8
		470.8	172.3
Counterparty netting(1)		(169.0)	(169.0)
Cash collateral netting(1)		(265.8)	—
Securities collateral netting(1)		(11.0)	(1.7)
Net receivables/payables		$25.0	$1.6
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2015
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$407.5	$3.3	$0.3
Equity contracts	—	—	—
Foreign exchange contracts	195.8	24.6	10.7
Interest rate contracts	22,965.5	422.4	103.4
		450.3	114.4
Counterparty netting(1)		(111.7)	(111.7)
Cash collateral netting(1)		(298.0)	(0.3)
Securities collateral netting(1)		(11.0)	(2.4)
Net receivables/payables		$29.6	$—
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2016, the Company held $42.6 and $227.1 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2015, the Company held $120.3 and $179.5 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2016, the Company delivered $219.7 of securities and held $11.2 of securities as collateral. As of December 31, 2015, the Company delivered $70.3 of securities and held $11.1 of securities as collateral.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$0.6	$0.7	$0.2
Foreign exchange contracts	1.0	0.6	0.5
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	50.5	(16.1)	41.0
Foreign exchange contracts	(4.1)	1.3	4.8
Equity contracts	0.9	(0.7)	1.8
Credit contracts	3.0	0.5	2.3
Embedded derivatives and Managed custody guarantees:
Within fixed maturity investments(2)	(5.9)	(4.4)	(1.2)
Within products(2)	12.3	(52.3)	(101.4)
Within reinsurance agreements(3)	(28.0)	58.5	(41.0)
Managed custody guarantees(2)	0.4	(0.1)	0.2
Total	$30.7	$(12.0)	$(92.8)
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2016, 2015 and 2014, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2016, the fair values of credit default swaps of $5.6 and $0.2 were included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2015, the fair values of credit default swaps of $3.3 and $0.3 were included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2016, the maximum potential future exposure to the Company was $402.0 on credit default swaps. As of December 31, 2015, the maximum potential future exposure to the Company was $384.0 on credit default swaps. These instruments are typically written for a maturity period of 5 years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing or other similar techniques.

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$729.3	$57.7	$—	$787.0
U.S. Government agencies and authorities	—	3.8	—	3.8
State, municipalities and political subdivisions	—	795.4	—	795.4
U.S. corporate public securities	—	9,964.9	7.5	9,972.4
U.S. corporate private securities	—	2,435.9	524.7	2,960.6
Foreign corporate public securities and foreign governments(1)	—	2,884.3	0.1	2,884.4
Foreign corporate private securities (1)	—	2,756.0	154.0	2,910.0
Residential mortgage-backed securities	—	2,766.8	21.2	2,788.0
Commercial mortgage-backed securities	—	1,307.9	9.8	1,317.7
Other asset-backed securities	—	449.0	26.7	475.7
Total fixed maturities, including securities pledged	729.3	23,421.7	744.0	24,895.0
Equity securities, available-for-sale	34.4	—	47.9	82.3
Derivatives:
Interest rate contracts	—	437.5	—	437.5
Foreign exchange contracts	—	25.4	—	25.4
Equity contracts	—	2.3	—	2.3
Credit contracts	—	5.6	—	5.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	939.8	32.9	—	972.7
Assets held in separate accounts	57,192.4	4,782.9	5.4	61,980.7
Total assets	$58,895.9	$28,708.3	$797.3	$88,401.5
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$23.3	$23.3
Stabilizer and MCGs	—	—	150.5	150.5
Other derivatives:
Interest rate contracts	0.6	153.8	—	154.4
Foreign exchange contracts	—	18.3	—	18.3
Equity contracts	—	—	—	—
Credit contracts	—	0.2	—	0.2
Embedded derivative on reinsurance	—	(43.5)	—	(43.5)
Total liabilities	$0.6	$128.8	$173.8	$303.2
(1) Primarily U.S. dollar denominated.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$660.4	$61.0	$—	$721.4
U.S. Government agencies and authorities	—	4.3	—	4.3
State, municipalities and political subdivisions	—	595.8	—	595.8
U.S. corporate public securities	—	9,598.2	2.3	9,600.5
U.S. corporate private securities	—	1,963.5	396.4	2,359.9
Foreign corporate public securities and foreign governments(1)	—	2,811.7	0.5	2,812.2
Foreign corporate private securities (1)	—	2,553.3	158.1	2,711.4
Residential mortgage-backed securities	—	1,901.0	28.2	1,929.2
Commercial mortgage-backed securities	—	1,262.3	12.6	1,274.9
Other asset-backed securities	—	236.1	13.1	249.2
Total fixed maturities, including securities pledged	660.4	20,987.2	611.2	22,258.8
Equity securities, available-for-sale	83.8	—	47.5	131.3
Derivatives:
Interest rate contracts	—	422.4	—	422.4
Foreign exchange contracts	—	24.6	—	24.6
Equity contracts	—	—	—	—
Credit contracts	—	3.3	—	3.3
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	902.6	—	—	902.6
Assets held in separate accounts	54,283.0	4,623.6	4.0	58,910.6
Total assets	$55,929.8	$26,061.1	$662.7	$82,653.6
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$—	$—	$23.1	$23.1
Stabilizer and MCGs	—	—	161.3	161.3
Other derivatives:
Interest rate contracts	0.6	103.4	—	104.0
Foreign exchange contracts	—	10.7	—	10.7
Equity contracts	0.1	—	—	0.1
Credit contracts	—	0.3	—	0.3
Embedded derivative on reinsurance	—	(71.6)	—	(71.6)
Total liabilities	$0.7	$42.8	$184.4	$227.9
(1) Primarily U.S. dollar denominated.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Fixed maturities: The fair values for actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category primarily include certain U.S. Treasury securities.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. Government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities, and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes. As of December 31, 2016, $655.9 and $18.8 billion of a total fair value of $24.9 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2015, $597.3 and $17.0 billion of a total fair value of $22.3 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents exit price for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.The remaining derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2016 and 2015. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2016
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	2.3	(0.1)	—	—	—	(0.7)	(0.7)	6.7	—	7.5	—
U.S. Corporate private securities	396.4	(0.2)	3.0	173.3	—	(17.5)	(67.9)	44.2	(6.6)	524.7	(0.1)
Foreign corporate public securities and foreign governments(1)	0.5	(0.4)	—	—	—	—	—	—	—	0.1	(0.4)
Foreign corporate private securities(1)	158.1	(0.6)	5.4	—	—	(0.1)	(25.7)	19.6	(2.7)	154.0	(0.6)
Residential mortgage-backed securities	28.2	(7.0)	—	—	—	—	—	—	—	21.2	(7.0)
Commercial mortgage-backed securities	12.6	—	0.1	2.6	—	—	(4.5)	—	(1.0)	9.8	—
Other asset-backed securities	13.1	—	(0.1)	14.8	—	—	(1.6)	0.5	—	26.7	—
Total fixed maturities, including securities pledged	611.2	(8.3)	8.4	190.7	—	(18.3)	(100.4)	71.0	(10.3)	744.0	(8.1)
Equity securities, available-for-sale	47.5	—	0.4	—	—	—	—	—	—	47.9	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(161.3)	15.5	—	—	(4.7)	—	—	—	—	(150.5)	—
FIA(2)	(23.1)	(2.8)	—	—	0.1	—	2.5	—	—	(23.3)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—	—	—	—	—	—	—	—	—	—
Assets held in separate accounts(5)	4.0	—	—	3.0	—	(0.4)	—	2.7	(3.9)	5.4	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2015
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	19.3	—	(0.2)	—	—	—	(0.8)	—	(16.0)	2.3	—
U.S. Corporate private securities	355.5	(0.1)	(14.8)	138.0	—	(2.5)	(91.0)	11.3	—	396.4	(0.2)
Foreign corporate public securities and foreign governments(1)	—	(1.7)	(0.1)	—	—	—	(2.1)	4.4	—	0.5	(1.7)
Foreign corporate private securities(1)	165.7	(0.5)	(1.8)	1.8	—	—	(33.8)	26.7	—	158.1	(0.7)
Residential mortgage-backed securities	17.3	(4.0)	(1.5)	9.8	—	—	—	6.6	—	28.2	(4.0)
Commercial mortgage-backed securities	19.0	—	(0.1)	14.8	—	—	(2.1)	—	(19.0)	12.6	—
Other asset-backed securities	2.4	—	—	12.4	—	—	(0.8)	5.3	(6.2)	13.1	—
Total fixed maturities, including securities pledged	579.2	(6.3)	(18.5)	176.8	—	(2.5)	(130.6)	54.3	(41.2)	611.2	(6.6)
Equity securities, available-for-sale	36.6	—	0.6	10.3	—	—	—	—	—	47.5	—
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(102.9)	(53.7)	—	—	(4.7)	—	—	—	—	(161.3)	—
FIA(2)	(26.3)	1.3	—	—	(0.1)	—	2.0	—	—	(23.1)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	1.5	—	—	—	—	—	(1.5)	—	—	—	—
Assets held in separate accounts(5)	2.4	(0.1)	—	4.1	—	(0.1)	—	—	(2.3)	4.0	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2016 and 2015, the transfers in and out of Level 3 for fixed maturities and equity securities, as well as separate accounts, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its guaranteed benefit derivatives is presented in the following sections and table.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company and the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2016:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 7.5%
Nonperformance risk	0.25% to 1.6%		0.25% to 1.6%
Actuarial Assumptions:
Partial Withdrawals	0% to 7.0%		—
Lapses	0% to 42%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	93%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	7%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2015:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.1% to 7.3%
Nonperformance risk	0.23% to 1.3%		0.23% to 1.3%
Actuarial Assumptions:
Partial Withdrawals	0.4% to 3.2%		—
Lapses	0% to 45%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 50%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	90%	0-25%	0-15%	0-30%	0-15%
Stabilizer with Recordkeeping Agreements	10%	0-50%	0-30%	0-50%	0-25%
Aggregate of all plans	100%	0-50%	0-30%	0-50%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$24,895.0	$24,895.0	$22,258.8	$22,258.8
Equity securities, available-for-sale	82.3	82.3	131.3	131.3
Mortgage loans on real estate	4,254.5	4,339.6	3,729.1	3,881.1
Policy loans	218.9	218.9	229.8	229.8
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	972.7	972.7	902.6	902.5
Derivatives	470.8	470.8	450.3	450.3
Notes receivable from affiliates	175.0	216.2	175.0	208.4
Assets held in separate accounts	61,980.7	61,980.7	58,910.6	58,910.6
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	24,942.7	28,876.5	22,979.4	27,612.3
Supplementary contracts, immediate annuities and other	386.1	437.5	411.8	479.2
Deposit liabilities	172.0	245.8	194.8	194.8
Derivatives:
Guaranteed benefit derivatives:
FIA	23.3	23.3	23.1	23.1
Stabilizer and MCGs	150.5	150.5	161.3	161.3
Other derivatives	172.9	172.9	115.1	115.1
Long-term debt	4.9	4.9	4.9	4.9
Embedded derivatives on reinsurance	(43.5)	(43.5)	(71.6)	(71.6)
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans.  Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Notes receivable from affiliates: Estimated fair value of the Company's notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:
Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Deposit liabilities: Fair value is estimated as the present value of expected cash flows associated with the deposit liability discounted using risk-free rates plus adjustments for nonperformance risk and uncertainty in the expected cash flows. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company’s long-term debt is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk. Long-term debt is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA		Total
Balance at January 1, 2014	$476.2	$696.6		$1,172.8
Deferrals of commissions and expenses	69.8	6.9		76.7
Amortization:
Amortization	(91.0)	(113.3)		(204.3)
Interest accrued	35.9	59.2	(1)	95.1
Net amortization included in the Consolidated Statements of Operations	(55.1)	(54.1)		(109.2)
Change in unrealized capital gains/losses on available-for-sale securities	(94.4)	(122.6)		(217.0)
Balance as of December 31, 2014	396.5	526.8		923.3
Deferrals of commissions and expenses	76.9	5.8		82.7
Amortization:
Amortization	(106.8)	(117.9)		(224.7)
Interest accrued	36.2	55.9	(1)	92.1
Net amortization included in the Consolidated Statements of Operations	(70.6)	(62.0)		(132.6)
Change in unrealized capital gains/losses on available-for-sale securities	117.6	238.1		355.7
Balance as of December 31, 2015	520.4	708.7		1,229.1
Deferrals of commissions and expenses	73.5	5.3		78.8
Amortization:
Amortization	(95.7)	(159.8)		(255.5)
Interest accrued	37.5	51.5	(1)	89.0
Net amortization included in the Consolidated Statements of Operations	(58.2)	(108.3)		(166.5)
Change in unrealized capital gains/losses on available-for-sale securities	(59.3)	(68.3)		(127.6)
Balance as of December 31, 2016	$476.4	$537.4		$1,013.8

(1)	Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2016, 2015 and 2014.

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2017	46.0
2018	36.9
2019	30.9
2020	27.4
2021	24.1

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2016, the account value for the separate account contracts with guaranteed minimum benefits was $38.4 billion. The additional liability recognized related to minimum guarantees was $157.7. As of December 31, 2015, the account value for the separate account contracts with guaranteed minimum benefits was $36.9 billion. The additional liability recognized related to minimum guarantees was $171.6.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2016 and 2015 was $8.0 billion and $7.8 billion, respectively.

7.    Reinsurance

As of December 31, 2016, the Company has reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2016, the Company had agreements with two of its affiliates, Langhorne I, LLC, and Security Life of Denver International ("SLDI"), which are accounted for under the deposit method of accounting. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2016 and 2015, the Company had $1.6 billion and $1.8 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $7.7 and $8.4 were maintained for this contract as of December 31, 2016 and 2015, respectively.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2016	2015
Reserves ceded and claims recoverable	$1,650.3	$1,838.8
Premiums receivable, net	(16.6)	—
Total	$1,633.7	$1,838.8

The following table summarizes the effect of reinsurance on Premiums for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Premiums:
Direct premiums	$870.3	$657.2	$88.9
Reinsurance assumed	—	—	0.1
Reinsurance ceded	(0.1)	(0.1)	(0.2)
Net premiums	$870.2	$657.1	$88.8

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2016, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $278.0, $274.0 of which was paid on May 23, 2016 and $4.0 of which was paid on December 27, 2016. During the year ended December 31, 2015, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $321.0, $231.0 of which was paid on May 20, 2015 and $90.0 of which was paid on December 23, 2015.

On March 31, 2016, VFP paid a $20.0 dividend to VRIAC; on June 28, 2016, VFP paid a $20.0 dividend to VRIAC; on September 29, 2016, VFP paid a $20.0 dividend to VRIAC; and on December 12, 2016, VFP declared a dividend in the amount of $25.0, which was paid on December 16, 2016. On December 23, 2015, VFP paid a dividend in the amount of $115.0 to VRIAC.

During the years ended December 31, 2016 and 2015, DSL did not pay any dividends to VRIAC, its parent.

During the years ended December 31, 2016 and 2015, VRIAC did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $266.2, $317.5 and $321.7, for the years ended December 31, 2016, 2015 and 2014, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2016 and 2015.

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2016	2015	2014
Fixed maturities, net of OTTI	$862.7	$438.0	$1,553.7
Equity securities, available-for-sale	15.2	14.6	14.5
Derivatives	200.2	208.3	202.6
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(324.4)	(196.4)	(552.4)
Premium deficiency reserve adjustment	(89.2)	(66.5)	(129.8)
Unrealized capital gains (losses), before tax	664.5	398.0	1,088.6
Deferred income tax asset (liability)	(111.0)	(18.1)	(255.5)
Unrealized capital gains (losses), after tax	553.5	379.9	833.1
Pension and other postretirement benefits liability, net of tax	6.0	6.9	8.4
AOCI	$559.5	$386.8	$841.5

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2016
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$345.9		$(120.8)	$225.1
Equity securities	0.6		(0.2)	0.4
OTTI	8.7		(3.0)	5.7
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	70.1		(24.5)	45.6
DAC/VOBA and Sales inducements	(128.0)	(1)	44.8	(83.2)
Premium deficiency reserve adjustment	(22.7)		7.9	(14.8)
Change in unrealized gains/losses on available-for-sale securities	274.6		(95.8)	178.8

Derivatives:
Derivatives	11.2	(2)	(3.9)	7.3
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(19.3)		6.8	(12.5)
Change in unrealized gains/losses on derivatives	(8.1)		2.9	(5.2)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(1.4)	(3)	0.5	(0.9)
Change in pension and other postretirement benefits liability	(1.4)		0.5	(0.9)
Change in Other comprehensive income (loss)	$265.1		$(92.4)	$172.7
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2015
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,183.7)		$410.0	$(773.7)
Equity securities	(0.2)		0.1	(0.1)
OTTI	2.8		(1.0)	1.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	65.5		(22.9)	42.6
DAC/VOBA and Sales inducements	356.0	(1)	(124.6)	231.4
Premium deficiency reserve adjustment	63.3		(22.2)	41.1
Change in unrealized gains/losses on available-for-sale securities	(696.3)		239.4	(456.9)

Derivatives:
Derivatives	19.7	(2)	(6.9)	12.8
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(14.0)		4.9	(9.1)
Change in unrealized gains/losses on derivatives	5.7		(2.0)	3.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.3)	(3)	0.8	(1.5)
Change in pension and other postretirement benefits liability	(2.3)		0.8	(1.5)
Change in Other comprehensive income (loss)	$(692.9)		$238.2	$(454.7)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2014
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$713.0		$(251.0)	$462.0
Equity securities	(1.3)		0.5	(0.8)
OTTI	5.1		(1.8)	3.3
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	15.0		(5.3)	9.7
DAC/VOBA and Sales inducements	(217.1)	(1)	76.0	(141.1)
Premium deficiency reserve adjustment	(47.4)		16.6	(30.8)
Change in unrealized gains/losses on available-for-sale securities	467.3		(165.0)	302.3

Derivatives:
Derivatives	77.0	(2)	(27.0)	50.0
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(7.4)		2.6	(4.8)
Change in unrealized gains/losses on derivatives	69.6		(24.4)	45.2

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8	(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8	(1.4)
Change in Other comprehensive income (loss)	$534.7		$(188.6)	$346.1
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Current tax expense (benefit):
Federal	$24.0	$54.1	$85.7
Total current tax expense (benefit)	24.0	54.1	85.7
Deferred tax expense (benefit):
Federal	(2.6)	(1.3)	(11.2)
Total deferred tax expense (benefit)	(2.6)	(1.3)	(11.2)
Total income tax expense (benefit)	$21.4	$52.8	$74.5

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2016	2015	2014
Income (loss) before income taxes	$134.2	$226.0	$306.2
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	47.0	79.1	107.2
Tax effect of:
Dividends received deduction	(26.5)	(23.7)	(30.7)
Valuation allowance	(2.1)	(3.6)	(0.4)
Audit settlements	(0.1)	(0.1)	(0.1)
Tax Credit	2.1	3.6	0.4
Other	1.0	(2.5)	(1.9)
Income tax expense (benefit)	$21.4	$52.8	$74.5
Effective tax rate	15.9%	23.4%	24.3%

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2016	2015
Deferred tax assets
Insurance reserves	$224.0	$197.1
Investments	141.1	197.9
Compensation and benefits	71.4	69.6
Other assets	7.4	8.6
Total gross assets before valuation allowance	443.9	473.2
Less: Valuation allowance	5.0	7.1
Assets, net of valuation allowance	438.9	466.1

Deferred tax liabilities
Net unrealized investment (gains) losses	(346.1)	(208.0)
Deferred policy acquisition costs	(315.6)	(391.1)
Total gross liabilities	(661.7)	(599.1)
Net deferred income tax asset (liability)	$(222.8)	$(133.0)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2016 and December 31, 2015, the Company had total valuation allowances of $5.0 and $7.1, respectively. As of December 31, 2016 and December 31, 2015, $124.3 and $126.4, respectively, of these valuation allowances were allocated to continuing operations, and $(119.3) as of the end of each period was allocated to Other comprehensive income related to realized and unrealized capital losses.

For the years ended December 31, 2016, 2015 and 2014, the decreases in the valuation allowance were $2.1, $3.6 and $0.4, respectively, all of which were allocated to continuing operations.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Tax Sharing Agreement

The Company had a receivable from Voya Financial, Inc. of $0.7 and $10.5 as of December 31, 2016 and 2015, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. Also, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial, Inc. would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial, Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2016 and December 31, 2015.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2016 and December 31, 2015.

Tax Regulatory Matters

During 2016, the Internal Revenue Service ("IRS") completed its examination of Voya Financial, Inc.'s consolidated return (including the Company) through tax year 2015. The audit settlements did not have a material impact on the Company. Voya Financial, Inc. (including the Company) is currently under audit by the IRS, and it is expected that the examination of tax year 2016 may be finalized within the next twelve months. Voya Financial, Inc. (including the Company) and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2016 and 2017.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $7.7, $6.0 and $6.2 for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $11.7, $10.8 and $10.6, for the years ended December 31, 2016, 2015 and 2014, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015
Change in benefit obligation:
Benefit obligation, January 1	$88.1	$96.6
Interest cost	4.1	4.1
Benefits paid	(5.3)	(5.3)
Actuarial (gains) losses on obligation	0.6	(7.3)
Benefit obligation, December 31	$87.5	$88.1

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2016 and 2015:

	December 31,
	2016	2015
Accrued benefit cost	$(87.5)	$(88.1)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(2.5)	(3.7)
Net amount recognized	$(90.0)	$(91.8)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2016 and 2015 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2016	2015
Discount rate	4.55%	4.81%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.55% was the appropriate discount rate as of December 31, 2016, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2016	2015	2014
Discount rate	4.81%	4.36%	4.95%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Interest cost	$4.1	$4.1	$4.0
Amortization of prior service cost (credit)	(1.2)	(1.2)	(1.2)
Net (gain) loss recognition	0.6	(7.3)	13.3
Net periodic (benefit) cost	$3.5	$(4.4)	$16.1

Cash Flows

In 2017, the Company is expected to contribute $6.0 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2017 through 2021 and thereafter through 2026, are estimated to be $6.0, $7.3, $5.8, $6.2, $6.0 and $27.8, respectively.

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 through 2015. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plans that upon vesting, will be issuable in Voya Financial, Inc. common stock.

The Company was allocated compensation expense from Voya Financial, Inc. and ING Group of $22.3, $22.0 and $25.1 for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company recognized tax benefits of $7.8, $7.7 and $8.6 in 2016, 2015 and 2014, respectively. Excess tax benefits are recognized in Additional paid-in capital and are accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital are not recognized until the benefits result in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•
The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.

•
The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The Voya Financial, Inc. Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•	The Voya Financial, Inc. Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2016, 2015 and 2014, were $12.6, $12.5 and $12.8, respectively.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting on behalf of the Department of Economic and Community Development ("DECD") loaned VRIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property").

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The loan has a term of twenty years and bears an annual interest rate of 1.0%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, VRIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if VRIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to VRIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if VRIAC and its Voya affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. VRIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, Voya Services Company. In November 2012, VRIAC provided a letter of credit to the DECD in the amount of $10.6 as security for its repayment obligations with respect to the loan.

At December 31, 2016 and 2015, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2016, 2015 and 2014, rent expense for leases was $4.1, $4.1 and $3.8, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2016 and 2015, the Company had off-balance sheet commitments to acquire mortgage loans of $602.0 and $221.0, respectively, and purchase limited partnerships and private placement investments of $455.9 and $330.4, respectively.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2016	2015
Other fixed maturities-state deposits	$13.4	$13.5
Securities pledged(1)	767.9	249.2
Total restricted assets	$781.3	$262.7
(1) Includes the fair value of loaned securities of $548.2 and $178.9 as of December 31, 2016 and 2015, respectively. In addition, as of December 31, 2016 and 2015, the Company delivered securities as collateral of $219.7 and $70.3, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2016, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Dezelan v. Voya Retirement Insurance and Annuity Company (USDC District of Connecticut, No. 3:16-cv-1251)(filed July 26, 2016), a putative class action in which plaintiff, a participant in a 403(b) Plan, seeks to represent the a class of plans whose assets are invested in VRIAC “Group Annuity Contract Stable Value Funds.”  Plaintiff alleges that VRIAC has violated the Employee Retirement Income Security Act of 1974 by charging unreasonable fees and setting its own compensation in

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

connection with stable value products.  Plaintiff seeks declaratory and injunctive relief, disgorgement of profits, damages and attorney’s fees. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

14.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred in the amounts of $57.6, $51.5 and $50.2, respectively.

•
Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred in the amounts of $264.7, $235.1 and $197.7, respectively.

•
Amended and Restated Services agreement between VRIAC and its U.S. insurance company affiliates and other affiliates for administrative, management, financial and information technology services, dated as of April 1, 2015. For the years ended December 31, 2016, 2015 and 2014, expenses related to the agreement were incurred in the amount of $44.5, $26.7 and $26.9, respectively.

•
Service agreement with Voya Institutional Plan Services, LLC ("VIPS") effective November 30, 2008 pursuant to which VIPS provides record-keeper services to certain benefit plan clients of VRIAC. For the years ended December 31, 2016, 2015 and 2014, VRIAC's net earnings related to the agreement were in the amount of $5.4, $7.5 and $8.1, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2016, 2015 and 2014, revenue under the VIM intercompany agreement was $33.3, $35.0 and $31.9, respectively.

•
Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, Inc.("VFA"), an affiliate of VRIAC.  For the years ended December 31, 2016, 2015 and 2014 commission expenses incurred by VRIAC were $73.4, $74.0 and $71.6, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•
Underwriting and distribution agreements with Voya Insurance and Annuity Company ("VIAC") and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as VRIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2016, 2015 and 2014, commissions were collected in the amount of $175.4, $229.7 and $244.9, respectively. Such commissions are, in turn, paid to broker-dealers.

•
Intercompany agreements with each of VIAC, VIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contracting Party. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred under these intercompany agreements in the aggregate amount of $123.2, $206.5 and $231.5, respectively.

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred under this service agreement in the amount of $2.9, $2.8 and $3.3, respectively.

•
Administrative and advisory services agreements with Voya Investments, LLC and VIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of Voya Investors Trust. For the years ended December 31, 2016, 2015 and 2014, expenses were incurred in the amounts of $69.8, $67.8 and $45.5, respectively.

Reinsurance Agreements

The Company has entered into the following agreements that are accounted for under the deposit method with two of its affiliates. As of December 31, 2016 and 2015, the Company had deposit assets of $80.4 and $91.0, respectively, and deposit liabilities of $172.0 and $194.8, respectively, related to these agreements. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective January 1, 2014, VRIAC entered into a coinsurance agreement with Langhorne I, LLC, an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of our Stabilizer and Managed Custody Guarantee business.

Effective December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsures to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York is 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York is 100%.

Investment Advisory and Other Fees

DSL has been retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of Voya Investors Trust. DSL earns a monthly fee based on a percentage of average daily net assets of Voya Investors Trust. DSL has entered into an administrative services subcontract with Voya Investments, LLC, an affiliate, pursuant to which Voya Investments, LLC, provides certain management, administrative and other services to Voya Investors Trust and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of Voya Partners, Inc., an affiliate. DSL and Voya Partners, Inc. have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for Voya Partners, Inc. Voya Partners, Inc. pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2016, 2015 and 2014, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $350.3, $379.7 and $414.3, respectively. As of December 31, 2016 and 2015, DSL had $29.7 and $30.1, respectively, receivable from Voya Investors Trust under the management agreement.

Additionally, VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual funds products issued by certain of its affiliates. For the years ended December 31, 2016, 2015 and 2014, distribution revenues received by VFP related to affiliated mutual fund products were $25.4, $26.1 and $24.7, respectively.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2021, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2016, 2015, and 2014, interest on any borrowing by

C-72

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

either the Company or Voya Financial, Inc. was charged at a rate based on the prevailing market rate for similar third-party borrowings or securities.

Under this agreement, the Company incurred immaterial interest expense for the years ended December 31, 2016, 2015 and 2014. The Company earned interest income of $0.4, $0.8 and $0.4 for the years ended December 31, 2016, 2015 and 2014, respectively. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations.  As of December 31, 2016 and 2015, the Company did not have any outstanding receivable/payable with Voya Financial, Inc. under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2016, 2015 and 2014.

C-73

Form No. SAI.75988-17	VRIAC Ed. May 2017

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2016
-	Statements of Operations for the year ended December 31, 2016
-	Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2016 and 2015
-	Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2016, 2015 and 2014
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2016, 2015 and 2014
-	Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.4)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among Directed Services LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(3.5)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between Directed Services LLC and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.6)

Amendment No. 3 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC) • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-167182), as filed on April 21, 2015.

(3.7)

Amendment No. 4 to the Intercompany Agreement effective May 1, 2015 between Directed Services LLC (DSL) and Voya Retirement Insurance and Annuity Company (VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.8)

Amendment No. 5 to the Intercompany Agreement effective March 1, 2016 to the Intercompany Agreement dated December 22, 2010 between Directed Services LLC (DSL) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.9)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.10)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(3.11)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.12)

Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(4.1)

Variable Annuity Contracts (IRA-CDA-IC) and (IP-CDA-IB) • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 15, 1996.

(4.2)	Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75988), as filed on December 30, 2003.
(4.3)	Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75988), as filed on December 30, 2003.
(4.4)

Contract Schedule IMSIRA-03 to Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(4.5)

Contract Schedule IROIRA-03 to Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(4.6)

Contract Schedule IROPIRA-03 to Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(4.7)

Contract Schedule IMSIRA-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(4.8)

Contract Schedule IROIRA-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(4.9)

Contract Schedule IROPIRA-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(4.10)

Endorsement EIRA-ROTH-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(4.11)

Endorsement EIRA-ROTH-03 to Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(4.12)

Endorsements (EIRA-SDOIC-97) and (EIRA-SDOIC-97(NY)) to Variable Annuity Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75988), as filed on December 30, 2003.

(4.13)

Endorsement (EIP-SDOIB-97) to Variable Annuity Contract IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75988), as filed on December 30, 2003.

(4.14)

Endorsement (EPIRA-GI-98) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75988), as filed on September 15, 1998.

(4.15)

Endorsement (EIGET-IC(R)) to Contracts IRA-CDA-IC and IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75964), as filed on August 30, 1996.

(4.16)

Endorsement (EGET-99) to Contracts IRA-CDA-IC and IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

(4.17)

Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(4.18)

Contract Schedule (IROPIRA-99) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 24, 1999.

(4.19)

Endorsement EEGTRRA-PENIRA(01) to Contracts IRA-CDA-IC and IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 15, 2002.

(4.20)

Contract Schedule (IROIRA-99) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 24, 1999.

(4.21)

Contract Schedule (IMSIRA-99) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 24, 1999.

(4.22)

Endorsement EIRAGMDB-04 to Contracts IRA-CDA-IC and IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement Form N-4 (File No. 033-75988), as filed on February 19, 2004.

(4.23)

Endorsement EVNMCHG (09/14) to Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 2015.

(5.1)	Variable Annuity Contract Application (304.00.1A) • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement Form N-4 (File No. 033-75988), as filed on October 30, 1997.
(5.2)	Variable Annuity Contract Application (703.00.1A) • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 18, 1997.
(5.3)	Variable Annuity Contract Application (75988-97) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 20, 1998.
(5.4)	Variable Annuity Contract Application (75988-04) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.
(5.5)

Variable Annuity Contract Application (75988-04)(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to the ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

Participation Agreement effective as of March 1, 2000 among Aetna Life Insurance and Annuity Company, Alliance Fund Distributors, Inc., and Alliance Capital Management L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.

(8.2)

Service Agreement effective as of March 1, 2000 among Aetna Life Insurance and Annuity Company and Alliance Capital Management L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.

(8.3)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AllianceBernstein Investor Services, Inc., ING Life insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 9, 2008.

(8.4)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.5)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.6)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.7)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V and amended on June 26, 2009 • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.8)

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance Product Fund V and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(8.9)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc., and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.10)

Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.11)

First Amendment effective as of April 1, 2005 to Service Contract dated June 20, 2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc. and amended on April 1, 2006 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.12)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.13)

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.

(8.14)

Amendment effective June 5, 2007 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. and amended on November 17, 2011 • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on April 3, 3012.

(8.15)

Amendment No. 3 dated August 12, 2013 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and ING Financial Advisers, LLC and amended on June 5, 2007 and November 17, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.16)

Amendment No. 4 dated August 1, 2014 to Amended and Restated Participation Agreement dated December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Insurance and Annuity company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC), and amended on June 5, 2007, November 17, 2011 and August 12, 2013 • Incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17, 2015.

(8.17)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.18)

Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on November 11, 2011• Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.19)

Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative Services Agreement dated October 3, 2005 by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York and amended on May 17, 2006 and November 11, 2011 • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(8.20)

Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.21)

Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.22)

Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company and amended on, November 17, 2000 and July 12, 2002 • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on April 13. 2004.

(8.23)

Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. and amended on October 1, 2000 • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998, and by reference to Pre-Effective Amendment No. 1 (File No. 333-49176), as filed on November 30, 2000.

(8.24)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.25)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company and amended on April 30, 2009 (effective as of May 1, 2005) • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(8.26)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company and amended on April 30, 2009 (effective as of May 1, 2005) • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001, and by reference to Post-Effective Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.

(8.27)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.28)

Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(8.29)

First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. dated March 11, 1997 and amended on May 1, 2004 and August 15, 2007 • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000, and by reference to Post-Effective Amendment No. 39 (File No. 033-75988), as filed on April 11, 2007, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.

(8.30)

Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(8.31)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.32)

Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 24, 2012.

(8.33)

Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA Distributors LLC (renamed Allianz Global Investors Distributors LLC) • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.34)

First Amendment dated as of August 15, 2007 to Participation Agreement by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.35)

Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the ”Trust”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company and amended on August 15, 2007 • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective Amendment No. 51 (File No. 333-01107), as filed on May 23, 2008.

(8.36)

Services Agreement effective as of May 1, 2004 between Pacific Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company and amended on August 15, 2007 • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005 by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.37)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.38)

Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.39)

Amendment No. 1 is made and entered into as of May 1, 2004 to Participation Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 and amended on August 15, 2007 • Incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on February 15, 2008.

(8.40)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.41)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.42)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.43)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company and amended on May 7, 2007 • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective Amendment No. 53 (File No. 333-01107), as filed on August 18, 2008.

(8.44)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.45)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25.   Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Alain M. Karaoglan	230 Park Avenue New York, NY 10169	Director
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Chetlur S. Ragavan	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Michael S. Smith	230 Park Avenue New York, NY 10169	Director and Executive Vice President, Finance
Carolyn M. Johnson	One Orange Way Windsor, CT 06095-4774	Director and Senior Vice President
Patricia J. Walsh	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
Heather H. Lavallee	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Patrick D. Lusk	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President and Appointed Actuary
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Chad J. Tope	909 Locust Street Des Moines, IA 50309	Senior Vice President
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
Anne M. Iezzi	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance

Name	Principal Business Address	Positions and Offices with Depositor
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Kristi L. Cooper	909 Locust Street Des Moines, IA 50309	Vice President, Compliance
Chad M. Eslinger	20 Washington Avenue South Minneapolis, MN 55401	Vice President, Compliance
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

*	These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 68 to Registration Statement on Form N-4 for Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (File No. 333-01107), as filed with the Securities and Exchange Commission on April 4, 2017.

Item 27.   Number of Contract Owners

As of February 28, 2017, there were 624,624 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28.   Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS.  Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.  Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.  Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.  Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation.  Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer.  The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more.  The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority.  An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.  This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

(a)     In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act).  Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director and Managing Director
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director

Name	Principal Business Address	Positions and Offices with Underwriter
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Joseph J. Elmy	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President, Tax
Megan A. Huddleston	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Assistant Secretary
David S. Pendergrass	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary
M. Bishop Bastien	3017 Douglas Boulevard Roseville, CA 95661	Vice President
Debra M. Bell	8055 East Tuft Avenue Suite 710 Denver, CO 80237	Vice President and Assistant Treasurer
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Bernard P. Heffernon	10740 Nall Avenue, Suite 120 Overland Park, KS 66211	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	One Orange Way Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr.	15455 North Dallas Parkway Suite 1250 Addison, TX 75001	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Dawn M. Mazzola	One Orange Way Windsor, CT 06095-4774	Vice President
Michael J. Pise	One Orange Way Windsor, CT 06095-4774	Vice President

Name	Principal Business Address	Positions and Offices with Underwriter
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Elizabeth L. Schroeder	One Orange Way Windsor, CT 06095-4774	Vice President
Frank W. Snodgrass	9020 Overlook Blvd. Brentwood, TN 37027	Vice President
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Terry L. Owens	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$51,308,844.30

*       Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2016.

Item 30.   Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31.   Management Services

Not applicable

Item 32.   Undertakings

Registrant hereby undertakes:

(a)     to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)     to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)     to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 033-75988) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 18th day of April, 2017.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 54 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Charles P. Nelson*	Director and President	)
Charles P. Nelson	(principal executive officer))
)
Francis G. O’Neill*	Senior Vice President and Chief Financial Officer	)
Francis G. O’Neill	(principal financial officer))
)
C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer	)
C. Landon Cobb, Jr.	(principal accounting officer))
)
Carolyn M. Johnson*	Director	)	April
Carolyn M. Johnson		)	18, 2017
)
Alain M. Karaoglan*	Director	)
Alain M. Karaoglan		)
)
Rodney O. Martin, Jr.*	Director	)
Rodney O. Martin, Jr.		)
)
Chetlur S. Ragavan*	Director	)
Chetlur S. Ragavan		)
)
Michael S. Smith*	Director	)
Michael S. Smith		)

By:	/s/J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C Exhibit Index

Exhibit No.	Exhibit

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney